Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	SHG
Entity Registrant Name	SHINHAN FINANCIAL GROUP CO LTD
Entity Central Index Key	0001263043
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	474,199,587

Consolidated Balance Sheets In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)		Dec. 31, 2009 KRW		Dec. 31, 2010 KRW		Dec. 31, 2010 Variable Interest Entities USD ( $)	Dec. 31, 2010 Variable Interest Entities KRW
ASSETS
Cash and cash equivalents	$ 5,031,852		4,363,125,000		5,689,011,000
Investments							2,263,157	2,558,725,000
Restricted cash (Note 4)	4,916,582		7,973,917,000		5,558,687,000
Interest-bearing deposits	2,104,108		2,164,004,000		2,378,905,000
Call loans and securities purchased under resale agreements (Note 5)	1,983,746		1,346,244,000		2,242,824,000
Trading assets (Note 6)	13,513,534		11,297,076,000		15,278,402,000
Securities:
Available-for-sale securities (Note 7)	24,233,133		27,611,895,000		27,397,981,000
Held-to-maturity securities (Note 7)	11,133,043	[1]	12,793,618,000	[1]	12,587,018,000	[1]
Loans (net of allowance for loan losses of (Won)3,637,994 in 2009 and (Won)3,395,864 in 2010) (Note 8)	156,190,873		165,593,546,000		176,589,401,000		7,416,957	8,385,612,000
Customers' liability on acceptances	3,503,207		2,780,290,000		3,960,725,000
Premises and equipment, net (Note 9)	2,093,900		2,437,014,000		2,367,364,000
Intangible assets (Note 10)	868,069		1,266,604,000		981,440,000
Goodwill (Note 10)	3,365,843		3,805,422,000		3,805,422,000
Security deposits	1,233,994		1,323,666,000		1,395,153,000
Other assets (Notes 11 and 24)	8,668,190		10,153,495,000		9,800,256,000		2,970,188	3,358,094,000
Total Assets	238,840,074		254,909,916,000		270,032,589,000		12,650,302	14,302,431,000
Deposits:
Interest-bearing (Note 12)	132,508,666		140,808,902,000		149,814,297,000
Non-interest-bearing (Note 12)	2,722,347		2,889,587,000		3,077,886,000
Trading liabilities (Note 6)	3,198,088		4,565,034,000		3,615,758,000
Acceptances outstanding	3,503,207		2,780,290,000		3,960,725,000
Short-term borrowings (Note 13)	7,138,917		9,714,857,000		8,071,259,000
Secured borrowings (Note 14)	7,337,605		7,944,390,000		8,295,896,000		4,143,437	4,684,570,000
Long-term debt (Notes 15 and 21)	41,124,887		44,794,981,000		46,495,799,000		114,280	129,205,000
Future policy benefits (Note 16)	9,152,085		8,310,238,000		10,347,347,000
Other liabilities							3,322,195	3,756,074,000
Accrued expenses and other liabilities (Notes 17 and 24)	11,626,947		12,552,247,000		13,145,427,000
Total liabilities	218,312,749		234,360,526,000		246,824,394,000		7,579,912	8,569,849,000
Commitments and contingencies (Note 31)	-		-
Equity
Common stock, (Won)5,000 par value; 1 billion shares authorized; 474,199,587 shares issued and outstanding in 2009 and 2010 (Note 20)	2,097,115		2,370,998,000		2,370,998,000
Redeemable convertible preferred stock, (Won)5,000 par value; 14,721,000 shares issued and outstanding in 2009 and 2010 (Note 21)	65,103		73,605,000		73,605,000
Redeemable preferred stock, (Won)5,000 par value; 28,990,000 shares issued and outstanding in 2009 and 2010 (Note 21)	128,206		144,950,000		144,950,000
Additional paid-in capital	7,109,206		8,037,718,000		8,037,668,000
Retained earnings (Note 22)	9,757,882		8,621,915,000		11,032,261,000
Accumulated other comprehensive income, net of taxes (Note 37)	1,004,675		969,013,000		1,135,888,000
Total Group stockholders' equity	20,162,187		20,218,199,000		22,795,370,000
Noncontrolling interest	365,138		331,191,000		412,825,000
Total Equity	20,527,325		20,549,390,000		23,208,195,000
Total liabilities and equity	$ 238,840,074		254,909,916,000		270,032,589,000

[1]	On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.

Consolidated Balance Sheets (Parenthetical)(KRW) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses	3,395,864	3,637,994
Common stock, par value	5,000	5,000
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	474,199,587	474,199,587
Common stock, shares outstanding	474,199,587	474,199,587
Redeemable convertible preferred stock, par value	5,000	5,000
Redeemable convertible preferred stock, shares issued	14,721,000	14,721,000
Redeemable convertible preferred stock, shares outstanding	14,721,000	14,721,000
Redeemable preferred stock, par value	5,000	5,000
Redeemable preferred stock, shares issued	28,990,000	28,990,000
Redeemable preferred stock, shares outstanding	28,990,000	28,990,000

Consolidated Statements of Income	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Interest and dividend income
Interest and fees on loans	$ 9,239,133,000	10,445,763,000,000	10,224,880,000,000	12,109,332,000,000
Interest and dividends on securities (Note 7)	1,634,052,000	1,847,460,000,000	1,852,178,000,000	1,775,081,000,000
Interest and dividends on trading assets	342,553,000	387,290,000,000	226,732,000,000	468,656,000,000
Other interest income	304,214,000	343,945,000,000	293,567,000,000	380,871,000,000
Total interest income	11,519,952,000	13,024,458,000,000	12,597,357,000,000	14,733,940,000,000
Interest expense
Interest on deposits	3,623,699,000	4,096,954,000,000	4,188,204,000,000	4,714,252,000,000
Interest on short-term borrowings (Note 13)	333,426,000	376,971,000,000	555,026,000,000	865,695,000,000
Interest on secured borrowings	199,098,000	225,100,000,000	330,624,000,000	562,735,000,000
Interest on long-term debt	1,894,368,000	2,141,771,000,000	2,277,419,000,000	2,761,858,000,000
Other interest expense	8,520,000	9,633,000,000	24,755,000,000	50,028,000,000
Total interest expense	6,059,111,000	6,850,429,000,000	7,376,028,000,000	8,954,568,000,000
Net interest income	5,460,841,000	6,174,029,000,000	5,221,329,000,000	5,779,372,000,000
Provision for credit losses (Note 8)	595,252,000	672,992,000,000	2,201,164,000,000	1,436,598,000,000
Net interest income after provision for credit losses	4,865,589,000	5,501,037,000,000	3,020,165,000,000	4,342,774,000,000
Non-interest income
Commissions and fees (Note 18)	2,336,108,000	2,641,204,000,000	2,700,414,000,000	2,595,215,000,000
Net trust management fees	36,317,000	41,060,000,000	69,420,000,000	69,163,000,000
Net trading profits (losses) (Note 6)	828,385,000	936,572,000,000	(516,962,000,000)	584,330,000,000
Net gains on securities (Note 7)	655,572,000	741,190,000,000	321,405,000,000	13,092,000,000
Impairment loss on debt securities:
Gross impairment losses on debt securities	(8,127,000)	(9,190,000,000)	(14,262,000,000)	(148,894,000,000)
Less: Impairment recognized in OCI			957,000,000
Net impairment losses on debt securities	(8,127,000)	(9,190,000,000)	(13,305,000,000)	(148,894,000,000)
Income from other investment	293,993,000	332,388,000,000	267,546,000,000	317,211,000,000
Net gains (losses) on foreign exchange	(362,490,000)	(409,831,000,000)	956,238,000,000	(566,751,000,000)
Insurance income	920,116,000	1,040,283,000,000	1,229,057,000,000	1,329,274,000,000
Other (Note 19)	429,735,000	485,859,000,000	670,928,000,000	378,777,000,000
Total non-interest income	5,129,609,000	5,799,535,000,000	5,684,741,000,000	4,571,417,000,000
Non-interest expense
Employee compensation and other benefits (Note 27)	1,711,017,000	1,934,476,000,000	2,000,396,000,000	1,817,473,000,000
Depreciation and amortization (Notes 9 and 10)	534,901,000	604,759,000,000	713,521,000,000	871,416,000,000
General and administrative expenses	917,519,000	1,037,347,000,000	868,317,000,000	882,135,000,000
Credit card fees	773,689,000	874,733,000,000	741,744,000,000	700,403,000,000
Provision (reversal) for other losses	51,065,000	57,735,000,000	166,238,000,000	(18,467,000,000)
Insurance fees on deposits	169,361,000	191,480,000,000	161,586,000,000	132,705,000,000
Other fees and commission expense	420,471,000	475,384,000,000	454,077,000,000	422,146,000,000
Taxes (except income taxes)	158,480,000	179,177,000,000	143,354,000,000	179,009,000,000
Insurance operating expense	1,547,123,000	1,749,176,000,000	1,456,306,000,000	1,037,797,000,000
Other (Note 19)	705,458,000	797,591,000,000	431,816,000,000	702,243,000,000
Total non-interest expense	6,989,084,000	7,901,858,000,000	7,137,355,000,000	6,726,860,000,000
Income (Loss) before income tax expense and undistributed net income (loss) of subsidiaries	3,006,114,000	3,398,714,000,000	1,567,551,000,000	2,187,331,000,000
Income tax expense (Note 24)	510,194,000	576,826,000,000	424,026,000,000	694,931,000,000
Net income	2,495,920,000	2,821,888,000,000	1,143,525,000,000	1,492,400,000,000
Net income attributable to noncontrolling interests	(20,020,000)	(22,634,000,000)	9,673,000,000	11,701,000,000
Net income (loss) attributable to the Group	$ 2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Basic
Net income per share	$ 4.84	5,512	1,957	2,993
Diluted
Net income per share	$ 4.73	5,403	1,955	2,955
Average common shares issued and outstanding	474,199,587	474,199,587	461,500,172	417,673,260
Average diluted common shares issued and outstanding	488,920,587	488,920,587	476,221,172	432,394,260

Consolidated Statements of Changes in Equity	Total USD ( $)	Total KRW	Common Stock USD ( $)	Common Stock KRW	Preferred Stock USD ( $)	Preferred Stock KRW	Additional Paid-in Capital USD ( $)	Additional Paid-in Capital KRW	Retained Earnings USD ( $)	Retained Earnings KRW	Accumulated Other Comprehensive Income (Loss), Net of Taxes USD ( $)	Accumulated Other Comprehensive Income (Loss), Net of Taxes KRW	Treasury Stock USD ( $)	Total Group Stockholders' Equity USD ( $)	Total Group Stockholders' Equity KRW	Non Controlling Interest USD ( $)	Non Controlling Interest KRW
Beginning Balance at Dec. 31, 2007		17,121,542,000,000		1,980,998,000,000		218,555,000,000		7,147,165,000,000		6,801,202,000,000		762,200,000,000	$ (28,000,000)		16,910,092,000,000		211,450,000,000
Beginning Balance (in shares) at Dec. 31, 2007				396,199,587		43,711,000
Comprehensive income:
Net income		1,492,400,000,000								1,480,699,000,000					1,480,699,000,000		11,701,000,000
Foreign currency translation adjustments		142,257,000,000										142,257,000,000			142,257,000,000
Net unrealized gains (losses) on available-for-sale securities		(306,121,000,000)										(308,976,000,000)			(308,976,000,000)		2,855,000,000
Total comprehensive income		1,328,536,000,000								1,480,699,000,000		(166,719,000,000)			1,313,980,000,000		14,556,000,000
Cash dividends ((Won)400 in 2010, (Won) 900 in 2009 and (Won)900 in 2008 per share)		(572,004,000,000)								(572,004,000,000)					(572,004,000,000)
Other changes in noncontrolling interest		86,069,000,000															86,069,000,000
Ending Balance at Dec. 31, 2008		17,964,143,000,000		1,980,998,000,000		218,555,000,000		7,147,165,000,000		7,709,897,000,000		595,481,000,000	$ (28,000,000)		17,652,068,000,000		312,075,000,000
Beginning Balance (in shares) at Dec. 31, 2008				396,199,587		43,711,000
Cumulative effect of change - adoption of FAS 115-2		0								8,752,000,000		(8,752,000,000)
Adjusted Beginning Balance (in shares)				396,199,587		43,711,000
Adjusted Beginning Balance		17,964,143,000,000		1,980,998,000,000		218,555,000,000		7,147,165,000,000		7,718,649,000,000		586,729,000,000	$ (28,000,000)		17,652,068,000,000		312,075,000,000
Comprehensive income:
Net income		1,143,525,000,000								1,133,852,000,000					1,133,852,000,000		9,673,000,000
Foreign currency translation adjustments		(68,217,000,000)										(67,906,000,000)			(67,906,000,000)		(311,000,000)
Net unrealized gains (losses) on available-for-sale securities		448,532,000,000										449,990,000,000			449,990,000,000		(1,458,000,000)
Total comprehensive income		1,523,840,000,000								1,133,852,000,000		382,084,000,000			1,515,936,000,000		7,904,000,000
Issuance of common stock (in shares)				78,000,000
Issuance of common stock		1,275,260,000,000		390,000,000,000				885,260,000,000							1,275,260,000,000
Cash dividends ((Won)400 in 2010, (Won) 900 in 2009 and (Won)900 in 2008 per share)		(230,586,000,000)								(230,586,000,000)					(230,586,000,000)
Sale of treasury stock		25,000,000						(3,000,000)					$ 28,000,000		25,000,000
Changes in the Group's ownership interest in subsidiary		0						5,296,000,000				200,000,000			5,496,000,000		(5,496,000,000)
Other changes in noncontrolling interest		16,708,000,000															16,708,000,000
Ending Balance at Dec. 31, 2009	18,175,652,000	20,549,390,000,000	2,097,115,000	2,370,998,000,000	193,309,000	218,555,000,000	7,109,251,000	8,037,718,000,000	7,625,964,000	8,621,915,000,000	857,080,000	969,013,000,000	$ 0	17,882,719,000	20,218,199,000,000	292,933,000	331,191,000,000
Beginning Balance (in shares) at Dec. 31, 2009			474,199,587		43,711,000
Cumulative effect of change - adoption of FAS 115-2	(10,546,000)	(11,924,000,000)							(12,303,000)	(13,910,000,000)				(12,303,000)	(13,910,000,000)	1,757,000	1,986,000,000
Adjusted Beginning Balance (in shares)			474,199,587		43,711,000
Adjusted Beginning Balance	18,165,106,000	20,537,466,000,000	2,097,115,000	2,370,998,000,000	193,309,000	218,555,000,000	7,109,251,000	8,037,718,000,000	7,613,661,000	8,608,005,000,000	857,080,000	969,013,000,000	$ 0	17,870,416,000	20,204,289,000,000	294,690,000	333,177,000,000
Comprehensive income:
Net income	2,495,920,000	2,821,888,000,000							2,515,940,000	2,844,522,000,000				2,515,940,000	2,844,522,000,000	(20,020,000)	(22,634,000,000)
Foreign currency translation adjustments	6,945,000	7,854,000,000									7,029,000	7,949,000,000		7,029,000	7,949,000,000	(84,000)	(95,000,000)
Net unrealized gains (losses) on available-for-sale securities	147,795,000	167,098,000,000									146,788,000	165,960,000,000		146,788,000	165,960,000,000	1,007,000	1,138,000,000
Net gains (losses) on cash flow hedges	(6,222,000)	(7,034,000,000)									(6,222,000)	(7,034,000,000)		(6,222,000)	(7,034,000,000)
Total comprehensive income	2,644,438,000	2,989,806,000,000							2,515,940,000	2,844,522,000,000	147,595,000	166,875,000,000		2,663,535,000	3,011,397,000,000	(19,097,000)	(21,591,000,000)
Issuance of common stock	0	0
Cash dividends ((Won)400 in 2010, (Won) 900 in 2009 and (Won)900 in 2008 per share)	(371,719,000)	(420,266,000,000)							(371,719,000)	(420,266,000,000)				(371,719,000)	(420,266,000,000)
Changes in the Group's ownership interest in subsidiary	(2,204,000)	(2,492,000,000)					(45,000)	(50,000,000)						(45,000)	(50,000,000)	(2,159,000)	(2,442,000,000)
Other changes in noncontrolling interest	91,704,000	103,681,000,000														91,704,000	103,681,000,000
Ending Balance at Dec. 31, 2010	$ 20,527,325,000	23,208,195,000,000	$ 2,097,115,000	2,370,998,000,000	$ 193,309,000	218,555,000,000	$ 7,109,206,000	8,037,668,000,000	$ 9,757,882,000	11,032,261,000,000	$ 1,004,675,000	1,135,888,000,000	$ 0	$ 20,162,187,000	22,795,370,000,000	$ 365,138,000	412,825,000,000
Ending Balance (in shares) at Dec. 31, 2010			474,199,587		43,711,000

Consolidated Statements of Changes in Equity (Parenthetical) (KRW)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash dividends, per share	400	900	900

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Cash flows from operating activities
Net income	$ 2,495,920,000	2,821,888,000,000	1,143,525,000,000	1,492,400,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	595,252,000	672,992,000,000	2,201,164,000,000	1,436,598,000,000
Provision (reversal) for future policy benefit	739,023,000	835,539,000,000	526,463,000,000	(71,059,000,000)
Depreciation and amortization	534,901,000	604,759,000,000	713,521,000,000	871,416,000,000
Accretion of discounts on long-term debt	65,220,000	73,738,000,000	50,148,000,000	140,635,000,000
Amortization on deferred loan origination fees and costs	100,832,000	114,000,000,000	94,411,000,000	151,073,000,000
Amortization on investment debt securities	(12,964,000)	(14,657,000,000)	(18,746,000,000)	(32,279,000,000)
Net gain on equity investments	(60,556,000)	(68,465,000,000)	(61,362,000,000)	(53,067,000,000)
Net trading (profits) losses	(828,385,000)	(936,572,000,000)	516,962,000,000	(584,330,000,000)
Net gain on sale of available-for-sale securities	(656,372,000)	(742,095,000,000)	(416,196,000,000)	(110,463,000,000)
Impairment loss on securities	8,927,000	10,095,000,000	108,096,000,000	246,265,000,000
Net (gain) loss on sale of premises and equipment	5,028,000	5,685,000,000	(14,140,000,000)	(1,604,000,000)
Provision (reversal) for other losses	51,065,000	57,735,000,000	166,238,000,000	(18,467,000,000)
Net (gain) losses on sales of other assets	(63,869,000)	(72,211,000,000)	(87,340,000,000)	(99,821,000,000)
Gain on deconsolidation			(31,933,000,000)
Net unrealized foreign exchange (gains) losses	186,909,000	211,319,000,000	(1,093,482,000,000)	805,429,000,000
Expense (reversal) on stock option	27,622,000	31,230,000,000	52,077,000,000	(114,058,000,000)
Impairment loss on goodwill			59,517,000,000	128,394,000,000
Impairment loss on other investments	93,354,000	105,546,000,000	14,802,000,000	33,206,000,000
Net (gain) loss on sale of loans	33,818,000	38,235,000,000	(26,189,000,000)	(1,196,000,000)
Net changes in:
Restricted cash	2,136,238,000	2,415,229,000,000	(939,905,000,000)	(2,304,511,000,000)
Trading assets	(999,440,000)	(1,129,967,000,000)	6,881,682,000,000	(7,934,088,000,000)
Other assets	557,039,000	629,788,000,000	1,756,950,000,000	(1,714,095,000,000)
Trading liabilities	(895,285,000)	(1,012,209,000,000)	(7,265,631,000,000)	9,322,022,000,000
Accrued expenses and other liabilities	1,540,851,000	1,742,086,000,000	(2,616,515,000,000)	2,315,268,000,000
Net cash provided by operating activities	5,655,128,000	6,393,688,000,000	1,714,117,000,000	3,903,668,000,000
Cash flows from investing activities
Net change in interest-bearing deposit assets	72,282,000	81,723,000,000	(562,124,000,000)	(533,050,000,000)
Net change in call loans and securities purchased under resale agreements	(813,947,000)	(920,249,000,000)	1,483,791,000,000	(2,158,154,000,000)
Proceeds from sales of available-for-sale securities	3,877,489,000	4,383,889,000,000	1,561,005,000,000	2,473,684,000,000
Proceeds from maturities of available-for-sale securities	11,725,946,000	13,257,354,000,000	12,351,877,000,000	7,274,598,000,000
Purchases of available-for-sale securities	(14,538,874,000)	(16,437,650,000,000)	(11,668,839,000,000)	(16,325,479,000,000)
Proceeds from maturities of held-to-maturity securities	2,092,751,000	2,366,064,000,000	2,224,973,000,000	6,237,970,000,000
Purchases of held-to-maturity securities	(1,881,667,000)	(2,127,413,000,000)	(6,345,609,000,000)	(6,680,646,000,000)
Loan originations and principal collections, net	(9,887,973,000)	(11,179,343,000,000)	(5,477,713,000,000)	(16,141,642,000,000)
Proceeds from sales of premises and equipment	24,321,000	27,497,000,000	69,583,000,000	92,158,000,000
Purchases of premises and equipment	(250,423,000)	(283,128,000,000)	(382,246,000,000)	(411,017,000,000)
Net change in security deposits	(63,229,000)	(71,487,000,000)	6,185,000,000	(38,904,000,000)
Increase in goodwill			(3,303,000,000)
Acquisition of subsidiaries, net of cash acquired	11,651,000	13,172,000,000		(46,278,000,000)
Deconsolidation of subsidiaries			(1,409,000,000)
Proceeds from sales of equity method investments	81,586,000	92,241,000,000	121,902,000,000	8,613,000,000
Acquisition of equity method investments	(125,668,000)	(142,081,000,000)	(114,535,000,000)	(264,136,000,000)
Net change in other investments	(112,744,000)	(127,466,000,000)	(749,297,000,000)	(395,972,000,000)
Net cash used in investing activities	(9,788,499,000)	(11,066,877,000,000)	(7,485,759,000,000)	(26,908,255,000,000)
Cash flows from financing activities
Net increase in interest-bearing deposit liabilities	5,120,484,000	5,789,219,000,000	25,310,495,000,000	14,955,203,000,000
Net increase (decrease) in non-interest-bearing deposits	166,547,000	188,298,000,000	(52,447,000,000)	(220,276,000,000)
Net increase (decrease) in short-term borrowings	(1,031,930,000)	(1,166,700,000,000)	(13,220,611,000,000)	7,079,775,000,000
Proceeds from issuance of secured borrowings	2,218,659,000	2,508,416,000,000	2,434,546,000,000	4,503,126,000,000
Repayment of secured borrowings	(2,517,176,000)	(2,845,920,000,000)	(4,685,501,000,000)	(5,826,397,000,000)
Proceeds from issuance of long-term debt	13,938,544,000	15,758,917,000,000	16,136,245,000,000	13,097,327,000,000
Repayment of long-term debt	(12,219,861,000)	(13,815,772,000,000)	(17,171,152,000,000)	(12,673,038,000,000)
Proceed from the issuance of common stock			1,275,260,000,000
Sale of treasury stock			25,000,000
Cash dividends paid	(371,719,000)	(420,266,000,000)	(230,586,000,000)	(572,004,000,000)
Increase of noncontrolling interest	89,500,000	101,188,000,000	16,690,000,000	2,328,000,000
Net cash provided by financing activities	5,393,048,000	6,097,380,000,000	9,812,964,000,000	20,346,044,000,000
Effect of exchange rate changes on cash	(86,949,000)	(98,305,000,000)	(1,042,974,000,000)	443,514,000,000
Net increase (decrease) in cash and cash equivalents	1,172,728,000	1,325,886,000,000	2,998,348,000,000	(2,215,029,000,000)
Cash and cash equivalents
Beginning of year	3,859,124,000	4,363,125,000,000	1,364,777,000,000	3,579,806,000,000
End of year	5,031,852,000	5,689,011,000,000	4,363,125,000,000	1,364,777,000,000
Supplemental disclosure of cash flow information
Cash paid for interest	6,035,274,000	6,823,481,000,000	8,085,712,000,000	8,297,836,000,000
Cash paid for income taxes	615,001,000	695,320,000,000	700,844,000,000	985,904,000,000
Supplemental disclosure of non-cash investing and financing activities
Securities and other investments received in connection with loan restructuring	23,171,000	26,198,000,000	6,519,000,000
Securities and other investments received in connection with suspense receivable as credit restructuring	18,825,000	21,283,000,000	33,553,000,000
Increase in cumulative translation adjustments, net of taxes	7,031,000	7,949,000,000	(67,906,000,000)	142,257,000,000
Increase (decrease) in unrealized gains (losses) on available-for-sale securities, net of taxes	140,568,000	158,926,000,000	441,438,000,000	(308,976,000,000)
Increase in premises and equipment transferred from other receivables
Increase in equity method investment due to deconsolidation			126,795,000,000

General Information and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
General Information and Summary of Significant Accounting Policies
1.	General Information and Summary of Significant Accounting Policies

Business

Shinhan Financial Group Co., Ltd. is a financial holding company incorporated in the Republic of Korea (Korea) under the Financial Holding Company Act of Korea. Shinhan Financial Group Co., Ltd. and its subsidiaries (collectively, the Group) engage in banking and a variety of related businesses to provide a wide range of financial services to corporations, governments, institutions and individuals.

The principal subsidiaries of the Group at December 31 are as follows:

	Country of Incorporation	Percentage of ownership(1)
		2008	2009	2010
Shinhan Bank	Korea	100%	100%	100%
Shinhan Investment Corp. (Formerly Good Morning Shinhan Securities Co., Ltd.)(2)	Korea	100%	100%	100%
Shinhan Card Co., Ltd.	Korea	100%	100%	100%
Shinhan Capital Co., Ltd.	Korea	100%	100%	100%
Jeju Bank	Korea	62.42%	68.88%	68.88%
Shinhan Credit Information Co., Ltd.	Korea	100%	100%	100%
Shinhan Private Equity Inc.	Korea	100%	100%	100%
Shinhan Life Insurance Co., Ltd.	Korea	100%	100%	100%
SHC Management Co., Ltd.	Korea	100%	100%	100%
Shinhan Data System Co., Ltd	Korea	100%	100%	100%

Note:

(1)	Direct and indirect ownership are combined. All holdings are in common stock of the respective subsidiaries.

(2)	On August 24, 2009, the former Good Morning Shinhan Securities Co., Ltd. changed its name to “Shinhan Investment Corp.”.

The Group is subject to the provisions of the Financial Holding Company Act of Korea. Shinhan Bank and Jeju Bank conduct operations in accordance with the provisions of the Bank Act of Korea, including their activities in the commercial banking business. Shinhan Bank and Jeju Bank also engage in the trust business subject to the Financial Investment Services and Capital Market Act (“FSCMA”) and other relevant laws.

Principles of Consolidation

The consolidated financial statements, presented in accordance with U.S. generally accepted accounting principles (US GAAP), include the accounts of Shinhan Financial Group Co., Ltd. and its majority-owned subsidiaries. The Group consolidates subsidiaries in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. All significant intercompany transactions and balances have been eliminated in consolidation. Operating results of companies purchased are included from the dates of the acquisition. Assets held in an agency or trust management capacities are not included in the consolidated financial statements. The Group accounts for investments in companies in which it owns voting or economic interest of 20 % to 50 % and for which it has significant influence over operating and financing decisions using the equity method of accounting and the pro rata share of their income (loss) is included in other noninterest income (expense). Investments in joint ventures, where the Group does not have unilateral control, are also accounted for using the equity method of accounting. Investments in companies where the Group owns less than 20% and does not have the ability to exercise significant influence over operating and financing decisions are accounted for using the cost method of accounting. Income from these investments is recognized when dividends are received. As discussed below, the Group consolidates entities deemed to be variable interest entities (VIEs) when the Group is determined to be the primary beneficiary of the VIEs. Gains and losses on the disposition of branches, subsidiaries, affiliates, buildings, and other investments and charges for management’s estimate of impairment in their value that is other than temporary, such that recovery of the carrying amount is deemed unlikely, are included in other non-interest income or expense.

Variable Interest Entities

An entity is referred to as a variable interest entity (VIE) if it meets the criteria outlined in ASC 810 (formerly FASB Interpretation No. 46(R), Consolidation of Variable Interest Entities (revised December 2003) (FIN 46(R) and SFAS No. 167, Amendments to FASB Interpretation No. 46(R) (SFAS 167)), which are: (1) the entity has equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) as a group, the holders of equity investment at risk lack any one of the following two characteristics:

a. The power, through voting rights or similar rights, to direct the activities that most significantly impact the entity’s economic performance

b. The obligation to absorb expected losses or the right to receive the expected residual returns of the entity

In addition, a VIE must be consolidated by the Group if it is deemed to be the primary beneficiary of the VIE, which is the party involved with the VIE that has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Group provides asset management services, line of credit, and purchase commitment for the underlying assets securitized by the consolidated VIEs. In return for these services, the Group receives a commission, such as commitment fee and management fee. For more information about the amount of this financial support to consolidated VIEs, see Note 36.

Along with the VIEs that are consolidated in accordance with these guidelines, the Group has significant variable interests in other VIEs that are not consolidated because the Group is not the primary beneficiary. These include Special Purpose Entities (SPEs) where the Group provides credit enhancement or liquidity guarantees, and various investment trust funds. All other entities not deemed to be VIEs, with which the Group has involvement, are evaluated for consolidation under other subtopics of ASC 810 (formerly Accounting Research Bulletin (ARB) No. 51, Consolidated Financial Statements, SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries and EITF Issue No. 04-5, Determining whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity when the Limited Partners Have Certain Rights).

However, these VIEs as well as all other unconsolidated VIEs are continually monitored by the Group to determine if any events have occurred that could cause its primary beneficiary status to change. These events include:

•	additional purchases or sales of variable interests by the Group or an unrelated third party, which cause the Group’s overall variable interest ownership to change;

•	changes in contractual arrangements in a manner that reallocates losses or residual returns among the variable interest holders;

•	changes in the party that has power to direct activities of a VIE that most significantly impact the entity’s economic performance; and

•	providing support to an entity that results in an implicit variable interest.

Foreign Currency Translation

Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency or the US dollar, in which case assets and liabilities are translated, for consolidation purposes, at the current exchange rates from the functional currency to the reporting currency, the Korean Won. Income and expenses are translated at the weighted-average exchange rate for the reporting period. The resulting translation adjustments are reported as a component of accumulated other comprehensive income within equity on an after-tax basis.

Foreign currency transactions executed by domestic Korean entities are accounted for at the exchange rates prevailing on the related transaction dates. Assets and liabilities denominated in foreign currencies are translated to the Korean Won using period-end exchange rates. Gains and losses resulting from the settlement of foreign currency transactions and from the translation of assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income except for gains and losses arising from the translation of available-for-sale securities which are recorded as a component of accumulated other comprehensive income within equity on an after-tax basis.

Use of Estimates

The preparation of the consolidated financial statements requires management of the Group to make certain estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include allowances for loan losses and off-balance sheet credit instruments, impairment of goodwill and intangible assets, fair value measurements, consolidation decision for special purpose entities, contingent liabilities, future policy benefits, deferred policy acquisition costs, valuation allowance for deferred tax assets, valuation of businesses acquired, useful lives of property and equipment and definite lived intangible assets, share-based compensation, valuation of derivative instruments and other than temporary impairment for securities. Actual results could differ from those estimates.

Cash and Cash Equivalents

For the purpose of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, cash items in the process of collection, amounts due from banks and other financial institutions, all of which have original maturities within 90 days.

Securities Purchased under Resale Agreements and Securities Sold under Repurchase Agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are treated as collateralized financing transactions and are carried on the consolidated balance sheets at the amount at which the securities will be subsequently resold or repurchased, including accrued interest, as specified in the respective agreements. Interest earned on resale agreements and interest incurred on repurchase agreements are reported as interest income and interest expense, respectively. The Group’s policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased and resold is monitored, and additional collateral is obtained where appropriate to protect the Group against credit exposure.

Trading Assets and Liabilities, including Derivatives

Trading assets include securities that are bought and held principally for the purpose of selling them in the near term. Trading positions are carried at fair value and recorded on a trade date basis. The Group recognizes changes in the fair value of trading positions in net trading profits (losses). Interest and dividends are recognized when earned and included in interest and dividends on trading assets.

Fair value of trading positions is generally based on quoted market prices or quoted market prices for similar assets and liabilities. If these market prices are not available, fair values are estimated based on dealer quotes, pricing models, discounted cash flow methodologies, or similar techniques for which the determination of fair value may require significant management judgment or estimation.

Trading assets and liabilities also include derivatives used for trading purposes and for non-trading purposes that do not qualify for hedge accounting which are recognized on the consolidated financial statements at fair value. Trading and non-trading derivatives include interest rate and foreign currency swaps, equity conversion options, credit indexed contracts, puts and calls, caps and floors, warrants, futures and forwards. The Group recognizes changes in the fair value of trading and non-trading derivatives that do not qualify for hedge accounting in net trading profits (losses).

For exchange-traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies, or similar techniques for which the determination of fair value may require significant management judgment or estimation. Valuations of derivative assets and liabilities reflect the value of the instruments including adjustments associated with counterparty credit risk and the Group’s nonperformance risk, respectively.

Derivatives and Hedging Activities

As part of its asset and liability management process, the Group uses various derivative instruments including interest rate and foreign currency swaps to manage various interest rate and foreign exchange exposures or modify interest rate characteristics of various balance sheet accounts. Certain derivative contracts such as interest rate swaps and cross currency swaps are entered into for non-trading purposes and intended to serve as economic hedges of risk but do not qualify for hedge accounting.

The Group accounts for derivative and hedging activities in accordance with ASC 815-10 (formerly SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended (SFAS 133)), which requires that all derivative instruments be recorded on the balance sheet at their respective fair values. On the date a non-trading derivative contract is entered into, the Group designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign-currency fair-value or cash-flow hedge (foreign currency hedge), or a hedge of a net investment in a foreign operation. For all hedging relationships the Group formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method of measuring ineffectiveness. This process includes linking all derivatives that are designated as fair-value, cash-flow, or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability or unrecognized firm commitment of the hedged item that is attributable to the hedged risk, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash-flow hedge are recorded in other comprehensive income to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item. Changes in the fair value of derivatives that are highly effective as hedges and that are designated and qualify as foreign-currency hedges are recorded in either earnings or other comprehensive income, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within other comprehensive income. The ineffective portion of the change in fair value of a derivative instrument that qualifies as a cash-flow hedge is reported in earnings. Changes in the fair value of derivative trading instruments are reported in current period earnings.

The Group discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires or is sold, terminated, or exercised, the derivative is no longer designated as a hedging instrument because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

In all situations in which hedge accounting is discontinued and the derivative is retained, the Group continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the Group no longer adjusts the hedged asset or liability for changes in fair value. The adjustment of the carrying amount of the hedged asset or liability is accounted for in the same manner as other components of the carrying amount of that asset or liability. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Group removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the balance sheet, and recognizes any gain or loss in earnings. When it is probable that a forecasted transaction will not occur, the Group discontinues hedge accounting if not already done and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income.

The short-cut method of hedge accounting assumes no ineffectiveness in a hedging relationship involving an interest rate swap and an interest-bearing asset or liability. The changes in the fair value or cash flows that are attributable to the risk being hedged will be completely offset at the hedge’s inception and on an on-going basis. Under the short-cut method, among other requirements, the critical terms of the derivative instrument and the hedged item should be initially the same and subsequently stay the same throughout the hedge’s life to support the ongoing application of hedge accounting.

Certain Hybrid Financial Instruments

In accordance with ASC 851-15 (formerly SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155)), hybrid financial instruments — such as structured notes containing embedded derivatives that otherwise would require bifurcation, as well as certain interest-only instruments — may be accounted for at fair value if the Group makes an irrevocable election to do so on an instrument-by-instrument basis. The changes in fair value are recorded in current earnings.

Securities

Securities primarily consist of asset-backed securities and debt securities issued by Korean Treasury, financial institutions and corporations as well as marketable equity securities. The Group classifies its debt securities in one of three categories: trading, available-for-sale, or held-to-maturity and its equity securities into trading or available-for-sale. Trading securities are bought and held principally for the purpose of selling them in the near term. Held-to-maturity debt securities are those securities in which the Group has the positive intent and ability to hold the security until maturity. All securities not included in trading or held-to-maturity are classified as available-for-sale.

Available-for-sale securities are recorded at fair value. Held-to-maturity debt securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale securities are determined using the moving average method for equity securities or specific identification method for debt securities.

As of January 1, 2009, the Group adopted FSP FAS 115-2 and FAS 124-2 (now ASC 320-10, Investments-Debt and Equity Securities: Recognition of an Other-than-temporary impairment, “OTTI”) (formerly FSP FAS 115-2 and FAS 124-2). OTTI must be recognized if an investor has the intent to sell the debt security or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. In addition, the guidance changes the amount of impairment to be recognized in current-period earnings when an investor does not have the intent to sell, or if it is more likely than not that it will not be required to sell the debt security, as in these cases only the amount of the impairment associated with credit losses is recognized in income, while the rest of the fair value loss is recognized in other comprehensive income. But declines in the fair value of available-for-sale equity securities below their cost that are deemed to be other-than-temporary are recorded in earnings. When the Group does not intend to sell available-for-sale equity or debt securities in an unrealized loss position, potential OTTI is considered using a variety of factors, including the length of time and extent to which the market value has been less than cost; adverse conditions specifically related to the industry, geographic area or financial condition of the issuer or underlying collateral of a security; payment structure of the security; changes to the rating of the security’s issuer; the volatility of the fair value changes; and changes in fair value of the security after the balance sheet date. For equity securities, the Group considers the above factors, as well as the Group’s intent and ability to retain its investment for a period of time sufficient to allow for any anticipated recovery in market value, and whether evidence exists to support a realizable value equal to or greater than the carrying value.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity or available-for-sale security as an adjustment to yield using the effective interest method. Dividend and interest income are recognized when earned.

Certain equity securities that do not have readily determinable fair values or have sales restrictions exceeding one year are classified as other investments under other assets. For investments in which the Group has significant influence over the investees, the equity method is applied. Certain alternative investments which meet both of the criteria under ASC 820-10-15-4 are measured at fair value determined by net asset value per share and the resulting valuation gain or loss is recognized through profit or loss which is recorded in non-interest income. All the other equity securities included in the category of other investments are recorded using the cost method under which there is no change to the cost basis unless there is other-than-temporary decline in value. If the decline is determined to be other-than-temporary, the Group writes down the cost basis of the investment to its fair value. The amount of write-down is included in earnings under non-interest expense and dividend income earned on these securities is recorded in non-interest income.

Shinhan National Pension Service PEF 1st and Shinhan PEF 2nd, the Group’s subsidiaries, engage exclusively in venture capital activities. Venture capital investments are not within the scope of ASC 320-10 (formerly SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities (SFAS 115)), and are subject to specialized industry accounting for investment companies. Venture capital investments are recorded as trading assets and are carried at fair value with net changes in fair value recognized in net trading profits (losses). The fair values of publicly-traded securities held by these subsidiaries are generally based on quoted market prices. Securities that are held by these subsidiaries that are not publicly traded are initially recorded at cost, which is deemed to approximate the fair value as of the acquisition date. Subsequent to acquisition, management estimates the fair value based on investee transactions with unaffiliated parties, management’s review of the investee’s financial results and condition or the latest obtainable net asset value of the investees.

Loans

Loans are reported at their outstanding principal balances net of any unearned income, charge-offs, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to income over the lives of the related loans. Unearned income, discounts and premiums are amortized using methods that approximate the effective interest method.

The Group generally ceases the accrual of interest when principal or interest payments become past due. Any unpaid interest previously accrued on such loans is reversed from income, and thereafter interest is recognized only to the extent payments are received. In applying payments on delinquent loans, payments are applied first to delinquent interest and normal interest, and then to principal until it is paid in full. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current. Interest accruals are continued for past-due loans collateralized by customer deposits.

Securities received by the Group involving loans that are restructured or settled are recorded at fair value of the security at the date of restructuring or settlement. Any difference between the security’s fair value and the net carrying amount of the loan is recorded as a charge-off or recovery, as appropriate.

Transfers of loans to third parties are accounted for as sales when control is surrendered to the transferee. The Group derecognizes such loans from the balance sheet including any related allowance and deferred loan origination costs, and recognizes all assets obtained, and liabilities incurred, including any recourse obligations to the transferee, at fair value. Any resulting gain or loss on the sales is recognized in earnings. Conversely, the Group recognizes loans transferred from third parties on the balance sheet when the Group obtains control of the loans or participates in a loan originated by another financial institution.

The Group provides equipment financing to its customers through a variety of lease arrangements. Direct financing leases are carried at the sum of the aggregate of minimum lease payments receivable, estimated unguaranteed residual value of the lease property and unamortized initial direct costs, less unearned income. Unearned income and initial direct costs are amortized to income using the effective interest method.

The Group purchases loans with and without evidence of credit quality deterioration since origination. Those loans with evidence of credit quality deterioration for which it is probable, at the time of acquisition, that all amounts due according to the contractual terms of the loan agreement will not be collected are accounted for under ASC 310-30 (formerly AICPA Statement of Position (SOP) 03-3, Accounting for Certain Loans or Debt Securities Acquired in a Transfer (SOP 03-3)). The Group analyzes for differences between contractual cash flows and cash flows expected to be collected from an investor’s initial investment in loans acquired in a transfer and if those differences are attributable, at least in part, to credit quality, such loans are recorded at fair value and “carrying over” or the creation of valuation allowances in the initial accounting of loans acquired in a transfer is prohibited. The prohibition of the valuation allowance carryover applies to the purchase of an individual loan, a pool of loans, a group of loans, and loans acquired in a purchase business combination. The excess of cash flows expected at purchase over the purchase price is recorded as interest income over the life of the loan. For those loans not within the scope of ASC 310-30, any difference between the purchase price and the par value of the loan is reflected in interest income over the life of the loan.

Allowance for Loan Losses

The Group’s allowance for loan losses is based upon management’s continuing review and evaluation of the loan portfolio and is management’s best estimate of probable losses that have been incurred as of the balance sheet date. The determination of the allowance for loan losses hinges upon various judgments and assumptions, including but not limited to, management’s assessment of probable losses on individual loans, domestic and international economic conditions, loan portfolio composition, transfer risks and prior loan loss experience. The allowance for loan losses is increased by the provision for loan losses, which is charged against current period operating results and decreased by the amount of charge-offs, net of recoveries.

The Group’s allowance for loan losses consists of (a) specific allowances for specifically identified impaired borrowers, and (b) general allowances for homogeneous pools of commercial and consumer loans, and other loans which are not specifically identified as impaired.

A commercial loan is considered impaired when, after consideration of current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. The Group considers the following types of loans to be impaired:

•	Loans classified as “substandard” or below according to asset classification guidelines of the Financial Services Commission (FSC) of the Republic of Korea.

•	Loans that are more than 90 days past due; and

•	Loans which are “troubled debt restructurings” under US GAAP

Once a loan has been identified as individually impaired, impairment is measured in accordance with ASC 310-10 (formerly SFAS No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS 118 (SFAS 114)). The Group’s measurement of the impairment of a loan, with the exception of large groups of smaller-balance homogeneous loans that are collectively evaluated for impairment, is based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, on the loan’s observable market price or on the fair value of the collateral if the loan is collateral dependent. If the resulting value is less than the book value of the loan, a specific allowance is established for an amount equal to the difference. Any amounts deemed uncollectible are charged against the allowance for loan losses. Recoveries of previously charged-off amounts are credited to the allowance for loan losses. Impairment criteria are applied to the entire loan portfolio, exclusive of leases and smaller-balance homogeneous loans such as residential mortgage, consumer loans and credit cards, which are evaluated collectively for impairment. Smaller-balance commercial loans, managed on a portfolio basis, are also evaluated collectively for impairment.

The allowance for non-impaired corporate loans, consumer loans and credit card loans is determined using several modeling tools, including a delinquency roll-rate model for credit cards, as well as a risk rating migration model for homogeneous pools of consumer and commercial loans. The loss factors developed through the use of such models are based on the Group’s historical loss experiences and may be adjusted for significant factors that, in management’s judgment, affect the collectibility of the portfolio as of the evaluation date.

The Group charges off unsecured consumer and credit card loan amounts past due greater than 180 days and the amount deemed uncollectible on financing leases is charged off when past due greater than one year.

Allowance for Off-Balance Sheet Credit Instruments

The Group maintains an allowance for credit losses on off-balance sheet credit instruments, such as commitments to extend credit, guarantees, acceptances, standby and commercial letters of credit and other financial instruments to absorb estimated probable losses related to these unfunded credit facilities. The allowance is estimated based on the assessment of the probability of commitment usage and credit risk factors for loans outstanding to these same customers. The allowance for credit losses for off-balance sheet credit instruments is included in other liabilities.

The Group began to use, with respect to the guarantees and acceptances, past three years average actual conversion ratio of impaired guarantee as credit conversion factor (“CCF”) in calculating exposure at default (“EAD”) of impaired guarantee, considering the relieved global economic crisis in 2010. Previously, the Group used 100% as CCF applied to impaired guarantee in calculating EAD.

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, the assets are carried at the lower of their carrying amounts or fair values, less cost to sell, based on periodic valuation reviews performed by management. Revenues and expenses from operations and changes in the valuation allowance are included in other non-interest expense.

Securitizations

The Group primarily securitizes corporate loans, credit card receivables, mortgages and student loans.

There are two key accounting determinations that must be made relating to securitizations. First, in the case where the Group originated or owned the financial assets transferred to the securitization entity, a decision must be made as to whether that transfer is considered a sale under generally accepted accounting principles. If it is a sale, the transferred assets are removed from the Group’s consolidated balance sheets with a gain or loss recognized. Alternatively, when the transfer is not considered as a sale but rather a financing, the assets will remain on the Group’s consolidated balance sheets with an offsetting liability recognized in the amount of proceeds received.

Second, determination must be made as to whether the securitization entity is sufficiently independent. If so, the entity would not be included in the Group’s consolidated financial statements. For each securitization entity with which it is involved, the Group makes a determination of whether the entity should be considered a subsidiary of the Group and be included in its consolidated financial statements or whether the entity is sufficiently independent that it does not require consolidation. If the securitization entity is determined to be a VIE, the Group consolidates the VIE, if it is the primary beneficiary.

Interest in the securitized and sold loans may be retained in the form of subordinated debts. Retained interests are primarily recorded as available-for-sale investments. Gains or losses on securitization and sale depend in part on the previous carrying amount of the loans involved in the transfer and proceeds are allocated between the loans sold and the retained interests based on their relative fair values at the date of sale. Gains are recognized at the time of securitization and are reported in non-interest income or expense.

The Group values its securitized retained interest at fair value using either financial models, quoted market prices, or sales of similar assets. Where quoted market prices are not available, the Group estimates the fair value of these retained interests by determining the present value of expected future cash flows using modeling techniques that incorporate management’s best estimates of key assumptions, including prepayment speeds, credit losses, and discount rates.

Transfers of Financial Assets

For a transfer of financial assets to be considered a sale, the assets must have been isolated from the Group, even in bankruptcy or other receivership; the purchaser must have the right to sell or pledge the assets transferred and the Group does not maintain effective control. If these sale requirements are met, the assets are removed from the Group’s consolidated balance sheet. If the conditions for sale are not met, the transfer is considered to be a secured borrowing, and the assets remain on the consolidated balance sheet. The sale proceeds are recognized as the Group’s liability. A legal opinion on a sale is generally obtained for complex transactions or where the Group has continuing involvement with assets transferred or with the securitization entity. Those opinions must state that the asset transfer is considered a sale and that the assets transferred would not be consolidated with other assets in the event of the Group’s insolvency.

Premises and Equipment

Buildings, equipment and furniture, leasehold improvements and operating lease assets are stated at cost less accumulated depreciation and amortization. Equipment under capital leases are stated at the present value of minimum lease payments less unguaranteed residual value. Depreciation of buildings and operating lease assets is calculated on the straight-line method over the estimated useful lives of the assets. Depreciation of equipment and furniture is calculated on a declining balance method over the estimated useful lives of the assets. Equipment under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful lives of the assets. Gains or losses on sale of premises and equipment are determined by reference to their carrying amounts. Maintenance and repairs are charged to expense as incurred.

The Group capitalizes certain direct costs related to developing software for internal use, and amortizes such costs on a straight-line basis once the software is available for use in accordance with the ASC 350-40 (formerly SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use).

The estimated useful lives of premises and equipment are as follows:

Buildings	40 years
Equipment and furniture	4 ~ 5 years
Leasehold improvements	5 years
Operating lease assets	3 ~ 5 years
Capitalized software costs	4 ~ 5 years

Goodwill and Intangible Assets

Goodwill represents the cost of an acquired business in excess of the fair value of the net assets acquired. Other intangible assets represent purchased assets that also lack physical substance but can be distinguished from goodwill because of contractual or other legal rights, or because the asset is capable of being sold or exchanged either on its own or in connection with a related contract, asset, or liability. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually in accordance with the provisions of ASC 350-10 (formerly SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142)). Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with ASC 360-10 (formerly SFAS No. 144, Accounting for Impairment or Disposal of Long-Lived Assets (SFAS 144)).

The Group’s finite-lived intangible assets are comprised of core deposit, credit card relationship, brokerage customer relationship, Korea Securities Finance Corporation (KSFC) deposit and valuation of business acquired (VOBA) intangibles. Core deposit intangibles represent the value of the funding provided by a base of acquired demand and savings accounts, which the Group can expect to maintain for an extended period of time because of generally stable customer relationships. Credit card relationship and brokerage customer relationship intangibles reflect the value of revenues to be derived from a base of acquired customer credit card and brokerage accounts’ activities, which the Group can expect to maintain for an extended period of time. KSFC deposit intangibles represent the positive spread realized on the differences between the interest rate paid to the customers and the interest rate paid on the deposit with KSFC, which the Group can expect to maintain for an extended period of time. VOBA intangible represents the present value of future profits embedded in the acquired business, which is determined by estimating the net present value of future cash flows from the contracts in force at the date of acquisition. The Group has established VOBA primarily for its acquired traditional, interest-sensitive and variable businesses. Each of the traditional and interest-sensitive businesses is composed of life insurance and annuity contacts.

The finite-lived intangibles except VOBA are amortized using sum-of-the-years’-digit method over their estimated useful lives, which range from 1 to 18 years. The estimated weighted-average life of brokerage customer relationship intangibles, KSFC deposit intangibles and Shinhan Bank’s core deposit intangibles and credit card relationship intangibles are approximately 3, 3, 9 and 6 years, respectively, reflecting the run-off of economic value. VOBA is amortized over the effective lives of the acquired contracts. For acquired traditional business, VOBA is amortized in proportion to gross premiums of insurance in force, as applicable. For acquired interest-sensitive and variable businesses, VOBA is amortized in proportion to gross profits arising from the contracts and anticipated future experience, which is evaluated regularly.

The Group’s indefinite-lived intangible assets are composed of court deposits of Shinhan Bank and KSFC borrowings. Court deposit intangible asset represents the value of the funding provided by a base of court deposit accounts acquired in a business combination which the Group can expect to maintain for an indefinite period because that court deposit will be maintained indefinitely once appointed by courts. KSFC borrowing represents the value of the low cost funding from KSFC compared to the next available funding source in the market, and the Group expects to benefit from the borrowing agreement indefinitely because that borrowing agreement lasts indefinitely in accordance with the Securities and Exchange Act of Korea.

Deferred Policy Acquisition Costs (DAC)

Deferred Policy Acquisition Costs (DAC), included in other assets, represent the costs of acquiring new business, principally commissions, certain underwriting and agency expenses directly attributable to the policies written, and the cost of issuing policies.

For traditional business, DAC is amortized over the premium-paying periods of the related policies, in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue in accordance with ASC 944-20 (formerly SFAS No. 60, Accounting and Reporting by Insurance Enterprises (SFAS 60)). Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

For interest-sensitive and variable businesses, DAC is amortized at a constant rate based upon the present value of estimated gross profits expected to be realized in accordance with ASC 944-20 (formerly SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from Sale of Investments (SFAS 97)). The effect of changes in estimated gross profits on unamortized deferred acquisition costs is reflected in the period such estimated gross profits are revised.

Deferred policy acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not recoverable, are charged to expense. All other acquisition expenses are charged to operations as incurred.

Future Policy Benefits

The Group’s liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. Major assumptions used for future policy benefits are mortality and interest rate. Expected mortality is generally based on the Group’s historical experience and the standard industry table including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Group to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

The Group’s liability for future policy benefits also includes a liability for unpaid claims and claim adjustment expenses. The Group does not establish loss reserves until a loss has occurred. However, unpaid claims and claim adjustment expenses include estimates of claims that the Group believes have been incurred but have not yet been reported as of the balance sheet date. The Group’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts and unearned revenue.

Separate Account Assets and Liabilities

Separate account assets and liabilities are reported at fair value and represent segregated funds that are invested for certain policyholders. The assets consist of equity securities, policy loans and cash equivalents. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Group. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Group with respect to certain accounts. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the consolidated statements of income. Separate account assets and liabilities are included in other assets and accrued expenses and other liabilities, respectively, and amounted to (Won)1,090,887 million and (Won)1,351,595 million as of December 31, 2009 and 2010, respectively.

Insurance Premium

Insurance Premiums from long-duration contracts, other than interest-sensitive life contracts, are earned when due as determined by the respective contract and estimates for premiums due but not yet collected are accrued. Premium collected for interest-sensitive contracts are not reported as revenue in the consolidated statements of income. Premiums from short-duration insurance contracts, principally accident and health policies, are earned over the related contract period.

Impairment

In accordance with ASC 360-10 (formerly SFAS 144), long-lived assets, such as premises, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows or quoted market prices in active markets if available, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the consolidated balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheet.

Goodwill and intangible assets that have indefinite useful lives are tested annually for impairment, and are tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value. For goodwill, the impairment determination is made at the reporting unit level and consists of two steps. First, the Group determines the fair value of a reporting unit and compares it to its carrying amount. Second, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to purchase price allocation, in accordance with ASC 805-10 (formerly SFAS No. 141, Business Combinations (SFAS 141)). The residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill.

Share-Based Compensation

The Group uses a fair value method of accounting for share-based compensation provided to its employees and key executives. The Group values stock options issued based upon an option-pricing model and recognizes this value as an expense, adjusted for forfeitures, over the period in which the options are vested.

Commissions and Fees

Commissions and fees primarily consist of brokerage fees and commissions, credit card fees, fees on guarantees and import/export letters of credit, and commissions received on remittance, cash dispenser service, cash management services and others. These fees are recognized over the period during which the related services are rendered.

Net Trust Management Fees

The Group manages funds on behalf of its customers through operations of various trust accounts. The Group recognized such management fees when earned. The Group is also entitled to receive performance-based fees for certain trust accounts. These fees, if earned, are recognized at the end of the performance period. In addition, the Group is liable to compensate trust account holders for losses incurred in certain trust accounts, subject to minimum return and principal guarantees. Such losses arising from the trusts underperforming the guaranteed level are accrued at the end of each applicable year when they are considered probable and reasonably estimable, and are included in net trust management fees.

Co-Branding Credit Card Arrangements

The Group has co-brand arrangements with certain vendors that entitle a cardholder to receive benefits, such as airline frequent-flyer points, based on purchases made with the credit card. These arrangements have remaining terms not exceeding five years. The Group makes monthly payments to certain co-brand partners based on the volume of cardholders’ purchases and on the number of points awarded to cardholders, and to the other co-brand partners, based on the numbers of points redeemed by the cardholders. The payments to the co-brand partners are estimated based on historical payment experience and are recorded in accrued expenses and other liabilities.

Dormant Accounts

Customers’ deposits with a positive balance but no earnings for an extended period of time are considered dormant accounts. The Group elected to transfer the dormant accounts of consumer deposits to a dormant account foundation in accordance with regulations on dormant accounts and has accounted for such amounts as other liabilities. The Group recognized gain on dormant accounts of corporate deposits excluding expected redemption amounts as other non-interest income.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred tax assets, including the tax effect on the tax loss carryforwards, are recognized to the extent it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible. To the extent the deferred tax assets are not more likely than not realizable, a valuation allowance is recognized.

The Group accounts for income tax uncertainties under ASC 740-10, which requires a two-step process in evaluating income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the financial statements. Each income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon settlement. The Group classifies interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Earnings Per Share

Earnings per share is computed after recognition of preferred stock dividend requirements. Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. It is computed after giving consideration to the weighted average dilutive effect of the Group’s stock option, bonds with stock purchase warrants and redeemable convertible preferred stock. Dilutive potential common shares are calculated using the treasury stock method and if-converted method.

Comprehensive Income

The Group records unrealized gains and losses on available-for-sale securities and foreign currency translation adjustments in accumulated other comprehensive income (AOCI), net of taxes. Unrealized gains and losses on available-for-sale securities are reclassified to net income as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to net income at the time of the recognition. Translation gains or losses on foreign currency translation adjustments are reclassified to net income upon sale or liquidation of investments in foreign operations.

Convenience Translation

The Group operates primarily in Korea and its official accounting records are maintained in Korean Won. The US dollar amounts are provided herein as supplementary information solely for the convenience of the reader. Korean Won amounts are expressed in US dollars at the rate of (Won)1,130.60: US $1, the United States Federal Reserve Bank of New York noon buying exchange rate in effect on December 31, 2010. Such convenience translation into US dollar should not be construed as representations that the Korean Won amounts have been, could have been, or could in the future be converted into US dollars at this or any other rate of exchange.

Reclassification

Certain reclassifications have been made in the prior years’ consolidated financial statements to conform to the current year presentation for comparative purposes.

Accounting Changes and Future Application of Accounting Standards	12 Months Ended
Dec. 31, 2010
Accounting Changes and Future Application of Accounting Standards
2.	Accounting Changes and Future Application of Accounting Standards

ASU No. 2009-05, FV Measurements and Disclosures — Measuring Liabilities at FV (ASC 820)

In August 2009, the FASB issued accounting standard updates to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The update explains how to prioritize market inputs appropriate for debt obligations that are restricted from being transferred to another obligor. The update is effective for the first reporting period (including interim period) beginning after issuance, and adoption of ASU 2009-05 did not have material impact to the Group’s consolidated financial statements.

Effect of a Loan Modification When the Loan is Part of a Pool Accounted for as a Single Asset

In April 2010, the FASB issued Accounting Standard Update (ASU) 2010-18, Effect of a Loan Modification When the Loan is Part of a Pool Accounted for as a Single Asset. As a result of the amendments in this update, modifications of loans that are accounted for within a pool under Subtopic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity is required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. This update became effective for loan modifications occurring in reporting periods ending on or after July 15, 2010 and had no impact on the Group’s consolidated financial statements.

Disclosures about the Credit Quality of Financing Receivables

In July 2010, the FASB issued ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit losses (ASC 310), The ASU 2010-20(ASC 310) enhances disclosures about the credit quality of financing receivables and the allowance for credit losses. This update defines a portfolio segment as the level at which an entity develops and documents a systematic methodology to determine the allowance for credit losses, and a class of financing receivables as the level of disaggregation of portfolio segments based on the initial measurement attribute, risk characteristics and methods for assessing risk. The Group’s portfolio segments are commercial, consumer and credit cards loans. The classes in the commercial portfolio segments are commercial & industrial, other commercial and foreign. The classes in the consumer portfolio segments are mortgage, home equity and other consumer. The class of credit cards comes into its portfolio segment. Under this new accounting guidance, the allowance is presented by portfolio segment. The disclosures are effective for reporting periods ending on or after December 15, 2010. Additionally, the disclosures about activity that occurs during a reporting period are effective for reporting periods beginning on or after December 15, 2010. The Group adopted the portions of this update which were effective at December 31, 2010. The required disclosures are included in Note 8.

Elimination of Qualifying Special Purpose Entities(QSPEs) and Changes in the Consolidation Model for Variable Interest Entities (VIEs)

In June 2009, the FASB issued SFAS No.166, Accounting for Transfers of Financial Assets, an amendment to FASB Statement No.140. This statement removed (1) the concept of a QSPE from ASC 860 — Transfers and Servicing and (2) the exceptions from applying ASC 810 — Consolidation to QSPEs. This statement amends ASC 860 to revise and clarify the derecognition requirements for transfers of financial assets and the initial measurement of beneficial interests that are received as proceeds by a transferor in connection with transfers of financial assets. This statement also requires additional disclosure about transfers of financial assets and a transferor’s continuing involvement with such transferred financial assets. The Group adopted this statement on January 1, 2010 and the impact of the adoption was not material to its financial condition, results of operations or cash flows.

In June 2009, the FASB issued SFAS No.167, Amendments to FASB Interpretation No. 46 (R). This statement amends ASC 810 to require ongoing assessments to determine whether an entity is VIE and whether an enterprise is the primary beneficiary of a VIE. This statement also amends the guidance for determining which enterprise, if any, is the primary beneficiary of a VIE by requiring the enterprise to initially perform a qualitative analysis to determine if the enterprise’s variable interest or interests give it a controlling financial interest. Consolidation is based on a company’s ability to direct the activities of the entity that most significantly impact the entity’s economic performance. If a company has control and the right to receive benefits or the obligation to absorb losses which could potentially be significant to the VIE, then consolidation is required. This statement also requires additional disclosure about transfers of financial assets and a transferor’s continuing involvement with such transferred financial assets. The Group adopted this statement on January 1, 2010 and the impact of adoption resulted in a decrease in shareholder’s equity of (Won)11,924 million, increases in total assets and total liabilities of (Won)4,019,736 million and (Won)4,031,660 million, respectively, as of January 1, 2010.

In February 2010, the FASB issued ASU 2010-10, Consolidation (Topic 810), Amendments for Certain Investment Funds. ASU 2010-10 provides a deferral of the requirement of ASC 810 for certain investment entities that have the attributes of entities subject to ASC 946 and registered money market funds as well as all other unregistered funds that operate in a similar manner as registered money market funds. The Group has determined that a majority of the investment vehicles invested by the Group are provided a deferral from the requirements of SFAS 167 because they meet the criteria for a deferral provided in ASU 2010-10. These vehicles continue to be evaluated under the requirements ASC 810 before amendment by SFAS 167.

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. This ASU requires disclosing the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. The disclosures are effective for reporting periods beginning after December 15, 2009. Additionally, disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010.

Change in Accounting for Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives. This ASU clarifies that certain embedded derivatives, such as those contained in certain securitizations, CDOs and structured notes, should be considered embedded credit derivatives subject to potential bifurcation and separate fair value accounting. The ASU allows any beneficial interest issued by a securitization vehicle to be accounted for under the fair value option at transition on July 1, 2010. Adoption of ASU 2010-11 did not have material impact to the Group’s financial statements.

Business Changes and Developments	12 Months Ended
Dec. 31, 2010
Business Changes and Developments
3.	Business Changes and Developments

Incorporation of Shinhan Bank Kazakhstan

In March 2008, the Group incorporated Shinhan Bank Kazakhstan as a wholly-owned subsidiary of Shinhan Bank, a wholly-owned subsidiary of the Group.

Incorporation of Shinhan Bank China Ltd.

In April 2008, the Group incorporated Shinhan Bank (China) Ltd. as a wholly-owned subsidiary of Shinhan Bank, a wholly-owned subsidiary of the Group.

Acquisition of AITAS

In May 2008, the Group acquired 56.63% stake in AITAS. As a result of a series of further acquisitions, the Group owns 89.58% as of December 31, 2008. Subsequently, in September 2008, Shinhan Bank sold its fund management business to AITAS for (Won)3,070 million. The Group recognized goodwill of (Won)42,693 million in connection with acquisition of AITAS.

Joint Venture with KT Freetel

On June 2, 2008, the Group jointly established Shinhan — KTF Mobile Card with KT Freetel. As a result, the Group owns 50% +1 share of the entity and KT Freetel owns the remainder of the interest in the entity.

Incorporation of Shinhan Private Equity Fund II

In August 2008, the Group incorporated Shinhan Private Equity Fund II.

Incorporation of Shinhan Bank Canada

In September 2008, the Group incorporated Shinhan Bank Canada.

Acquisition and Merger in 2009 of Shinhan BNP Paribas Investment Trust Management Co., Ltd and SH Asset Management Co., Ltd.

In 2008, the Group reached an agreement with BNP Paribas S.A. (“BNP Paribas”) to merge Shinhan BNP Paribas Investment Trust Management Co., Ltd. (“Shinhan BNP Paribas Investment Trust Management”) and SH Asset Management Co., Ltd. (“SH Asset Management”) Shinhan BNP Paribas Investment Trust Management is a joint venture between the Group and BNP Paribas, and SH Asset Management Co., Ltd. is a wholly-owned subsidiary of the Group. The merger was completed on January 1, 2009 with Shinhan BNP Paribas Investment Trust Management being the surviving entity and renamed Shinhan BNP Paribas Asset Management Co., Ltd. (“Shinhan BNP Paribas Asset Management”), while SH Asset Management was discharged as of the date of the merger. All of the shares of SH Asset Management have been exchanged for shares of the merged company at the agreed ratio of 0.7860830 common stock of the merged company for every one share of SH Asset Management Co., Ltd. in accordance with the terms of the Merger Agreement and the Applicable Law. As a result of deconsolidation of SH Asset Management the Group recognized (Won)31,933 million of gain on deconsolidation, which is recorded within other non-interest income for the year ended December 31, 2009. Furthermore, on January 2, 2009, the Group sold 1,276,162 shares of Shinhan BNP Paribas Asset Management (8.5% of total outstanding shares) at (Won)18,023 per share to BNP Paribas to maintain a 65% stake of Shinhan BNP Paribas Asset Management after the merger.

Incorporation of Shinhan Bank Japan

In September 2009, the Group incorporated Shinhan Bank Japan.

Incorporation of Shinhan Bank Vietnam

In November 2009, the Group incorporated Shinhan Bank Vietnam.

Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash
4.	Restricted Cash

The following table summarizes the details of restricted cash at December 31:

	2009		2010
	(in millions of Won)

Reserve deposits with the Bank of Korea (BOK)	(Won)	6,729,167	(Won)	4,202,466
Cash restricted for investment activities		845,155		1,096,820
Other		399,595		259,401

	(Won)	7,973,917	(Won)	5,558,687

Reserve deposits with the Bank of Korea (BOK) represent amounts required under the Republic of Korea’s General Banking Act for payment of deposits. Cash restricted for investment activities represent amounts required the Financial Investment Services and Capital Market Act (FSCMA), for repayment of customers’ deposits.

Call Loans and Securities Purchased under Resale Agreements	12 Months Ended
Dec. 31, 2010
Call Loans and Securities Purchased under Resale Agreements
5.	Call Loans and Securities Purchased under Resale Agreements

The following table summarizes call loans and securities purchased under resale agreements, at their respective carrying values, at December 31:

	2009		2010
	(in millions of Won)

Call loans	(Won)	902,667	(Won)	766,177
Securities purchased under resale agreements		443,577		1,476,647

	(Won)	1,346,244	(Won)	2,242,824

Call loans are short-term lending facilities among banks and financial institutions, with maturities of 90 days or less. Typically, call loans have maturities of one day.

Interest income from call loans and securities purchased under resale agreements, as included in other interest income, amounted to (Won)98,784 million, (Won)101,691 million and (Won)115,718 million during the years ended December 31, 2008, 2009 and 2010, respectively.

Trading Activities	12 Months Ended
Dec. 31, 2010
Trading Activities
6.	Trading Activities

The following table summarizes the details of trading assets, at fair value, at December 31:

	2009		2010
	(in millions of Won)
Debt securities:
Korean treasury and governmental agencies	(Won)	1,523,695	(Won)	3,225,335
Corporations		1,176,562		1,897,386
Mortgage-backed and asset-backed securities		872,987		470,501
Financial institutions		2,104,094		4,886,533
Equity securities		746,962		830,691
Derivative instruments:
Foreign exchange derivatives		3,426,615		1,630,922
Interest rate derivatives		898,554		924,517
Equity derivatives		286,919		1,253,186
Credit derivatives		2,546		349
Commodity derivatives		1,896		5,525
Other trading assets — commodity indexed deposits		256,246		153,457

	(Won)	11,297,076	(Won)	15,278,402

The following table summarizes the details of trading liabilities, at fair value, at December 31:

	2009		2010
	(in millions of Won)
Derivative instruments:
Foreign exchange derivatives	(Won)	2,800,680	(Won)	1,322,598
Interest rate derivatives		1,134,514		874,208
Equity derivatives		285,302		1,214,792
Credit derivatives		23,076		422
Commodity derivatives		2,493		5,119
Other trading liabilities — commodity indexed deposits		318,969		198,619

	(Won)	4,565,034	(Won)	3,615,758

The following table presents trading profits (losses) for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Debt securities	(Won)	128,385	(Won)	(88,422)	(Won)	43,561
Equity securities		(108,652)		81,052		14,729
Derivative instruments		590,779		(513,413)		879,066
Other trading activities — commodity indexed deposits		(26,182)		3,821		(784)

Net trading profits (losses)	(Won)	584,330	(Won)	(516,962)	(Won)	936,572

For the years ended December 31, 2008, 2009 and 2010, net unrealized gains (losses) of trading securities of (Won)163,362 million, (Won)(8,710) million and (Won)(30,418) million, respectively, were included in net trading profits (losses).

Securities	12 Months Ended
Dec. 31, 2010
Securities
7.	Securities

The following table summarizes the details of the Group’s available-for-sale and held-to-maturity securities at December 31:

	2009								2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value		Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	8,696,449	(Won)	74,727	(Won)	49,177	(Won)	8,721,999	(Won)	10,296,330	(Won)	219,161	(Won)	13,986	(Won)	10,501,505
Corporations		2,222,460		92,521		7,189		2,307,792		2,328,476		75,952		4,288		2,400,140
Financial institutions		11,005,207		185,646		26,589		11,164,264		9,376,315		160,857		4,749		9,532,423
Foreign governments		169,087		2,875		1,794		170,168		153,660		3,605		7,674		149,591
Mortgage-backed and asset-backed securities		2,280,105		15,867		11,788		2,284,184		1,945,427		3,213		1,579		1,947,061
Marketable equity securities		2,084,668		924,779		45,959		2,963,488		1,955,455		943,099		31,293		2,867,261

	(Won)	26,457,976	(Won)	1,296,415	(Won)	142,496	(Won)	27,611,895	(Won)	26,055,663	(Won)	1,405,887	(Won)	63,569	(Won)	27,397,981

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	8,138,424	(Won)	65,026	(Won)	55,677	(Won)	8,147,773	(Won)	9,661,043	(Won)	328,734	(Won)	4,423	(Won)	9,985,354
Corporations		363,259		10,566		1,513		372,312		469,388		12,890		33		482,245
Financial institutions		4,092,996		47,463		23,061		4,117,398		2,266,826		72,326		5,002		2,334,150
Foreign governments		35,885		—		203		35,682		59,276		410		—		59,686
Mortgage-backed and asset-backed securities		163,054		4,690		314		167,430		130,485		2,308		—		132,793

	(Won)	12,793,618	(Won)	127,745	(Won)	80,768	(Won)	12,840,595	(Won)	12,587,018	(Won)	416,668	(Won)	9,458	(Won)	12,994,228

Note:

(1)

On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.

The Group previously included within securities certain of its beneficiary interests in funds not meeting the scope criteria of SFAS 115 and correctly reclassified those investments to other investments under other assets during the prior year, which amounted to (Won)730,093 million as of December 31, 2008. The resulting cumulative effect in related other comprehensive income, which amounted to (Won)24,964 million (pre-tax) as of December 31, 2008, was reflected in 2009. Although this adjustment relates to 2008, the amount of change attributable to 2008 would not have been material to the Group’s financial condition, equity or results of operations as reported for that year.

The Bank of Korea (BOK) is the central bank that establishes monetary policies in Korea. Korea Development Bank (KDB) is owned and controlled by the Korean government. Of the total amounts listed above in the financial institutions category at December 31, 2009 and 2010, the fair value of available-for-sale debt securities included (Won)5,107,873 million and (Won)3,959,163 million, respectively, that were issued by BOK and KDB. Of the total amounts listed above in the financial institutions category at December 31, 2009 and 2010, the amortized cost of held-to-maturity debt securities included (Won)2,144,968 million and (Won)1,034,505 million, respectively, that were related to BOK and KDB.

The Group has recognized total impairment losses on available-for-sale and held-to-maturity debt securities other than unrealized portion of impairment losses on debt securities as net impairment losses on debt securities in earnings and impairment losses on available-for-sale equity securities included in net gains on securities in earnings, where decreases in value were deemed to be other-than-temporary during the years ended December 31, as follows:

	2008		2009		2010
	(in millions of Won)
Available-for-sale securities
Debt securities
Total other-than-temporary impairment losses	(Won)	147,695	(Won)	11,486	(Won)	8,748
Unrealized other-than-temporary impairment losses recognized in OCI		—		957		—

Net impairment losses on debt securities		147,695		10,529		8,748
Equity securities		97,371		94,791		905

	(Won)	245,066	(Won)	105,320	(Won)	9,653

Held-to-maturity securities
Debt securities	(Won)	1,199	(Won)	2,776	(Won)	442

Total other-than-temporary impairment losses	(Won)	246,265	(Won)	108,096	(Won)	10,095

During 2008, there was a decline in the fair value of the Group’s asset-backed securities portfolio, specifically asset-backed collateralized debt obligations (CDOs), as a result of deteriorating conditions in the U.S. subprime credit market. The Group’s total exposure to asset backed CDOs at December 31, 2008, 2009 and 2010 was (Won)100,364 million, (Won)97,202 million and (Won)30,984 million, respectively. Accordingly, the Group recorded (Won)61,182 million, (Won)2,955 million and (Won)0 million, respectively, related to asset-backed CDOs’ losses to net losses on securities in 2008, 2009 and 2010 as the Group considered the losses to be other-than-temporary.

The following table presents a roll-forward of the credit losses component recognized in earnings in 2010.

	2010
	(in millions of Won)
Balance, beginning of year	(Won)	87,916
Additions:
Credit impairments on securities that have been previously impaired		442
Credit impairments on securities not previously impaired		8,748
Reductions:
For securities sold (or matured)		4,675
For increases in expected cash flows		1

Balance, end of year	(Won)	92,430

The following table sets forth the current fair value and the associated unrealized losses on investments in available-for-sale debt securities, marketable equity securities and held-to-maturity debt securities with unrealized losses at December 31, 2009 and 2010, by length of time that individual securities in each category had been in a continuous loss position:

	2009
	Less than 12 months				12 months or longer				Total
	Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	4,020,926	(Won)	(48,676)	(Won)	73,013	(Won)	(501)	(Won)	4,093,939	(Won)	(49,177)
Corporations		557,862		(5,794)		252,708		(1,395)		810,570		(7,189)
Financial institutions		4,921,593		(15,369)		315,941		(11,220)		5,237,534		(26,589)
Foreign governments		55,949		(1,794)		—		—		55,949		(1,794)
Mortgage-backed and asset-backed securities		67,085		(5,633)		230,250		(6,155)		297,335		(11,788)
Marketable equity securities		394,303		(39,624)		108,223		(6,335)		502,526		(45,959)

	(Won)	10,017,718	(Won)	(116,890)	(Won)	980,135	(Won)	(25,606)	(Won)	10,997,853	(Won)	(142,496)

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	3,542,310	(Won)	(54,868)	(Won)	54,216	(Won)	(809)	(Won)	3,596,526	(Won)	(55,677)
Corporations		89,265		(1,132)		5,462		(381)		94,727		(1,513)
Financial institutions		536,707		(21,058)		123,511		(2,003)		660,218		(23,061)
Foreign governments		9,206		(203)		—		—		9,206		(203)
Mortgage-backed and asset-backed securities		49,703		(314)		—		—		49,703		(314)

	(Won)	4,227,191	(Won)	(77,575)	(Won)	183,189	(Won)	(3,193)	(Won)	4,410,380	(Won)	(80,768)

Total temporarily impaired securities	(Won)	14,244,909	(Won)	(194,465)	(Won)	1,163,324	(Won)	(28,799)	(Won)	15,408,233	(Won)	(223,264)

	2010
	Less than 12 months				12 months or longer				Total
	Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	1,853,839	(Won)	(13,855)	(Won)	5,127	(Won)	(131)	(Won)	1,858,966	(Won)	(13,986)
Corporations		453,715		(3,886)		22,933		(402)		476,648		(4,288)
Financial institutions		2,494,730		(4,728)		4,122		(21)		2,498,852		(4,749)
Foreign governments		3,593		(13)		—		—		3,593		(13)
Mortgage-backed and asset-backed securities		88,200		(5,450)		263,450		(3,790)		351,650		(9,240)
Marketable equity securities		37,902		(4,922)		423,530		(26,371)		461,432		(31,293)

	(Won)	4,931,979	(Won)	(32,854)	(Won)	719,162	(Won)	(30,715)	(Won)	5,651,141	(Won)	(63,569)

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	477,768	(Won)	(4,423)	(Won)	—	(Won)	—	(Won)	477,768	(Won)	(4,423)
Corporations		10,445		(33)		—		—		10,445		(33)
Financial institutions		—		—		54,998		(5,002)		54,998		(5,002)

	(Won)	488,213	(Won)	(4,456)	(Won)	54,998	(Won)	(5,002)	(Won)	543,211	(Won)	(9,458)

Total temporarily impaired securities	(Won)	5,420,192	(Won)	(37,310)	(Won)	774,160	(Won)	(35,717)	(Won)	6,194,352	(Won)	(73,027)

The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other than temporary. Prior to January 1, 2009, these reviews were conducted pursuant to FASB Staff Position No. FAS 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments (now ASC 320-10, Investments — Debt and Equity Securities — Subsequent Measurement). Any unrealized loss identified as other than temporary was recorded directly in the consolidated statement of income. As of January 1, 2009, the Group adopted FSP FAS 115-2 and FAS 124-2 (now ASC 320-10, Investments — Debt and Equity Securities: Recognition of an Other-Than-Temporary Impairment). This guidance amends the impairment model for debt securities, and the impairment model for equity securities was not affected. Under the new guidance for debt securities, other-than-temporary impairment is recognized in earnings for debt securities which the Group has an intent to sell or it is more-likely-than-not that the Group will be required to sell prior to recovery of the amortized cost basis. For those debt securities which the Group does not intend to sell or expect to be required to sell, credit-related impairment is recognized in earnings, with the non-credit-related impairment recorded in OCI.

An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in OCI for AFS securities, while such losses related to HTM securities are not recorded, as these investments are carried at their amortized cost. Regardless of the classification of the securities as AFS or HTM, the Group has assessed each position for impairment.

Factors considered in determining whether a loss is temporary include:

•	the length of time and the extent to which fair value has been below cost;

•	the severity of the impairment;

•	the cause of the impairment and the financial condition and near-term prospects of the issuer;

•	the activity in the market of the issuer which may indicate adverse credit conditions; and

•	the Group’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

The Group’s review for impairment generally entails:

•	identification and evaluation of investments that have indications of possible impairment;

•

analysis of individual investments that have fair values less than amortized cost, including consideration of the length of time the investment has been in an unrealized loss position and the expected recovery period;

•

discussion of evidential matter, including an evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment and those that would not support other-than-temporary impairment; and

•	documentation of the results of these analyses, as required under business policies.

For equity securities, management considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery to amortized cost. Where management lacks that intent or ability, the security’s decline in fair value is deemed to be other than temporary and is recorded in earnings. AFS equity securities deemed other-than-temporarily impaired are written down to fair value, with the full difference between fair value and amortized cost recognized in earnings.

For debt securities that are not deemed to be credit impaired, management assesses whether it intends to sell or whether it is more-likely than-not that it would be required to sell the investment before the expected recovery of the amortized cost basis. In most cases, management has asserted that it has no intent to sell and that it believes it is not likely to be required to sell the investment before recovery of its amortized cost basis. Where such an assertion has not been made, the security’s decline in fair value is deemed to be other than temporary and is recorded in earnings. In addition, non-credit-related impairment related to debt securities the Group does not plan to sell and is not likely to be required to sell is recognized in OCI.

For debt securities, a critical component of the evaluation for other-than-temporary impairments is the identification of credit impaired securities, where management does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the security. For securities purchased and classified as AFS with the expectation of receiving full principal and interest cash flows, this analysis considers the likelihood of receiving all contractual principal and interest. The extent of the Group’s analysis regarding credit quality and the stress on assumptions used in the analysis have been refined for securities where the current fair value or other characteristics of the security warrant.

Any deterioration in Korean economic conditions or specific situations of the issuers of the securities could adversely affect the fair value of securities held by the Group.

The following table sets forth interest and dividends on securities for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Interest income	(Won)	1,711,604	(Won)	1,793,399	(Won)	1,779,899
Dividends		63,477		58,779		67,561

	(Won)	1,775,081	(Won)	1,852,178	(Won)	1,847,460

For the years ended December 31, 2008, 2009 and 2010, proceeds from sales of available-for-sale securities amounted to (Won)2,473,684 million, (Won)1,561,005 million and (Won)4,380,405 million, respectively, and proceeds from maturities of available-for-sale securities amounted to (Won)7,274,598 million, (Won)12,351,877 million and (Won)13,257,354 million, respectively. Gross realized gains amounted to (Won)197,800 million, (Won)449,957 million and (Won)770,173 million for the years ended December 31, 2008, 2009 and 2010, respectively. Gross realized losses amounted to (Won)87,337 million, (Won)33,761 million and (Won)28,078 million for the years ended December 31, 2008, 2009 and 2010, respectively.

The following table sets forth the amortized cost and estimated fair value of the Group’s available-for-sale and held-to-maturity debt securities at December 31, 2010 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	Available-for-sale Debt Securities				Held-to-maturity Debt Securities
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(in millions of Won)
Within 1 year	(Won)	8,557,167	(Won)	8,606,375	(Won)	1,628,261	(Won)	1,651,380
Over 1 year through 5 years		12,554,699		12,818,707		7,910,965		8,167,992
Over 5 years through 10 years		2,647,169		2,756,435		2,214,749		2,302,569
Over 10 years		341,173		349,203		833,043		872,287

	(Won)	24,100,208	(Won)	24,530,720	(Won)	12,587,018	(Won)	12,994,228

Loans	12 Months Ended
Dec. 31, 2010
Loans
8.	Loans

The following table summarizes the details of the loan portfolio at December 31:

	2009		2010
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	54,479,473	(Won)	59,610,344
Other commercial		34,770,389		34,601,192
Lease financing		1,559,652		1,578,151
Consumer:
Mortgage and home equity		40,022,157		44,646,443
Credit cards		15,116,757		17,479,346
Other consumer		23,306,609		22,041,860

Total loans, gross		169,255,037		179,957,336
Deferred loan origination costs (fees)		(23,497)		27,929

		169,231,540		179,985,265
Less: Allowance for loan losses		(3,637,994)		(3,395,864)

Total loans, net	(Won)	165,593,546	(Won)	176,589,401

The Group acquired certain loans, resulting from the acquisition of LG Card. in 2007, for which there was, at the time of the acquisition, evidence of deterioration of credit quality since origination and for which it was probable that all contractually required payments would not be collected. These loans were accounted for in accordance with ASC 310-30 (formerly SOP 03-3) which requires that purchased impaired loans be recorded at fair value as of the acquisition date. The fair value of such loans was approximately (Won)220,538 million at the acquisition date. The carrying amount of such loans was (Won)44,859 million and (Won)18,410 million at December 31, 2009 and 2010, respectively, and included in the above table.

The loans acquired during 2007 in connection with LG Card acquisition for which it was probable at acquisition that all contractually required payments would not be collected are as follows:

	2007
	(in millions of Won)

Contractually required payments receivable at acquisition	(Won)	619,928
Cash flows expected to be collected at acquisition		323,069
Fair value of acquired receivables at acquisition		220,538

The changes in the accretable yield for 2009 and 2010 are as follows:

	2009		2010
	(in millions of Won)

Balance at beginning of year	(Won)	71,210	(Won)	46,122
Purchases		—		—
Accretion of accretable yield		(52,424)		(21,146)
Increase to expected cash flows		27,336		(1,999)

Balance at end of year	(Won)	46,122	(Won)	22,977

Impaired loans are those on which the Group believes it is probable that it will not be able to collect all amounts due according to the contractual terms of the loans. The following table sets forth information about the Group’s impaired loans by portfolio at December 31:

	2010
	Impaired loans
	Impaired loans with an allowance		Impaired loans without an allowance		Allowance for impaired loans		Average balance for impaired loans		Interest income from impaired loans
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	1,399,375	(Won)	38,269	(Won)	741,304	(Won)	1,323,512	(Won)	52,611
Other commercial		997,634		11,233		494,183		864,487		15,830
Lease financing		11,161		1,234		9,771		12,395		—

	(Won)	2,408,170	(Won)	50,736	(Won)	1,245,258	(Won)	2,200,394	(Won)	68,441

	2008		2009
	(in millions of Won)
Impaired loans with an allowance	(Won)	1,953,024	(Won)	2,111,904
Impaired loans without an allowance		224,570		213,763

Total impaired loans	(Won)	2,177,594	(Won)	2,325,667

Allowance for impaired loans	(Won)	1,181,446	(Won)	1,350,209
Average balance of impaired loans during the year		1,910,041		2,117,768
Interest income recognized on impaired loans		79,251		48,223

Included in the above table were smaller balance commercial loans managed on a portfolio basis which were collectively identified as impaired amounting to (Won)365,378 million at December 31, 2010.

The following table shows the aging schedule (excluding accrued interest) for all loans by portfolio at December 31:

	2010
	Current		Past due up to 3 Months		Past due 3-6 Months		Past due more than 6 Months		Total Amount
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	58,870,975	(Won)	365,186	(Won)	154,889	(Won)	219,294	(Won)	59,610,344
Other commercial		34,062,816		99,789		184,567		254,020		34,601,192
Lease financing		1,532,604		38,234		4,730		2,583		1,578,151

	(Won)	94,466,395	(Won)	503,209	(Won)	344,186	(Won)	475,897	(Won)	95,789,687

Consumer:
Mortgages and home equity	(Won)	44,536,723	(Won)	82,250	(Won)	17,252	(Won)	10,218	(Won)	44,646,443
Other consumer		21,868,538		134,503		29,083		9,736		22,041,860
Credit cards		16,853,336		511,724		114,209		77		17,479,346

	(Won)	83,258,597	(Won)	728,477	(Won)	160,544	(Won)	20,031	(Won)	84,167,649

	(Won)	177,724,992	(Won)	1,231,686	(Won)	504,730	(Won)	495,928	(Won)	179,957,336

The primary credit quality indicator for commercial loans is internal credit ratings provided to individual debtors. A credit rating of a debtor is updated at least yearly and is used to identify the credit quality of loans and differentiate risk within the portfolio. The Group considers various factors to assess an appropriate internal credit rating, such as financial status, expected earnings, and environment of respective industry in which the debtor belongs. The Group’s internal credit ratings consist of 22 grades and the “Strong & Good” category represents the amount of loans with an assigned debtor’s credit rating which is superior, or equal to the 11th grade which is the same as BB+ in the Korean external rating system. The commercial loan debtor’s credit ratings from the 12th through the 16th grades, which is the same as B- in the Korean external rating system, are shown in the “Satisfactory” category of the table below.

Within the consumer portfolio segment, the primary credit quality indicator is the internal credit grade which is established based on an internal rating system considering external credit information. In the loan classification table below, the term “Strong & Good” refers to consumer loans satisfying predefined standards which are lower or equal to the probability of default of the internal credit rating of the 11th grade for commercial loans, as long as the loan balance is neither overdue nor impaired. The “Satisfactory” category refers to loans that are not classified into the aforementioned “Strong & Good” criterion, but which have balances which are neither overdue nor impaired.

The “overdue” category refers to loans with arrears, but which are not yet impaired, and the “impaired” category means it is not likely the creditor will collect the outstanding amount of the loans in their entirety because of bankruptcy or default of the respective debtors.

Consumer loan is classified into mortgage, home equity and other consumer. The Group assesses credit quality of these such groups using different credit factors by each group, as appropriate, e.g., LTV for mortgage and home equity loans group and behavioral score for other consumer loans.

The following table shows the amount of loans which are classified based on the Group’s credit quality indicators at December 31, 2010:

	2010
	Strong & Good		Satisfactory		Overdue		Impaired		Total Amount
	(in millions of Won)
Commercial
Commercial and industrial	(Won)	33,837,447	(Won)	23,936,164	(Won)	399,090	(Won)	1,437,643	(Won)	59,610,344
Other commercial		21,707,680		11,805,611		79,033		1,008,868		34,601,192
Lease financing		933,416		604,045		28,295		12,395		1,578,151

	(Won)	56,478,543	(Won)	36,345,820	(Won)	506,418	(Won)	2,458,906	(Won)	95,789,687

Consumer
Mortgages and home equity	(Won)	43,429,773	(Won)	952,695	(Won)	219,789	(Won)	44,186	(Won)	44,646,443
Other consumer		20,078,897		1,679,390		173,308		110,265		22,041,860
Credit cards		15,009,060		1,576,657		436,408		457,221		17,479,346

	(Won)	78,517,730	(Won)	4,208,742	(Won)	829,505	(Won)	611,672	(Won)	84,167,649

	(Won)	134,996,273	(Won)	40,554,562	(Won)	1,335,923	(Won)	3,070,578	(Won)	179,957,336

Generally, the Group discontinues accruing interest on loans when payment of interest or principal becomes contractually past due by one day except where the loans are fully secured by customer deposits or guaranteed by sovereign or certain selected financial institutions. Interest of loans on nonaccrual status is recognized by cash basis. Accrual of interest is resumed when nonaccrual loans are reclassified as accruing since interest and principal payments are brought current.

The following table summarizes the amount of loans on nonaccrual status and accruing loans which are past due one day or more by loan portfolio as of December 31, 2010:

	2010
	Nonaccrual loans		1 or more day past due and still accruing(1)
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	729,582	(Won)	9,787
Other commercial		532,388		5,988
Lease financing		45,547		—

	(Won)	1,307,517	(Won)	15,775

Consumer:
Mortgage and home equity	(Won)	90,285	(Won)	19,435
Credit cards		626,004		6
Other consumer		164,622		8,700

	(Won)	880,911	(Won)	28,141

	(Won)	2,188,428	(Won)	43,916

Note:

(1)	Commercial, consumer loans past due 90 days or more and still accruing amounted to (Won)1,559 million and (Won) 960 million, respectively.

Commercial loans that are 14 days or less past due and consumer loans that are 30 days or less past due are regarded as nonaccrual loans in a grace period and the Group does not generally request borrowers with such past due loans to make immediate repayment of the outstanding principal balances and related accrued interest. At December 31, 2008, 2009 and 2010, nonaccrual loans, excluding the past due loans within the grace period, totaled (Won)2,021,452 million, (Won)1,641,654 million and (Won)1,531,980 million, respectively. Nonaccrual loans including the past due loans within the grace period at December 31, 2008, 2009, and 2010, totaled (Won)3,308,792 million, (Won)2,464,908 million and (Won)2,188,428 million, respectively.

The following table presents loans and debt securities whose terms have been modified in troubled debt restructuring at December 31:

	2008		2009		2010
	(in millions of Won)

Loans	(Won)	747,183	(Won)	1,097,275	(Won)	1,275,284
Debt securities		34,710		28,552		—

	(Won)	781,893	(Won)	1,125,827	(Won)	1,275,284

During 2008, 2009 and 2010, the Group received equity securities with fair market value of nil, (Won)6,519 million and (Won)26,198 million, respectly, through the restructuring of one loan in 2008, three loans in 2009 and eight loans in 2010 with aggregate book value of (Won)278 million, (Won)8,581 million and (Won)46,225 million, respectively. The Group recognized total charge-offs of (Won)278 million, (Won)2,062 million and (Won)20,027 million related to these transactions during the years ended December 31, 2008, 2009, and 2010, respectively.

The following table sets forth the movements in the allowance for credit losses for the years ended December 31:

	Allowance for Loan Losses						Allowance for Off-balance Sheet Credit(1)
	2008		2009		2010		2008		2009		2010
	(in millions of Won)
Balance at beginning of year	(Won)	2,099,122	(Won)	3,200,633	(Won)	3,637,994	(Won)	221,558	(Won)	339,384	(Won)	789,810
Provision for loan losses		1,318,772		1,750,738		943,044		—		—		—
Provision for off-balance sheet credit		—		—		—		117,826		450,426		(270,052)
Charge-offs		(916,644)		(1,891,127)		(1,627,488)		—		—		—
Recoveries		699,383		577,750		442,314		—		—		—

Balance at end of year	(Won)	3,200,633	(Won)	3,637,994	(Won)	3,395,864	(Won)	339,384	(Won)	789,810	(Won)	519,758

Note:

(1)	The allowance for off-balance sheet credit is included in other liabilities.

Allowance for loan losses were evaluated on a disaggregated basis. Loans and related allowance for loan losses evaluated individually amounted to (Won)2,413,066 and (Won)1,062,440 million, respectively, as of December 31, 2010. Collectively evaluated loans and allowance for loan losses as of December 31, 2010 were (Won)177,544,270 and (Won)2,333,424 million, respectively.

The Group originates direct financing leases on certain machinery, computers and various other equipments, automobiles and ships for customers in a variety of industries. Income attributable to these leases is initially recorded as unearned income and subsequently recognized as interest income, using the effective interest method, over the terms of the leases. The terms of the leases are generally from 3 to 10 years. The following table sets forth the details of the investment in direct financing leases at December 31, as included in the respective loan balances:

	2009		2010
	(in millions of Won)
Gross lease payments receivable	(Won)	1,734,996	(Won)	1,713,416
Estimated unguaranteed residual values		8,522		20,325
Unearned income		(183,866)		(155,590)

		1,559,652		1,578,151

Less: Deferred loan origination fee		(523)		(77)
Allowance for loan losses		(12,866)		(25,989)

	(Won)	1,546,263	(Won)	1,552,085

The following table sets forth the scheduled maturities of gross lease payments receivable at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	715,423
2012		537,894
2013		333,661
2014		52,106
2015		20,476
Thereafter		53,856

	(Won)	1,713,416

Premises and Equipment	12 Months Ended
Dec. 31, 2010
Premises and Equipment
9.	Premises and Equipment

The following table summarizes the details of premises and equipment at December 31:

	2009		2010
	(in millions of Won)
Land	(Won)	1,087,321	(Won)	1,146,906
Buildings		1,019,383		1,052,922
Equipment and furniture		1,120,108		1,001,200
Capitalized software costs		618,835		642,274
Leasehold improvements		246,265		310,569
Construction in progress		2,380		23
Operating lease assets		75,197		52,855

Total premises and equipment, gross		4,169,489		4,206,749
Less: Accumulated depreciation and amortization		(1,732,475)		(1,839,385)

Total premises and equipment, net	(Won)	2,437,014	(Won)	2,367,364

Depreciation expense on buildings, equipment and furniture, leasehold improvements and operating lease assets amounted to (Won)245,184 million, (Won)211,465 million and (Won)178,567 million, and amortization expense on capitalized software costs amounted to (Won)122,922 million, (Won)90,382 million and (Won)141,028 million for the years ended December 31, 2008, 2009 and 2010, respectively. Accumulated depreciation on operating lease assets at December 31, 2009 and 2010 were (Won)32,717 million and (Won)26,921 million, respectively.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets
10.	Goodwill and Intangible Assets

The following table sets forth the movements in goodwill:

	Shinhan Bank		Shinhan Capital		Shinhan Card		Shinhan Life Insurance		Total
	(in millions of Won)
Balance at January 1, 2009	(Won)	563,169	(Won)	1,616	(Won)	3,037,808	(Won)	289,800	(Won)	3,892,393
Acquisition		2,824		—		479		—		3,303
Disposition		(30,757)		—		—		—		(30,757)
Impairment loss		(59,517)		—		—		—		(59,517)

Balance at December 31, 2009	(Won)	475,719	(Won)	1,616	(Won)	3,038,287	(Won)	289,800	(Won)	3,805,422

Acquisition		—		—		—		—		—
Disposition		—		—		—		—		—
Impairment loss		—		—		—		—		—

Balance at December 31, 2010	(Won)	475,719	(Won)	1,616	(Won)	3,038,287	(Won)	289,800	(Won)	3,805,422

The following table sets forth the movements in goodwill by reporting unit:

	Retail Banking		Institutional Banking		Private Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Credit Card		Shinhan Life Insurance		Other(1)		Total
	(in millions of won)
Balance at January 1, 2009	(Won)	334,978	(Won)	81,716	(Won)	14,010	(Won)	—	(Won)	—	(Won)	10,495	(Won)	3,037,808	(Won)	289,800	(Won)	123,586	(Won)	3,892,393
Acquisition		1,614		393		67		235		191		51		479		—		273		3,303
Disposition		—		—		—		—		—		—		—		—		(30,757)		(30,757)
Impairment loss		—		—		—		(235)		(191)		—		—		—		(59,091)		(59,517)

Balance at December 31, 2009	(Won)	336,592	(Won)	82,109	(Won)	14,077	(Won)	—	(Won)	—	(Won)	10,546	(Won)	3,038,287	(Won)	289,800	(Won)	34,011	(Won)	3,805,422

Acquisition		—		—		—		—		—		—		—		—		—		—
Disposition		—		—		—		—		—		—		—		—		—		—
Impairment loss		—		—		—		—		—		—		—		—		—		—

Balance at December 31, 2010	(Won)	336,592	(Won)	82,109	(Won)	14,077	(Won)	—	(Won)	—	(Won)	10,546	(Won)	3,038,287	(Won)	289,800	(Won)	34,011	(Won)	3,805,422

Note:

(1)	Relates to reporting units of merchant banking, foreign subsidiaries of Shinhan Bank, Shinhan AITAS, SH Asset Management and Shinhan Capital.

Goodwill impairment loss arises when the net book value of a reporting unit exceeds its estimated fair value. Goodwill impairment testing is performed at the Group’s reporting unit level, which is generally consistent with the Group’s business segments or one level below, on an annual basis or more frequently if it is deemed that triggering events might have occurred.

The Group measured the fair value of reporting units by both the income approach, using the present value of free cash flow to equity (FCFE) discounted at a market driven discount rate for the computation of the equity value, and the market approach, using the Price-to-Book ratios (PBR)/Price-to-Earnings (PER) as market multiple for the measure of the Group’s fair value.

As of December 31, 2010, there was no indication of impairment in any of the reporting units, accordingly, the second step of testing was not performed.

The following table summarizes the details of intangible assets at December 31:

		2009						2010
	Weighted Average Years	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
	(in millions of Won)
Brokerage customer relationship	3.4	(Won)	68,266	(Won)	(68,266)	(Won)	—	(Won)	68,266	(Won)	(68,266)	(Won)	—
KSFC deposit	3.4		10,941		(10,941)		—		10,941		(10,941)		—
Core deposit of Shinhan Bank	8.7		825,476		(656,427)		169,049		825,476		(715,587)		109,889
Credit card relationship of Shinhan Card	5.7		1,262,366		(901,879)		360,487		1,262,366		(1,066,116)		196,250
VOBA	—		978,532		(468,217)		510,315		978,532		(529,984)		448,548

Total intangible assets subject to amortization	4.7	(Won)	3,145,581	(Won)	(2,105,730)	(Won)	1,039,851	(Won)	3,145,581	(Won)	(2,390,894)	(Won)	754,687

KSFC borrowing	—		400		—		400		400		—		400
Court deposit of Shinhan Bank	—		226,353		—		226,353		226,353		—		226,353

Total intangible assets not subject to amortization			226,753		—		226,753		226,753		—		226,753

Total intangible assets		(Won)	3,372,334	(Won)	(2,105,730)	(Won)	1,266,604	(Won)	3,372,334	(Won)	(2,390,894)	(Won)	981,440

Amortization expense on intangible assets was (Won)503,310 million, (Won)411,674 million and (Won)285,164 million for the years ended December 31, 2008, 2009 and 2010, respectively.

The following table sets forth the estimated aggregate amortization expense on intangible assets subject to amortization at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	232,247
2012		158,353
2013		88,205
2014		54,129
2015		42,697
Thereafter		179,056

	(Won)	754,687

In 2008, 2009 and 2010, no impairment loss was recorded relating to intangible assets.

Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets
11.	Other Assets

The following table summarizes the details of other assets at December 31:

	2009		2010
	(in millions of Won)
Accrued interest and dividends receivable	(Won)	1,205,682	(Won)	1,282,957
Receivables for foreign exchange spot contracts		1,491,898		1,036,446
Account receivables		1,648,887		1,167,784
Accrued income		6,499		60,949
Deferred tax assets		689,660		477,548
Other investments(1)		2,568,663		2,763,436
Prepaid expenses		167,562		190,297
Separate account assets		1,090,887		1,351,595
Advances to suppliers		199,602		182,259
Deferred acquisition costs		829,056		1,074,026
Gold assets		56,767		27,614
Other		198,332		185,345

	(Won)	10,153,495	(Won)	9,800,256

Note:

(1)	Other investments include unlisted equity securities, securities with sales restriction, fund investments and investments accounted for the equity method.

In October 2007, Visa U.S.A. Inc., Visa Europe, Visa International Association (Visa International) and Visa Canada Inc. were merged into Visa Inc. (Visa). As a result of the reorganization, Visa allocated its shares to its member companies and the Group, as one of the member companies, received 6,767,836 Class AP shares. The number of allocated shares was subsequently adjusted to 8,020,348 shares and they were converted to Class C shares through a true-up process prior to Visa’s initial public offering of Class A shares in March 2008.

The Visa shares received by the Group were fair valued at (Won)279,881 million (pre-tax) as of December 31, 2007. As the shares are unlisted and certain portion of shares (43.82% or 3,514,074 shares) were restricted for sales for three years from the acquisition date, the Group classified (Won)279,881 million (pre-tax) as other investments.

In March 2008, the unrestricted 4,506,274 shares (56.18% of allocated shares) were redeemed at  $42.77 per share by Visa in connection with its IPO and the remaining restricted shares, which would be restricted until March 25, 2011, in the amounts of (Won)103,787 million (pre-tax) are classified as other investments and carried at initial fair value at December 31, 2010.

The following table summarizes the Group’s alternative investments in funds which are classified as other investments. The Group uses the funds’ NAVs per share as a practical expedient to measure fair value on recurring and nonrecurring basis. The fair values presented in the table are based upon the funds’ NAVs or an equivalent measure.

	2009		2010
	(in millions of Won)
Private equity funds(1)	(Won)	523,116	(Won)	569,587

Note:

(1)

Include private equity funds that invest in equity and debt securities issued by private and publicly held companies. Substantially all of these investments do not allow early redemptions. Alternatively, the Group receives distributions in accordance with the fund agreement. There are no unfunded commitments.

Deposits	12 Months Ended
Dec. 31, 2010
Deposits
12.	Deposits

The following table summarizes the details of deposits at December 31:

	2009			2010
	Balance		Weighted- Average Interest Rate	Balance		Weighted- Average Interest Rate
	(in millions of Won, except percentages)
Interest-bearing deposits
Demand deposits	(Won)	7,529,357	0.45%	(Won)	8,643,365	0.49%
Savings deposits		37,502,198	1.22%		42,719,222	1.04%
Certificate of deposits		7,800,821	5.48%		3,461,483	4.49%
Other time deposits		87,822,670	3.91%		94,883,767	3.54%
Mutual installment deposits		153,856	3.70%		106,460	3.53%

		140,808,902	3.12%		149,814,297	2.65%

Non-interest-bearing deposits
Demand deposits		2,889,587	—		3,077,886	—

	(Won)	143,698,489	3.06%	(Won)	152,892,183	2.61%

Other time deposits include premium accounts for loyal customers, tax savings accounts for high net worth customers, savings accounts for household financing and foreign currency deposits. Mutual installment deposits enable customers to become eligible for mortgage and other consumer loans as well as corporate loans while maintaining an account with the Group.

The aggregate balance of time deposit accounts (including certificate of deposits, other time deposits, mutual installment deposits) in denominations of (Won)100 million or more at December 31, 2009 and 2010 were (Won)74,387,872 million and (Won) 75,169,760 million, respectively.

The following table sets forth the contractual maturities of certificate of deposits, other time deposits and mutual installment deposits at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	90,640,324
2012		3,179,300
2013		2,627,874
2014		976,400
2015		220,559
Thereafter		807,253

	(Won)	98,451,710

The Korea Deposit Insurance Corporation (KDIC) provides deposit insurance up to a total of (Won)50 million per depositor in each bank pursuant to the Depositor Protection Act, regardless of the placement date of the deposit.

Short-Term Borrowings	12 Months Ended
Dec. 31, 2010
Short-Term Borrowings
13.	Short-Term Borrowings

The following table summarizes the details of short-term borrowings at December 31:

	2009			2010
	Balance		Weighted- Average Interest Rate	Balance		Weighted- Average Interest Rate
	(in millions of Won, except percentages)
Borrowings from BOK	(Won)	1,433,730	1.11%	(Won)	995,998	1.07%
Borrowings in foreign currencies		1,771,522	3.18%		2,026,208	1.90%
Borrowings from trust accounts		1,475,802	1.90%		1,281,898	2.47%
Call money		2,398,062	2.42%		1,333,618	2.72%
Debentures in won		708,748	6.03%		19,722	5.82%
Other borrowings(1)		1,926,993	6.01%		2,413,815	6.62%

	(Won)	9,714,857		(Won)	8,071,259

Note:

(1)	Mostly relate to borrowings from other financial institutions.

Short-term borrowings consist of borrowed funds with original maturities of less than one year. Total interest expense on short-term borrowings amounted to (Won)865,695 million, (Won)555,026 million and (Won)376,971 million of which (Won)155,556 million, (Won)74,816 million and (Won)61,809 million were related to call money during the years ended December 31, 2008, 2009 and 2010, respectively.

Secured Borrowings	12 Months Ended
Dec. 31, 2010
Secured Borrowings
14.	Secured Borrowings

	Maturity	2009						2010
		Secured Borrowings		Collateral				Secured Borrowings		Collateral
				Loans(1)		Securities				Loans(1)		Securities
	(in millions of Won)
Work & Joy 2007-1 Securitization Specialty Co.	2012	(Won)	260,300	(Won)	—	(Won)	400,300	(Won)	70,300	(Won)	—	(Won)	190,300
2.76%~6.43% ABCP and collateralized bond obligation
Shinhan Card 2010-1 Asset Securitisation Specialty Co., Ltd.	2015		—		—		—		334,350		562,458		—
3.09% collateralized bond obligation
Midas the 1st Co., Ltd.	2011		—		—		—		270,000		500,000		—
3.18% Asset-Backed Commercial Papers
Midas the 2nd Co., Ltd.	2011		—		—		—		250,000		500,000		—
3.18% Asset-Backed Commercial Papers
Frontier 9th Securitization Specialty Co., Ltd.	2010		8,500		—		16,500		—		—		—
4.31%~7.00% ABCP and collateralized bond obligation
NEODWC the 2nd Co., Ltd.	2011		400,050		—		400,000		200,050		—		200,000
3.18%~ 6.30% ABCP and collateralized bond obligation
JR First Co., Ltd	2011		—		—		—		10,000		60,000		—
3.16% Asset-Backed Commercial Papers
Costone Delta Co., Ltd.	2011		1,751		—		1,751		1,708		—		—
10.00% collateralized bond obligation
I-Clover Co., Ltd	2012		560,000		494,776		932,978		90,215		910,490		269,155
3.01%~3.65% Asset-Backed Commercial Papers
Shinhan 8th Securitization Specialty Co., Ltd.	2010		4,982		11,655		—		—		—		—
8.50%~8.90% collateralized bond obligation
Shinhan Mortgage 1st Securitization Specialty Co., Ltd.	2039		566,037		588,695		—		391,545		335,911		—
6.00% collateralized bond obligation
NEODWC the 3rd Co., Ltd.	2013		60,049		—		200,000		50,050		—		200,000
3.01%~8.00% ABCP and collateralized bond obligation
Credipia 2005 Plus Two Asset Securitization Specialty Company	2010		206,288		714,604		—		—		—		—
5.45% collateralized bond obligation
Incheon Dogaegong ther 1st Co., Ltd.	2011		—		—		—		400,000		400,000		—
2.90%~3.11% Asset-Backed Commercial Papers
Credipia 2006 Plus One A,B Asset Securitization Specialty Company	2010		467,247		751,214		—		—		—		—
4.58%~6.29% collateralized bond obligation
Shinhan Card 2007-1 Asset Securitisation Specialty Co., Ltd.	2011		277,500		441,139		—		92,500		510,410		—
7.00% collateralized bond obligation
Shinhan Card 2007-2 Asset Securitisation Specialty Co., Ltd.	2011		277,200		532,188		—		138,600		546,122		—
7.00% collateralized bond obligation
Shinhan Card 2008-1 Asset Securitisation Specialty Co., Ltd.	2012		320,658		540,361		—		160,008		550,005		—
4.76% collateralized bond obligation
SHC 2008 Asset Securitization Specialty Co.	2012		350,000		754,543		—		350,000		778,271		—
8.97% collateralized bond obligation
Good Invest 2nd Co., Ltd.	2010		61,049		—		59,876		—		—		—
3.62%~9.00% ABCP and collateralized bond obligation
Shinhan Mortgage 2nd Securitization Specialty Co., Ltd.	2040		467,040		561,185		—		332,352		467,712		—
6.00% collateralized bond obligation
KAMCO Value Recreation 6th Securitization Specialty Co., Ltd.	2012		2,181		5,768		—		2,181		4,524		—
5.14% collateralized bond obligation
KAMCO Value Recreation 11th Securitization Specialty Co., Ltd.	2013		—		—		—		17,432		71,435		—
5.22% collateralized bond obligation													—
Shift First Co., Ltd	2011		300,000		300,000		—		250,000		300,000		—
3.03% Asset-Backed Commercial Papers
LH MY Home Securitization Specialty L.L.C.	2020		—		—		—		955,775		—		1,000,000
3.45%~5.04% collateralized bond obligation
Edulove-BTL Co., Ltd	2014		—		—		—		7,112		156,645		—
3.01%~9.80% ABCP and collateralized bond obligation
IB-PF Tree Co., Ltd	2013		—		—		—		102		92,993		—
7.50% collateralized bond obligation
SH Infra-Value Co., Ltd	2014		—		—		—		141,241		291,867		—
12.00% collateralized bond obligation
Hanshin 1st Securitization Specialty L.L.C.	2013		—		—		—		50,000		—		50,000
4.90%~6.17% collateralized bond obligation
Euljiro Kim’s Frist Co., Ltd	2011		—		—		—		70,049		70,000		—
4.39% Asset-Backed Commercial Papers
Securities sold under repurchase agreements	2029		3,353,558		—		4,340,666		3,660,326		—		4,493,611
0.06%~11.5%

		(Won)	7,944,390	(Won)	5,696,128	(Won)	6,352,071	(Won)	8,295,896	(Won)	7,108,843	(Won)	6,403,066

Note:

(1)	Represents the carrying amounts, exclusive of the related allowance for loan losses of (Won)19,207 million and (Won)100,670 million as of December 31, 2009 and 2010, respectively.

Long-Term Debt	12 Months Ended
Dec. 31, 2010
Long-Term Debt
15.	Long-Term Debt

The following table summarizes the details of long-term debt at December 31:

	Interest Rates (%)	Maturity	2009		2010
			(in millions of Won)
Senior
Won-denominated
Notes payable to the Small Business Corporation	2.00 ~ 3.76	2011 ~ 2019	(Won)	765,594	(Won)	847,781
Notes payable to the Industrial Bank of Korea	0.57 ~ 3.65	2011 ~ 2015		12,631		94,441
Notes payable to the Korea Energy Management Corporation	0.75 ~ 4.25	2011 ~ 2025		490,151		402,517
Notes payable to other Korean Government Funds	0.50 ~ 3.49	2011 ~ 2025		384,001		412,049
Fixed and floating rate debentures(1)(2)	3.71 ~ 8.11	2011 ~ 2038		31,190,093		30,740,548
Other notes payable(3)	0.20 ~ 10.00	2011 ~ 2023		2,123,433		1,528,410

Subtotal				34,965,903		34,025,746
Foreign currency-denominated
Floating rate debentures(1)	0.47 ~ 8.13	2011 ~ 2012		3,124,662		3,833,106
Other fixed and floating rate notes payable	0.67 ~ 6.45	2011 ~ 2015		1,777,590		2,418,716

Subtotal				4,902,252		6,251,822

Total senior debt				39,868,155		40,277,568
Subordinated
Won-denominated
Hybrid bonds(4)	5.70 ~ 7.30	2034 ~ 2038		1,512,572		1,700,300
Fixed and floating rate debentures(1)(5)	5.10 ~ 14.45	2011 ~ 2016		1,771,792		3,484,072
Other fixed rate notes payable	10.00 ~ 12.00	2012 ~ 2014		2,000		2,104

Subtotal				3,286,364		5,186,476
Foreign currency-denominated
Hybrid bonds(6)	5.66 ~ 6.82	2035 ~ 2036		758,940		740,285
Fixed and floating rate debentures(1)	5.13 ~ 5.75	2015 ~ 2016		758,940		341,670

Subtotal				1,517,880		1,081,955

Total subordinated debt				4,804,244		6,268,431
Redeemable preferred stock(7)
Series 5 Redeemable preferred stock	—	—		168,504		—
Series 8 Redeemable preferred stock	—	—		10,000		—

Total redeemable preferred stock				178,504		—

Long-term debt, gross				44,850,903		46,545,999
Less: Unamortized discounts				(55,922)		(50,200)

Long-term debt, net			(Won)	44,794,981	(Won)	46,495,799

Note:

(1)	Interest rates on floating rate debt were those rates in effect at December 31, 2009 and 2010, respectively.

(2)	Majority of these debentures relate to miscellaneous bank borrowings from individual lenders.

(3)

The Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instrument. The fair value of those instruments were (Won)1,067,457 million and (Won)1,949,390 million as of December 31, 2009 and 2010, respectively, and related valuation gains (losses) (net) amounting to (Won)(18,960) million and (Won)(80,749) million were recorded in net trading profits (losses).

(4)

Shinhan Bank has a call option that can be exercised five years after the issuance date, or earlier with the approval of the Financial Supervisory Service. The call options mature in 30 years from the issuance date, but may be extended by Shinhan Bank at any time.

(5)	Majority of these debentures relate to miscellaneous bank borrowings from corporate lenders and Korean governmental entities.

(6)	Shinhan Bank has a call option that can be exercised ten years after the issuance date. The call options mature in 30 years from the issuance date.

(7)	See Note 21 for the terms of the redeemable preferred stock.

Long-term debt is denominated predominately in Korean Won, US dollars, or Japanese Yen with both fixed and floating interest rates. Floating rates are generally determined periodically by formulas based on certain money market rates tied to the six-month London Interbank Offered Rate (LIBOR) or the monthly Public Fund Prime Rate published by the Korean government, and are reset on a monthly, quarterly or semi-annual basis. The weighted-average interest rate for long-term debt was 4.88% and 4.60% at December 31, 2009 and 2010, respectively. Certain long-term debt agreements contain cross-default provisions and accelerating clauses for early termination in the event of default.

The following table sets forth the aggregate amount of long-term debt by contractual maturities at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	12,370,822
2012		10,412,343
2013		7,885,074
2014		4,280,227
2015		4,466,179
Thereafter		7,131,354

Long-term debt, gross		46,545,999
Less: Unamortized discount		(50,200)

Long-term debt, net	(Won)	46,495,799

Future Policy Benefits	12 Months Ended
Dec. 31, 2010
Future Policy Benefits
16.	Future Policy Benefits

The following table summarizes future policy benefits at December 31:

	2009		2010
	(in millions of Won)
Life insurance	(Won)	4,523,282	(Won)	5,486,303
Annuity contracts		1,605,018		1,875,039
Other contracts		1,770,803		2,498,456
Unpaid claims and claim adjustment expenses		411,135		487,549

	(Won)	8,310,238	(Won)	10,347,347

Life insurance liabilities include reserves for death and endowment policy benefits, and certain health benefits. Annuity contract liabilities include reserves for individual life contingent immediate annuities. Other contract liabilities include unearned revenue and certain other reserves for group and individual life and health products.

Future policy benefits are calculated using net level premium method based upon mortality, morbidity, persistency, and interest rate assumptions including provision for adverse deviation. Assumptions as to mortality, morbidity and persistency are based on the Group’s experience, or in certain instances, industry experience, when the basis of the reserve is established. For post-purchase, the best-estimated net investment rate used as the interest rate assumptions has been set equal to 4.9%, which is based on Shinhan Life Insurance’s 2011 planned asset allocation and investment return. For pre-purchase, the best-estimated net investment rate is 5.5% in lock-in method.

Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Liabilities
17.	Accrued Expenses and Other Liabilities

The following table summarizes accrued expenses and other liabilities at December 31:

	2009		2010
	(in millions of Won)
Accrued interest and dividend payables	(Won)	2,472,424	(Won)	2,500,962
Payables for foreign exchange spot contracts		1,492,407		1,053,438
Accrued severance benefits		174,525		164,885
Accrued expenses		630,050		939,110
Account payables		1,814,719		2,001,121
Advances from customers		144,492		179,840
Unearned income		159,802		140,998
Other withholdings (except withholding taxes)		89,565		165,415
Income tax payable		503,698		244,942
Withholding value-added tax and other taxes		91,055		118,920
Deferred tax liabilities		108,748		89,979
Security deposits received		600,894		738,193
Due to agencies		1,264,559		1,572,503
Allowance for losses on off-balance credit instruments		789,810		519,758
Utility bill payments received on behalf of government		398,445		434,044
Separate account liabilities		1,090,887		1,351,595
Other allowances(1)		364,412		503,810
Other		361,755		425,914

	(Won)	12,552,247	(Won)	13,145,427

Note:

(1)	Other allowances include assets retirement obligation, legal provision and allowance for reward on credit card use.

Commissions and Fees	12 Months Ended
Dec. 31, 2010
Commissions and Fees
18.	Commissions and Fees

The following table sets forth the details of commissions and fees from non-trust management activities for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Brokerage fees and commissions	(Won)	626,033	(Won)	568,897	(Won)	536,843
Other fees and commissions:
Credit card fees		1,315,117		1,414,843		1,343,577
Commissions received on remittance		69,204		66,735		68,591
Commissions received on import and export letters of credit		70,043		66,582		75,849
Financial guarantee fees		40,356		49,691		51,272
Commissions received in foreign exchange activities		69,132		68,404		75,276
Commission received as agency		44,866		68,264		62,868
Commission received as electronic charge receipt		73,182		76,236		85,493
Other fees		287,282		320,762		341,435

Total other fees and commissions		1,969,182		2,131,517		2,104,361

	(Won)	2,595,215	(Won)	2,700,414	(Won)	2,641,204

Other Non-Interest Income and Other Non-Interest Expense	12 Months Ended
Dec. 31, 2010
Other Non-Interest Income and Other Non-Interest Expense
19.	Other Non-Interest Income and Other Non-Interest Expense

The following table sets forth the details of other non-interest income for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Gain on sale of premises and equipment	(Won)	6,524	(Won)	31,404	(Won)	1,708
Gain on sales of loans		12,333		63,729		18,152
Income from operating leases		48,750		22,329		16,757
Rental income		19,049		3,232		16,261
Extinguished escheatment of deposits		20,224		8,817		74
Reversal of expense of suspense payments related to credit and accident		—		53,856		10,875
Gain on redemption of debentures		—		15,967		—
Gain on hedge activity		11,726		2,734		64,077
Other lease income		29,934		10,646		6,543
Income from partnering with foreign credit card companies		30,879		29,588		67,732
Income from brokering insurance		49,640		44,418		47,523
Income from collection of legal fees		17,017		15,809		16,433
Gain on deconsolidation		—		31,933		—
Other		132,701		336,466		219,724

	(Won)	378,777	(Won)	670,928	(Won)	485,859

The following table sets forth the details of other non-interest expense for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Loss on sale of premises and equipment	(Won)	4,920	(Won)	17,264	(Won)	7,393
Loss on loans		11,530		38,318		57,118
Impairment loss on goodwill		128,394		59,517		—
Impairment loss on other investment		33,206		14,802		105,546
Loss on hedge activity		10,845		2,734		76,695
Expense of suspense payments related to credit and accident		15,593		—		—
Donations		178,258		130,331		126,005
Loss on disposal of other investment		5,810		3,620		2,683
Loss on equity method		10,462		13,403		10,732
Other		303,225		151,827		411,419

	(Won)	702,243	(Won)	431,816	(Won)	797,591

Common Stock	12 Months Ended
Dec. 31, 2010
Common Stock
20.	Common Stock

On September 16, 2003, the Group listed its shares on the New York Stock Exchange (NYSE) and transferred its global depository shares listed on the Luxembourg Stock Exchange to NYSE as American depository shares. As of December 31, 2010, the Group had 474,199,587 shares of common stock.

Redeemable Preferred Stock and Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2010
Redeemable Preferred Stock and Redeemable Convertible Preferred Stock
21.	Redeemable Preferred Stock and Redeemable Convertible Preferred Stock

In August 2003, in connection with the acquisition of Chohung Bank, the Group issued 46,583,961 shares of redeemable preferred stock (RPS), par value of (Won)5,000 per share, with an aggregate estimated fair value of (Won)710,258 million and 44,720,603 shares of redeemable convertible preferred stock (RCPS), par value of (Won)5,000 per share, with an aggregate estimated fair value of (Won)714,780 million to KDIC, as well as 6,000,000 shares of RPS, par value of (Won)5,000 per share, with an aggregate estimated fair value of (Won)900,000 million to Strider ABS Specialty Co., Ltd. (Strider), a SPE established by the Group.

The RPS was issued in five series (Series 1 to 5) to KDIC and in three series (Series 6 to 8) to Strider on August 19, 2003, redeemable over seven years after the issue date. If there is any RPS outstanding on the last day of the redemption period (RPS Final Redemption Date), the Group will be obligated to redeem all outstanding RPS to the extent that distributable profits are available for such purchase. In the event that the Group does not have sufficient distributable profits to redeem all outstanding RPS on the RPS Final Redemption Date, the RPS will remain outstanding until sufficient distributable profits are available. The Group may, at its option, elect to redeem all or part of the outstanding RPS at any time during the redemption period. The holder of RPS will not have any voting rights, unless dividends on the RPS are not distributed in any given year, in which case each share of RPS will be given one voting right. The Group may redeem the RPS from KDIC and Strider at (Won)18,086 and (Won)150,000 per share, respectively.

The dividends on the RPS issued to KDIC and Strider are cumulative and non-participating on dividends on the common stock of the Group, and the stated dividend rates are as follows:

RPS issued to KDIC (Series 1 to 5)	4.04%
RPS issued to Strider:
Series 6	7.00%
Series 7	7.46%
Series 8	7.86%

The RPS was initially measured at fair value and discounts are amortized over the period from the date of issuance to the redemption date using the effective interest method. In 2010, 9,383,459 shares amounting to (Won)182,794 million were redeemed.

The Series 9 RCPS was issued to KDIC on August 19, 2003, redeemable at any time after the 3rd anniversary date of the issue date and from time to time until the 5th anniversary date of the issue date. In 2010, all the Series 9 RCPS were converted to common stock.

In connection with the acquisition of Shinhan Card(formerly LG card), the Group issued to the public 28,990,000 shares of RPS (Series 10), par value of (Won)5,000 per share, with an aggregate estimated fair value of (Won)2,899,000 million and 14,721,000 shares of RCPS (Series 11), par value of (Won)5,000 per share, with an aggregate estimated fair value of (Won)850,962 million.

The Series 10 RPS was issued to the public on January 25, 2007, redeemable from the 5th anniversary of the issue date to the 20th anniversary (Redemption Period). Redemption price is the aggregate of (1) the issue price, (2) the issue price × [number of days that have elapsed from the first day of the fiscal year during which redemption is made to the redemption date / 365] × applicable interest rate as stated below (a and b), and (3) any accrued but unpaid dividends. The Group can elect to redeem, at its discretion, and is not obligated to redeem, the RPS in whole or in part. If the Group does not exercise its redemption rights during the Redemption Period, such redemption right will subsequently terminate and the RPS will remain as preferred shares without redemption rights. The holder of RPS will not have any voting rights, unless dividends on the RPS are not distributed in any given year, in which case each share of RPS will be given one voting right. The Group may redeem the RPS at (Won)100,000 per share.

The dividends on the RPS issued to the public are cumulative and non-participating on dividends on the common stock of the Group, and the stated dividend rates are as follows:

(a) From the issue date until the 5th anniversary of the issue date: 7.00% per annum.

(b) From the 5th anniversary of the issue date: interest rate payable on five-year treasury bonds issued by the Korean government on the day immediately preceding the 5th anniversary of the issue date + Spreadø + 100 bp

ø Spread: 7% — the interest rate payable on five-year Treasury bonds issued by the Korean government on the day immediately preceding the issue date

Considering the RPS is redeemable at the option of the issuer, the Group, and is not mandatorily redeemable, the Series 10 RPS to the public is classified as equity on the Group’s consolidated balance sheet as of December 31, 2010.

The Series 11 RCPS was issued to the public on January 25, 2007, convertible from the 1stanniversary of the issue date to the 5th anniversary and redeemable from the 5th anniversary of the issue date to the 20th anniversary. The holder can elect to convert, at its discretion, the RCPS in whole or in part into newly issued common stock of the Group at a conversion ratio of 1:1 at any time during the conversion period. If the holder does not exercise its conversion rights during the conversion period, such conversion right will subsequently terminate and the RCPS will remain as redeemable preferred shares without conversion rights. Redemption price is decided by the aggregate of (1) the issue price, (2) the issue price × [number of days that have elapsed from the first day of the fiscal year during which redemption is made to the redemption date / 365] × applicable interest rate as stated below (a and b), and (3) any accrued but unpaid dividends. The Group can elect to redeem, at its discretion, and is not obligated to redeem, the RCPS in whole or in part. If the Group does not exercise its redemption rights during the redemption period, such redemption right will subsequently terminate and the RCPS will remain as preferred shares without redemption rights. The Group may redeem the RCPS from holder at (Won)57,806 per share.

The dividends on the RCPS issued to public are cumulative and non-participating on dividends on the common stock of the Group, and the stated dividend rates are as follows:

(a) From the issue date until the 5th anniversary of the issue date: 3.25% per annum.

(b) From the 5th anniversary of the issue date: interest rate payable on five-year treasury bonds issued by the Korean government on the day immediately preceding the 5th anniversary of the issue date + Spreadø + 100 bp

ø Spread: 7% — the interest rate payable on five-year Treasury bonds issued by the Korean government on the day immediately preceding the issue date

By the same reason as the Series 10 RPS, the Series 11 RCPS issued to the public is classified as equity on the Group’s consolidated balance sheet as of December 31, 2010.

Retained Earnings	12 Months Ended
Dec. 31, 2010
Retained Earnings
22.	Retained Earnings

The following table summarizes the details of retained earnings at December 31:

	2009		2010
	(in millions of Won)
Appropriated retained earnings for legal reserves under Korean GAAP	(Won)	1,021,878	(Won)	1,152,507
Unappropriated retained earnings under US GAAP		7,600,037		9,879,754

	(Won)	8,621,915	(Won)	11,032,261

The Financial Holding Company Act requires the Group to appropriate as a legal reserve under accounting principles generally accepted in Korea (Korean GAAP), an amount equal to a minimum of 10% of annual net income of Shinhan Financial Group until such reserve equals 100% of its paid-in capital. This reserve is not available for payment of cash dividends, but may be transferred to capital stock or used to reduce an accumulated deficit, if any, by an appropriate resolution of the Group’s board of directors.

Regulatory Requirements	12 Months Ended
Dec. 31, 2010
Regulatory Requirements
23.	Regulatory Requirements

The Group and its subsidiaries, including Shinhan Bank and Jeju Bank, are subject to various regulatory capital requirements administered by the Financial Services Commission (FSC), which are based on the Basel Committee on Banking Regulations and Supervisory Practices. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Group’s consolidated financial statements.

From January 1, 2007, a bank holding company, which is a financial holding company controlling banks or other financial institutions conducting banking business as prescribed in the Financial Holding Company Act, is required to maintain a minimum consolidated equity capital ratio of 8%. “Consolidated equity capital ratio” is defined as the ratio of equity capital as a percentage of risk-weighted assets on a consolidated basis, determined in accordance with the FSC requirements that have been formulated based on Bank of International Settlements standards. “Equity capital,” as applicable to bank holding companies, is defined as the sum of Tier I capital, Tier II capital and Tier III Capital less any deductible items, each as defined under the Regulation on the Supervision of Financial Holding Companies. “Risk-weighted assets” is defined as the sum of credit risk-weighted assets and market risk-weighted assets.

The FSC regulations also require that the computation be based on the Group’s consolidated financial statements under Korean GAAP and regulatory guidelines, which vary in certain significant respects from US GAAP.

The following table sets forth consolidated equity capital ratio of the Group mandated by the FSC at December 31:

	2009		2010
	(in millions of Won, except equity capital ratio)
Equity capital	(Won)	22,572,130	(Won)	23,711,578
Risk-weighted assets		179,083,070		185,694,642
Consolidated equity capital ratio		12.60%		12.77%

In conformity with the FSC regulations, Shinhan Bank and Jeju Bank apply the FSC’s risk-adjusted capital ratios to evaluate their capital adequacy. Korean banking organizations engaged in international banking are required to maintain a minimum 8% total risk-based capital ratio calculated by dividing total risk-adjusted capital by total risk-weighted assets, including a Tier 1 capital ratio of at least 4%. All Korean banking organizations subject to the FSC regulations on minimum total risk-based capital ratio are also subject to periodic inspection by the Financial Supervisory Service (FSS). In the event that Shinhan Bank or Jeju Bank does not maintain a consolidated capital ratio of 8%, it is subject to corrective actions to be imposed by the FSS, as recommended by the FSC, based on the actual financial position and capital ratio of the respective banking subsidiaries.

In conformity with the FSC regulations, Shinhan Card also applies the FSC’s risk-adjusted capital ratios to evaluate their capital adequacy. Credit card organizations are required to maintain a minimum 8% total risk-based capital ratio calculated by dividing total risk-adjusted capital by total risk-weighted assets.

As required by the FSC regulations, the following table sets forth the details of capital adequacy ratios of Shinhan Bank and Shinhan Card, subsidiaries considered material to the consolidated financial statements of the Group, under Korean GAAP and regulatory guidelines which vary in certain significant respects from US GAAP at December 31:

•	Shinhan Bank

	2009		2010
	(in millions of Won, except capital ratio)
Tier 1 capital	(Won)	14,058,510	(Won)	15,488,027
Tier 2 capital		4,264,192		3,189,267

Total risk-adjusted capital	(Won)	18,322,702	(Won)	18,677,294

Total risk-weighted assets	(Won)	121,132,041	(Won)	117,262,749

Total risk-based capital ratio (%)		15.13%		15.93%
Tier 1 capital ratio (%)		11.61%		13.21%
Tier 2 capital ratio (%)		3.52%		2.72%

•	Shinhan Card

	2009		2010
	(in millions of Won, except capital ratio)
Total risk-adjusted capital	(Won)	5,043,293	(Won)	5,603,575
Total risk-weighted assets		18,867,283		22,427,155
Total risk-based capital ratio (%)		26.73%		24.99%

The Group’s other subsidiaries, including Jeju Bank, Shinhan Life Insurance, Shinhan Capital and Shinhan Investment Corp. are also subject to the capital ratio pursuant to other regulatory capital requirements of the FSC. At December 31, 2009 and 2010, the Group’s other subsidiaries met the regulatory capital requirements of the FSC.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
24.	Income Taxes

The following table sets forth allocation of national and local income taxes between current and deferred portions for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Current tax expense
National	(Won)	888,389	(Won)	544,529	(Won)	396,876
Local		88,839		54,453		39,688

Total current tax expense		977,228		598,982		436,564

Deferred tax expense
National		(256,634)		(159,051)		127,511
Local		(25,663)		(15,905)		12,751

Total deferred tax expense (benefit)		(282,297)		(174,956)		140,262

Total tax expense	(Won)	694,931	(Won)	424,026	(Won)	576,826

The preceding table does not reflect the tax effects of other comprehensive income within equity.

The following table sets forth a reconciliation of income tax expense at the Korean statutory income tax rate to actual income tax expense for the years ended December 31:

	2008		2009		2010
	(in millions of Won, except tax rates)
Statutory tax rate		27.5%		24.2%		24.2%
Income before income tax expense	(Won)	2,187,331	(Won)	1,567,551	(Won)	3,398,714
Income tax calculated at the statutory tax rate		601,516		379,347		822,489
Income not assessable for tax purposes		(104,862)		(62,090)		(309,826)
Expenses not deductible for tax purposes		96,434		69,835		90,658
Foreign tax rate differentials		(5,573)		(1,544)		5,644
Adjustment of deferred tax liability on investment in subsidiaries and associates		12,195		540		(45,414)
Change in statutory tax rate(1)		100,756		582		22,815
Change in valuation allowance		(5,683)		37,035		(22,837)
Other		148		321		13,297

Income tax expense	(Won)	694,931	(Won)	424,026	(Won)	576,826

Note:

(1)

Pursuant to amendments to the Corporation Income Tax Law that was enacted in December 2008, the statutory tax rates changed from 27.5% to 24.2% in 2009 and 22% in 2010 and thereafter; however, pursuant to the amendment to the Corporation Income Tax Law enacted in December 2009, the statutory tax rates changed from 22% to 24.2% in 2010 and 2011, and 22.0% will be applied from 2012 and thereafter. The amounts of change in statutory tax rate in 2010 represent the difference between the statutory tax rate in 2010 and the statutory tax rate applicable to temporary difference to be realized in the future.

The components of net deferred income tax assets and liabilities included in other assets and accrued expenses and other liabilities, respectively, at December 31, are as follows:

	2009		2010
	(in millions of Won)
Deferred income tax assets
Allowance for loan losses	(Won)	241,942	(Won)	151,010
Other allowances		286,127		222,730
Valuation of trading assets		22,983		40,029
Premises and equipment		216,201		241,228
Available-for-sale securities		757,625		636,846
Other assets		274,047		220,894
Future policy benefits		150,495		269,280
Long-term debt		4,534		10,780
Other temporary differences		18,870		25,045
Net operating loss carryforwards		100,005		78,382

		2,072,829		1,896,224
Less: Valuation allowance		(104,914)		(82,077)

Deferred income tax assets		1,967,915		1,814,147

Deferred income tax liabilities
Valuation of trading assets		—		(5,565)
Foreign exchange contracts and derivative instruments		(11,647)		(77,914)
Allowance for loan losses		(388,523)		(371,872)
Accrued interest and dividend receivable		(13,046)		(74,509)
Other assets		(868,990)		(839,648)
Long-term debt		(28,463)		(38,706)
Other temporary differences		(76,334)		(18,364)

Deferred income tax liabilities		(1,387,003)		(1,426,578)

Net deferred income tax assets	(Won)	580,912	(Won)	387,569

Deferred income taxes at December 31, 2009 and 2010 are reflected in the consolidated balance sheets under the following captions:

	2009		2010
	(in millions of Won)
Other assets	(Won)	689,660	(Won)	477,548
Accrued expenses and other liabilities		(108,748)		(89,979)

Net deferred income tax assets	(Won)	580,912	(Won)	387,569

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Group will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2010. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The valuation allowance was (Won)73,626 million and (Won)67,879 million as of January 1, 2008 and 2009, respectively. During the years ended December 31, 2008, 2009 and 2010, the valuation allowance increased (decreased) by (Won)(5,747) million, (Won)37,035 million and (Won)(22,837) million, respectively.

As of December 31, 2010, the Group had net operating loss carryforwards totaling (Won)336,631 million.

The following table sets forth these net operating losses expiring in periods ranging from December 31, 2011 to 2013 and thereafter:

Years ending	(in millions of Won)
2011	(Won)	55,913
2012		164,913
2013 thereafter		115,805

	(Won)	336,631

As the Group decided to adopt Consolidated Tax Return System starting 2010, the tax expense or benefit was calculated including its wholly-owned subsidiaries. Net operating loss carryforward calculated before applying the consolidated tax return system can be deducted only from the relevant taxable income of individual entity.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2008		2009		2010
	(in millions of Won)
Beginning balance	(Won)	217,636	(Won)	153,754	(Won)	52,911
Increases for tax positions of current year		12,740		681		749
Increases for tax positions of prior years		—		719		—
Decreases for tax positions of prior years		(38,353)		(17,659)		(11,206)
Amounts of decreases in the unrecognized tax benefits relating to settlements		(38,269)		(3,817)		—
Amounts of decreases in the unrecognized tax benefits relating to a lapse of the statute of limitations		—		(80,767)		(30,479)

Ending balance		(Won)153,754		(Won)52,911		(Won)11,975

As of December 31, 2008, 2009 and 2010, the unrecognized tax benefits included above which would, if recognized, affect the effective tax rate are (Won)53,071 million, (Won)26,447 million and (Won)11,342 million, respectively.

Interest expense and penalties, net of interest income, related to unrecognized tax positions recorded in income tax expense was (Won)16,778 million, (Won)(43,559) million and (Won)(18,837) million for the years ended December 31, 2008, 2009 and 2010, respectively. Accrued income tax-related interest and penalties, net of interest income, were (Won)6,564 million and (Won)4,413 million at December 31, 2009 and (Won)(5,688) million and (Won)(2,172) million at December 31, 2010, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share
25.	Earnings Per Share

The following is a reconciliation of the income and share data used in the basic and diluted earnings per share computation for the years ended December 31:

The following table sets forth the details of the calculation of earnings per share (EPS) for the years ended December 31:

	2008		2009		2010
	(in millions of Won, except per share data)
Basic EPS
Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522
Accretion and dividends on redeemable preferred stock and redeemable convertible preferred stock		(230,586)		(230,586)		(230,586)

Net income attributable to common stock shareholders	(Won)	1,250,113	(Won)	903,266	(Won)	2,613,936
Weighted-average number of common stocks outstanding (in thousands)		417,673		461,500		474,200
Net income per share

Basic net earnings per share	(Won)	2,993	(Won)	1,957	(Won)	5,512

Diluted EPS
Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522
Dividends on redeemable preferred stock		(202,930)		(202,930)		(202,930)

Net income attributable to common stock shareholders	(Won)	1,277,769	(Won)	930,922	(Won)	2,641,592
Weighted-average number of common stocks outstanding (in thousands)		417,673		461,500		474,200
Diluted effect of redeemable convertible preferred stock (in thousands)		14,721		14,721		14,721

Weighted-average number of common stock outstanding, assuming dilution (in thousands)		432,394		476,221		488,921
Net income per share

Diluted net earnings per share	(Won)	2,955	(Won)	1,955	(Won)	5,403

Employee Severance Plans	12 Months Ended
Dec. 31, 2010
Employee Severance Plans
26.	Employee Severance Plans

Employees with one or more years of service are entitled to receive a lump-sum payment upon termination of their employment with the Group or receive benefits after legal retirement age in installments, based on their length of service and rates of pay at the time of termination. Under the Korean National Pension Fund Law, the Group was required to pay a certain percentage of employee severance benefits to the National Pension Fund prior to April 1999. Additionally, The Group contributes a certain percentage of employee severance benefits to a severance insurance deposit account (“Severance Plan Assets”) maintained for the benefit of employees at insurance companies, banks and securities. Severance Plan Assets consist of time deposits and other guaranteed principal and guaranteed interest investments. The Group deducts contributions made to the National Pension Fund and the Severance Plan Assets from its accrued employee severance plan obligations. The compensation cost of employees’ severance benefit is recognized based on the vested benefits to which the employees are entitled if they immediately leave the Group.

Under limited circumstances, employees can withdraw their accumulated unpaid severance amounts before their termination of employment (interim severance payment). Such withdrawals were included in the amount of plan payments for the years ended December 31, 2009 and 2010. Total interim severance payments made by the Group in 2009 and 2010 were (Won)148,228 million and (Won)1,061 million, respectively. The Group paid severance benefits, excluding interim severance payments, of (Won)135,270 million and (Won)252,284 million and (Won)44,703 million for the years ended December 31, 2008, 2009 and 2010, respectively.

The following table sets forth the movements of accrued employee severance plan obligations included in accrued expenses and other liabilities at December 31:

	2009		2010
	(in millions of Won)
Balance at beginning of year	(Won)	528,590	(Won)	404,422
Accruals		276,438		153,297
Decrease from sale of subsidiaries		(94)		—
Payments		(400,512)		(45,724)

		404,422		511,995
Less: Contributions to National Pension Fund and severance plan assets		(229,897)		(347,110)

Balance at end of year	(Won)	174,525	(Won)	164,885

The Group expects to pay the following future benefits to its employees upon their normal retirement age:

Years ending	(in millions of Won)
2011	(Won)	435
2012		3,529
2013		3,864
2014		7,976
2015		10,434
2016 ~ 2020		144,037

	(Won)	170,275

The above amounts were determined based on the employees’ current salary rates and the number of service years that will be accumulated upon their retirement date.

Employee Share-based Compensation and Other Benefits	12 Months Ended
Dec. 31, 2010
Employee Share-based Compensation and Other Benefits
27.	Employee Share-based Compensation and Other Benefits

Employee stock-based compensation plan

The Group has various share-based compensation plans to reward its employees and key executives of the Group. All the Group’s compensation plans are classified as liabilities using the fair-value-based method under ASC 718 (formerly SFAS 123R).

Share-based compensation expense was (Won)(114,058) million, (Won)52,077 million and (Won)31,230 million in 2008, 2009 and 2010, respectively. The per share weighted fair value of the stock options granted to key employees, executives and directors of the Group was (Won)12,275 for 2008 and nil for 2009 and 2010. These fair value amounts were calculated using the Partial Differential Equation (PDE) Solution model.

The following table illustrates the significant assumptions used to estimate the fair value of share options at the grant date (the group did not grant any stock options during 2009 and 2010):

Shinhan Financial Group
2008
Risk-free interest rate	5.16%
Expected lives(1)	5.00 years
Expected volatility(2)	30.60%
Expected dividend rate	2.62%

Note:

(1)	Expected lives are calculated based on a simplified method since the Group does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.

(2)	Expected volatility is based on implied volatility derived from historical volatility of the Group’s stock price.

Shinhan Financial Group Plan

Shinhan Financial Group has authorized 77,686,588 shares of options to be granted to purchase its common stock. Shinhan Financial Group granted to its key employees, managements and directors of the Group 1,004,200 options, 1,156,300 options, 1,301,600 options, 2,695,200 options, 3,296,200 options, 1,301,050 options and 808,700 options at an exercise price of (Won)18,910, (Won)11,800, (Won)21,595, (Won)28,006, (Won)38,829, (Won)54,560 and (Won)49,053 per share with vesting period of two years from the grant date in 2002, 2003, 2004, 2005, 2006, 2007 and 2008, respectively. Upon vesting, the 1st, 2nd and 3rd options may be exercised within three to four years while the 4th, 5th, 6th and 7th options may be exercised within four years after one year from vesting. Options granted to management and directors are performance-based and market-based linked to average market price of the Group’s three main domestic competitors’ shares. With regard to options granted on May 22, 2002, May 15, 2003, March 25, 2004, March 30, 2005, March 21, 2006 and March 20, 2007, Shinhan Financial Group decided to pay the difference between the exercise price and average market price in cash at the date of exercise. With regard to options granted on March 19, 2008, the Group may issue shares (new shares of common stock or treasury shares) upon settlement or pay in cash the difference between the exercise and average market price at the date of exercise.

In 2010, the Group introduced the performance share plan as part of the stock-based compensation plan. The Group granted 935,900 shares which are performance-based and market-based linked to average market price of the Group’s three main domestic competitors’ shares. The performance shares granted (a) are subject to service or performance based requirements, (b) have an exercise price of (Won)0 and (c) the quantity is indexed to the banking industry index. The performance shares were vested over one to four years from the date of grant and will be exercised immediately on vesting date. The fair value of cash payment is estimated using the closing share price at the end of reporting period.

Shinhan Bank and Shinhan Investment Corp. (formerly Good Morning Shinhan Securities) Plan

Shinhan Bank and Shinhan Investment Corp. (formerly Good Morning Shinhan Securities) granted share options to certain executives with a vesting period of two years from the grant date in 1999, 2000, 2001, 2002, 2003, and 2004. During 2004 and 2005, both companies decided to settle all outstanding stock options for cash based on price calculated in reference to the market price of the common stock of Shinhan Financial Group, multiplied by an exchange ratio.

A summary of the status of the Group’s unvested options as of December 31, 2008, 2009 and 2010 and changes during the years ended December 31, 2008, 2009 and 2010 is presented below:

	Shinhan Financial Group
	Number of Options	Weighted- Average Grant Date Fair Value per Option
		(in Won)
Unvested at January 1, 2008	3,955,998	(Won)	8,884
Granted	808,700		12,275
Vested	(2,765,738)		5,797
Forfeited	(138,202)		11,469

Unvested at December 31, 2008	1,860,758	(Won)	14,754

Unvested at January 1, 2009	1,860,758	(Won)	14,754
Granted	—		—
Vested	(1,110,427)		16,259
Forfeited	(76,093)		14,760

Unvested at December 31, 2009	674,238	(Won)	12,275

Unvested at January 1, 2010	674,238	(Won)	12,275
Granted	—		—
Vested	(661,804)		12,275
Forfeited	(12,434)		12,275

Unvested at December 31, 2010	—	(Won)	—

Total fair value of shares vested during 2008, 2009 and 2010 were (Won)12,168 million, (Won)9,204 million and (Won)9,549 million, respectively.

The following table presents the share option activities during the period indicated:

	Shinhan Financial Group					Shinhan Bank
	Number of Options	Weighted- Average Exercise Price per Option		Aggregate Intrinsic Value		Number of Options	Weighted- Average Exercise Price per Option		Aggregate Intrinsic Value
		(in Won)		(in millions of Won)			(in Won)		(in millions of Won)
Outstanding at January 1, 2008	7,760,174	(Won)	34,065			157,523	(Won)	5,150
Granted	808,700		49,053			—		—
Exercised	(1,379,042)		20,964			(135,173)		5,175
Forfeited	(138,202)		47,729			—		—

Outstanding at December 31, 2008	7,051,630	(Won)	38,078	(Won)	12,457	22,350	(Won)	5,000	(Won)	—

Granted	—		—			—		—
Exercised	(777,175)		23,942			—		—
Forfeited	(76,093)		52,489			(22,350)		(5,000)

Outstanding at December 31, 2009	6,198,362	(Won)	39,673	(Won)	47,594	—	(Won)	—	(Won)	—

Granted	—		—			—		—
Exercised	(304,310)		32,252			—		—
Forfeited	(40,392)		52,865			—		—

Outstanding at December 31, 2010	5,853,660	(Won)	39,968	(Won)	62,435	—	(Won)	—	(Won)	—

Exercisable at December 31, 2010	5,191,856	(Won)	38,810	(Won)	62,435	—	(Won)	—	(Won)	—

	Shinhan Investment Corp. (formerly Good Morning Shinhan Securities)
	Number of Options	Weighted-Average Exercise Price per Option		Aggregate Intrinsic Value
		(in Won)		(in million Won)
Outstanding at January 1, 2008	5,695,769	(Won)	6,956
Granted	—		—
Exercised	(342,857)		5,273
Forfeited	—		—

Outstanding at December 31, 2008	5,352,912	(Won)	7,064	(Won)	—
Granted	—		—
Exercised	(90,000)		6,040
Forfeited	(4,812,912)		7,148

Outstanding at December 31, 2009	450,000	(Won)	6,370	(Won)	327
Granted	—		—
Exercised	—		—
Forfeited	—		—

Outstanding at December 31, 2010	450,000	(Won)	6,370	(Won)	403

Exercisable at December 31, 2010	450,000	(Won)	6,370	(Won)	403

The total intrinsic value of options exercised during the years ended December 31, 2008, 2009, and 2010 was (Won)36,747 million, (Won)9,132 million, and (Won)4,137 million, respectively, and the amounts have been paid in cash during the year.

Share options outstanding at December 31, 2010 are as follows:

	Shinhan Financial Group
	Options outstanding				Options exercisable
Exercise price	Number Outstanding	Weighted- Average Remaining Contractual Life(1)	Weighted- Average Exercise Price		Number Exercisable	Weighted- Average Exercise Price		Weighted- Remaining Contractual Life(1)
			(in Won)			(in Won)
(Won)28,006	1,582,484	1.24	(Won)	28,006	1,582,484	(Won)	28,006	1.24
38,829	2,526,903	2.22		38,829	2,526,903		38,829	2.22
54,560	1,082,469	3.22		54,560	1,082,469		54,560	3.22
49,053	661,804	4.21		49,053	—		—	—

	5,853,660	2.37	(Won)	39,968	5,191,856	(Won)	38,810	2.13

	Shinhan Investment Corp. (formerly Good Morning Shinhan Securities)
	Options outstanding				Options exercisable
Exercise price	Number Outstanding	Weighted- Average Remaining Contractual Life(1)	Weighted- Average Exercise Price		Number Exercisable	Weighted- Average Exercise Price		Weighted- Remaining Contractual Life(1)
			(in Won)			(in Won)
(Won)6,370	450,000	1.40	(Won)	6,370	450,000	(Won)	6,370	1.40

	450,000	1.40	(Won)	6,370	450,000	(Won)	6,370	1.40

Note:

(1)	Contractual life indicates the sum of service (vesting) period and exercisable period.

The following table presents the Group’s performance shares during the period indicated:

Shinhan Financial Group
Number of PSs
Outstanding at December 31, 2009	—
Granted	935,900
Unvested	(732,856)

Outstanding at December 31, 2010	203,044

Performance shares granted at December 31, 2010 are as follows:

	Shinhan Financial Group
Grant Date	Number of PSs	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
			(in Won)
2010-04-01	812,400	3.25	—
2010-06-01	18,800	3.42	—
2010-06-28	6,200	3.49	—
2010-07-21	3,800	3.55	—
2010-08-25	9,100	3.65	—
2010-08-30	12,400	3.66	—
2010-11-04	3,800	3.84	—
2010-12-30	48,900	4.00	—
2010-12-31	20,500	4.00	—

	935,900	3.32	—

Employee Stock Ownership Association

In 2002, Shinhan Financial Group established an employee stock ownership association (the ESOA) covering most of their employees. The Group makes cash contributions to the ESOA on a periodic basis based on the Group’s actual performance relative to pre-specified net income. The Group’s cash contributions are used to purchase shares of the common stock of the Group on the Korea Exchange. All shares acquired by the ESOA are unallocated, and are restricted for a period of four years pursuant to the plan agreements and regulations governing the ESOA. In addition, under the Securities and Exchange Act of Korea, employees participating in the ESOA have a right of first refusal, subject to certain exceptions, to subscribe for up to 20% of the shares publicly offered by the Group pursuant to the Securities and Exchange Act of Korea. Furthermore, this right is exercisable only to the extent that the total number of shares so acquired and held by such employees does not exceed 20% of the Group’s total number of shares then outstanding. For the years ended December 31, 2008, 2009 and 2010, the Group recorded in aggregate (Won)34,112 million, (Won)35,060 million and (Won)62,249 million in expenses related to the ESOA contributions, respectively.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements
28.	Fair Value Measurements

Effective January 1, 2008, the Group adopted ASC 820-10 (formerly SFAS 157). This guidance defines fair value, expands disclosure requirements about fair value and specifies a three-level fair value hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The Group determines the fair value of its financial instruments that are recognized or disclosed at fair value in the financial statements in accordance with ASC 820-10.

ASC 820-10 requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is an exit price, defined as a price received in exchange of assets disposed or paid in transferring liabilities between market participants, at the measurement date. As such, the Group’s own assumptions reflect those market participants used in pricing the asset or liability at the measurement date. The following in the description of fair value hierarchy based on pricing inputs.

•

Level 1 — Quoted prices for identical instruments in active markets. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value measurements. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as management judgements or estimates that are significant to valuation.

The Group establishes and documents its policy and process for determining fair values. Fair value is based upon quoted market prices, where available. If quoted prices are not available, fair value is based upon internally developed models that primarily use, as inputs, market-based or independently sourced market parameters, including but not limited to yield curves, interest rates, volatilities, equity or debt prices, foreign exchange rates and credit curves as well as other relevant factors.

The price transparency of financial instruments is a key determinant of the degree of judgment involved in measuring fair value of the Group’s financial instruments. Financial instruments for which actively quoted prices or pricing parameters are available will generally have a higher degree of price transparency than those that are thinly traded or not quoted. In accordance with ASC 820-10, the criteria used to determine whether the market for a financial instrument is active or inactive is based on the particular asset or liability.

As a result of the adoption of ASC 820-10, the Group has made some amendments to the techniques used in measuring the fair value of derivatives and other positions. These amendments change the way that the probability of default of a counterparty is factored into the valuation of derivative positions and include the impact of the Group’s own credit risk on derivatives and other liabilities measured at fair value.

•

Credit valuation adjustments (“CVA”) are necessary when the market price (or parameter) is not indicative of the changes in credit quality of the counterparty. As few classes of derivative contracts are listed on an exchange, the majority of derivative positions are valued using internally developed models and the Group makes an adjustment necessary to reflect the credit quality of each derivative counterparty to arrive at fair value. The adjustment also takes into account contractual factors designed to reduce the Group’s credit exposure to each counterparty, such as collateral and legal rights of offset.

•

Debit valuation adjustments (“DVA”) are necessary to reflect the credit quality of the Group in the valuation of liabilities measured at fair value. This adjustment is incorporated into the Group’s valuations in accordance with ASC 820-10. The methodology to determine the adjustment is consistent with CVA and incorporates the Group’s credit spread as observed through the credit default swap market.

The followings are descriptions of valuation methodologies used by the Group to measure various financial instruments at fair value.

Trading and available-for-sale securities and securities sold short, not yet purchased:    The fair values of the securities included in trading assets and available-for-sale securities included in securities and securities in short position included in short-term borrowings are recognized in the consolidated balance sheets based on quoted market prices, where available. For the securities traded in the over-the-counter market, the Group generally determines fair value utilizing internal valuation techniques or based on prices obtained from independent pricing services or brokers. Trading securities and derivatives recorded by using valuation methods and prices obtained from pricing services or brokers are generally classified as Level 2 except in the cases where such quoted prices include unobservable inputs to the models, then such financial instruments are classified as Level 3. The Group validates prices received from pricing services or brokers using a variety of methods, including, but not limited to, comparison to secondary pricing services, corroboration of pricing by reference to other independent market data such as secondary broker quotes and relevant benchmark indices, and review of pricing by the Group’s personnel familiar with market liquidity and other market-related conditions. The Group has internal price verification procedures and reviews fair value methodology documentation provided by independent pricing services.

Derivatives assets and liabilities:    The majority of derivatives entered into by the Group are traded in over-the-counter markets and no quoted market prices are available approximating their fair values. The valuation of those derivatives are determined using internal models that require the use of multiple market inputs such as interest rate, prices and indices to generate continuous yield or pricing curves and volatility factors. The over-the-counter derivatives are placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model.

Collateral dependent loans:    For collateral dependent loans, impairment is measured based on the fair value of the collateral underlying the subject loan. When the carrying amount of the subject impaired loan is higher than the fair value of the collateral, the carrying amount is written down to the fair value of the collateral in accordance with the fair value requirements of ASC 820-10. The fair value of the collateral is determined as the present value of the estimated realizable value of the collateral at the expected time of the sale of such collateral. Once the valuation report of the court-appointed appraiser becomes publicly available as part of a foreclosure proceeding, we use the appraisal value for the collateral indicated in such report as the estimated realizable value of the collateral. However, until such publication, we use the valuation amount for the collateral as determined by outside independent appraisers at the time that the subject loan was initially approved, with adjustments made for the change in value from the effect of time passage and current market circumstances that may impact the value of the collateral.

Since there is no secondary market where collateral dependent loans are actively traded, they are measured for impairment based on the fair value of the underlying collateral. While outside appraisers (whether court-appointed or in connection with the initial approval of the subject loan) consider observable inputs such as the sale prices of assets similar to such collateral, additional adjustments based on unobservable inputs are warranted in the valuation of collateral subject to a court-supervised foreclosure proceeding since the auction from such proceeding tends to result in a sale price less than that obtainable from a sale transaction conducted in the ordinary course of business. This use of unobservable inputs makes it necessary to classify collateral dependent loans as Level 3.

Assets and liabilities measured at fair value on a recurring basis

As of December 31, 2009 and 2010, instruments measured at fair value on a recurring basis comprised 15.47% and 15.93% of the Group’s total assets and 2.42% and 2.53% of the Group’s total liabilities, respectively. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2009 and 2010.

	2009
	Level 1		Level 2		Level 3		Total
	(in millions of Won)
Assets measured at fair value
Trading assets
Trading securities
Debt securities
Korean treasury and governmental agencies	(Won)	901,481	(Won)	622,214	(Won)	—	(Won)	1,523,695
Corporations		—		920,794		255,768		1,176,562
Financial institutions		662,121		1,441,973		—		2,104,094
Mortgage-backed securities and asset-backed securities		—		872,987		—		872,987
Equity securities		534,190		212,772		—		746,962
Derivative instruments		5,492		4,359,732		251,306		4,616,530
Other trading assets — commodity indexed deposits		—		256,246		—		256,246

	(Won)	2,103,284	(Won)	8,686,718	(Won)	507,074	(Won)	11,297,076

Available-for-sale securities
Korean treasury and governmental agencies	(Won)	4,081,086	(Won)	4,640,913	(Won)	—	(Won)	8,721,999
Corporations		—		2,307,792		—		2,307,792
Financial institutions		3,531,061		7,633,203		—		11,164,264
Mortgage-backed securities and asset-backed securities		—		2,186,982		97,202		2,284,184
Other		—		170,168		—		170,168

	(Won)	7,612,147	(Won)	16,939,058	(Won)	97,202	(Won)	24,648,407

Equity securities	(Won)	2,961,285	(Won)	2,203	(Won)	—	(Won)	2,963,488

Other assets
Hedging derivative instruments		—		1,817		—		1,817
Fund investments		—		523,116		—		523,116

	(Won)	—	(Won)	524,933	(Won)	—	(Won)	524,933

Total assets	(Won)	12,676,716	(Won)	26,152,912	(Won)	604,276	(Won)	39,433,904

Liabilities measured at fair value
Trading liabilities
Derivative instruments	(Won)	609	(Won)	4,145,634	(Won)	99,822	(Won)	4,246,065
Other trading liabilities — commodity indexed deposits		—		318,969		—		318,969
Short-term borrowings
Securities sold short, not yet purchased		27,966		—		—		27,966
Long-term debt
Equity linked securities sold		—		—		1,067,457		1,067,457
Other liabilities
Hedging derivatives instruments		—		167		—		167

Total liabilities	(Won)	28,575	(Won)	4,464,770	(Won)	1,167,279	(Won)	5,660,624

	2010
	Level 1		Level 2		Level 3		Total
	(in millions of Won)
Assets measured at fair value
Trading assets
Trading securities
Debt securities
Korean treasury and governmental agencies	(Won)	644,978	(Won)	2,580,357	(Won)	—	(Won)	3,225,335
Corporations		—		1,550,044		347,342		1,897,386
Financial institutions		1,709,816		3,176,717		—		4,886,533
Mortgage-backed securities and asset-backed securities		—		470,501		—		470,501
Equity securities		600,389		230,302		—		830,691
Derivative instruments
Foreign exchange		—		1,503,264		127,658		1,630,922
Interest rate		—		819,512		105,005		924,517
Equity		15,443		1,152,005		85,738		1,253,186
Credit		—		349		—		349
Other		—		3,297		2,228		5,525
Other trading assets — commodity indexed deposits		—		153,457		—		153,457

	(Won)	2,970,626	(Won)	11,639,805	(Won)	667,971	(Won)	15,278,402

Available-for-sale securities
Korean treasury and governmental agencies	(Won)	4,426,974	(Won)	6,074,531	(Won)	—	(Won)	10,501,505
Corporations		—		2,400,140		—		2,400,140
Financial institutions		3,085,426		6,446,997		—		9,532,423
Mortgage-backed securities and asset-backed securities		—		1,916,077		30,984		1,947,061
Other		—		149,591		—		149,591

	(Won)	7,512,400	(Won)	16,987,336	(Won)	30,984	(Won)	24,530,720

Equity securities	(Won)	2,865,590	(Won)	1,671	(Won)	—	(Won)	2,867,261
Other assets
Hedging derivative instruments
Foreign exchange		—		350		—		350
Interest rate		—		27,040		—		27,040
Fund investments		—		569,587		—		569,587

	(Won)	—	(Won)	596,977	(Won)	—	(Won)	596,977

Total assets	(Won)	13,348,616	(Won)	29,225,789	(Won)	698,955	(Won)	43,273,360

Liabilities measured at fair value
Trading liabilities
Derivative instruments
Foreign exchange	(Won)	—	(Won)	1,300,485	(Won)	22,113	(Won)	1,322,598
Interest rate		—		823,251		50,957		874,208
Equity		315		1,182,025		32,452		1,214,792
Credit		—		—		422		422
Other		—		3,216		1,903		5,119
Other trading liabilities — commodity indexed deposits		—		198,619		—		198,619
Short-term borrowings
Securities sold short, not yet purchased		624,358		—		—		624,358
Long-term debt
Equity linked securities sold		—		—		1,949,390		1,949,390
Other liabilities
Hedging derivatives instruments
Foreign exchange		—		19,281		—		19,281
Interest rate		—		4,747		29,539		34,286

Total liabilities	(Won)	624,673	(Won)	3,531,624	(Won)	2,086,776	(Won)	6,243,073

In 2010, the transfers between levels 1 and 2 were not significant.

Changes in Level 3 items measured at fair value on a recurring basis

In circumstances where observable market data are not available, significant unobservable inputs are utilized to determine fair value. In such cases, the assets and liabilities are classified as Level 3. As of December 31, 2009, assets and liabilities categorized as Level 3 represented 1.53% and 20.62% of the Group’s total assets and liabilities measured at fair value on a recurring basis, respectively. As of December 31, 2010, assets and liabilities categorized as Level 3 represented 1.62% and 33.43% of the Group’s total assets and liabilities measured at fair value on a recurring basis, respectively. Both observable and unobservable inputs may be used to determine the fair value of positions that the Group has classified within the Level 3 category. As a result, the realized and unrealized gains and losses for assets and liabilities within the Level 3 category presented in the tables below may include changes in fair value that were attributable to both observable and unobservable inputs.

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2009 and 2010:

	January 1, 2009		Total realized/ unrealized gains (losses) recorded in				Transfers in and/or out of Level 3(2)		Purchases, issuances and settlements		December 31, 2009		Unrealized losses still held(3)
			Trading revenues		Others(1)
	(in millions of Won)
Trading assets
Trading securities	(Won)	227,277	(Won)	54,842	(Won)	—	(Won)	—	(Won)	(26,351)	(Won)	255,768	(Won)	(5,117)
Derivatives instruments		420,660		(157,835)		—		252,720		(264,239)		251,306		(176,980)
Investments
Available-for-sale securities		100,364		—		(7,879)		—		4,717		97,202		(3,424)
Trading liabilities
Derivatives instruments		430,605		(554)		—		(132,169)		(199,168)		99,822		(34,031)
Long-term debt
Equity linked securities sold		610,971		217,301		—		—		673,787		1,067,457		(18,960)

	January 1, 2010		Total realized/ unrealized gains (losses) recorded in				Transfers in and/or out of Level 3(2)		Purchases, issuances and settlements		December 31, 2010		Unrealized gains (losses) still held(3)
			Trading revenues		Others(1)
	(in millions of Won)
Trading assets
Trading securities	(Won)	255,768	(Won)	36,411	(Won)	—	(Won)	—	(Won)	55,163	(Won)	347,342	(Won)	15,625
Derivatives instruments
Foreign exchange		146,237		93,099		—		7,942		(119,620)		127,658		(76,725)
Interest rate		31,884		669		—		73,999		(1,547)		105,005		72,426
Equity		73,185		79,362		—		—		(66,809)		85,738		69,251
Credit		—		—		—		—		—		—		—
Other		—		2,228		—		—		—		2,228		2,228
Investments
Available-for-sale securities		97,202		3,851		(2,346)		—		(67,723)		30,984		1,664
Trading liabilities
Derivatives instruments
Foreign exchange		2,673		(10,948)		—		5,819		2,673		22,113		(18,176)
Interest rate		8,679		(5,830)		—		36,214		234		50,957		(621)
Equity		65,747		100,235		—		1,323		65,617		32,452		(34,709)
Credit		22,723		45,024		—		—		22,723		422		(422)
Other		—		—		—		1,903		—		1,903		1,562
Long-term debt
Equity linked securities sold		1,067,457		(281,108)		—		—		1,163,041		2,511,606		(80,749)
Hedging derivatives instruments Interest rate		—		(28,919)		—		—		620		29,539		(28,919)

Note:

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.

(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the years ended December 31, 2009 and 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investment) attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2009 and 2010.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2009 are as follows:

A net decrease in available-for-sale securities of (Won)7,897 million was mainly driven by recognition of other-than-temporary impairment of CDOs which are included in earnings.

The changes in the Level 3 derivative assets and liabilities of (Won)(169,354) million and (Won)(330,783) million were mainly due to:

(i) The Group transferred (Won)357,219 million of derivatives assets from the Level 2 into the Level 3 category in the fair-value hierarchy during the year ended December 31, 2010. The valuation of these derivatives is affected by the credit valuation and debt valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was significant enough to render the fair-value hierarchy of the respective instruments into the lower level. And the Group transferred (Won)104,499 million of derivatives assets and (Won)132,167 million of derivatives liabilities to the Level 2 from the Level 3 category in the fair-value hierarchy during the year ended December 31, 2010 as the availability of observable pricing inputs relevant to the asset or liability that is significant to the fair value measurement in its entirety has been increased as of December 31, 2010.

(ii) The changes in the Level 3 realized/unrealized gains (losses) from trading derivatives were due to loss of (Won)157,835 million and (Won)554 million relating to derivative assets and liabilities, respectively, and these losses include both realized and unrealized losses during the year ended December 31, 2009.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2010 are as follows:

A net decrease in available-for-sale securities of (Won)67,723 million was mainly caused by settlement of CDO.

The changes in the Level 3 derivative assets and liabilities of (Won)69,323 million and (Won)37,564 million were mainly due to:

(i) The Group transferred (Won)115,574 million and (Won)46,363 million of derivatives assets and liabilities from the Level 2 into the Level 3 category in the fair-value hierarchy during the year ended December 31, 2010. The valuation of these derivatives is affected by the credit valuation and debt valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was significant enough to render the fair-value hierarchy of the respective instruments into the lower level. And the Group transferred (Won)33,633 million of derivatives assets and (Won)(1,104) million of derivatives liabilities to the Level 2 from the Level 3 category in the fair-value hierarchy during the year ended December 31, 2010 as the availability of observable pricing inputs relevant to the asset or liability that is significant to the fair value measurement in its entirety has been increased as of December 31, 2010.

(ii) The changes in the Level 3 realized/unrealized gains (losses) from trading derivatives were due to loss of (Won)175,358 million and (Won)99,562 million relating to derivative assets and liabilities, respectively, and these losses include both realized and unrealized losses during the year ended December 31, 2010.

Assets and liabilities measured at fair value on a non-recurring basis

Certain assets and liabilities are measured at fair value on a non-recurring basis and are not included in the tables above. These assets and liabilities primarily include assets measured at cost that have been written down to fair value during the period as a result of an impairment.

The following table presents collateral dependent loans and lease receivables, goodwill and other assets of which balances at December 31, 2009 and 2010 are measured at fair value on a non-recurring basis based on the ASC 820-10 valuation hierarchy.

	2009
	Level 1		Level 2		Level 3
	(in millions of Won)
Loans and lease receivables(1)	(Won)	—	(Won)	—	(Won)	432,765
Goodwill(2)		—		—		—
Other assets - other investments(3)		—		—		9,591

	2010
	Level 1		Level 2		Level 3
	(in millions of Won)
Loans and lease receivables(1)	(Won)	—	(Won)	—	(Won)	619,322
Goodwill(2)		—		—		—
Other assets - other investments(3)		—		—		38,294

Note:

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans and lease receivables which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans and lease receivables is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. We accordingly classify collateral dependent loans and lease receivables as Level 3.

(2)

The Group recorded goodwill impairment charges of (Won)59,517 million and (Won)0 million at December 31, 2009 and 2010, respectively, as determined based on Level 3 inputs. See Note 10 for additional information on goodwill impairment

(3)	The Group recorded impairment charges of (Won)12,038 million and (Won)17,276 million at December 21, 2009 and 2010, respectively.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2010
Fair Value of Financial Instruments
29.	Fair Value of Financial Instruments

Fair value measurements and Disclosure (formerly SFAS No. 107, Disclosures About Fair Value of Financial Instruments (SFAS 107) (ASC 820-10)) requires the disclosure of the estimated fair value of financial instruments including those financial instruments for which the Group did not elect the fair value option. The fair values of such instruments have been derived, in part, by management’s assumptions, the estimated amount and timing of future cash flows and estimated discount rates. Different assumptions could significantly affect these estimated fair values. Accordingly, the net realizable values could be materially different from the estimates presented below. In addition, the estimates are only indicative of the value of individual financial instruments and should not be considered an indication of the fair value of the Group.

The following methods and assumptions are used by the Group in estimating fair value disclosures for its financial instruments:

Assets and liabilities for which fair value approximates carrying value:    The carrying values of certain financial assets and liabilities are reported at cost, including cash and cash equivalents, restricted cash, call loans, accrued interest and dividends receivable, customers’ liability on acceptances, accrued interest and dividend payable, security deposits, and acceptances outstanding. The carrying values of these financial assets and liabilities are considered to approximate their fair values due to their short-term nature and negligible losses due to credit risks.

Interest-bearing deposits in banks:    The carrying amounts of short-term interest-bearing deposits approximate their fair value because they are short-term in nature or carry variable interest rates.

Held-to-maturity securities:    The fair values for held-to-maturity securities are based on quoted market prices, or quoted market prices of comparable instruments if the quoted market prices are not available.

Nonmarketable equity investments:    Nonmarketable equity investments, which are recorded in other assets, consist primarily of private equity investments. The fair values of these investments are based on the latest obtainable net asset value of the investees and adjusted for other-than-temporary impairment losses.

Loans:    Loans and advances are net of allowance for loan losses. The fair values of loans are generally determined by discounting both principal and interest cash flows expected to be collected using an observable discount rate for similar instruments with adjustments that management believes a market participant would consider in determining fair value. The Group estimates the cash flows expected to be collected using interest rate and prepayment risk models that incorporate management’s best estimate of current key assumptions, such as default rates, loss severity and prepayment speeds for the life of the loan.

Deposits:    The carrying amounts of variable-rate interest and non-interest-bearing deposits approximate their fair values at the balance sheet date. Fair values for fixed rate interest-bearing deposits are estimated using discounted cash flow analysis using market interest rates currently offered for deposits with similar maturities.

Short-term borrowings:    The carrying amounts of call money, securities sold under repurchase agreements and short-term borrowings approximate their fair values due to their short-term nature and negligible losses due to credit risks.

Long-term debt:    The fair values of long-term borrowings are estimated based on quoted market prices, where available. For those notes where quoted market prices are not obtainable, a discounted cash flow analysis is used based on the Group’s current incremental borrowing rates for similar types of borrowing arrangements.

Secured borrowings:    The fair values for securities sold under agreements to repurchase are estimated using discounted cash flow analysis that applies current market interests offered for arrangements with similar maturities as no quoted market price is available. The fair values for beneficial interests issued by the VIEs are based on market quotes where available, or discounted cash flow analysis using market interest rates.

The following disclosures represent financial instruments in which the ending balance is not carried at fair value in its entirety on the Group’s consolidated balance sheets at December 31:

	2009				2010
	Carrying Amount		Fair Value		Carrying Amount		Fair Value
	(in millions of Won)
Financial assets:
Financial assets for which carrying value approximates fair value	(Won)	17,225,681	(Won)	17,225,681	(Won)	17,257,557	(Won)	17,257,557
Interest-bearing deposits in banks		2,164,004		2,164,004		2,378,905		2,378,905
Held-to-maturity securities		12,793,618		12,840,594		12,587,018		12,994,228
Loans		165,593,546		167,393,995		176,589,401		179,145,181
Non-marketable equity investments included in other assets		2,045,547		3,437,571		2,763,431		3,847,867

Total Financial assets	(Won)	199,822,396	(Won)	203,061,845	(Won)	211,576,312	(Won)	215,623,738

Financial liabilities:
Financial liabilities for which carrying value approximates fair value	(Won)	5,853,609	(Won)	5,853,609	(Won)	7,199,880	(Won)	7,199,880
Deposits		143,698,489		144,364,290		152,892,183		153,630,439
Short-term borrowings		9,686,890		9,686,890		7,446,901		7,446,901
Secured borrowings		7,944,390		8,078,573		8,295,896		8,368,091
Long-term debt		43,727,523		42,319,203		44,546,409		45,587,964

Total Financial liabilities	(Won)	210,910,901	(Won)	210,302,565	(Won)	220,381,269	(Won)	222,233,275

The differences between the carrying amounts and the fair values of guarantees, commercial letters of credit, standby letters of credit, and other lending commitments are immaterial to the consolidated financial statements.

Derivative Instruments, Hedging Activities and Credit Derivatives	12 Months Ended
Dec. 31, 2010
Derivative Instruments, Hedging Activities and Credit Derivatives
30.	Derivative Instruments, Hedging Activities and Credit Derivatives

Derivative Instruments

The Group enters into various types of derivative transactions in the course of its trading and non-trading activities. These derivatives include futures and forward contracts, swap contracts and option contracts. Futures and forward contracts are commitments to buy or sell at a future date a financial instrument, commodity or currency at a contracted price and may be settled in cash or through delivery. Swap contracts are commitments to settle in cash at a future date or dates which may range from a few days to a number of years, based on differentials between specified financial indices, as applied to a notional principal amount. Option contracts give the purchaser, for a fee, the right, but not the obligation, to buy or sell within a limited time, a financial instrument or currency at a contracted price that may also be settled in cash, based on differentials between specified indices.

The Group enters into these derivative transactions relating to interest rate, foreign currency, market/credit, commodity and other risks to enable customers to transfer, modify or reduce their interest rate, foreign exchange and other market risks. As part of this process, the Group considers the customers’ suitability for the risk involved, and the business purpose for the transaction. The Group also manages its derivative-risk positions through offsetting trade activities, controls focused on price verification, and daily reporting of positions to senior managers. In addition the Group trades these products for its own account. Trading limits and price verification controls are key aspects of this activity. The Group uses derivatives in connections with its risk-management activities to hedge certain risks or reposition the risk profile of the Group. For example, the Group may issue fixed-rate long-term debt and then enter into a receive-fixed, pay-variable-rate interest rate swap with the same tenor to a net variable-rate basis. This strategy is the most common form of an interest rate hedge, as it minimizes interest cost in certain yield curve environments. Derivatives are also used to manage interest rate risk relating to specific groups of on-balance sheet assets and liabilities, including investments, loans, and long-term debt. In addition, foreign exchange contracts are used to hedge the foreign currency denominated debt, net capital exposures and foreign exchange transactions. The fair values of derivatives not qualifying for hedge accounting are included in trading assets(or trading liabilities) and any changes in fair values are included in net trading profits(losses). The fair values of derivatives qualifying for hedge accounting are included in other assets (or other liabilities) and the earning impact of these fair value hedges and the changes in fair values attributable to the risk being hedged for the hedged item are included in non-interest income (or non-interest expense).

Derivatives may expose the Group to market risk, credit risk or liquidity risk in excess of the amounts recorded on the consolidated statements of financial position. Market risk on a derivative or foreign exchange product is the exposure created by potential fluctuations in interest rates, foreign exchange rates and other values, and is a function of the type of product, the volume of transactions, the tenor and terms of the agreement, and the underlying volatility. Credit risk is the exposure to loss in the event of nonperformance by the other party to the transaction where the value of any collateral held is not adequate to cover such losses. The recognition in earnings of unrealized gains on these transactions is subject to management’s assessment as to collectibility. Liquidity risk is the potential exposure that arises when the size of the derivative position may not be able to be rapidly adjusted in periods of high volatility and financial stress at a reasonable cost.

The total notional amounts for both long and short derivative positions, representing the volume of derivative activity, at December 31, 2010 are as follows:

	2010
	Underlying Notional Amount(1)		Estimated Fair Value Assets(2)		Estimated Fair Value Liabilities(2)
	(in millions of Won)
Trading:
Foreign exchange derivatives:
Swaps	(Won)	14,436,472	(Won)	635,507	(Won)	859,188
Future and forward contracts		45,434,011		786,918		449,650
Options purchased		876,993		146,405		—
Options written		797,706		—		11,426

Sub-total		61,545,182		1,568,830		1,320,264

Interest rate derivatives:
Swaps		164,834,750		596,529		765,421
Options purchased		4,670,000		42,644		—
Options written		4,689,103		—		43,177

Sub-total		174,193,853		639,173		808,598

Equity derivatives:
Swaps		898,766		33,503		2,126
Options purchased		9,630,082		1,219,683		—
Options written		9,194,627		—		1,212,666

Sub-total		19,723,475		1,253,186		1,214,792

Credit derivatives:
Protection sell		87,742		349		422

Sub-total		87,742		349		422

Other derivatives:
Options purchased		88,645		5,525		—
Options written		56,042		—		5,119

Sub-total		144,687		5,525		5,119

Total	(Won)	255,694,939	(Won)	3,467,063	(Won)	3,349,195

Nontrading:
Hedge accounting:
Foreign exchange derivatives:
Swaps		300,453		350		19,281
Interest rate derivatives:
Swaps		1,582,889		27,040		34,286

Sub-total		1,883,342		27,390		53,567

Nontrading that do not qualify for hedge accounting(3):
Foreign exchange derivatives:
Swaps		593,005		61,961		2,334
Future and forward contracts		1,727		131		—
Interest rate derivatives:
Swaps		8,365,330		285,344		65,610

Sub-total		8,960,062		347,436		67,944

Total	(Won)	10,843,404	(Won)	374,826	(Won)	121,511

Note:

(1)	Notional amounts in foreign currencies were converted into Won at prevailing exchange rates as of December 31, 2010.

(2)

The fair values of the trading derivative assets/liabilities and nontrading that do not qualify for hedge accounting are presented in Note 6. The fair values of the hedging derivative assets/liabilities that qualify for hedge accounting are presented in Note 11 and Note 17.

(3)

While the Group engages in derivatives trading activities to hedge the interest rate risk and foreign exchange risk exposure that arise from its own assets and liabilities, as these nontrading derivative contracts do not qualify for hedge accounting under U.S. GAAP, they are accounted for as trading derivatives in the financial statements. These contracts include interest rate swaps, forward contracts and cross-currency swaps held for nontrading that do not qualify for hedge accounting treatment.

The Group present the fair value of derivative instruments on a gross basis even when the derivative instruments are subject to master netting arrangement and qualify for net presentation in the consolidated balance sheet in accordance with ASC 210-20 (formerly FIN 39). Therefore, cash collateral payables and receivables associated with the derivative instruments are not added to or netted against the fair value amounts.

Trading profits (losses) related to derivative instruments not designated or qualifying as hedging instruments under ASC 815 (formerly SFAS 133) at December 31, 2010 are as follows:

	2010
	Nontrading that do not qualify for hedge accounting		Trading
	(in millions of Won)
Foreign exchange derivatives	(Won)	17,190	(Won)	723,121
Interest rate derivatives		131,729		(59,157)
Equity derivatives		—		52,646
Credit derivatives		—		2,664
Commodity and other derivatives		—		10,873

	(Won)	148,919	(Won)	730,147

Hedging activities

The Group accounts for its hedging activities in accordance with ASC 815. As a general rule, hedge accounting is permitted for those situations where the Group is exposed to a particular risk, such as interest rate or foreign exchange risk, that causes changes in the fair value of an asset or liability, or variability in the expected future cash flows of an existing asset, liability or a forecasted transaction that may affect earnings.

Derivative contracts hedging the risks associated with the changes in fair value are referred to as fair value hedges, while contracts hedging the risks affecting the expected future cash flows are called cash flow hedges. Hedges that utilize derivatives or debt instruments to manage the foreign exchange risk associated with equity investments in non-Korean Won functional currency foreign subsidiaries (net investment in a foreign operation) are called net investment hedges.

If certain hedging criteria specified in ASC 815 are met, in including testing for hedge effectiveness, special hedge accounting may be applied. The hedge effectiveness assessment methodologies for similar hedges are performed in a similar manner and are used consistently throughout the hedging relationships. For fair value hedges, the changes in value of the hedging derivative, as well as the changes in value due to the risk being hedged, are reflected in current earnings. For cash flow hedges and net investment hedges, the changes in value of the hedging derivative are reflected in accumulated other comprehensive income (loss) in the Group’s stockholders’ equity, to the extent the hedge is effective. Hedge ineffectiveness, in either case, is reflected in current earnings. The Group does not apply net investment hedge.

For asset and liability management hedging, the fixed-rate long-term debt may be recorded at amortized cost under current U.S. GAAP. However, by electing to use ASC 815 hedge accounting, the carrying value of the debt is adjusted for changes in the benchmark interest rate, with any such changes in value recorded in current earnings. The related interest-rate swap is also recorded on the balance sheet at fair value, with any changes in fair value reflected in earnings. Thus, any ineffectiveness resulting from the hedging relationship is recorded in current earnings. Alternatively, an economic hedge, which does not meet the ASC 815 hedging criteria, would involve only recording the derivative at fair value on the balance sheet, with its associated changes in fair value recorded in earnings. The debt would continue to be carried at amortized cost and, therefore, current earnings would be impacted only by the interest rate shifts and other factors that cause the change in the swap’s value and the underlying yield of the debt.

Key aspects of achieving hedge accounting are documentation of hedging strategy and hedge effectiveness at inception and substantiating hedge effectiveness on an ongoing basis. A derivative must be highly effective in accomplishing the hedge objective of offsetting changes in the fair value for the risk recognized in current earnings. Any ineffectiveness in the hedge relationship is recognized in current earnings. The assessment of effectiveness excludes changes in the value of the hedged item that are not related to the risks being hedged.

Fair value hedges

The Group hedges exposure to changes in the fair value of outstanding fixed-rate issued debt and available for sale debt securities. The fixed cash flows from those financing transactions are converted to benchmark floating-rate cash flows by entering into interest rate swaps. The Group had applied fair value hedge accounting exclusively to interest rate swap transactions with the hedged items of fixed rate debts that qualified for the short-cut method for hedge relationships commencing prior to December 31, 2005. Since the Group assumed no ineffectiveness for those transactions, no ineffective portion was recognized in the consolidated statements of income for the years presented. However, the Group has applied hedge accounting for new hedging relationships entered into since January 1, 2010. In accordance with ASC 815, the Group documented hedging strategy and hedge effectiveness at the hedge inception. These fair-value hedging relationships utilize regression analysis to assess whether the hedging relationships are highly effective at inception and on an ongoing basis.

The gain and loss on designated and qualifying fair value hedges recognized in other non-interest income and other non-interest expense for the year ended December 31 are as follow:

	2010
	Derivatives		Hedged Items		Hedge Ineffectiveness
	(in millions of Won)
Gain (loss) on designated and qualifying fair value hedges:
Interest rate derivatives	(Won)	(5,718)	(Won)	6,314	(Won)	596

Cash flow hedges

Hedging of benchmark interest rate risk

The group hedges variable cash flows resulting from floating-rate liabilities. Variable cash flows from those liabilities are converted to fixed-rate cash flows by entering into receive-variable, pay-fixed interest rate swaps.

These cash-flow hedging relationships use regression analysis to assess whether the hedging relationships are highly effective at inception and on an ongoing basis.

Since efforts are made to match the terms of the derivatives to those of the hedged forecasted cash flows as closely as possible, the amount of hedge ineffectiveness is not significant.

Hedging of foreign exchange risk

The Group locks in the functional currency equivalent cash flows of long-term debt and short-term borrowings that are denominated in a currency other than the functional currency of the issuing entity.

Depending on the risk management objectives, these types of hedges are designated as either cash flow hedges of only foreign exchange risk or cash flow hedges of both foreign exchange and interest rate risk, and the hedging instruments used are foreign exchange cross-currency swaps and forward contracts. These cash flow hedge relationships use regression analysis to determine whether the hedging relationships are highly effective at inception and on an ongoing basis.

The effective portion of cash flow hedges included in AOCI and the amount that is expected to be reclassified into earnings in the next 12 months from cash flow hedges at December 31, 2010 are as follow:

	2010
	(in millions of Won)
Effective portion of cash flow hedges included in AOCI
Interest rate contracts	(Won)	(2,359)
Foreign exchange contracts		(4,676)

Total effective portion of cash flow hedges included in AOCI	(Won)	(7,034)

Amount that is expected to be reclassified into earnings in the next 12 months
Interest rate contracts	(Won)	—
Foreign exchange contracts		(200)

Total amount that is expected to be reclassified into earnings in the next 12 months	(Won)	(200)

Credit Derivatives

The Group enters into credit derivatives primarily to facilitate client transactions and to manage credit risk exposures. Credit derivatives derive value based on an underlying third party-referenced obligation or a portfolio of referenced obligations and generally require the Group as the seller of credit protection to make payments to a buyer upon the occurrence of a predefined credit event. Such credit events generally include bankruptcy of the referenced credit entity and failure to pay under the obligation, as well as acceleration of indebtedness and payment repudiation or moratorium. For credit derivatives based on a portfolio of referenced credits or credit indices, the Group may not be required to make payment until a specified amount of loss has occurred and/or may only be required to make payment up to a specified amount.

For most credit derivatives, the notional value represents the maximum amount payable by the Group. However, the Group does not exclusively monitor its exposure to credit derivatives based on notional value because this measure does not take into consideration the probability of occurrence. As such, the notional value is not a reliable indicator of the Group’s exposure to these contracts. Instead, a risk framework is used to define risk tolerances and establish limits to help to ensure that certain credit risk-related losses occur within acceptable, predefined limits.

The following disclosures represent a summary of the notional amounts of credit derivatives and credit linked notes the Group sold and purchased at December 31, 2009 and 2010:

	2009
	Protection sold		Protection purchased with identical underlyings(1)		Net protection sold
	(in millions of Won)
Credit derivatives:
Credit default swaps	(Won)	174,918	(Won)	—	(Won)	174,918
Credit linked notes		23,352		—		23,352

	(Won)	198,270	(Won)	—	(Won)	198,270

	2010
	Protection sold		Protection purchased with identical underlyings(1)		Net protection sold
	(in millions of Won)
Credit derivatives:
Credit default swaps	(Won)	87,742	(Won)	—	(Won)	87,742

Note:

(1)	Represents the notional amount of purchased credit derivatives where the Group is the protection seller on the identical underlying reference instrument.

The following table represents the maturity and credit rating of reference entities at December 31, 2009 and 2010:

	2009
	Less than one year		One to five years		Over five years		Total notional amount		Fair value asset (liability)(2)
	(in millions of Won)
Risk rating of reference entity:
AAA to BBB-(1)	(Won)	137,628	(Won)	60,642	(Won)	—	(Won)	198,270	(Won)	2,656

	2010
	Less than one year		One to five years		Over five years		Total notional amount		Fair value asset (liability)(2)
	(in millions of Won)
Risk rating of reference entity:
AA to CCC-(1)	(Won)	37,978	(Won)	49,764	(Won)	—	(Won)	87,742	(Won)	(73)

Note:

(1)	The Group considers ratings of BBB- or higher to meet the definition of investment grade.

(2)	Represents the netted amount of credit default swaps included in protection sell contracts amounting to (Won)(73) million

Credit Risk-Related Contingent Features

Certain derivative instruments contain provisions that require the Group to either post additional collateral or immediately settle any outstanding liability balances upon the occurrence of a specified credit risk-related event. These events, which are defined by the existing derivative contracts, are primarily downgrades in the credit ratings of the Group and its subsidiaries. The fair value of all derivative instruments with credit risk-related contingent features that are in a liability position on December 31, 2009 and 2010 is (Won)1,878,791 million and (Won)1,691,332, respectively. The Group has posted (Won)476,903 million and (Won)31,146 million as collateral for this exposure in the normal course of business as of December 31, 2009 and 2010 respectively. The Group’s credit rating as of December 31, 2009 and 2010, assigned by Moody’s and S&P was A2 and A-, respectively. The Group would be required to post an additional (Won)312,162 million and (Won)180,783 million of collateral to its counterparties at December 31, 2009 and 2010 if Moody’s or S&P’s rating falls to Baa3 and BBB-, respectively, or below.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
31.	Commitments and Contingencies

Legal and Tax Contingencies

In the ordinary course of business, the Group is involved in tax and legal proceedings, claims and litigation. As of December 31, 2010, the Group has 336 pending lawsuits as a defendant (total amount: (Won)373,612 million). In the opinion of management, based on current knowledge and after consultation with external counsel, the outcome of such matters will not have a material adverse effect on the Group’s consolidated financial statements.

Lease Commitments

At December 31, 2010, the Group is obliged under a number of non-cancelable operating leases for premises and equipment used primarily for banking purposes. Total rent expense for the years ended December 31, 2008, 2009 and 2010 was (Won)220,839 million, (Won)228,291 million and (Won)245,636 million, respectively. Pursuant to the terms of non-cancelable lease agreements pertaining to premises and equipment in effect at December 31, 2010, future minimum rental commitments under various non-cancelable operating leases are as follows:

Years ending	(in millions of Won)
2011	(Won)	69,601
2012		41,267
2013		26,951
2014		14,675
2015		8,278
Thereafter		12,104

	(Won)	172,876

In lieu of rent, certain lease agreements require the Group to advance a non-interest-bearing refundable security deposit to the landlord for the Group’s use during the lease term. The amount of the advance is determined by the prevailing market rate. The Group has recorded rent expense and interest income related to these leases of (Won)43,286 million, (Won)42,365 million and (Won)39,163 million on deposit balances of (Won)1,222,172 million, (Won)1,225,577 million and (Won)1,284,984 million for the years ended December 31, 2008, 2009 and 2010, respectively. Such amounts were calculated based on the fixed interest rate for time deposits with similar maturities.

Credit Commitments and Guarantees

The following table summarizes the contractual amounts relating to unused credit commitments at December 31:

	2009		2010
	(in millions of Won)
Commitments to extend credit:
Corporate	(Won)	49,590,230	(Won)	52,527,737
Credit card		64,904,222		67,117,196
Consumer(1)		8,794,536		9,390,520
Commercial letters of credit		3,319,107		4,310,739

	(Won)	126,608,095	(Won)	133,346,192

Note:

(1)	Excludes credit card.

Commitments to extend credit represent unfunded portions of authorizations to extend credit in the form of loans. The commitments expire on fixed dates and a customer has to comply with predetermined conditions to draw funds under the commitments. With respect to credit risk on commitments to extend credit, the Group is potentially exposed to loss in an amount equal to the total unused commitments. The majority of the Group’s unfunded commitments are not guarantees under ASC 460 (formerly FIN 45).

Commercial letters of credit are undertakings by the Group on behalf of customers authorizing third parties to draw drafts on the Group up to a stipulated amount under specific terms and conditions. They are generally short-term and collateralized by the underlying shipments of goods to which they relate and therefore have significantly less risk.

The Group provides a variety of guarantees to its customers to enhance their credit standing and enable them to complete a variety of business transactions. The maximum potential amount of future payments represents the notional amounts that could be lost under the guarantees if there were a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Certain guarantees issued or modified after December 31, 2002 that are not derivative contracts have been recorded on the Group’s consolidated balance sheets at their fair value at inception. The Group has recorded this amount in other liabilities with an offsetting entry in other assets. As cash is received under such arrangements and applied to other assets, the liability recorded at inception is amortized into income as commissions and fees over the life of the contract. The majority of these guarantees expire without being drawn upon. As a result, total contractual amounts are not representative of the Group’s expected future cash outlay.

The table below summarizes all of the Group’s guarantees at December 31, 2010:

	Expire within One Year		Expire after One Year		Total Notional Amount Outstanding		Current Carrying Liability Amount(1)		Amount of Recourse or Collateral Held		Maximum Potential Amount of Future Payments
	(in millions of Won)
Financial stand-by letters of credit	(Won)	392,815	(Won)	146,799	(Won)	539,614	(Won)	2,333	(Won)	113,543	(Won)	539,614
Other financial guarantees		924,302		61,891		986,193		6,346		137,481		986,193
Performance letters of credit and guarantees		7,309,853		1,851,907		9,161,760		104,830		905,378		9,161,760
Liquidity facilities to SPEs		352,626		893,851		1,246,477		23,125		—		1,246,477
Guarantees on trust accounts		473,157		2,905,831		3,378,988		—		—		3,378,988

	(Won)	9,452,753	(Won)	5,860,279	(Won)	15,313,032	(Won)	136,634	(Won)	1,156,402	(Won)	15,313,032

Note:

(1)	Includes allowance for guarantees and liabilities recorded under ASC 460 (formerly FIN 45).

Financial stand-by letters of credit represent irrevocable obligations to pay third party beneficiaries when its customers fail to repay loans or debt instruments, which are generally in foreign currencies.

Other financial guarantees are used in various transactions to enhance the credit standing of the Group’s customers. They represent irrevocable assurance, subject to satisfaction of certain conditions, that the Group will make payment in the event that the customers fail to fulfill their obligations to third parties. Such financial obligations include a return of security deposits and the payment of service fees.

Performance letters of credit and guarantees are issued to guarantee customers’ tender bids on construction or similar projects or to guarantee completion of such projects in accordance with contractual terms. They are also issued to support a customer’s obligation to supply specified products, commodities, maintenance or other services to third parties.

Liquidity facilities to SPEs represent irrevocable commitments to provide contingent liquidity credit lines including commercial paper purchase commitments to SPEs for which the Group serves as the administrator. The SPEs are established by clients to obtain funding from the commercial paper market or the corporate debt market by transferring assets to the SPEs. The Group has commitments to provide liquidity to the SPEs in amounts up to (Won)1,483,977 million at December 31, 2010. Although the Group does not sell assets to these SPEs, it would be required to provide funding under the liquidity facilities in the event that the SPEs do not hold enough funds to make scheduled payments on their outstanding senior debt securities. Under the commercial paper purchase commitments, the Group is required to purchase commercial paper issued by the SPEs when enough funding is not available in the commercial paper market. The Group has limited credit exposure to these SPEs because the risk of first loss is borne by the clients or other third parties, or the SPEs are over-collateralized with the assets sold to them.

Guarantees on trust accounts represent guarantee on the Guaranteed Principal Money Trusts and Guaranteed Fixed Rate Money Trust which require the Group to guarantee the return of the principal amount invested at the termination of a fixed term deposit. The Group manages and administers trust assets in the capacity as a fiduciary on behalf of its customers.

Pledged Assets

The following table sets forth the primary components of assets pledged as collateral for borrowings and other purposes at December 31:

	2009		2010
	(in millions of Won)
Restricted cash	(Won)	72,806	(Won)	2,111
Trading securities		3,031,946		4,518,181
Available-for-sale securities		1,933,160		1,194,725
Held-to-maturity securities		5,087,576		5,067,670
Loans		5,862,846		7,276,007
Real estate		16,227		96,045
Other assets		5,455		12,529

	(Won)	16,010,016	(Won)	18,167,268

Concentrations of Geographic and Credit Risks	12 Months Ended
Dec. 31, 2010
Concentrations of Geographic and Credit Risks
32.	Concentrations of Geographic and Credit Risks

Geographic Risk

Loans to borrowers based in Korea represented approximately 97% and 99% of the Group’s loan portfolio at December 31, 2009 and 2010, respectively. Investments in debt and equity securities of Korean entities represented approximately 98% and 96% of the Group’s investment portfolio at December 31, 2009 and 2010, respectively.

Credit Risk

Concentrations of credit risk arise when a number of customers are engaged in similar business activities, or activities in the same geographic region, or have similar economic characteristics that would cause their ability to meet their contractual obligations to be similarly affected by changes in economic conditions. Note 6 and Note 7 discuss the types of securities in which the Group invests. Note 8 discusses the type of loans in which the Group engages.

The Group regularly monitors various segments of its credit risk portfolio to assess potential concentration of risks and to obtain collateral when deemed necessary. Except for securities issued by KDIC, BOK and other governmental entities, no entity was responsible for 10% or more of the Group’s total loans outstanding, trading assets and liabilities, available-for-sale securities, held-to-maturity debt securities or total interest and dividend income at December 31, 2009 and 2010 and for each of the three years ended on December 31, 2010.

The following table presents major products including both on-balance sheet (100% loans) and off-balance sheet (principally commitments to extend credit) exposures at December 31:

	2009						2010
	Credit Exposure		On-Balance Sheet		Off-Balance Sheet		Credit Exposure		On-Balance Sheet		Off-Balance Sheet
	(in millions of Won)
Commercial and industrial	(Won)	101,768,977	(Won)	54,479,473	(Won)	47,289,504	(Won)	109,426,546	(Won)	59,610,344	(Won)	49,816,202
Other commercial		53,782,606		34,770,389		19,012,217		53,557,510		34,601,192		18,956,318
Lease financing		1,559,652		1,559,652		—		1,578,151		1,578,151		—
Mortgage and home equity		40,525,281		40,022,157		503,124		45,163,921		44,646,443		517,478
Credit cards		80,020,979		15,116,757		64,904,222		84,596,542		17,479,346		67,117,196
Other consumer		31,598,021		23,306,609		8,291,412		30,914,902		22,041,860		8,873,042

	(Won)	309,255,516	(Won)	169,255,037	(Won)	140,000,479	(Won)	325,237,572	(Won)	179,957,336	(Won)	145,280,236

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions
33.	Related Party Transactions

A number of banking transactions are entered into with related parties in the normal course of business. These include trust accounts managed by the Group and loans to executives, directors and affiliated parties.

Trust Accounts

Under the FSCMA, the Group serves as trustee to the trust accounts in a trust management capacity in the normal course of business. See Note 35 for more information on trust accounts.

Loans to Executives, Directors and Affiliated Parties

The following table summarizes the movements in the amount of loans to executive officers, directors, director nominees, their immediate families and companies affiliated with the directors at December 31:

	2009		2010
	(in millions of Won)
Loans at beginning of the year	(Won)	254,463	(Won)	7,687
New loans		33,594		1,550
Repayments		(280,370)		(5,448)

Loans at end of the year	(Won)	7,687	(Won)	3,789

The following table sets forth the outstanding balances at December 31, and the related income and expense for the years ended December 31 for related party transactions:

	2008				2009				2010
	Trust Accounts		Executives, Directors and Affiliated Parties		Trust Accounts		Executives, Directors and Affiliated Parties		Trust Accounts		Executives, Directors and Affiliated Parties
	(in millions of Won)
Loans	(Won)	—	(Won)	254,463	(Won)	—	(Won)	7,687	(Won)	—	(Won)	3,789
Trust fees payable		9,514		—		10,299		—		57,410		—
Short-term borrowings		929,175		—		772,373		—		1,224,846		—
Other liabilities		39,365		—		16,489		—		3,154		—
Net trust management fees		33,567		—		28,960		—		33,734		—
Interest expense on short-term borrowings		42,929		—		24,449		—		25,387		—
Interest on loans		—		5,844		—		329		—		204

It is the Group’s policy to make loans available to employees and officers on terms equivalent to those at which it extends credit to unrelated parties. The Group does not customarily track or aggregate the total earnings on such loans as outstanding amounts are not material.

Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting
34.	Segment Reporting

For management reporting purposes, the Group’s business segment results are reported to management under Korean GAAP. The Group is organized into seven major business segments: retail banking, corporate banking, treasury and international business, other banking services, securities brokerage services, credit card and life insurance. The Group’s reportable segments are based on the nature of the products and services provided, the type or class of customers, and the Group’s management organization, and provide the basis on which the Group reports its primary segment information:

•

Retail banking — Activities within this segment include savings and demand deposits, consumer loans and mortgages of individual customers and sole proprietors with lending limits of (Won)1,000 million or less.

•

Corporate banking — Activities within this segment include loans, overdrafts, other credit facilities, deposits in foreign currencies and other foreign currency activities. The corporate banking segment’s assets and liabilities are mainly from transactions with customers including small and medium sized private companies, publicly traded enterprises and sole proprietors with lending limits greater than (Won)1,000 million.

•

Treasury and international business — Activities within this segment include Shinhan Bank’s internal asset and liability management, proprietary trading in securities and derivatives, proprietary investment in security portfolios using Shinhan Bank’s capital, and international business.

•	Other banking services — Activities within this segment include Shinhan Bank’s impaired loan management, administration of Shinhan Bank, and trust account management services.

•

Securities brokerage services — Activities within this segment include a full range of brokerage services, investment advice and financial planning to retail customers, and various investment banking services to corporate customers conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).

•

Credit card — Activities within this segment include processing domestic as well as overseas credit and debit card operations conducted through Shinhan Card. The credit card segment’s assets and liabilities are mainly from transactions with individual or corporate cardholders and card merchants.

•

Life insurance — Activities within this segment include Shinhan Life Insurance’s providing life-insurance products and financial consulting services, by various sales distributions such as FC, TM, CM and Bancasurance (bank alliances including Shinhan Bank), which meet the needs of individual and group customers who want health insurance, whole life insurance and pension plan, etc.

Other services of the Group are comprised of activities of the holding company and other subsidiaries such as Jeju Bank and Shinhan Capital, none of which constitutes a separately reportable segment.

Operating revenue and expense and interest revenue and expense, related to both third party and intersegment transactions, are included in determining the operating earnings of each respective segment. The provision for income tax is comprised of corporate income tax and resident tax surcharges. Income tax expenses are allocated to the respective segment based upon performance.

Transactions between the business segments are reflected on terms established by management.

Geographic segment disclosures have been excluded as assets and revenues attributable to external customers in foreign countries are not significant.

The following table sets forth information about reporting segments as of and for the years ended December 31:

	2008
	Shinhan Bank
	Retail Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Securities Brokerage Services(1)		Credit Card(2)
	(In millions of Won)
Net interest income	(Won)	2,309,914	(Won)	2,476,414	(Won)	(578,185)	(Won)	134,540	(Won)	184,408	(Won)	2,958,371
Non-interest income		1,999,084		5,339,037		27,961,314		2,773,492		1,531,926		631,799

Total revenues		4,308,998		7,815,451		27,383,129		2,908,032		1,716,334		3,590,170
Provision (reversal) for credit losses		361,749		326,219		(3,660)		244,541		29,009		43,110
Non-interest expense		2,718,954		5,426,404		27,940,895		3,261,292		1,463,084		2,159,435
Depreciation and amortization		105,439		4,650		1,607		124,384		14,832		63,250

Net income (loss) before tax		1,122,856		2,058,178		(555,713)		(722,185)		209,409		1,324,375
Income tax expense (benefit)		309,441		74,099		(51,527)		124,396		53,108		383,800

Net income attributable to noncontrolling interest		—		—		—		—		—		—

Net income (loss) attributable to the Group		813,415		1,984,079		(504,186)		(846,581)		156,301		940,575
US GAAP adjustments		(53,561)		(480,122)		149,673		(8,694)		(15,169)		(503,266)
Intersegment transactions		24,855		(416,592)		(2,033)		9,177		(9,375)		248,781

Net income (loss) attributable to the Group	(Won)	784,709	(Won)	1,087,365	(Won)	(356,546)	(Won)	(846,098)	(Won)	131,757	(Won)	686,090

Segments’ total assets	(Won)	84,746,067	(Won)	46,860,042	(Won)	50,672,104	(Won)	31,290,886	(Won)	7,315,710	(Won)	17,051,579

	2008
	Life Insurance		Other		Subtotal before Elimination		US GAAP Adjustments		Inter- Segment Transactions(3)		Total
	(In millions of Won)
Net interest income	(Won)	357,085	(Won)	(500,365)	(Won)	7,342,182	(Won)	(1,528,543)	(Won)	(34,267)	(Won)	5,779,372
Non-interest income		2,505,032		5,028,456		47,770,140		(42,109,891)		(1,088,832)		4,571,417

Total revenues		2,862,117		4,528,091		55,112,322		(43,638,434)		(1,123,099)		10,350,789
Provision (reversal) for credit losses		9,189		33,407		1,043,564		457,233		(64,199)		1,436,598
Non-interest expense		2,657,719		1,071,084		46,698,867		(40,193,949)		(649,474)		5,855,444
Depreciation and amortization		8,816		19,322		342,300		529,116		—		871,416

Net income (loss) before tax		186,393		3,404,278		7,027,591		(4,430,834)		(409,426)		2,187,331
Income tax expense (benefit)		47,160		44,888		985,365		(191,269)		(99,165)		694,931

Net income attributable to noncontrolling interest		—		—		—		—		11,701		11,701

Net income (loss) attributable to the Group		139,233		3,359,390		6,042,226		(4,239,565)		(321,962)		1,480,699
US GAAP adjustments		256,082		(3,584,508)		(4,239,565)		—		—		—
Intersegment transactions		6,717		(183,492)		(321,962)		—		—		—

Net income (loss) attributable to the Group	(Won)	402,032	(Won)	(408,610)	(Won)	1,480,699	(Won)	—	(Won)	—	(Won)	1,480,699

Segments’ total assets	(Won)	8,517,262	(Won)	48,041,984	(Won)	294,495,634	(Won)	(15,492,069)	(Won)	(18,030,432)	(Won)	260,973,133

Note:

(1)	Securities brokerage business is conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).

(2)	Credit card business is conducted through Shinhan Card.

(3)	Includes eliminations for consolidation, intersegment transactions and certain differences in classification under management reporting system.

	2009
	Shinhan Bank
	Retail Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Securities Brokerage Services(1)		Credit Card(2)
	(In millions of Won)
Net interest income	(Won)	2,245,178	(Won)	876,033	(Won)	336,678	(Won)	242,709	(Won)	147,002	(Won)	2,853,957
Non-interest income		669,676		968,840		27,913,513		2,465,668		1,323,276		280,041

Total revenues		2,914,854		1,844,873		28,250,191		2,708,377		1,470,278		3,133,998
Provision (reversal) for credit losses		558,072		465,414		50,960		132,530		135,192		104,910
Non-interest expense		1,750,268		1,216,338		28,057,444		2,225,703		1,256,340		1,887,058
Depreciation and amortization		79,463		7,010		1,270		107,614		21,718		41,476

Net income (loss) before tax		527,051		156,111		140,517		242,530		57,028		1,100,554
Income tax expense (benefit)		156,969		46,494		41,850		72,232		12,844		243,799

Net income attributable to noncontrolling interest		—		—		—		—		—		—

Net income (loss) attributable to the Group		370,082		109,617		98,667		170,298		44,184		856,755
US GAAP adjustments		(90,671)		(250,439)		247,069		11,610		39,585		(216,509)
Intersegment transactions		15,684		(327,712)		59,836		(39,297)		14,447		284,414

Net income (loss) attributable to the Group	(Won)	295,095	(Won)	(468,534)	(Won)	405,572	(Won)	142,611	(Won)	98,216	(Won)	924,660

Segments’ total assets	(Won)	93,012,758	(Won)	37,373,660	(Won)	40,836,217	(Won)	31,014,717	(Won)	7,551,810	(Won)	17,556,352

	2009
	Life Insurance		Other		Subtotal before Elimination		US GAAP Adjustments		Inter- Segment Transactions(3)		Total
	(In millions of Won)
Net interest income	(Won)	419,116	(Won)	(663,136)	(Won)	6,457,537	(Won)	(1,217,995)	(Won)	(18,213)	(Won)	5,221,329
Non-interest income		2,997,633		3,957,527		40,576,174		(34,322,618)		(568,815)		5,684,741

Total revenues		3,416,749		3,294,391		47,033,711		(35,540,613)		(587,028)		10,906,070
Provision (reversal) for credit losses		12,453		131,996		1,591,527		635,409		(25,772)		2,201,164
Non-interest expense		3,166,479		759,233		40,318,863		(33,403,844)		(491,185)		6,423,834
Depreciation and amortization		13,442		46,906		318,899		394,622		—		713,521

Net income (loss) before tax		224,375		2,356,256		4,804,422		(3,166,800)		(70,071)		1,567,551
Income tax expense (benefit)		50,402		26,264		650,854		(181,802)		(45,026)		424,026

Net income attributable to noncontrolling interest		—		—		—		—		9,673		9,673

Net income (loss) attributable to the Group		173,973		2,329,992		4,153,568		(2,984,998)		(34,718)		1,133,852
US GAAP adjustments		(90,485)		(2,635,158)		(2,984,998)		—		—		—
Intersegment transactions		33,881		(75,971)		(34,718)		—		—		—

Net income (loss) attributable to the Group	(Won)	117,369	(Won)	(381,137)	(Won)	1,133,852	(Won)	—	(Won)	—	(Won)	1,133,852

Segments’ total assets	(Won)	10,054,742	(Won)	50,983,388	(Won)	288,383,644	(Won)	(16,355,259)	(Won)	(17,118,469)	(Won)	254,909,916

Note:

(1)	Securities brokerage business is conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).

(2)	Credit card business is conducted through Shinhan Card.

(3)	Includes eliminations for consolidation, intersegment transactions and certain differences in classification under management reporting system.

	2010
	Shinhan Bank
	Retail Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Securities Brokerage Services(1)		Credit Card(2)
	(In millions of Won)
Net interest income	(Won)	2,758,610	(Won)	1,046,769	(Won)	510,946	(Won)	122,805	(Won)	158,113	(Won)	3,133,483
Non-interest income		562,506		498,129		10,546,258		1,944,021		1,464,612		279,015

Total revenues		3,321,116		1,544,898		11,057,204		2,066,826		1,622,725		3,412,498
Provision (reversal) for credit losses		440,176		385,415		13,887		120,988		21,539		(26,062)
Non-interest expense		1,801,235		803,287		10,603,777		1,568,769		1,387,486		2,219,608
Depreciation and amortization		76,249		6,747		987		76,445		29,651		38,900

Net income (loss) before tax		1,003,456		349,449		438,553		300,624		184,049		1,180,052
Income tax expense (benefit)		212,845		74,123		93,022		63,766		45,159		73,024

Net loss attributable to noncontrolling interest		—		—		—		—		—		—

Net income (loss) attributable to the Group		790,611		275,326		345,531		236,858		138,890		1,107,028
US GAAP adjustments		(334,469)		473,451		266,330		(57,789)		29,322		(150,521)
Intersegment transactions		29,318		28,108		(13,327)		9,411		9,855		32,528

Net income (loss) attributable to the Group	(Won)	485,460	(Won)	776,885	(Won)	598,534	(Won)	188,480	(Won)	178,067	(Won)	989,035

Segments’ total assets	(Won)	109,027,747	(Won)	20,753,183	(Won)	40,927,355	(Won)	34,669,682	(Won)	9,539,649	(Won)	21,096,513

	2010
	Life Insurance		Other		Subtotal before Elimination		US GAAP Adjustments		Inter- Segment Transactions(3)		Total
	(In millions of Won)
Net interest income	(Won)	472,538	(Won)	(611,645)	(Won)	7,591,619	(Won)	(1,396,372)	(Won)	(21,218)	(Won)	6,174,029
Non-interest income		3,455,653		5,120,265		23,870,459		(18,006,004)		(64,920)		5,799,535

Total revenues		3,928,191		4,508,620		31,462,078		(19,402,376)		(86,138)		11,973,564
Provision (reversal) for credit losses		6,343		(109,025)		853,261		(51,106)		(129,163)		672,992
Non-interest expense		3,629,467		893,500		22,907,129		(15,660,307)		50,277		7,297,099
Depreciation and amortization		14,322		16,831		260,132		344,627		—		604,759

Net income (loss) before tax		278,059		3,707,314		7,441,556		(4,035,590)		(7,252)		3,398,714
Income tax expense (benefit)		67,429		43,248		672,616		(34,424)		(61,366)		576,826

Net loss attributable to noncontrolling interest		—		—		—		—		22,634		22,634

Net income (loss) attributable to the Group		210,630		3,664,066		6,768,940		(4,001,166)		76,748		2,844,522
US GAAP adjustments		(371,517)		(3,855,973)		(4,001,166)		—		—		—
Intersegment transactions		(6,859)		(12,286)		76,748		—		—		—

Net income (loss) attributable to the Group	(Won)	(167,746)	(Won)	(204,193)	(Won)	2,844,522	(Won)	—	(Won)	—	(Won)	2,844,522

Segments’ total assets	(Won)	11,956,060	(Won)	60,601,311	(Won)	308,571,500	(Won)	(18,978,038)	(Won)	(19,560,873)	(Won)	270,032,589

Note:

(1)	Securities brokerage business is conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).

(2)	Credit card business is conducted through Shinhan Card.

(3)	Includes eliminations for consolidation, intersegment transactions and certain differences in classification under management reporting system.

Trust Accounts	12 Months Ended
Dec. 31, 2010
Trust Accounts
35.	Trust Accounts

The Group offers a variety of asset management and administrative services under trust arrangements in accordance with the FSCMA. In a trust management capacity, the Group is required to exercise due care in managing and preserving the trust assets. The trust accounts managed by the Group are classified into performance-based trusts and guaranteed trusts in terms of the nature of the trusts, and the guaranteed trusts consist of Guaranteed Principal Money Trusts and Guaranteed Fixed Rate Money Trusts.

The Guaranteed Principal Money Trusts require the Group to guarantee the return of the principal amount invested at the termination of a fixed term deposit. Additionally, the Group guarantees a specified rate of return on the principal amount invested in Guaranteed Fixed Rate Money Trusts. The Group has managed these Trusts and an obligation to absorb losses or the right to receive benefits of these Trusts that could potentially be significant to these Trusts, therefore these Trusts were consolidated in the Group’s consolidated financial statements. See Note 36 for further discussion on the consolidation scope of the trust accounts.

With respect to managing the trust accounts, the Group charges investment management fees on the Guaranteed Principal Money Trusts and other performance based trusts, and receives commission income, including penalty charges for early withdrawal of fixed term deposits.

Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Securitizations and Variable Interest Entities
36.	Securitizations and Variable Interest Entities

The Group securitizes sells and services corporate loans, credit card receivables, mortgage and student loans. In certain situations, the Group also provides liquidity guarantees to investors in the form of beneficial interests and standby letters of credit as discussed in Note 31.

The Group recognized net gain (loss) of (Won)1,196 million, (Won)42,878 million, and (Won)(38,235) million in 2008, 2009, and 2010, respectively, related to securitizations and sale of loans in which the Group has surrendered control.

The Group may, in the normal course of its business, provide various products and services to various entities which may be deemed to be variable interest entities such as asset-backed securitization of performing and/or non-performing loans, various investment funds, guaranteed trusts and SPEs created for structured financing. The Group may provide liquidity facilities, may be a party to derivative contracts with VIEs, may provide loss enhancement in the form of credit and other guarantees to the VIEs, may be the investment manager and may also have an ownership interest or other investment in certain VIEs. In general, the investors in the obligations of consolidated VIEs have recourse only to the assets of those VIEs and do not have recourse to the Group, except where the Group has provided a guarantee to the investors or is the counterparty to a derivative transaction involving the VIE.

On December 31, 2008, the Group adopted FSP FAS 140-4 and FIN 46(R)-8, coded as ASC 810 and ASC 860, which requires additional disclosures about its involvement with consolidated and unconsolidated VIEs and expanded the population of VIEs to be disclosed. For example, an unconsolidated vehicle that was sponsored by the Group is now included in the disclosures because the Group has a variable interest in the vehicle, even though that interest is not a significant variable interest. The following disclosures incorporate these requirements.

In accordance with the new consolidation guidance effective January 1, 2010, the Group determined that it was the primary beneficiary of a VIE if the Group has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result of this change in accounting, the Group consolidated certain VIEs that were unconsolidated prior to January 1, 2010. The net effect of the accounting change on January 1, 2010 was a decrease in shareholder’s equity by (Won)11,924 million. Total assets and total liabilities increased by (Won)4,019,736 million and (Won)4,031,660 million, respectively, as of January 1, 2010. The Group takes into account all of its involvement with a VIE in identifying variable interests (explicit or implicit) that individually or in the aggregate could be significant enough to warrant its designation as the primary beneficiary and hence require it to consolidate the VIE or otherwise require it to make appropriate disclosures under ASC 810.

The following table presents the net incremental impact of this accounting change on the Group’s consolidated balance sheet.

	Ending Balance Sheet December 31, 2009		Net Increase (Decrease)		Beginning Balance Sheet January 1, 2010
	(in millions of Won)
Assets
Cash and cash equivalents	(Won)	4,363,125	(Won)	5,319	(Won)	4,368,444
Restricted cash		7,973,917		—		7,973,917
Interest-bearing deposits		2,164,004		296,624		2,460,628
Call loans and securities purchased under resale agreements		1,346,244		—		1,346,244
Trading assets		11,297,076		1,915,141		13,212,217
Securities:
Available-for-sale securities		27,611,895		132,449		27,744,344
Held-to-maturity securities		12,793,618		—		12,793,618
Loans		165,593,546		1,593,691		167,187,237
Customers’ liability on acceptances		2,780,290		—		2,780,290
Premises and equipment, net		2,437,014		—		2,437,014
Intangible assets		1,266,604		—		1,266,604
Goodwill		3,805,422		—		3,805,422
Security deposits		1,323,666		—		1,323,666
Other assets		10,153,495		76,512		10,230,007

Total Assets	(Won)	254,909,916	(Won)	4,019,736	(Won)	258,929,652

Liabilities and equity
Liabilities
Deposits:
Interest-bearing	(Won)	140,808,902	(Won)	3,495,532	(Won)	144,304,434
Non-interest-bearing		2,889,587		—		2,889,587
Trading liabilities		4,565,034		62,933		4,627,967
Acceptances outstanding		2,780,290		—		2,780,290
Short-term borrowings		9,714,857		(459,683)		9,255,174
Secured borrowings		7,944,390		691,365		8,635,755
Long-term debt		44,794,981		930		44,795,911
Future policy benefits		8,310,238		—		8,310,238
Accrued expenses and other liabilities		12,552,247		240,583		12,792,830

Total Liabilities	(Won)	234,360,526	(Won)	4,031,660	(Won)	238,392,186

Equity		20,549,390		(11,924)		20,537,466

Total liabilities and equity	(Won)	254,909,916	(Won)	4,019,736	(Won)	258,929,652

The Group consolidated its Guaranteed Fixed Rate Money Trusts and Guaranteed Principal Money Trusts because the Group was deemed to be the primary beneficiary. These trusts were constructed by the Group and it would absorb losses or the right to receive benefits of the trusts by providing a guarantee of the principal and/or a fixed rate of return on the principal amount in trust. The Group did not consolidate its performance-based trusts because the Group was not the primary beneficiary.

The following table presents the carrying amounts and classification of assets and liabilities of VIEs which have been consolidated by the Group at December 31:

	Asset-Backed Securitizations		Investment Trusts		Guaranteed Fixed Rate Money Trusts		Total
	(in millions of Won)
December 31, 2009
Consolidated Assets
Loans	(Won)	5,857,865	(Won)	99,124	(Won)	141	(Won)	5,957,130
Securities		1,939,535		1,606,396		1,368		3,547,299
Other assets		422,529		371,661		1,656		795,846

Total Assets(1)	(Won)	8,219,929	(Won)	2,077,181	(Won)	3,165	(Won)	10,300,275

Consolidated Liabilities
Total Liabilities(1)	(Won)	4,746,732	(Won)	359,076	(Won)	5,527	(Won)	5,111,335

	Asset-Backed Securitizations		Investment Trusts		Guaranteed Fixed Rate Money Trusts & Guaranteed Principal Money Trusts		Total
	(in millions of Won)
December 31, 2010
Consolidated Assets
Loans	(Won)	7,817,754	(Won)	39,843	(Won)	528,015	(Won)	8,385,612
Securities		1,729,766		828,718		241		2,558,725
Other assets		675,081		110,664		2,572,349		3,358,094

Total Assets(1)	(Won)	10,222,601	(Won)	979,225	(Won)	3,100,605	(Won)	14,302,431

Consolidated Liabilities
Total Liabilities(1)	(Won)	4,853,989	(Won)	56,758	(Won)	3,659,102	(Won)	8,569,849

Note:

(1)	Total assets and total liabilities of consolidated VIEs are reported net of intercompany balances that have been eliminated in consolidation.

In addition to the VIEs that are consolidated in accordance with ASC 810-10 (formerly FIN 46(R)), the Group has significant variable interests in certain other VIEs that are not consolidated because the Group is not the primary beneficiary. These VIEs are managed by other third parties or other entities have an obligation to absorb losses or the right to receive benefits could potentially be significant to the VIE. These VIEs facilitate client transactions, and the Group provides the VIEs with administration services and liquidity. The transactions with these VIEs are conducted at an arm’s length, and individual credit decisions are based upon the analysis of the specific VIE, taking into consideration the quality of the underlying assets. The Group records and reports these transactions with the VIEs similar to any other third party transactions.

The following table presents the aggregated total assets of VIEs where the Group holds a significant variable interest or is a sponsor that holds a variable interest in a VIE, but is not the VIE’s primary beneficiary, and the Group’s maximum exposure to loss as a result of its involvement with the VIEs, and the carrying amount and classification of the assets and liabilities in the Group’s balance sheets that relate to the Group’s variable interest in the VIEs at December 31:

	Asset-Backed Securitizations		SPEs Created for Structured Financing		Investment Trusts		Guaranteed Principal Money Trusts & Performance Based Trusts		Other Vehicles		Total
	(in millions of Won)
December 31, 2009
Maximum exposure to loss(1)	(Won)	5,684,514	(Won)	9,179,376	(Won)	803,815	(Won)	3,480,492	(Won)	443,435	(Won)	19,591,632
Total assets of VIEs		16,629,900		33,698,441		8,796,449		3,700,384		11,750,970		74,576,144

On-Balance Sheet Assets
Loans	(Won)	1,597,388	(Won)	7,084,670	(Won)	—	(Won)	—	(Won)	254,618	(Won)	8,936,676
Securities		601,086		185,236		724,527		—		72,006		1,582,855
Other assets		75,501		1,490		—		—		1,447		78,438

Total	(Won)	2,273,975	(Won)	7,271,396	(Won)	724,527	(Won)	—	(Won)	328,071	(Won)	10,597,969

On-Balance Sheet Liabilities	(Won)	3,883	(Won)	516	(Won)	—	(Won)	—	(Won)	873	(Won)	5,272

	Asset-Backed Securitizations		SPEs Created for Structured Financing		Investment Trusts		Performance Based Trusts		Other Vehicles		Total
	(in millions of Won)
December 31, 2010
Liquidity arrangements	(Won)	1,494,752	(Won)	7,362,491	(Won)	173,854	(Won)	—	(Won)	364,418	(Won)	9,395,515
Obligations to purchase assets		94,617		—		—		—		—		94,617
others		530,250		78,165		693,693		—		35,812,855		37,114,963
Maximum exposure to loss(1)	(Won)	2,119,619	(Won)	7,440,656	(Won)	867,547	(Won)	—	(Won)	36,177,273	(Won)	46,605,095
Total assets of VIEs	(Won)	11,668,703	(Won)	29,862,778	(Won)	10,529,556	(Won)	—	(Won)	10,140,907	(Won)	62,201,944

Total Liabilities of VIEs	(Won)	5,828,653	(Won)	24,185,818	(Won)	386,846	(Won)	—	(Won)	5,696,147	(Won)	36,097,464

On-Balance Sheet Assets
Loans	(Won)	426,063	(Won)	5,831,434	(Won)	—	(Won)	—	(Won)	247,196	(Won)	6,504,693
Securities		450,573		104,529		770,036		—		48,308		1,373,446
Other assets		6		—		—		—		972		978

Total	(Won)	876,642	(Won)	5,935,963	(Won)	770,036	(Won)	—	(Won)	296,476	(Won)	7,879,117

On-Balance Sheet Liabilities	(Won)	1,282	(Won)	1,415	(Won)	—	(Won)	—	(Won)	1,105	(Won)	3,802

Note:

(1)

The Group’s maximum exposure to loss often differs from the carrying amount of assets and liabilities in Group’s balance sheet that relate to the Group’s variable interest in the VIEs. The maximum exposure to loss is dependent on the nature of the Group’s variable interest in the VIEs and is limited to the notional amounts of certain liquidity facilities, other credit support, derivatives and investments the Group has made in the VIEs.

As these maximum exposures to loss expire without being drawn, the total variable interest in these VIEs is not, in the Group’s view, representative of the Group’s actual future funding requirement.

Other Comprehensive Income	12 Months Ended
Dec. 31, 2010
Other Comprehensive Income
37.	Other Comprehensive Income

The following table sets forth the movements of other comprehensive income, net of tax benefit (expense):

	Foreign Currency Translation Adjustments		Net Unrealized Gain on Available-for- Sale Securities		Net gains (losses) on cash flow hedges		Accumulated Other Comprehensive Income
	(in millions of Won)
Balance at January 1, 2008	(Won)	(29,804)	(Won)	792,004	(Won)	—	(Won)	762,200
Cumulative adjustment for accounting change, net of tax effect of (Won)0		—		—		—		—
Foreign currency translation adjustment, net of tax effect of (Won)(52,607)		142,257		—		—		142,257
Unrealized net gains on available-for-sale securities, net of tax effect of (Won)79,924		—		(214,571)		—		(214,571)
Changes in the Group’s ownership interest in subsidiary, net of tax effect of (Won)0		—		—		—		—
Reclassifications from other comprehensive income to net income, net of tax effect (Won)33,781		—		(94,405)		—		(94,405)

Balance at December 31, 2008		112,453		483,028		—		595,481
Cumulative adjustment for accounting change, net of tax effect of (Won)2,469		—		(8,752)		—		(8,752)
Foreign currency translation adjustment, net of tax effect of (Won)44,997		(67,906)		—		—		(67,906)
Unrealized net gains on available-for-sale securities, net of tax effect of (Won)(63,486)		—		580,596		—		580,596
Changes in the Group’s ownership interest in subsidiary, net of tax effect of (Won)(56)		—		200		—		200
Reclassifications from other comprehensive income to net income, net of tax effect (Won)49,540		—		(130,606)		—		(130,606)

Balance at December 31, 2009		44,547		924,466		—		969,013
Foreign currency translation adjustment, net of tax effect of (Won)(2,040)		7,949		—		—		7,949
Unrealized net gains on available-for-sale securities, net of tax effect of (Won)(128,754)		—		371,388		—		371,388
Net gains (losses) on cash flow hedges, net of tax effect of (Won)2,246		—		—		(7,034)		(7,034)
Reclassifications from other comprehensive income to net income, net of tax effect of (Won)71,327		—		(205,428)		—		(205,428)

Balance at December 31, 2010	(Won)	52,496	(Won)	1,090,426	(Won)	(7,034)	(Won)	1,135,888

Subsequent Event	12 Months Ended
Dec. 31, 2010
Subsequent Event
38.	Subsequent Event

On April 20, 2011, as part of funding for partial redemption of the Series 10 redeemable preferred stock and the Series 11 redeemable convertible preferred stock, the Group issued 11,100,000 shares of the Series 12 non-voting redeemable preferred stock.

Shinhan Financial Group Co., Ltd.	12 Months Ended
Dec. 31, 2010
Shinhan Financial Group Co., Ltd.
39.	Shinhan Financial Group Co., Ltd.

Shinhan Financial Group Co., Ltd. (the Parent Company) coordinates the activities of its various subsidiaries to offer a comprehensive line of financial services to its customers, and serves as the primary source of funding for its non-banking subsidiaries including Shinhan Card, Shinhan Investment Corp. (formerly Good Morning Shinhan Securities), Shinhan Life Insurance, Shinhan Capital.

Distributions of retained earnings of Shinhan Bank and Jeju Bank are restricted in order to meet the minimum capital ratio requirements under the FSC regulations. Also, retained earnings of Shinhan Bank and other subsidiaries of the Parent Company are restricted in accordance with the Bank Act of Korea, the Korean Commercial Law and other laws.

In certain instances, the Parent Company provided guarantees to other financial institutions that provided funding to its subsidiaries.

The following table presents the cash dividends paid to the Parent Company by its subsidiaries and affiliates for the three years ended December 31:

	2008		2009		2010
	(in millions of Won)
Cash dividends paid by:
Consolidated subsidiaries	(Won)	1,931,865	(Won)	136,241	(Won)	795,951
Equity method investees		12,010		25,210		21,361

	(Won)	1,943,875	(Won)	161,451	(Won)	817,312

The Parent Company’s condensed balance sheets as of December 31, 2009 and 2010, and the related condensed statements of income and cash flows for each of three-year period ended December 31, 2008, 2009 and 2010 are as follows:

CONDENSED BALANCE SHEETS

	2009		2010
	(in millions of Won)
Assets
Deposits with banking subsidiary	(Won)	429,825	(Won)	861,284
Receivables from subsidiaries:
Non-banking subsidiaries		1,575,000		1,455,000
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,674,187		15,556,268
Non-banking subsidiaries		10,971,879		11,379,334
Premises and equipment		3,685		3,310
Other assets		160,843		340,455

Total assets	(Won)	26,815,419	(Won)	29,595,651

Liabilities and stockholders’ equity
Short-term debt	(Won)	674,000	(Won)	5,000
Long-term debt		5,767,797		6,581,104
Accrued expenses and other liabilities		155,423		214,177

Total liabilities	(Won)	6,597,220	(Won)	6,800,281

Stockholders’ equity		20,218,199		22,795,370

Total liabilities and stockholders’ equity	(Won)	26,815,419	(Won)	29,595,651

CONDENSED STATEMENTS OF INCOME

	2008		2009		2010
	(in millions of Won)
Income
Dividends from banking subsidiaries	(Won)	406,516	(Won)	11,099	(Won)	149,733
Dividends from non banking subsidiaries		1,537,359		150,352		667,579
Interest income from banking subsidiaries		7,329		3,725		17
Interest income from non banking subsidiaries		116,914		119,666		92,405
Other income		148,008		203,230		157,507

Total income		2,216,126		488,072		1,067,241
Expenses
Interest expense		442,683		443,816		350,087
Salaries and employee benefits		4,813		26,975		28,997
Other expense		44,445		57,996		77,492

Total expenses		491,941		528,787		456,576

Income (Loss) before income tax expense and undistributed net income (loss) of subsidiaries		1,724,185		(40,715)		610,665
Income tax expense		14,560		26,756		(94,511)

Income (loss) before undistributed net income (loss) of subsidiaries		1,709,625		(67,471)		705,176

Equity in undistributed net income (loss) of subsidiaries:
Banking subsidiaries		261,237		470,423		1,788,868
Non-banking subsidiaries		(490,163)		730,900		350,478

Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522

CONDENSED STATEMENTS OF CASH FLOWS

	2008		2009		2010
	(in millions of Won)
Cash flows from operating activities
Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522
Less: Net income of subsidiaries		(1,714,949)		(1,362,774)		(2,956,658)

Parent Company net loss		(234,250)		(228,922)		(112,136)
Depreciation on premises and equipment		811		893		1,381
Cash dividends from subsidiaries and equity method investees		1,943,875		161,451		817,312
Other expense (income)		27,208		(27,002)		19,783
Unrealized foreign exchange loss (gain)		—		(10,818)		21,482
Loss on valuation of trading derivatives		—		14,224		—
Other assets, net		8,427		57,923		(166,633)
Accrued expense and other liabilities, net		(5,062)		21,343		57,311

Net cash provided by (used in) operating activities		1,741,009		(10,908)		638,500

Cash flows from investing activities
Net change in receivables from subsidiaries		(995,000)		835,000		120,000
Increase in investment in subsidiaries		(967,011)		(31,048)		(10,026)
Decrease in investment in subsidiaries		977,471		52,631		—
Net change in premises and equipment		(1,503)		(2,302)		(1,006)
Net change in other assets (including assets relating to Shinhan Card acquisition in 2007)		(45,678)		1,008		(5,000)

Net cash provided by (used in) investing activities		(1,031,721)		855,289		103,968

Cash flows from financing activities
Net change in short-term debt		(99,700)		(481,300)		(669,000)
Proceeds from issuance of long-term debt		1,480,000		712,160		2,450,000
Repayments of long-term debt		(978,763)		(2,360,905)		(1,671,743)
Proceed from the issuance of stock		—		1,275,260		—
Cash dividends paid		(572,004)		(230,586)		(420,266)

Net cash provided by (used in) financing activities		(170,467)		(1,085,371)		(311,009)

Net increase (decrease) in cash and due from banks		538,821		(240,990)		431,459
Cash and due from banks, beginning of year		131,994		670,815		429,825

Cash and due from banks, end of year	(Won)	670,815	(Won)	429,825	(Won)	861,284

Cash paid for interest	(Won)	421,180	(Won)	438,978	(Won)	339,520

General Information and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements, presented in accordance with U.S. generally accepted accounting principles (US GAAP), include the accounts of Shinhan Financial Group Co., Ltd. and its majority-owned subsidiaries. The Group consolidates subsidiaries in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. All significant intercompany transactions and balances have been eliminated in consolidation. Operating results of companies purchased are included from the dates of the acquisition. Assets held in an agency or trust management capacities are not included in the consolidated financial statements. The Group accounts for investments in companies in which it owns voting or economic interest of 20 % to 50 % and for which it has significant influence over operating and financing decisions using the equity method of accounting and the pro rata share of their income (loss) is included in other noninterest income (expense). Investments in joint ventures, where the Group does not have unilateral control, are also accounted for using the equity method of accounting. Investments in companies where the Group owns less than 20% and does not have the ability to exercise significant influence over operating and financing decisions are accounted for using the cost method of accounting. Income from these investments is recognized when dividends are received. As discussed below, the Group consolidates entities deemed to be variable interest entities (VIEs) when the Group is determined to be the primary beneficiary of the VIEs. Gains and losses on the disposition of branches, subsidiaries, affiliates, buildings, and other investments and charges for management’s estimate of impairment in their value that is other than temporary, such that recovery of the carrying amount is deemed unlikely, are included in other non-interest income or expense.

Variable Interest Entities

Variable Interest Entities

An entity is referred to as a variable interest entity (VIE) if it meets the criteria outlined in ASC 810 (formerly FASB Interpretation No. 46(R), Consolidation of Variable Interest Entities (revised December 2003) (FIN 46(R) and SFAS No. 167, Amendments to FASB Interpretation No. 46(R) (SFAS 167)), which are: (1) the entity has equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) as a group, the holders of equity investment at risk lack any one of the following two characteristics:

a. The power, through voting rights or similar rights, to direct the activities that most significantly impact the entity’s economic performance

b. The obligation to absorb expected losses or the right to receive the expected residual returns of the entity

In addition, a VIE must be consolidated by the Group if it is deemed to be the primary beneficiary of the VIE, which is the party involved with the VIE that has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Group provides asset management services, line of credit, and purchase commitment for the underlying assets securitized by the consolidated VIEs. In return for these services, the Group receives a commission, such as commitment fee and management fee. For more information about the amount of this financial support to consolidated VIEs, see Note 36.

Along with the VIEs that are consolidated in accordance with these guidelines, the Group has significant variable interests in other VIEs that are not consolidated because the Group is not the primary beneficiary. These include Special Purpose Entities (SPEs) where the Group provides credit enhancement or liquidity guarantees, and various investment trust funds. All other entities not deemed to be VIEs, with which the Group has involvement, are evaluated for consolidation under other subtopics of ASC 810 (formerly Accounting Research Bulletin (ARB) No. 51, Consolidated Financial Statements, SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries and EITF Issue No. 04-5, Determining whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity when the Limited Partners Have Certain Rights).

However, these VIEs as well as all other unconsolidated VIEs are continually monitored by the Group to determine if any events have occurred that could cause its primary beneficiary status to change. These events include:

•	additional purchases or sales of variable interests by the Group or an unrelated third party, which cause the Group’s overall variable interest ownership to change;

•	changes in contractual arrangements in a manner that reallocates losses or residual returns among the variable interest holders;

•	changes in the party that has power to direct activities of a VIE that most significantly impact the entity’s economic performance; and

•	providing support to an entity that results in an implicit variable interest.

Foreign Currency Translation

Foreign Currency Translation

Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency or the US dollar, in which case assets and liabilities are translated, for consolidation purposes, at the current exchange rates from the functional currency to the reporting currency, the Korean Won. Income and expenses are translated at the weighted-average exchange rate for the reporting period. The resulting translation adjustments are reported as a component of accumulated other comprehensive income within equity on an after-tax basis.

Foreign currency transactions executed by domestic Korean entities are accounted for at the exchange rates prevailing on the related transaction dates. Assets and liabilities denominated in foreign currencies are translated to the Korean Won using period-end exchange rates. Gains and losses resulting from the settlement of foreign currency transactions and from the translation of assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income except for gains and losses arising from the translation of available-for-sale securities which are recorded as a component of accumulated other comprehensive income within equity on an after-tax basis.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements requires management of the Group to make certain estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include allowances for loan losses and off-balance sheet credit instruments, impairment of goodwill and intangible assets, fair value measurements, consolidation decision for special purpose entities, contingent liabilities, future policy benefits, deferred policy acquisition costs, valuation allowance for deferred tax assets, valuation of businesses acquired, useful lives of property and equipment and definite lived intangible assets, share-based compensation, valuation of derivative instruments and other than temporary impairment for securities. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, cash items in the process of collection, amounts due from banks and other financial institutions, all of which have original maturities within 90 days.

Securities Purchased under Resale Agreements and Securities Sold under Repurchase Agreements

Securities Purchased under Resale Agreements and Securities Sold under Repurchase Agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are treated as collateralized financing transactions and are carried on the consolidated balance sheets at the amount at which the securities will be subsequently resold or repurchased, including accrued interest, as specified in the respective agreements. Interest earned on resale agreements and interest incurred on repurchase agreements are reported as interest income and interest expense, respectively. The Group’s policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased and resold is monitored, and additional collateral is obtained where appropriate to protect the Group against credit exposure.

Trading Assets and Liabilities, including Derivatives

Trading Assets and Liabilities, including Derivatives

Trading assets include securities that are bought and held principally for the purpose of selling them in the near term. Trading positions are carried at fair value and recorded on a trade date basis. The Group recognizes changes in the fair value of trading positions in net trading profits (losses). Interest and dividends are recognized when earned and included in interest and dividends on trading assets.

Fair value of trading positions is generally based on quoted market prices or quoted market prices for similar assets and liabilities. If these market prices are not available, fair values are estimated based on dealer quotes, pricing models, discounted cash flow methodologies, or similar techniques for which the determination of fair value may require significant management judgment or estimation.

Trading assets and liabilities also include derivatives used for trading purposes and for non-trading purposes that do not qualify for hedge accounting which are recognized on the consolidated financial statements at fair value. Trading and non-trading derivatives include interest rate and foreign currency swaps, equity conversion options, credit indexed contracts, puts and calls, caps and floors, warrants, futures and forwards. The Group recognizes changes in the fair value of trading and non-trading derivatives that do not qualify for hedge accounting in net trading profits (losses).

For exchange-traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies, or similar techniques for which the determination of fair value may require significant management judgment or estimation. Valuations of derivative assets and liabilities reflect the value of the instruments including adjustments associated with counterparty credit risk and the Group’s nonperformance risk, respectively.

Derivatives and Hedging Activities

Derivatives and Hedging Activities

As part of its asset and liability management process, the Group uses various derivative instruments including interest rate and foreign currency swaps to manage various interest rate and foreign exchange exposures or modify interest rate characteristics of various balance sheet accounts. Certain derivative contracts such as interest rate swaps and cross currency swaps are entered into for non-trading purposes and intended to serve as economic hedges of risk but do not qualify for hedge accounting.

The Group accounts for derivative and hedging activities in accordance with ASC 815-10 (formerly SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended (SFAS 133)), which requires that all derivative instruments be recorded on the balance sheet at their respective fair values. On the date a non-trading derivative contract is entered into, the Group designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign-currency fair-value or cash-flow hedge (foreign currency hedge), or a hedge of a net investment in a foreign operation. For all hedging relationships the Group formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method of measuring ineffectiveness. This process includes linking all derivatives that are designated as fair-value, cash-flow, or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability or unrecognized firm commitment of the hedged item that is attributable to the hedged risk, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash-flow hedge are recorded in other comprehensive income to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item. Changes in the fair value of derivatives that are highly effective as hedges and that are designated and qualify as foreign-currency hedges are recorded in either earnings or other comprehensive income, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within other comprehensive income. The ineffective portion of the change in fair value of a derivative instrument that qualifies as a cash-flow hedge is reported in earnings. Changes in the fair value of derivative trading instruments are reported in current period earnings.

The Group discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires or is sold, terminated, or exercised, the derivative is no longer designated as a hedging instrument because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

In all situations in which hedge accounting is discontinued and the derivative is retained, the Group continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the Group no longer adjusts the hedged asset or liability for changes in fair value. The adjustment of the carrying amount of the hedged asset or liability is accounted for in the same manner as other components of the carrying amount of that asset or liability. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Group removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the balance sheet, and recognizes any gain or loss in earnings. When it is probable that a forecasted transaction will not occur, the Group discontinues hedge accounting if not already done and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income.

The short-cut method of hedge accounting assumes no ineffectiveness in a hedging relationship involving an interest rate swap and an interest-bearing asset or liability. The changes in the fair value or cash flows that are attributable to the risk being hedged will be completely offset at the hedge’s inception and on an on-going basis. Under the short-cut method, among other requirements, the critical terms of the derivative instrument and the hedged item should be initially the same and subsequently stay the same throughout the hedge’s life to support the ongoing application of hedge accounting.

Certain Hybrid Financial Instruments

Certain Hybrid Financial Instruments

In accordance with ASC 851-15 (formerly SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155)), hybrid financial instruments — such as structured notes containing embedded derivatives that otherwise would require bifurcation, as well as certain interest-only instruments — may be accounted for at fair value if the Group makes an irrevocable election to do so on an instrument-by-instrument basis. The changes in fair value are recorded in current earnings.

Securities

Securities

Securities primarily consist of asset-backed securities and debt securities issued by Korean Treasury, financial institutions and corporations as well as marketable equity securities. The Group classifies its debt securities in one of three categories: trading, available-for-sale, or held-to-maturity and its equity securities into trading or available-for-sale. Trading securities are bought and held principally for the purpose of selling them in the near term. Held-to-maturity debt securities are those securities in which the Group has the positive intent and ability to hold the security until maturity. All securities not included in trading or held-to-maturity are classified as available-for-sale.

Available-for-sale securities are recorded at fair value. Held-to-maturity debt securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale securities are determined using the moving average method for equity securities or specific identification method for debt securities.

As of January 1, 2009, the Group adopted FSP FAS 115-2 and FAS 124-2 (now ASC 320-10, Investments-Debt and Equity Securities: Recognition of an Other-than-temporary impairment, “OTTI”) (formerly FSP FAS 115-2 and FAS 124-2). OTTI must be recognized if an investor has the intent to sell the debt security or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. In addition, the guidance changes the amount of impairment to be recognized in current-period earnings when an investor does not have the intent to sell, or if it is more likely than not that it will not be required to sell the debt security, as in these cases only the amount of the impairment associated with credit losses is recognized in income, while the rest of the fair value loss is recognized in other comprehensive income. But declines in the fair value of available-for-sale equity securities below their cost that are deemed to be other-than-temporary are recorded in earnings. When the Group does not intend to sell available-for-sale equity or debt securities in an unrealized loss position, potential OTTI is considered using a variety of factors, including the length of time and extent to which the market value has been less than cost; adverse conditions specifically related to the industry, geographic area or financial condition of the issuer or underlying collateral of a security; payment structure of the security; changes to the rating of the security’s issuer; the volatility of the fair value changes; and changes in fair value of the security after the balance sheet date. For equity securities, the Group considers the above factors, as well as the Group’s intent and ability to retain its investment for a period of time sufficient to allow for any anticipated recovery in market value, and whether evidence exists to support a realizable value equal to or greater than the carrying value.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity or available-for-sale security as an adjustment to yield using the effective interest method. Dividend and interest income are recognized when earned.

Certain equity securities that do not have readily determinable fair values or have sales restrictions exceeding one year are classified as other investments under other assets. For investments in which the Group has significant influence over the investees, the equity method is applied. Certain alternative investments which meet both of the criteria under ASC 820-10-15-4 are measured at fair value determined by net asset value per share and the resulting valuation gain or loss is recognized through profit or loss which is recorded in non-interest income. All the other equity securities included in the category of other investments are recorded using the cost method under which there is no change to the cost basis unless there is other-than-temporary decline in value. If the decline is determined to be other-than-temporary, the Group writes down the cost basis of the investment to its fair value. The amount of write-down is included in earnings under non-interest expense and dividend income earned on these securities is recorded in non-interest income.

Shinhan National Pension Service PEF 1st and Shinhan PEF 2nd, the Group’s subsidiaries, engage exclusively in venture capital activities. Venture capital investments are not within the scope of ASC 320-10 (formerly SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities (SFAS 115)), and are subject to specialized industry accounting for investment companies. Venture capital investments are recorded as trading assets and are carried at fair value with net changes in fair value recognized in net trading profits (losses). The fair values of publicly-traded securities held by these subsidiaries are generally based on quoted market prices. Securities that are held by these subsidiaries that are not publicly traded are initially recorded at cost, which is deemed to approximate the fair value as of the acquisition date. Subsequent to acquisition, management estimates the fair value based on investee transactions with unaffiliated parties, management’s review of the investee’s financial results and condition or the latest obtainable net asset value of the investees.

Loans

Loans

Loans are reported at their outstanding principal balances net of any unearned income, charge-offs, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to income over the lives of the related loans. Unearned income, discounts and premiums are amortized using methods that approximate the effective interest method.

The Group generally ceases the accrual of interest when principal or interest payments become past due. Any unpaid interest previously accrued on such loans is reversed from income, and thereafter interest is recognized only to the extent payments are received. In applying payments on delinquent loans, payments are applied first to delinquent interest and normal interest, and then to principal until it is paid in full. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current. Interest accruals are continued for past-due loans collateralized by customer deposits.

Securities received by the Group involving loans that are restructured or settled are recorded at fair value of the security at the date of restructuring or settlement. Any difference between the security’s fair value and the net carrying amount of the loan is recorded as a charge-off or recovery, as appropriate.

Transfers of loans to third parties are accounted for as sales when control is surrendered to the transferee. The Group derecognizes such loans from the balance sheet including any related allowance and deferred loan origination costs, and recognizes all assets obtained, and liabilities incurred, including any recourse obligations to the transferee, at fair value. Any resulting gain or loss on the sales is recognized in earnings. Conversely, the Group recognizes loans transferred from third parties on the balance sheet when the Group obtains control of the loans or participates in a loan originated by another financial institution.

The Group provides equipment financing to its customers through a variety of lease arrangements. Direct financing leases are carried at the sum of the aggregate of minimum lease payments receivable, estimated unguaranteed residual value of the lease property and unamortized initial direct costs, less unearned income. Unearned income and initial direct costs are amortized to income using the effective interest method.

The Group purchases loans with and without evidence of credit quality deterioration since origination. Those loans with evidence of credit quality deterioration for which it is probable, at the time of acquisition, that all amounts due according to the contractual terms of the loan agreement will not be collected are accounted for under ASC 310-30 (formerly AICPA Statement of Position (SOP) 03-3, Accounting for Certain Loans or Debt Securities Acquired in a Transfer (SOP 03-3)). The Group analyzes for differences between contractual cash flows and cash flows expected to be collected from an investor’s initial investment in loans acquired in a transfer and if those differences are attributable, at least in part, to credit quality, such loans are recorded at fair value and “carrying over” or the creation of valuation allowances in the initial accounting of loans acquired in a transfer is prohibited. The prohibition of the valuation allowance carryover applies to the purchase of an individual loan, a pool of loans, a group of loans, and loans acquired in a purchase business combination. The excess of cash flows expected at purchase over the purchase price is recorded as interest income over the life of the loan. For those loans not within the scope of ASC 310-30, any difference between the purchase price and the par value of the loan is reflected in interest income over the life of the loan.

Allowance for Loan Losses

Allowance for Loan Losses

The Group’s allowance for loan losses is based upon management’s continuing review and evaluation of the loan portfolio and is management’s best estimate of probable losses that have been incurred as of the balance sheet date. The determination of the allowance for loan losses hinges upon various judgments and assumptions, including but not limited to, management’s assessment of probable losses on individual loans, domestic and international economic conditions, loan portfolio composition, transfer risks and prior loan loss experience. The allowance for loan losses is increased by the provision for loan losses, which is charged against current period operating results and decreased by the amount of charge-offs, net of recoveries.

The Group’s allowance for loan losses consists of (a) specific allowances for specifically identified impaired borrowers, and (b) general allowances for homogeneous pools of commercial and consumer loans, and other loans which are not specifically identified as impaired.

A commercial loan is considered impaired when, after consideration of current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. The Group considers the following types of loans to be impaired:

•	Loans classified as “substandard” or below according to asset classification guidelines of the Financial Services Commission (FSC) of the Republic of Korea.

•	Loans that are more than 90 days past due; and

•	Loans which are “troubled debt restructurings” under US GAAP

Once a loan has been identified as individually impaired, impairment is measured in accordance with ASC 310-10 (formerly SFAS No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS 118 (SFAS 114)). The Group’s measurement of the impairment of a loan, with the exception of large groups of smaller-balance homogeneous loans that are collectively evaluated for impairment, is based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, on the loan’s observable market price or on the fair value of the collateral if the loan is collateral dependent. If the resulting value is less than the book value of the loan, a specific allowance is established for an amount equal to the difference. Any amounts deemed uncollectible are charged against the allowance for loan losses. Recoveries of previously charged-off amounts are credited to the allowance for loan losses. Impairment criteria are applied to the entire loan portfolio, exclusive of leases and smaller-balance homogeneous loans such as residential mortgage, consumer loans and credit cards, which are evaluated collectively for impairment. Smaller-balance commercial loans, managed on a portfolio basis, are also evaluated collectively for impairment.

The allowance for non-impaired corporate loans, consumer loans and credit card loans is determined using several modeling tools, including a delinquency roll-rate model for credit cards, as well as a risk rating migration model for homogeneous pools of consumer and commercial loans. The loss factors developed through the use of such models are based on the Group’s historical loss experiences and may be adjusted for significant factors that, in management’s judgment, affect the collectibility of the portfolio as of the evaluation date.

The Group charges off unsecured consumer and credit card loan amounts past due greater than 180 days and the amount deemed uncollectible on financing leases is charged off when past due greater than one year.

Allowance for Off-Balance Sheet Credit Instruments

Allowance for Off-Balance Sheet Credit Instruments

The Group maintains an allowance for credit losses on off-balance sheet credit instruments, such as commitments to extend credit, guarantees, acceptances, standby and commercial letters of credit and other financial instruments to absorb estimated probable losses related to these unfunded credit facilities. The allowance is estimated based on the assessment of the probability of commitment usage and credit risk factors for loans outstanding to these same customers. The allowance for credit losses for off-balance sheet credit instruments is included in other liabilities.

The Group began to use, with respect to the guarantees and acceptances, past three years average actual conversion ratio of impaired guarantee as credit conversion factor (“CCF”) in calculating exposure at default (“EAD”) of impaired guarantee, considering the relieved global economic crisis in 2010. Previously, the Group used 100% as CCF applied to impaired guarantee in calculating EAD.

Foreclosed Assets

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, the assets are carried at the lower of their carrying amounts or fair values, less cost to sell, based on periodic valuation reviews performed by management. Revenues and expenses from operations and changes in the valuation allowance are included in other non-interest expense.

Securitizations

Securitizations

The Group primarily securitizes corporate loans, credit card receivables, mortgages and student loans.

There are two key accounting determinations that must be made relating to securitizations. First, in the case where the Group originated or owned the financial assets transferred to the securitization entity, a decision must be made as to whether that transfer is considered a sale under generally accepted accounting principles. If it is a sale, the transferred assets are removed from the Group’s consolidated balance sheets with a gain or loss recognized. Alternatively, when the transfer is not considered as a sale but rather a financing, the assets will remain on the Group’s consolidated balance sheets with an offsetting liability recognized in the amount of proceeds received.

Second, determination must be made as to whether the securitization entity is sufficiently independent. If so, the entity would not be included in the Group’s consolidated financial statements. For each securitization entity with which it is involved, the Group makes a determination of whether the entity should be considered a subsidiary of the Group and be included in its consolidated financial statements or whether the entity is sufficiently independent that it does not require consolidation. If the securitization entity is determined to be a VIE, the Group consolidates the VIE, if it is the primary beneficiary.

Interest in the securitized and sold loans may be retained in the form of subordinated debts. Retained interests are primarily recorded as available-for-sale investments. Gains or losses on securitization and sale depend in part on the previous carrying amount of the loans involved in the transfer and proceeds are allocated between the loans sold and the retained interests based on their relative fair values at the date of sale. Gains are recognized at the time of securitization and are reported in non-interest income or expense.

The Group values its securitized retained interest at fair value using either financial models, quoted market prices, or sales of similar assets. Where quoted market prices are not available, the Group estimates the fair value of these retained interests by determining the present value of expected future cash flows using modeling techniques that incorporate management’s best estimates of key assumptions, including prepayment speeds, credit losses, and discount rates.

Transfers of Financial Assets

Transfers of Financial Assets

For a transfer of financial assets to be considered a sale, the assets must have been isolated from the Group, even in bankruptcy or other receivership; the purchaser must have the right to sell or pledge the assets transferred and the Group does not maintain effective control. If these sale requirements are met, the assets are removed from the Group’s consolidated balance sheet. If the conditions for sale are not met, the transfer is considered to be a secured borrowing, and the assets remain on the consolidated balance sheet. The sale proceeds are recognized as the Group’s liability. A legal opinion on a sale is generally obtained for complex transactions or where the Group has continuing involvement with assets transferred or with the securitization entity. Those opinions must state that the asset transfer is considered a sale and that the assets transferred would not be consolidated with other assets in the event of the Group’s insolvency.

Premises and Equipment

Premises and Equipment

Buildings, equipment and furniture, leasehold improvements and operating lease assets are stated at cost less accumulated depreciation and amortization. Equipment under capital leases are stated at the present value of minimum lease payments less unguaranteed residual value. Depreciation of buildings and operating lease assets is calculated on the straight-line method over the estimated useful lives of the assets. Depreciation of equipment and furniture is calculated on a declining balance method over the estimated useful lives of the assets. Equipment under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful lives of the assets. Gains or losses on sale of premises and equipment are determined by reference to their carrying amounts. Maintenance and repairs are charged to expense as incurred.

The Group capitalizes certain direct costs related to developing software for internal use, and amortizes such costs on a straight-line basis once the software is available for use in accordance with the ASC 350-40 (formerly SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use).

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the cost of an acquired business in excess of the fair value of the net assets acquired. Other intangible assets represent purchased assets that also lack physical substance but can be distinguished from goodwill because of contractual or other legal rights, or because the asset is capable of being sold or exchanged either on its own or in connection with a related contract, asset, or liability. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually in accordance with the provisions of ASC 350-10 (formerly SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142)). Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with ASC 360-10 (formerly SFAS No. 144, Accounting for Impairment or Disposal of Long-Lived Assets (SFAS 144)).

The Group’s finite-lived intangible assets are comprised of core deposit, credit card relationship, brokerage customer relationship, Korea Securities Finance Corporation (KSFC) deposit and valuation of business acquired (VOBA) intangibles. Core deposit intangibles represent the value of the funding provided by a base of acquired demand and savings accounts, which the Group can expect to maintain for an extended period of time because of generally stable customer relationships. Credit card relationship and brokerage customer relationship intangibles reflect the value of revenues to be derived from a base of acquired customer credit card and brokerage accounts’ activities, which the Group can expect to maintain for an extended period of time. KSFC deposit intangibles represent the positive spread realized on the differences between the interest rate paid to the customers and the interest rate paid on the deposit with KSFC, which the Group can expect to maintain for an extended period of time. VOBA intangible represents the present value of future profits embedded in the acquired business, which is determined by estimating the net present value of future cash flows from the contracts in force at the date of acquisition. The Group has established VOBA primarily for its acquired traditional, interest-sensitive and variable businesses. Each of the traditional and interest-sensitive businesses is composed of life insurance and annuity contacts.

The finite-lived intangibles except VOBA are amortized using sum-of-the-years’-digit method over their estimated useful lives, which range from 1 to 18 years. The estimated weighted-average life of brokerage customer relationship intangibles, KSFC deposit intangibles and Shinhan Bank’s core deposit intangibles and credit card relationship intangibles are approximately 3, 3, 9 and 6 years, respectively, reflecting the run-off of economic value. VOBA is amortized over the effective lives of the acquired contracts. For acquired traditional business, VOBA is amortized in proportion to gross premiums of insurance in force, as applicable. For acquired interest-sensitive and variable businesses, VOBA is amortized in proportion to gross profits arising from the contracts and anticipated future experience, which is evaluated regularly.

The Group’s indefinite-lived intangible assets are composed of court deposits of Shinhan Bank and KSFC borrowings. Court deposit intangible asset represents the value of the funding provided by a base of court deposit accounts acquired in a business combination which the Group can expect to maintain for an indefinite period because that court deposit will be maintained indefinitely once appointed by courts. KSFC borrowing represents the value of the low cost funding from KSFC compared to the next available funding source in the market, and the Group expects to benefit from the borrowing agreement indefinitely because that borrowing agreement lasts indefinitely in accordance with the Securities and Exchange Act of Korea.

Deferred Policy Acquisition Costs (DAC)

Deferred Policy Acquisition Costs (DAC)

Deferred Policy Acquisition Costs (DAC), included in other assets, represent the costs of acquiring new business, principally commissions, certain underwriting and agency expenses directly attributable to the policies written, and the cost of issuing policies.

For traditional business, DAC is amortized over the premium-paying periods of the related policies, in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue in accordance with ASC 944-20 (formerly SFAS No. 60, Accounting and Reporting by Insurance Enterprises (SFAS 60)). Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

For interest-sensitive and variable businesses, DAC is amortized at a constant rate based upon the present value of estimated gross profits expected to be realized in accordance with ASC 944-20 (formerly SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from Sale of Investments (SFAS 97)). The effect of changes in estimated gross profits on unamortized deferred acquisition costs is reflected in the period such estimated gross profits are revised.

Deferred policy acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not recoverable, are charged to expense. All other acquisition expenses are charged to operations as incurred.

Future Policy Benefits

Future Policy Benefits

The Group’s liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. Major assumptions used for future policy benefits are mortality and interest rate. Expected mortality is generally based on the Group’s historical experience and the standard industry table including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Group to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

The Group’s liability for future policy benefits also includes a liability for unpaid claims and claim adjustment expenses. The Group does not establish loss reserves until a loss has occurred. However, unpaid claims and claim adjustment expenses include estimates of claims that the Group believes have been incurred but have not yet been reported as of the balance sheet date. The Group’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts and unearned revenue.

Separate Account Assets and Liabilities

Separate Account Assets and Liabilities

Separate account assets and liabilities are reported at fair value and represent segregated funds that are invested for certain policyholders. The assets consist of equity securities, policy loans and cash equivalents. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Group. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Group with respect to certain accounts. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the consolidated statements of income. Separate account assets and liabilities are included in other assets and accrued expenses and other liabilities, respectively, and amounted to (Won)1,090,887 million and (Won)1,351,595 million as of December 31, 2009 and 2010, respectively.

Insurance Premium

Insurance Premium

Insurance Premiums from long-duration contracts, other than interest-sensitive life contracts, are earned when due as determined by the respective contract and estimates for premiums due but not yet collected are accrued. Premium collected for interest-sensitive contracts are not reported as revenue in the consolidated statements of income. Premiums from short-duration insurance contracts, principally accident and health policies, are earned over the related contract period.

Impairment

Impairment

In accordance with ASC 360-10 (formerly SFAS 144), long-lived assets, such as premises, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows or quoted market prices in active markets if available, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the consolidated balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheet.

Goodwill and intangible assets that have indefinite useful lives are tested annually for impairment, and are tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value. For goodwill, the impairment determination is made at the reporting unit level and consists of two steps. First, the Group determines the fair value of a reporting unit and compares it to its carrying amount. Second, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to purchase price allocation, in accordance with ASC 805-10 (formerly SFAS No. 141, Business Combinations (SFAS 141)). The residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill.

Share-Based Compensation

Share-Based Compensation

The Group uses a fair value method of accounting for share-based compensation provided to its employees and key executives. The Group values stock options issued based upon an option-pricing model and recognizes this value as an expense, adjusted for forfeitures, over the period in which the options are vested.

Commissions and Fees

Commissions and Fees

Commissions and fees primarily consist of brokerage fees and commissions, credit card fees, fees on guarantees and import/export letters of credit, and commissions received on remittance, cash dispenser service, cash management services and others. These fees are recognized over the period during which the related services are rendered.

Net Trust Management Fees

Net Trust Management Fees

The Group manages funds on behalf of its customers through operations of various trust accounts. The Group recognized such management fees when earned. The Group is also entitled to receive performance-based fees for certain trust accounts. These fees, if earned, are recognized at the end of the performance period. In addition, the Group is liable to compensate trust account holders for losses incurred in certain trust accounts, subject to minimum return and principal guarantees. Such losses arising from the trusts underperforming the guaranteed level are accrued at the end of each applicable year when they are considered probable and reasonably estimable, and are included in net trust management fees.

Co-Branding Credit Card Arrangements

Co-Branding Credit Card Arrangements

The Group has co-brand arrangements with certain vendors that entitle a cardholder to receive benefits, such as airline frequent-flyer points, based on purchases made with the credit card. These arrangements have remaining terms not exceeding five years. The Group makes monthly payments to certain co-brand partners based on the volume of cardholders’ purchases and on the number of points awarded to cardholders, and to the other co-brand partners, based on the numbers of points redeemed by the cardholders. The payments to the co-brand partners are estimated based on historical payment experience and are recorded in accrued expenses and other liabilities.

Dormant Accounts

Dormant Accounts

Customers’ deposits with a positive balance but no earnings for an extended period of time are considered dormant accounts. The Group elected to transfer the dormant accounts of consumer deposits to a dormant account foundation in accordance with regulations on dormant accounts and has accounted for such amounts as other liabilities. The Group recognized gain on dormant accounts of corporate deposits excluding expected redemption amounts as other non-interest income.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred tax assets, including the tax effect on the tax loss carryforwards, are recognized to the extent it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible. To the extent the deferred tax assets are not more likely than not realizable, a valuation allowance is recognized.

The Group accounts for income tax uncertainties under ASC 740-10, which requires a two-step process in evaluating income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the financial statements. Each income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon settlement. The Group classifies interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Earnings Per Share

Earnings Per Share

Earnings per share is computed after recognition of preferred stock dividend requirements. Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. It is computed after giving consideration to the weighted average dilutive effect of the Group’s stock option, bonds with stock purchase warrants and redeemable convertible preferred stock. Dilutive potential common shares are calculated using the treasury stock method and if-converted method.

Comprehensive Income

Comprehensive Income

The Group records unrealized gains and losses on available-for-sale securities and foreign currency translation adjustments in accumulated other comprehensive income (AOCI), net of taxes. Unrealized gains and losses on available-for-sale securities are reclassified to net income as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to net income at the time of the recognition. Translation gains or losses on foreign currency translation adjustments are reclassified to net income upon sale or liquidation of investments in foreign operations.

Convenience Translation

Convenience Translation

The Group operates primarily in Korea and its official accounting records are maintained in Korean Won. The US dollar amounts are provided herein as supplementary information solely for the convenience of the reader. Korean Won amounts are expressed in US dollars at the rate of (Won)1,130.60: US $1, the United States Federal Reserve Bank of New York noon buying exchange rate in effect on December 31, 2010. Such convenience translation into US dollar should not be construed as representations that the Korean Won amounts have been, could have been, or could in the future be converted into US dollars at this or any other rate of exchange.

Reclassification	Reclassification Certain reclassifications have been made in the prior years’ consolidated financial statements to conform to the current year presentation for comparative purposes.

General Information and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Principal Subsidiaries of Shinhan Financial Group Co., Ltd

The principal subsidiaries of the Group at December 31 are as follows:

	Country of Incorporation	Percentage of ownership(1)
		2008	2009	2010
Shinhan Bank	Korea	100%	100%	100%
Shinhan Investment Corp. (Formerly Good Morning Shinhan Securities Co., Ltd.)(2)	Korea	100%	100%	100%
Shinhan Card Co., Ltd.	Korea	100%	100%	100%
Shinhan Capital Co., Ltd.	Korea	100%	100%	100%
Jeju Bank	Korea	62.42%	68.88%	68.88%
Shinhan Credit Information Co., Ltd.	Korea	100%	100%	100%
Shinhan Private Equity Inc.	Korea	100%	100%	100%
Shinhan Life Insurance Co., Ltd.	Korea	100%	100%	100%
SHC Management Co., Ltd.	Korea	100%	100%	100%
Shinhan Data System Co., Ltd	Korea	100%	100%	100%

Note:

(1)	Direct and indirect ownership are combined. All holdings are in common stock of the respective subsidiaries.

(2)	On August 24, 2009, the former Good Morning Shinhan Securities Co., Ltd. changed its name to “Shinhan Investment Corp.”.

Estimated Useful Lives of Premises and Equipment

The estimated useful lives of premises and equipment are as follows:

Buildings	40 years
Equipment and furniture	4 ~ 5 years
Leasehold improvements	5 years
Operating lease assets	3 ~ 5 years
Capitalized software costs	4 ~ 5 years

Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2010
Details of Restricted Cash

The following table summarizes the details of restricted cash at December 31:

	2009		2010
	(in millions of Won)

Reserve deposits with the Bank of Korea (BOK)	(Won)	6,729,167	(Won)	4,202,466
Cash restricted for investment activities		845,155		1,096,820
Other		399,595		259,401

	(Won)	7,973,917	(Won)	5,558,687

Call Loans and Securities Purchased under Resale Agreements (Tables)	12 Months Ended
Dec. 31, 2010
Call Loans and Securities Purchased Under Resale Agreements, at Carrying Values

The following table summarizes call loans and securities purchased under resale agreements, at their respective carrying values, at December 31:

	2009		2010
	(in millions of Won)

Call loans	(Won)	902,667	(Won)	766,177
Securities purchased under resale agreements		443,577		1,476,647

	(Won)	1,346,244	(Won)	2,242,824

Trading Activities (Tables)	12 Months Ended
Dec. 31, 2010
Trading Assets, at Fair Value

The following table summarizes the details of trading assets, at fair value, at December 31:

	2009		2010
	(in millions of Won)
Debt securities:
Korean treasury and governmental agencies	(Won)	1,523,695	(Won)	3,225,335
Corporations		1,176,562		1,897,386
Mortgage-backed and asset-backed securities		872,987		470,501
Financial institutions		2,104,094		4,886,533
Equity securities		746,962		830,691
Derivative instruments:
Foreign exchange derivatives		3,426,615		1,630,922
Interest rate derivatives		898,554		924,517
Equity derivatives		286,919		1,253,186
Credit derivatives		2,546		349
Commodity derivatives		1,896		5,525
Other trading assets — commodity indexed deposits		256,246		153,457

	(Won)	11,297,076	(Won)	15,278,402

Trading Liabilities, at Fair Value

The following table summarizes the details of trading liabilities, at fair value, at December 31:

	2009		2010
	(in millions of Won)
Derivative instruments:
Foreign exchange derivatives	(Won)	2,800,680	(Won)	1,322,598
Interest rate derivatives		1,134,514		874,208
Equity derivatives		285,302		1,214,792
Credit derivatives		23,076		422
Commodity derivatives		2,493		5,119
Other trading liabilities — commodity indexed deposits		318,969		198,619

	(Won)	4,565,034	(Won)	3,615,758

Trading Profits (Losses)

The following table presents trading profits (losses) for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Debt securities	(Won)	128,385	(Won)	(88,422)	(Won)	43,561
Equity securities		(108,652)		81,052		14,729
Derivative instruments		590,779		(513,413)		879,066
Other trading activities — commodity indexed deposits		(26,182)		3,821		(784)

Net trading profits (losses)	(Won)	584,330	(Won)	(516,962)	(Won)	936,572

Securities (Tables)	12 Months Ended
Dec. 31, 2010
Available-For-Sale and Held-To-Maturity Securities

The following table summarizes the details of the Group’s available-for-sale and held-to-maturity securities at December 31:

	2009								2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value		Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	8,696,449	(Won)	74,727	(Won)	49,177	(Won)	8,721,999	(Won)	10,296,330	(Won)	219,161	(Won)	13,986	(Won)	10,501,505
Corporations		2,222,460		92,521		7,189		2,307,792		2,328,476		75,952		4,288		2,400,140
Financial institutions		11,005,207		185,646		26,589		11,164,264		9,376,315		160,857		4,749		9,532,423
Foreign governments		169,087		2,875		1,794		170,168		153,660		3,605		7,674		149,591
Mortgage-backed and asset-backed securities		2,280,105		15,867		11,788		2,284,184		1,945,427		3,213		1,579		1,947,061
Marketable equity securities		2,084,668		924,779		45,959		2,963,488		1,955,455		943,099		31,293		2,867,261

	(Won)	26,457,976	(Won)	1,296,415	(Won)	142,496	(Won)	27,611,895	(Won)	26,055,663	(Won)	1,405,887	(Won)	63,569	(Won)	27,397,981

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	8,138,424	(Won)	65,026	(Won)	55,677	(Won)	8,147,773	(Won)	9,661,043	(Won)	328,734	(Won)	4,423	(Won)	9,985,354
Corporations		363,259		10,566		1,513		372,312		469,388		12,890		33		482,245
Financial institutions		4,092,996		47,463		23,061		4,117,398		2,266,826		72,326		5,002		2,334,150
Foreign governments		35,885		—		203		35,682		59,276		410		—		59,686
Mortgage-backed and asset-backed securities		163,054		4,690		314		167,430		130,485		2,308		—		132,793

	(Won)	12,793,618	(Won)	127,745	(Won)	80,768	(Won)	12,840,595	(Won)	12,587,018	(Won)	416,668	(Won)	9,458	(Won)	12,994,228

Note:

(1)

On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.

Decreases in value Deemed to be Other-Than-Temporary

The Group has recognized total impairment losses on available-for-sale and held-to-maturity debt securities other than unrealized portion of impairment losses on debt securities as net impairment losses on debt securities in earnings and impairment losses on available-for-sale equity securities included in net gains on securities in earnings, where decreases in value were deemed to be other-than-temporary during the years ended December 31, as follows:

	2008		2009		2010
	(in millions of Won)
Available-for-sale securities
Debt securities
Total other-than-temporary impairment losses	(Won)	147,695	(Won)	11,486	(Won)	8,748
Unrealized other-than-temporary impairment losses recognized in OCI		—		957		—

Net impairment losses on debt securities		147,695		10,529		8,748
Equity securities		97,371		94,791		905

	(Won)	245,066	(Won)	105,320	(Won)	9,653

Held-to-maturity securities
Debt securities	(Won)	1,199	(Won)	2,776	(Won)	442

Total other-than-temporary impairment losses	(Won)	246,265	(Won)	108,096	(Won)	10,095

Roll-Forward of Credit Losses Component Recognized in Earnings

The following table presents a roll-forward of the credit losses component recognized in earnings in 2010.

	2010
	(in millions of Won)
Balance, beginning of year	(Won)	87,916
Additions:
Credit impairments on securities that have been previously impaired		442
Credit impairments on securities not previously impaired		8,748
Reductions:
For securities sold (or matured)		4,675
For increases in expected cash flows		1

Balance, end of year	(Won)	92,430

Current Fair Value and the Associated Unrealized Losses on Investments in Securities

The following table sets forth the current fair value and the associated unrealized losses on investments in available-for-sale debt securities, marketable equity securities and held-to-maturity debt securities with unrealized losses at December 31, 2009 and 2010, by length of time that individual securities in each category had been in a continuous loss position:

	2009
	Less than 12 months				12 months or longer				Total
	Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	4,020,926	(Won)	(48,676)	(Won)	73,013	(Won)	(501)	(Won)	4,093,939	(Won)	(49,177)
Corporations		557,862		(5,794)		252,708		(1,395)		810,570		(7,189)
Financial institutions		4,921,593		(15,369)		315,941		(11,220)		5,237,534		(26,589)
Foreign governments		55,949		(1,794)		—		—		55,949		(1,794)
Mortgage-backed and asset-backed securities		67,085		(5,633)		230,250		(6,155)		297,335		(11,788)
Marketable equity securities		394,303		(39,624)		108,223		(6,335)		502,526		(45,959)

	(Won)	10,017,718	(Won)	(116,890)	(Won)	980,135	(Won)	(25,606)	(Won)	10,997,853	(Won)	(142,496)

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	3,542,310	(Won)	(54,868)	(Won)	54,216	(Won)	(809)	(Won)	3,596,526	(Won)	(55,677)
Corporations		89,265		(1,132)		5,462		(381)		94,727		(1,513)
Financial institutions		536,707		(21,058)		123,511		(2,003)		660,218		(23,061)
Foreign governments		9,206		(203)		—		—		9,206		(203)
Mortgage-backed and asset-backed securities		49,703		(314)		—		—		49,703		(314)

	(Won)	4,227,191	(Won)	(77,575)	(Won)	183,189	(Won)	(3,193)	(Won)	4,410,380	(Won)	(80,768)

Total temporarily impaired securities	(Won)	14,244,909	(Won)	(194,465)	(Won)	1,163,324	(Won)	(28,799)	(Won)	15,408,233	(Won)	(223,264)

	2010
	Less than 12 months				12 months or longer				Total
	Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	1,853,839	(Won)	(13,855)	(Won)	5,127	(Won)	(131)	(Won)	1,858,966	(Won)	(13,986)
Corporations		453,715		(3,886)		22,933		(402)		476,648		(4,288)
Financial institutions		2,494,730		(4,728)		4,122		(21)		2,498,852		(4,749)
Foreign governments		3,593		(13)		—		—		3,593		(13)
Mortgage-backed and asset-backed securities		88,200		(5,450)		263,450		(3,790)		351,650		(9,240)
Marketable equity securities		37,902		(4,922)		423,530		(26,371)		461,432		(31,293)

	(Won)	4,931,979	(Won)	(32,854)	(Won)	719,162	(Won)	(30,715)	(Won)	5,651,141	(Won)	(63,569)

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	477,768	(Won)	(4,423)	(Won)	—	(Won)	—	(Won)	477,768	(Won)	(4,423)
Corporations		10,445		(33)		—		—		10,445		(33)
Financial institutions		—		—		54,998		(5,002)		54,998		(5,002)

	(Won)	488,213	(Won)	(4,456)	(Won)	54,998	(Won)	(5,002)	(Won)	543,211	(Won)	(9,458)

Total temporarily impaired securities	(Won)	5,420,192	(Won)	(37,310)	(Won)	774,160	(Won)	(35,717)	(Won)	6,194,352	(Won)	(73,027)

Interest and Dividends on Securities

The following table sets forth interest and dividends on securities for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Interest income	(Won)	1,711,604	(Won)	1,793,399	(Won)	1,779,899
Dividends		63,477		58,779		67,561

	(Won)	1,775,081	(Won)	1,852,178	(Won)	1,847,460

Amortized Cost and Estimated Fair Value of the Group's Available-for-Sale and Held-to-Maturity Debt Securities

The following table sets forth the amortized cost and estimated fair value of the Group’s available-for-sale and held-to-maturity debt securities at December 31, 2010 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	Available-for-sale Debt Securities				Held-to-maturity Debt Securities
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(in millions of Won)
Within 1 year	(Won)	8,557,167	(Won)	8,606,375	(Won)	1,628,261	(Won)	1,651,380
Over 1 year through 5 years		12,554,699		12,818,707		7,910,965		8,167,992
Over 5 years through 10 years		2,647,169		2,756,435		2,214,749		2,302,569
Over 10 years		341,173		349,203		833,043		872,287

	(Won)	24,100,208	(Won)	24,530,720	(Won)	12,587,018	(Won)	12,994,228

Loans (Tables)	12 Months Ended
Dec. 31, 2010
Details of the Loan Portfolio

The following table summarizes the details of the loan portfolio at December 31:

	2009		2010
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	54,479,473	(Won)	59,610,344
Other commercial		34,770,389		34,601,192
Lease financing		1,559,652		1,578,151
Consumer:
Mortgage and home equity		40,022,157		44,646,443
Credit cards		15,116,757		17,479,346
Other consumer		23,306,609		22,041,860

Total loans, gross		169,255,037		179,957,336
Deferred loan origination costs (fees)		(23,497)		27,929

		169,231,540		179,985,265
Less: Allowance for loan losses		(3,637,994)		(3,395,864)

Total loans, net	(Won)	165,593,546	(Won)	176,589,401

Loans Acquired in Connection with LG Card Acquisition for which it was Probable at Acquisition that all Contractually Required Payments would not be Collected

The loans acquired during 2007 in connection with LG Card acquisition for which it was probable at acquisition that all contractually required payments would not be collected are as follows:

	2007
	(in millions of Won)

Contractually required payments receivable at acquisition	(Won)	619,928
Cash flows expected to be collected at acquisition		323,069
Fair value of acquired receivables at acquisition		220,538

Changes in the Accretable Yield

The changes in the accretable yield for 2009 and 2010 are as follows:

	2009		2010
	(in millions of Won)

Balance at beginning of year	(Won)	71,210	(Won)	46,122
Purchases		—		—
Accretion of accretable yield		(52,424)		(21,146)
Increase to expected cash flows		27,336		(1,999)

Balance at end of year	(Won)	46,122	(Won)	22,977

Impaired Loans

Impaired loans are those on which the Group believes it is probable that it will not be able to collect all amounts due according to the contractual terms of the loans. The following table sets forth information about the Group’s impaired loans by portfolio at December 31:

	2010
	Impaired loans
	Impaired loans with an allowance		Impaired loans without an allowance		Allowance for impaired loans		Average balance for impaired loans		Interest income from impaired loans
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	1,399,375	(Won)	38,269	(Won)	741,304	(Won)	1,323,512	(Won)	52,611
Other commercial		997,634		11,233		494,183		864,487		15,830
Lease financing		11,161		1,234		9,771		12,395		—

	(Won)	2,408,170	(Won)	50,736	(Won)	1,245,258	(Won)	2,200,394	(Won)	68,441

	2008		2009
	(in millions of Won)
Impaired loans with an allowance	(Won)	1,953,024	(Won)	2,111,904
Impaired loans without an allowance		224,570		213,763

Total impaired loans	(Won)	2,177,594	(Won)	2,325,667

Allowance for impaired loans	(Won)	1,181,446	(Won)	1,350,209
Average balance of impaired loans during the year		1,910,041		2,117,768
Interest income recognized on impaired loans		79,251		48,223

Loan Aging Schedule (Excluding Accrued Interest) for all Loans by Portfolio

The following table shows the aging schedule (excluding accrued interest) for all loans by portfolio at December 31:

	2010
	Current		Past due up to 3 Months		Past due 3-6 Months		Past due more than 6 Months		Total Amount
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	58,870,975	(Won)	365,186	(Won)	154,889	(Won)	219,294	(Won)	59,610,344
Other commercial		34,062,816		99,789		184,567		254,020		34,601,192
Lease financing		1,532,604		38,234		4,730		2,583		1,578,151

	(Won)	94,466,395	(Won)	503,209	(Won)	344,186	(Won)	475,897	(Won)	95,789,687

Consumer:
Mortgages and home equity	(Won)	44,536,723	(Won)	82,250	(Won)	17,252	(Won)	10,218	(Won)	44,646,443
Other consumer		21,868,538		134,503		29,083		9,736		22,041,860
Credit cards		16,853,336		511,724		114,209		77		17,479,346

	(Won)	83,258,597	(Won)	728,477	(Won)	160,544	(Won)	20,031	(Won)	84,167,649

	(Won)	177,724,992	(Won)	1,231,686	(Won)	504,730	(Won)	495,928	(Won)	179,957,336

Credit Quality using Different Credit Factors

The following table shows the amount of loans which are classified based on the Group’s credit quality indicators at December 31, 2010:

	2010
	Strong & Good		Satisfactory		Overdue		Impaired		Total Amount
	(in millions of Won)
Commercial
Commercial and industrial	(Won)	33,837,447	(Won)	23,936,164	(Won)	399,090	(Won)	1,437,643	(Won)	59,610,344
Other commercial		21,707,680		11,805,611		79,033		1,008,868		34,601,192
Lease financing		933,416		604,045		28,295		12,395		1,578,151

	(Won)	56,478,543	(Won)	36,345,820	(Won)	506,418	(Won)	2,458,906	(Won)	95,789,687

Consumer
Mortgages and home equity	(Won)	43,429,773	(Won)	952,695	(Won)	219,789	(Won)	44,186	(Won)	44,646,443
Other consumer		20,078,897		1,679,390		173,308		110,265		22,041,860
Credit cards		15,009,060		1,576,657		436,408		457,221		17,479,346

	(Won)	78,517,730	(Won)	4,208,742	(Won)	829,505	(Won)	611,672	(Won)	84,167,649

	(Won)	134,996,273	(Won)	40,554,562	(Won)	1,335,923	(Won)	3,070,578	(Won)	179,957,336

Loans on Nonaccrual Status and Accruing Loans which are Past Due One Day or More by Loan Portfolio

The following table summarizes the amount of loans on nonaccrual status and accruing loans which are past due one day or more by loan portfolio as of December 31, 2010:

	2010
	Nonaccrual loans		1 or more day past due and still accruing(1)
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	729,582	(Won)	9,787
Other commercial		532,388		5,988
Lease financing		45,547		—

	(Won)	1,307,517	(Won)	15,775

Consumer:
Mortgage and home equity	(Won)	90,285	(Won)	19,435
Credit cards		626,004		6
Other consumer		164,622		8,700

	(Won)	880,911	(Won)	28,141

	(Won)	2,188,428	(Won)	43,916

Note:

(1)	Commercial, consumer loans past due 90 days or more and still accruing amounted to (Won)1,559 million and (Won) 960 million, respectively.

Loans and Debt Securities Modified in Troubled Debt Restructuring

The following table presents loans and debt securities whose terms have been modified in troubled debt restructuring at December 31:

	2008		2009		2010
	(in millions of Won)

Loans	(Won)	747,183	(Won)	1,097,275	(Won)	1,275,284
Debt securities		34,710		28,552		—

	(Won)	781,893	(Won)	1,125,827	(Won)	1,275,284

Movements in the Allowance for Credit Losses

The following table sets forth the movements in the allowance for credit losses for the years ended December 31:

	Allowance for Loan Losses						Allowance for Off-balance Sheet Credit(1)
	2008		2009		2010		2008		2009		2010
	(in millions of Won)
Balance at beginning of year	(Won)	2,099,122	(Won)	3,200,633	(Won)	3,637,994	(Won)	221,558	(Won)	339,384	(Won)	789,810
Provision for loan losses		1,318,772		1,750,738		943,044		—		—		—
Provision for off-balance sheet credit		—		—		—		117,826		450,426		(270,052)
Charge-offs		(916,644)		(1,891,127)		(1,627,488)		—		—		—
Recoveries		699,383		577,750		442,314		—		—		—

Balance at end of year	(Won)	3,200,633	(Won)	3,637,994	(Won)	3,395,864	(Won)	339,384	(Won)	789,810	(Won)	519,758

Note:

(1)	The allowance for off-balance sheet credit is included in other liabilities.

Investment in Direct Financing Leases as Included in the Respective Loan Balances

The following table sets forth the details of the investment in direct financing leases at December 31, as included in the respective loan balances:

	2009		2010
	(in millions of Won)
Gross lease payments receivable	(Won)	1,734,996	(Won)	1,713,416
Estimated unguaranteed residual values		8,522		20,325
Unearned income		(183,866)		(155,590)

		1,559,652		1,578,151

Less: Deferred loan origination fee		(523)		(77)
Allowance for loan losses		(12,866)		(25,989)

	(Won)	1,546,263	(Won)	1,552,085

Scheduled Maturities of Gross Lease Payments Receivable

The following table sets forth the scheduled maturities of gross lease payments receivable at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	715,423
2012		537,894
2013		333,661
2014		52,106
2015		20,476
Thereafter		53,856

	(Won)	1,713,416

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Premises and Equipment

The following table summarizes the details of premises and equipment at December 31:

	2009		2010
	(in millions of Won)
Land	(Won)	1,087,321	(Won)	1,146,906
Buildings		1,019,383		1,052,922
Equipment and furniture		1,120,108		1,001,200
Capitalized software costs		618,835		642,274
Leasehold improvements		246,265		310,569
Construction in progress		2,380		23
Operating lease assets		75,197		52,855

Total premises and equipment, gross		4,169,489		4,206,749
Less: Accumulated depreciation and amortization		(1,732,475)		(1,839,385)

Total premises and equipment, net	(Won)	2,437,014	(Won)	2,367,364

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Movements in Goodwill

The following table sets forth the movements in goodwill:

	Shinhan Bank		Shinhan Capital		Shinhan Card		Shinhan Life Insurance		Total
	(in millions of Won)
Balance at January 1, 2009	(Won)	563,169	(Won)	1,616	(Won)	3,037,808	(Won)	289,800	(Won)	3,892,393
Acquisition		2,824		—		479		—		3,303
Disposition		(30,757)		—		—		—		(30,757)
Impairment loss		(59,517)		—		—		—		(59,517)

Balance at December 31, 2009	(Won)	475,719	(Won)	1,616	(Won)	3,038,287	(Won)	289,800	(Won)	3,805,422

Acquisition		—		—		—		—		—
Disposition		—		—		—		—		—
Impairment loss		—		—		—		—		—

Balance at December 31, 2010	(Won)	475,719	(Won)	1,616	(Won)	3,038,287	(Won)	289,800	(Won)	3,805,422

Movements in Goodwill by Reporting Unit

The following table sets forth the movements in goodwill by reporting unit:

	Retail Banking		Institutional Banking		Private Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Credit Card		Shinhan Life Insurance		Other(1)		Total
	(in millions of won)
Balance at January 1, 2009	(Won)	334,978	(Won)	81,716	(Won)	14,010	(Won)	—	(Won)	—	(Won)	10,495	(Won)	3,037,808	(Won)	289,800	(Won)	123,586	(Won)	3,892,393
Acquisition		1,614		393		67		235		191		51		479		—		273		3,303
Disposition		—		—		—		—		—		—		—		—		(30,757)		(30,757)
Impairment loss		—		—		—		(235)		(191)		—		—		—		(59,091)		(59,517)

Balance at December 31, 2009	(Won)	336,592	(Won)	82,109	(Won)	14,077	(Won)	—	(Won)	—	(Won)	10,546	(Won)	3,038,287	(Won)	289,800	(Won)	34,011	(Won)	3,805,422

Acquisition		—		—		—		—		—		—		—		—		—		—
Disposition		—		—		—		—		—		—		—		—		—		—
Impairment loss		—		—		—		—		—		—		—		—		—		—

Balance at December 31, 2010	(Won)	336,592	(Won)	82,109	(Won)	14,077	(Won)	—	(Won)	—	(Won)	10,546	(Won)	3,038,287	(Won)	289,800	(Won)	34,011	(Won)	3,805,422

Note:

(1)	Relates to reporting units of merchant banking, foreign subsidiaries of Shinhan Bank, Shinhan AITAS, SH Asset Management and Shinhan Capital.

Details of Intangible Assets

The following table summarizes the details of intangible assets at December 31:

		2009						2010
	Weighted Average Years	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
	(in millions of Won)
Brokerage customer relationship	3.4	(Won)	68,266	(Won)	(68,266)	(Won)	—	(Won)	68,266	(Won)	(68,266)	(Won)	—
KSFC deposit	3.4		10,941		(10,941)		—		10,941		(10,941)		—
Core deposit of Shinhan Bank	8.7		825,476		(656,427)		169,049		825,476		(715,587)		109,889
Credit card relationship of Shinhan Card	5.7		1,262,366		(901,879)		360,487		1,262,366		(1,066,116)		196,250
VOBA	—		978,532		(468,217)		510,315		978,532		(529,984)		448,548

Total intangible assets subject to amortization	4.7	(Won)	3,145,581	(Won)	(2,105,730)	(Won)	1,039,851	(Won)	3,145,581	(Won)	(2,390,894)	(Won)	754,687

KSFC borrowing	—		400		—		400		400		—		400
Court deposit of Shinhan Bank	—		226,353		—		226,353		226,353		—		226,353

Total intangible assets not subject to amortization			226,753		—		226,753		226,753		—		226,753

Total intangible assets		(Won)	3,372,334	(Won)	(2,105,730)	(Won)	1,266,604	(Won)	3,372,334	(Won)	(2,390,894)	(Won)	981,440

Estimated Aggregate Amortization Expense on Intangible Assets Subject to Amortization

The following table sets forth the estimated aggregate amortization expense on intangible assets subject to amortization at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	232,247
2012		158,353
2013		88,205
2014		54,129
2015		42,697
Thereafter		179,056

	(Won)	754,687

Other Assets (Tables)	12 Months Ended
Dec. 31, 2010
Details of Other Assets

The following table summarizes the details of other assets at December 31:

	2009		2010
	(in millions of Won)
Accrued interest and dividends receivable	(Won)	1,205,682	(Won)	1,282,957
Receivables for foreign exchange spot contracts		1,491,898		1,036,446
Account receivables		1,648,887		1,167,784
Accrued income		6,499		60,949
Deferred tax assets		689,660		477,548
Other investments(1)		2,568,663		2,763,436
Prepaid expenses		167,562		190,297
Separate account assets		1,090,887		1,351,595
Advances to suppliers		199,602		182,259
Deferred acquisition costs		829,056		1,074,026
Gold assets		56,767		27,614
Other		198,332		185,345

	(Won)	10,153,495	(Won)	9,800,256

Note:

(1)	Other investments include unlisted equity securities, securities with sales restriction, fund investments and investments accounted for the equity method.

Summary of Group'S Alternative Investments in Funds which are Classified as Other Investments

The following table summarizes the Group’s alternative investments in funds which are classified as other investments. The Group uses the funds’ NAVs per share as a practical expedient to measure fair value on recurring and nonrecurring basis. The fair values presented in the table are based upon the funds’ NAVs or an equivalent measure.

	2009		2010
	(in millions of Won)
Private equity funds(1)	(Won)	523,116	(Won)	569,587

Note:

(1)

Include private equity funds that invest in equity and debt securities issued by private and publicly held companies. Substantially all of these investments do not allow early redemptions. Alternatively, the Group receives distributions in accordance with the fund agreement. There are no unfunded commitments.

Deposits (Tables)	12 Months Ended
Dec. 31, 2010
Summarized Details of Deposits

The following table summarizes the details of deposits at December 31:

	2009			2010
	Balance		Weighted- Average Interest Rate	Balance		Weighted- Average Interest Rate
	(in millions of Won, except percentages)
Interest-bearing deposits
Demand deposits	(Won)	7,529,357	0.45%	(Won)	8,643,365	0.49%
Savings deposits		37,502,198	1.22%		42,719,222	1.04%
Certificate of deposits		7,800,821	5.48%		3,461,483	4.49%
Other time deposits		87,822,670	3.91%		94,883,767	3.54%
Mutual installment deposits		153,856	3.70%		106,460	3.53%

		140,808,902	3.12%		149,814,297	2.65%

Non-interest-bearing deposits
Demand deposits		2,889,587	—		3,077,886	—

	(Won)	143,698,489	3.06%	(Won)	152,892,183	2.61%

Contractual Maturities of Certificate of Deposits, Other Time Deposits and Mutual Installment Deposits

The following table sets forth the contractual maturities of certificate of deposits, other time deposits and mutual installment deposits at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	90,640,324
2012		3,179,300
2013		2,627,874
2014		976,400
2015		220,559
Thereafter		807,253

	(Won)	98,451,710

Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2010
Summarized Details of Short-Term Borrowings

The following table summarizes the details of short-term borrowings at December 31:

	2009			2010
	Balance		Weighted- Average Interest Rate	Balance		Weighted- Average Interest Rate
	(in millions of Won, except percentages)
Borrowings from BOK	(Won)	1,433,730	1.11%	(Won)	995,998	1.07%
Borrowings in foreign currencies		1,771,522	3.18%		2,026,208	1.90%
Borrowings from trust accounts		1,475,802	1.90%		1,281,898	2.47%
Call money		2,398,062	2.42%		1,333,618	2.72%
Debentures in won		708,748	6.03%		19,722	5.82%
Other borrowings(1)		1,926,993	6.01%		2,413,815	6.62%

	(Won)	9,714,857		(Won)	8,071,259

Note:

(1)	Mostly relate to borrowings from other financial institutions.

Secured Borrowings (Tables)	12 Months Ended
Dec. 31, 2010
Secured Borrowings
Secured Borrowings

	Maturity	2009						2010
		Secured Borrowings		Collateral				Secured Borrowings		Collateral
				Loans(1)		Securities				Loans(1)		Securities
	(in millions of Won)
Work & Joy 2007-1 Securitization Specialty Co.	2012	(Won)	260,300	(Won)	—	(Won)	400,300	(Won)	70,300	(Won)	—	(Won)	190,300
2.76%~6.43% ABCP and collateralized bond obligation
Shinhan Card 2010-1 Asset Securitisation Specialty Co., Ltd.	2015		—		—		—		334,350		562,458		—
3.09% collateralized bond obligation
Midas the 1st Co., Ltd.	2011		—		—		—		270,000		500,000		—
3.18% Asset-Backed Commercial Papers
Midas the 2nd Co., Ltd.	2011		—		—		—		250,000		500,000		—
3.18% Asset-Backed Commercial Papers
Frontier 9th Securitization Specialty Co., Ltd.	2010		8,500		—		16,500		—		—		—
4.31%~7.00% ABCP and collateralized bond obligation
NEODWC the 2nd Co., Ltd.	2011		400,050		—		400,000		200,050		—		200,000
3.18%~ 6.30% ABCP and collateralized bond obligation
JR First Co., Ltd	2011		—		—		—		10,000		60,000		—
3.16% Asset-Backed Commercial Papers
Costone Delta Co., Ltd.	2011		1,751		—		1,751		1,708		—		—
10.00% collateralized bond obligation
I-Clover Co., Ltd	2012		560,000		494,776		932,978		90,215		910,490		269,155
3.01%~3.65% Asset-Backed Commercial Papers
Shinhan 8th Securitization Specialty Co., Ltd.	2010		4,982		11,655		—		—		—		—
8.50%~8.90% collateralized bond obligation
Shinhan Mortgage 1st Securitization Specialty Co., Ltd.	2039		566,037		588,695		—		391,545		335,911		—
6.00% collateralized bond obligation
NEODWC the 3rd Co., Ltd.	2013		60,049		—		200,000		50,050		—		200,000
3.01%~8.00% ABCP and collateralized bond obligation
Credipia 2005 Plus Two Asset Securitization Specialty Company	2010		206,288		714,604		—		—		—		—
5.45% collateralized bond obligation
Incheon Dogaegong ther 1st Co., Ltd.	2011		—		—		—		400,000		400,000		—
2.90%~3.11% Asset-Backed Commercial Papers
Credipia 2006 Plus One A,B Asset Securitization Specialty Company	2010		467,247		751,214		—		—		—		—
4.58%~6.29% collateralized bond obligation
Shinhan Card 2007-1 Asset Securitisation Specialty Co., Ltd.	2011		277,500		441,139		—		92,500		510,410		—
7.00% collateralized bond obligation
Shinhan Card 2007-2 Asset Securitisation Specialty Co., Ltd.	2011		277,200		532,188		—		138,600		546,122		—
7.00% collateralized bond obligation
Shinhan Card 2008-1 Asset Securitisation Specialty Co., Ltd.	2012		320,658		540,361		—		160,008		550,005		—
4.76% collateralized bond obligation
SHC 2008 Asset Securitization Specialty Co.	2012		350,000		754,543		—		350,000		778,271		—
8.97% collateralized bond obligation
Good Invest 2nd Co., Ltd.	2010		61,049		—		59,876		—		—		—
3.62%~9.00% ABCP and collateralized bond obligation
Shinhan Mortgage 2nd Securitization Specialty Co., Ltd.	2040		467,040		561,185		—		332,352		467,712		—
6.00% collateralized bond obligation
KAMCO Value Recreation 6th Securitization Specialty Co., Ltd.	2012		2,181		5,768		—		2,181		4,524		—
5.14% collateralized bond obligation
KAMCO Value Recreation 11th Securitization Specialty Co., Ltd.	2013		—		—		—		17,432		71,435		—
5.22% collateralized bond obligation													—
Shift First Co., Ltd	2011		300,000		300,000		—		250,000		300,000		—
3.03% Asset-Backed Commercial Papers
LH MY Home Securitization Specialty L.L.C.	2020		—		—		—		955,775		—		1,000,000
3.45%~5.04% collateralized bond obligation
Edulove-BTL Co., Ltd	2014		—		—		—		7,112		156,645		—
3.01%~9.80% ABCP and collateralized bond obligation
IB-PF Tree Co., Ltd	2013		—		—		—		102		92,993		—
7.50% collateralized bond obligation
SH Infra-Value Co., Ltd	2014		—		—		—		141,241		291,867		—
12.00% collateralized bond obligation
Hanshin 1st Securitization Specialty L.L.C.	2013		—		—		—		50,000		—		50,000
4.90%~6.17% collateralized bond obligation
Euljiro Kim’s Frist Co., Ltd	2011		—		—		—		70,049		70,000		—
4.39% Asset-Backed Commercial Papers
Securities sold under repurchase agreements	2029		3,353,558		—		4,340,666		3,660,326		—		4,493,611
0.06%~11.5%

		(Won)	7,944,390	(Won)	5,696,128	(Won)	6,352,071	(Won)	8,295,896	(Won)	7,108,843	(Won)	6,403,066

Note:

(1)	Represents the carrying amounts, exclusive of the related allowance for loan losses of (Won)19,207 million and (Won)100,670 million as of December 31, 2009 and 2010, respectively.

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Summarized Details of Long-Term Debt

The following table summarizes the details of long-term debt at December 31:

	Interest Rates (%)	Maturity	2009		2010
			(in millions of Won)
Senior
Won-denominated
Notes payable to the Small Business Corporation	2.00 ~ 3.76	2011 ~ 2019	(Won)	765,594	(Won)	847,781
Notes payable to the Industrial Bank of Korea	0.57 ~ 3.65	2011 ~ 2015		12,631		94,441
Notes payable to the Korea Energy Management Corporation	0.75 ~ 4.25	2011 ~ 2025		490,151		402,517
Notes payable to other Korean Government Funds	0.50 ~ 3.49	2011 ~ 2025		384,001		412,049
Fixed and floating rate debentures(1)(2)	3.71 ~ 8.11	2011 ~ 2038		31,190,093		30,740,548
Other notes payable(3)	0.20 ~ 10.00	2011 ~ 2023		2,123,433		1,528,410

Subtotal				34,965,903		34,025,746
Foreign currency-denominated
Floating rate debentures(1)	0.47 ~ 8.13	2011 ~ 2012		3,124,662		3,833,106
Other fixed and floating rate notes payable	0.67 ~ 6.45	2011 ~ 2015		1,777,590		2,418,716

Subtotal				4,902,252		6,251,822

Total senior debt				39,868,155		40,277,568
Subordinated
Won-denominated
Hybrid bonds(4)	5.70 ~ 7.30	2034 ~ 2038		1,512,572		1,700,300
Fixed and floating rate debentures(1)(5)	5.10 ~ 14.45	2011 ~ 2016		1,771,792		3,484,072
Other fixed rate notes payable	10.00 ~ 12.00	2012 ~ 2014		2,000		2,104

Subtotal				3,286,364		5,186,476
Foreign currency-denominated
Hybrid bonds(6)	5.66 ~ 6.82	2035 ~ 2036		758,940		740,285
Fixed and floating rate debentures(1)	5.13 ~ 5.75	2015 ~ 2016		758,940		341,670

Subtotal				1,517,880		1,081,955

Total subordinated debt				4,804,244		6,268,431
Redeemable preferred stock(7)
Series 5 Redeemable preferred stock	—	—		168,504		—
Series 8 Redeemable preferred stock	—	—		10,000		—

Total redeemable preferred stock				178,504		—

Long-term debt, gross				44,850,903		46,545,999
Less: Unamortized discounts				(55,922)		(50,200)

Long-term debt, net			(Won)	44,794,981	(Won)	46,495,799

Note:

(1)	Interest rates on floating rate debt were those rates in effect at December 31, 2009 and 2010, respectively.

(2)	Majority of these debentures relate to miscellaneous bank borrowings from individual lenders.

(3)

The Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instrument. The fair value of those instruments were (Won)1,067,457 million and (Won)1,949,390 million as of December 31, 2009 and 2010, respectively, and related valuation gains (losses) (net) amounting to (Won)(18,960) million and (Won)(80,749) million were recorded in net trading profits (losses).

(4)

Shinhan Bank has a call option that can be exercised five years after the issuance date, or earlier with the approval of the Financial Supervisory Service. The call options mature in 30 years from the issuance date, but may be extended by Shinhan Bank at any time.

(5)	Majority of these debentures relate to miscellaneous bank borrowings from corporate lenders and Korean governmental entities.

(6)	Shinhan Bank has a call option that can be exercised ten years after the issuance date. The call options mature in 30 years from the issuance date.

(7)	See Note 21 for the terms of the redeemable preferred stock.

Aggregate Amount of Long-term Debt by Contractual Maturities

The following table sets forth the aggregate amount of long-term debt by contractual maturities at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	12,370,822
2012		10,412,343
2013		7,885,074
2014		4,280,227
2015		4,466,179
Thereafter		7,131,354

Long-term debt, gross		46,545,999
Less: Unamortized discount		(50,200)

Long-term debt, net	(Won)	46,495,799

Future Policy Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Future Policy Benefits

The following table summarizes future policy benefits at December 31:

	2009		2010
	(in millions of Won)
Life insurance	(Won)	4,523,282	(Won)	5,486,303
Annuity contracts		1,605,018		1,875,039
Other contracts		1,770,803		2,498,456
Unpaid claims and claim adjustment expenses		411,135		487,549

	(Won)	8,310,238	(Won)	10,347,347

Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Liabilities

The following table summarizes accrued expenses and other liabilities at December 31:

	2009		2010
	(in millions of Won)
Accrued interest and dividend payables	(Won)	2,472,424	(Won)	2,500,962
Payables for foreign exchange spot contracts		1,492,407		1,053,438
Accrued severance benefits		174,525		164,885
Accrued expenses		630,050		939,110
Account payables		1,814,719		2,001,121
Advances from customers		144,492		179,840
Unearned income		159,802		140,998
Other withholdings (except withholding taxes)		89,565		165,415
Income tax payable		503,698		244,942
Withholding value-added tax and other taxes		91,055		118,920
Deferred tax liabilities		108,748		89,979
Security deposits received		600,894		738,193
Due to agencies		1,264,559		1,572,503
Allowance for losses on off-balance credit instruments		789,810		519,758
Utility bill payments received on behalf of government		398,445		434,044
Separate account liabilities		1,090,887		1,351,595
Other allowances(1)		364,412		503,810
Other		361,755		425,914

	(Won)	12,552,247	(Won)	13,145,427

Note:

(1)	Other allowances include assets retirement obligation, legal provision and allowance for reward on credit card use.

Commissions and Fees (Tables)	12 Months Ended
Dec. 31, 2010
Details of Commissions and Fees from Non-Trust Management Activities

The following table sets forth the details of commissions and fees from non-trust management activities for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Brokerage fees and commissions	(Won)	626,033	(Won)	568,897	(Won)	536,843
Other fees and commissions:
Credit card fees		1,315,117		1,414,843		1,343,577
Commissions received on remittance		69,204		66,735		68,591
Commissions received on import and export letters of credit		70,043		66,582		75,849
Financial guarantee fees		40,356		49,691		51,272
Commissions received in foreign exchange activities		69,132		68,404		75,276
Commission received as agency		44,866		68,264		62,868
Commission received as electronic charge receipt		73,182		76,236		85,493
Other fees		287,282		320,762		341,435

Total other fees and commissions		1,969,182		2,131,517		2,104,361

	(Won)	2,595,215	(Won)	2,700,414	(Won)	2,641,204

Other Non-Interest Income and Other Non-Interest Expense (Tables)	12 Months Ended
Dec. 31, 2010
Details of Other Non-interest Income

The following table sets forth the details of other non-interest income for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Gain on sale of premises and equipment	(Won)	6,524	(Won)	31,404	(Won)	1,708
Gain on sales of loans		12,333		63,729		18,152
Income from operating leases		48,750		22,329		16,757
Rental income		19,049		3,232		16,261
Extinguished escheatment of deposits		20,224		8,817		74
Reversal of expense of suspense payments related to credit and accident		—		53,856		10,875
Gain on redemption of debentures		—		15,967		—
Gain on hedge activity		11,726		2,734		64,077
Other lease income		29,934		10,646		6,543
Income from partnering with foreign credit card companies		30,879		29,588		67,732
Income from brokering insurance		49,640		44,418		47,523
Income from collection of legal fees		17,017		15,809		16,433
Gain on deconsolidation		—		31,933		—
Other		132,701		336,466		219,724

	(Won)	378,777	(Won)	670,928	(Won)	485,859

Details of Other Non-Interest Expense

The following table sets forth the details of other non-interest expense for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Loss on sale of premises and equipment	(Won)	4,920	(Won)	17,264	(Won)	7,393
Loss on loans		11,530		38,318		57,118
Impairment loss on goodwill		128,394		59,517		—
Impairment loss on other investment		33,206		14,802		105,546
Loss on hedge activity		10,845		2,734		76,695
Expense of suspense payments related to credit and accident		15,593		—		—
Donations		178,258		130,331		126,005
Loss on disposal of other investment		5,810		3,620		2,683
Loss on equity method		10,462		13,403		10,732
Other		303,225		151,827		411,419

	(Won)	702,243	(Won)	431,816	(Won)	797,591

Redeemable Preferred Stock and Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2010
Stated Dividend Rates on RPS Issued to KDIC and Strider

The dividends on the RPS issued to KDIC and Strider are cumulative and non-participating on dividends on the common stock of the Group, and the stated dividend rates are as follows:

RPS issued to KDIC (Series 1 to 5)	4.04%
RPS issued to Strider:
Series 6	7.00%
Series 7	7.46%
Series 8	7.86%

Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2010
Details of Retained Earnings

The following table summarizes the details of retained earnings at December 31:

	2009		2010
	(in millions of Won)
Appropriated retained earnings for legal reserves under Korean GAAP	(Won)	1,021,878	(Won)	1,152,507
Unappropriated retained earnings under US GAAP		7,600,037		9,879,754

	(Won)	8,621,915	(Won)	11,032,261

Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2010
Consolidated Equity Capital Ratio Mandated by FSC

The following table sets forth consolidated equity capital ratio of the Group mandated by the FSC at December 31:

	2009		2010
	(in millions of Won, except equity capital ratio)
Equity capital	(Won)	22,572,130	(Won)	23,711,578
Risk-weighted assets		179,083,070		185,694,642
Consolidated equity capital ratio		12.60%		12.77%

Details of Capital Adequacy Ratios of Shinhan Bank and Shinhan Card, Subsidiaries Considered Material to Consolidated Financial Statements

As required by the FSC regulations, the following table sets forth the details of capital adequacy ratios of Shinhan Bank and Shinhan Card, subsidiaries considered material to the consolidated financial statements of the Group, under Korean GAAP and regulatory guidelines which vary in certain significant respects from US GAAP at December 31:

•	Shinhan Bank

	2009		2010
	(in millions of Won, except capital ratio)
Tier 1 capital	(Won)	14,058,510	(Won)	15,488,027
Tier 2 capital		4,264,192		3,189,267

Total risk-adjusted capital	(Won)	18,322,702	(Won)	18,677,294

Total risk-weighted assets	(Won)	121,132,041	(Won)	117,262,749

Total risk-based capital ratio (%)		15.13%		15.93%
Tier 1 capital ratio (%)		11.61%		13.21%
Tier 2 capital ratio (%)		3.52%		2.72%

•	Shinhan Card

	2009		2010
	(in millions of Won, except capital ratio)
Total risk-adjusted capital	(Won)	5,043,293	(Won)	5,603,575
Total risk-weighted assets		18,867,283		22,427,155
Total risk-based capital ratio (%)		26.73%		24.99%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Allocation of National and Local Income Taxes Between Current and Deferred Portions

The following table sets forth allocation of national and local income taxes between current and deferred portions for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Current tax expense
National	(Won)	888,389	(Won)	544,529	(Won)	396,876
Local		88,839		54,453		39,688

Total current tax expense		977,228		598,982		436,564

Deferred tax expense
National		(256,634)		(159,051)		127,511
Local		(25,663)		(15,905)		12,751

Total deferred tax expense (benefit)		(282,297)		(174,956)		140,262

Total tax expense	(Won)	694,931	(Won)	424,026	(Won)	576,826

Reconciliation of Income Tax Expense at the Korean Statutory Income Tax Rate to Actual Income Tax Expense

The following table sets forth a reconciliation of income tax expense at the Korean statutory income tax rate to actual income tax expense for the years ended December 31:

	2008		2009		2010
	(in millions of Won, except tax rates)
Statutory tax rate		27.5%		24.2%		24.2%
Income before income tax expense	(Won)	2,187,331	(Won)	1,567,551	(Won)	3,398,714
Income tax calculated at the statutory tax rate		601,516		379,347		822,489
Income not assessable for tax purposes		(104,862)		(62,090)		(309,826)
Expenses not deductible for tax purposes		96,434		69,835		90,658
Foreign tax rate differentials		(5,573)		(1,544)		5,644
Adjustment of deferred tax liability on investment in subsidiaries and associates		12,195		540		(45,414)
Change in statutory tax rate(1)		100,756		582		22,815
Change in valuation allowance		(5,683)		37,035		(22,837)
Other		148		321		13,297

Income tax expense	(Won)	694,931	(Won)	424,026	(Won)	576,826

Note:

(1)

Pursuant to amendments to the Corporation Income Tax Law that was enacted in December 2008, the statutory tax rates changed from 27.5% to 24.2% in 2009 and 22% in 2010 and thereafter; however, pursuant to the amendment to the Corporation Income Tax Law enacted in December 2009, the statutory tax rates changed from 22% to 24.2% in 2010 and 2011, and 22.0% will be applied from 2012 and thereafter.

Components of Net Deferred Income Tax Assets and Liabilities Included in Other Assets and Accrued Expenses and Other Liabilities, Respectively

The components of net deferred income tax assets and liabilities included in other assets and accrued expenses and other liabilities, respectively, at December 31, are as follows:

	2009		2010
	(in millions of Won)
Deferred income tax assets
Allowance for loan losses	(Won)	241,942	(Won)	151,010
Other allowances		286,127		222,730
Valuation of trading assets		22,983		40,029
Premises and equipment		216,201		241,228
Available-for-sale securities		757,625		636,846
Other assets		274,047		220,894
Future policy benefits		150,495		269,280
Long-term debt		4,534		10,780
Other temporary differences		18,870		25,045
Net operating loss carryforwards		100,005		78,382

		2,072,829		1,896,224
Less: Valuation allowance		(104,914)		(82,077)

Deferred income tax assets		1,967,915		1,814,147

Deferred income tax liabilities
Valuation of trading assets		—		(5,565)
Foreign exchange contracts and derivative instruments		(11,647)		(77,914)
Allowance for loan losses		(388,523)		(371,872)
Accrued interest and dividend receivable		(13,046)		(74,509)
Other assets		(868,990)		(839,648)
Long-term debt		(28,463)		(38,706)
Other temporary differences		(76,334)		(18,364)

Deferred income tax liabilities		(1,387,003)		(1,426,578)

Net deferred income tax assets	(Won)	580,912	(Won)	387,569

Deferred Income Taxes

Deferred income taxes at December 31, 2009 and 2010 are reflected in the consolidated balance sheets under the following captions:

	2009		2010
	(in millions of Won)
Other assets	(Won)	689,660	(Won)	477,548
Accrued expenses and other liabilities		(108,748)		(89,979)

Net deferred income tax assets	(Won)	580,912	(Won)	387,569

Net Operating Losses Expiring in Range of Periods

The following table sets forth these net operating losses expiring in periods ranging from December 31, 2011 to 2013 and thereafter:

Years ending	(in millions of Won)
2011	(Won)	55,913
2012		164,913
2013 thereafter		115,805

	(Won)	336,631

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2008		2009		2010
	(in millions of Won)
Beginning balance	(Won)	217,636	(Won)	153,754	(Won)	52,911
Increases for tax positions of current year		12,740		681		749
Increases for tax positions of prior years		—		719		—
Decreases for tax positions of prior years		(38,353)		(17,659)		(11,206)
Amounts of decreases in the unrecognized tax benefits relating to settlements		(38,269)		(3,817)		—
Amounts of decreases in the unrecognized tax benefits relating to a lapse of the statute of limitations		—		(80,767)		(30,479)

Ending balance		(Won)153,754		(Won)52,911		(Won)11,975

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Calculation of Earnings Per Share (EPS)

The following table sets forth the details of the calculation of earnings per share (EPS) for the years ended December 31:

	2008		2009		2010
	(in millions of Won, except per share data)
Basic EPS
Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522
Accretion and dividends on redeemable preferred stock and redeemable convertible preferred stock		(230,586)		(230,586)		(230,586)

Net income attributable to common stock shareholders	(Won)	1,250,113	(Won)	903,266	(Won)	2,613,936
Weighted-average number of common stocks outstanding (in thousands)		417,673		461,500		474,200
Net income per share

Basic net earnings per share	(Won)	2,993	(Won)	1,957	(Won)	5,512

Diluted EPS
Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522
Dividends on redeemable preferred stock		(202,930)		(202,930)		(202,930)

Net income attributable to common stock shareholders	(Won)	1,277,769	(Won)	930,922	(Won)	2,641,592
Weighted-average number of common stocks outstanding (in thousands)		417,673		461,500		474,200
Diluted effect of redeemable convertible preferred stock (in thousands)		14,721		14,721		14,721

Weighted-average number of common stock outstanding, assuming dilution (in thousands)		432,394		476,221		488,921
Net income per share

Diluted net earnings per share	(Won)	2,955	(Won)	1,955	(Won)	5,403

Employee Severance Plans (Tables)	12 Months Ended
Dec. 31, 2010
Movements of Accrued Employee Severance Plan Obligations Included in Accrued Expenses and Other Liabilities

The following table sets forth the movements of accrued employee severance plan obligations included in accrued expenses and other liabilities at December 31:

	2009		2010
	(in millions of Won)
Balance at beginning of year	(Won)	528,590	(Won)	404,422
Accruals		276,438		153,297
Decrease from sale of subsidiaries		(94)		—
Payments		(400,512)		(45,724)

		404,422		511,995
Less: Contributions to National Pension Fund and severance plan assets		(229,897)		(347,110)

Balance at end of year	(Won)	174,525	(Won)	164,885

Future Benefits to Employees upon their Normal Retirement Age

The Group expects to pay the following future benefits to its employees upon their normal retirement age:

Years ending	(in millions of Won)
2011	(Won)	435
2012		3,529
2013		3,864
2014		7,976
2015		10,434
2016 ~ 2020		144,037

	(Won)	170,275

Employee Share-based Compensation and Other Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Significant Assumptions Used to Estimate Fair Value of Share Options at the Grant Date

The following table illustrates the significant assumptions used to estimate the fair value of share options at the grant date (the group did not grant any stock options during 2009 and 2010):

Shinhan Financial Group
2008
Risk-free interest rate	5.16%
Expected lives(1)	5.00 years
Expected volatility(2)	30.60%
Expected dividend rate	2.62%

Note:

(1)	Expected lives are calculated based on a simplified method since the Group does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.

(2)	Expected volatility is based on implied volatility derived from historical volatility of the Group’s stock price.

Summary of Unvested Options Status and Changes

A summary of the status of the Group’s unvested options as of December 31, 2008, 2009 and 2010 and changes during the years ended December 31, 2008, 2009 and 2010 is presented below:

	Shinhan Financial Group
	Number of Options	Weighted- Average Grant Date Fair Value per Option
		(in Won)
Unvested at January 1, 2008	3,955,998	(Won)	8,884
Granted	808,700		12,275
Vested	(2,765,738)		5,797
Forfeited	(138,202)		11,469

Unvested at December 31, 2008	1,860,758	(Won)	14,754

Unvested at January 1, 2009	1,860,758	(Won)	14,754
Granted	—		—
Vested	(1,110,427)		16,259
Forfeited	(76,093)		14,760

Unvested at December 31, 2009	674,238	(Won)	12,275

Unvested at January 1, 2010	674,238	(Won)	12,275
Granted	—		—
Vested	(661,804)		12,275
Forfeited	(12,434)		12,275

Unvested at December 31, 2010	—	(Won)	—

Share Option Activities

The following table presents the share option activities during the period indicated:

	Shinhan Financial Group					Shinhan Bank
	Number of Options	Weighted- Average Exercise Price per Option		Aggregate Intrinsic Value		Number of Options	Weighted- Average Exercise Price per Option		Aggregate Intrinsic Value
		(in Won)		(in millions of Won)			(in Won)		(in millions of Won)
Outstanding at January 1, 2008	7,760,174	(Won)	34,065			157,523	(Won)	5,150
Granted	808,700		49,053			—		—
Exercised	(1,379,042)		20,964			(135,173)		5,175
Forfeited	(138,202)		47,729			—		—

Outstanding at December 31, 2008	7,051,630	(Won)	38,078	(Won)	12,457	22,350	(Won)	5,000	(Won)	—

Granted	—		—			—		—
Exercised	(777,175)		23,942			—		—
Forfeited	(76,093)		52,489			(22,350)		(5,000)

Outstanding at December 31, 2009	6,198,362	(Won)	39,673	(Won)	47,594	—	(Won)	—	(Won)	—

Granted	—		—			—		—
Exercised	(304,310)		32,252			—		—
Forfeited	(40,392)		52,865			—		—

Outstanding at December 31, 2010	5,853,660	(Won)	39,968	(Won)	62,435	—	(Won)	—	(Won)	—

Exercisable at December 31, 2010	5,191,856	(Won)	38,810	(Won)	62,435	—	(Won)	—	(Won)	—

	Shinhan Investment Corp. (formerly Good Morning Shinhan Securities)
	Number of Options	Weighted-Average Exercise Price per Option		Aggregate Intrinsic Value
		(in Won)		(in million Won)
Outstanding at January 1, 2008	5,695,769	(Won)	6,956
Granted	—		—
Exercised	(342,857)		5,273
Forfeited	—		—

Outstanding at December 31, 2008	5,352,912	(Won)	7,064	(Won)	—
Granted	—		—
Exercised	(90,000)		6,040
Forfeited	(4,812,912)		7,148

Outstanding at December 31, 2009	450,000	(Won)	6,370	(Won)	327
Granted	—		—
Exercised	—		—
Forfeited	—		—

Outstanding at December 31, 2010	450,000	(Won)	6,370	(Won)	403

Exercisable at December 31, 2010	450,000	(Won)	6,370	(Won)	403

Share Options Outstanding

Share options outstanding at December 31, 2010 are as follows:

	Shinhan Financial Group
	Options outstanding				Options exercisable
Exercise price	Number Outstanding	Weighted- Average Remaining Contractual Life(1)	Weighted- Average Exercise Price		Number Exercisable	Weighted- Average Exercise Price		Weighted- Remaining Contractual Life(1)
			(in Won)			(in Won)
(Won)28,006	1,582,484	1.24	(Won)	28,006	1,582,484	(Won)	28,006	1.24
38,829	2,526,903	2.22		38,829	2,526,903		38,829	2.22
54,560	1,082,469	3.22		54,560	1,082,469		54,560	3.22
49,053	661,804	4.21		49,053	—		—	—

	5,853,660	2.37	(Won)	39,968	5,191,856	(Won)	38,810	2.13

	Shinhan Investment Corp. (formerly Good Morning Shinhan Securities)
	Options outstanding				Options exercisable
Exercise price	Number Outstanding	Weighted- Average Remaining Contractual Life(1)	Weighted- Average Exercise Price		Number Exercisable	Weighted- Average Exercise Price		Weighted- Remaining Contractual Life(1)
			(in Won)			(in Won)
(Won)6,370	450,000	1.40	(Won)	6,370	450,000	(Won)	6,370	1.40

	450,000	1.40	(Won)	6,370	450,000	(Won)	6,370	1.40

Note:

(1)	Contractual life indicates the sum of service (vesting) period and exercisable period.

Performance Shares

Performance shares granted at December 31, 2010 are as follows:

	Shinhan Financial Group
Grant Date	Number of PSs	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
			(in Won)
2010-04-01	812,400	3.25	—
2010-06-01	18,800	3.42	—
2010-06-28	6,200	3.49	—
2010-07-21	3,800	3.55	—
2010-08-25	9,100	3.65	—
2010-08-30	12,400	3.66	—
2010-11-04	3,800	3.84	—
2010-12-30	48,900	4.00	—
2010-12-31	20,500	4.00	—

	935,900	3.32	—

Performance Share Plan
Performance Shares

The following table presents the Group’s performance shares during the period indicated:

Shinhan Financial Group
Number of PSs
Outstanding at December 31, 2009	—
Granted	935,900
Unvested	(732,856)

Outstanding at December 31, 2010	203,044

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Assets and Liabilities Measured at Fair Value on a Recurring Basis by Fair-Value Hierarchy Levels

The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2009 and 2010.

	2009
	Level 1		Level 2		Level 3		Total
	(in millions of Won)
Assets measured at fair value
Trading assets
Trading securities
Debt securities
Korean treasury and governmental agencies	(Won)	901,481	(Won)	622,214	(Won)	—	(Won)	1,523,695
Corporations		—		920,794		255,768		1,176,562
Financial institutions		662,121		1,441,973		—		2,104,094
Mortgage-backed securities and asset-backed securities		—		872,987		—		872,987
Equity securities		534,190		212,772		—		746,962
Derivative instruments		5,492		4,359,732		251,306		4,616,530
Other trading assets — commodity indexed deposits		—		256,246		—		256,246

	(Won)	2,103,284	(Won)	8,686,718	(Won)	507,074	(Won)	11,297,076

Available-for-sale securities
Korean treasury and governmental agencies	(Won)	4,081,086	(Won)	4,640,913	(Won)	—	(Won)	8,721,999
Corporations		—		2,307,792		—		2,307,792
Financial institutions		3,531,061		7,633,203		—		11,164,264
Mortgage-backed securities and asset-backed securities		—		2,186,982		97,202		2,284,184
Other		—		170,168		—		170,168

	(Won)	7,612,147	(Won)	16,939,058	(Won)	97,202	(Won)	24,648,407

Equity securities	(Won)	2,961,285	(Won)	2,203	(Won)	—	(Won)	2,963,488

Other assets
Hedging derivative instruments		—		1,817		—		1,817
Fund investments		—		523,116		—		523,116

	(Won)	—	(Won)	524,933	(Won)	—	(Won)	524,933

Total assets	(Won)	12,676,716	(Won)	26,152,912	(Won)	604,276	(Won)	39,433,904

Liabilities measured at fair value
Trading liabilities
Derivative instruments	(Won)	609	(Won)	4,145,634	(Won)	99,822	(Won)	4,246,065
Other trading liabilities — commodity indexed deposits		—		318,969		—		318,969
Short-term borrowings
Securities sold short, not yet purchased		27,966		—		—		27,966
Long-term debt
Equity linked securities sold		—		—		1,067,457		1,067,457
Other liabilities
Hedging derivatives instruments		—		167		—		167

Total liabilities	(Won)	28,575	(Won)	4,464,770	(Won)	1,167,279	(Won)	5,660,624

	2010
	Level 1		Level 2		Level 3		Total
	(in millions of Won)
Assets measured at fair value
Trading assets
Trading securities
Debt securities
Korean treasury and governmental agencies	(Won)	644,978	(Won)	2,580,357	(Won)	—	(Won)	3,225,335
Corporations		—		1,550,044		347,342		1,897,386
Financial institutions		1,709,816		3,176,717		—		4,886,533
Mortgage-backed securities and asset-backed securities		—		470,501		—		470,501
Equity securities		600,389		230,302		—		830,691
Derivative instruments
Foreign exchange		—		1,503,264		127,658		1,630,922
Interest rate		—		819,512		105,005		924,517
Equity		15,443		1,152,005		85,738		1,253,186
Credit		—		349		—		349
Other		—		3,297		2,228		5,525
Other trading assets — commodity indexed deposits		—		153,457		—		153,457

	(Won)	2,970,626	(Won)	11,639,805	(Won)	667,971	(Won)	15,278,402

Available-for-sale securities
Korean treasury and governmental agencies	(Won)	4,426,974	(Won)	6,074,531	(Won)	—	(Won)	10,501,505
Corporations		—		2,400,140		—		2,400,140
Financial institutions		3,085,426		6,446,997		—		9,532,423
Mortgage-backed securities and asset-backed securities		—		1,916,077		30,984		1,947,061
Other		—		149,591		—		149,591

	(Won)	7,512,400	(Won)	16,987,336	(Won)	30,984	(Won)	24,530,720

Equity securities	(Won)	2,865,590	(Won)	1,671	(Won)	—	(Won)	2,867,261
Other assets
Hedging derivative instruments
Foreign exchange		—		350		—		350
Interest rate		—		27,040		—		27,040
Fund investments		—		569,587		—		569,587

	(Won)	—	(Won)	596,977	(Won)	—	(Won)	596,977

Total assets	(Won)	13,348,616	(Won)	29,225,789	(Won)	698,955	(Won)	43,273,360

Liabilities measured at fair value
Trading liabilities
Derivative instruments
Foreign exchange	(Won)	—	(Won)	1,300,485	(Won)	22,113	(Won)	1,322,598
Interest rate		—		823,251		50,957		874,208
Equity		315		1,182,025		32,452		1,214,792
Credit		—		—		422		422
Other		—		3,216		1,903		5,119
Other trading liabilities — commodity indexed deposits		—		198,619		—		198,619
Short-term borrowings
Securities sold short, not yet purchased		624,358		—		—		624,358
Long-term debt
Equity linked securities sold		—		—		1,949,390		1,949,390
Other liabilities
Hedging derivatives instruments
Foreign exchange		—		19,281		—		19,281
Interest rate		—		4,747		29,539		34,286

Total liabilities	(Won)	624,673	(Won)	3,531,624	(Won)	2,086,776	(Won)	6,243,073

Additional Information about Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2009 and 2010:

	January 1, 2009		Total realized/ unrealized gains (losses) recorded in				Transfers in and/or out of Level 3(2)		Purchases, issuances and settlements		December 31, 2009		Unrealized losses still held(3)
			Trading revenues		Others(1)
	(in millions of Won)
Trading assets
Trading securities	(Won)	227,277	(Won)	54,842	(Won)	—	(Won)	—	(Won)	(26,351)	(Won)	255,768	(Won)	(5,117)
Derivatives instruments		420,660		(157,835)		—		252,720		(264,239)		251,306		(176,980)
Investments
Available-for-sale securities		100,364		—		(7,879)		—		4,717		97,202		(3,424)
Trading liabilities
Derivatives instruments		430,605		(554)		—		(132,169)		(199,168)		99,822		(34,031)
Long-term debt
Equity linked securities sold		610,971		217,301		—		—		673,787		1,067,457		(18,960)

	January 1, 2010		Total realized/ unrealized gains (losses) recorded in				Transfers in and/or out of Level 3(2)		Purchases, issuances and settlements		December 31, 2010		Unrealized gains (losses) still held(3)
			Trading revenues		Others(1)
	(in millions of Won)
Trading assets
Trading securities	(Won)	255,768	(Won)	36,411	(Won)	—	(Won)	—	(Won)	55,163	(Won)	347,342	(Won)	15,625
Derivatives instruments
Foreign exchange		146,237		93,099		—		7,942		(119,620)		127,658		(76,725)
Interest rate		31,884		669		—		73,999		(1,547)		105,005		72,426
Equity		73,185		79,362		—		—		(66,809)		85,738		69,251
Credit		—		—		—		—		—		—		—
Other		—		2,228		—		—		—		2,228		2,228
Investments
Available-for-sale securities		97,202		3,851		(2,346)		—		(67,723)		30,984		1,664
Trading liabilities
Derivatives instruments
Foreign exchange		2,673		(10,948)		—		5,819		2,673		22,113		(18,176)
Interest rate		8,679		(5,830)		—		36,214		234		50,957		(621)
Equity		65,747		100,235		—		1,323		65,617		32,452		(34,709)
Credit		22,723		45,024		—		—		22,723		422		(422)
Other		—		—		—		1,903		—		1,903		1,562
Long-term debt
Equity linked securities sold		1,067,457		(281,108)		—		—		1,163,041		2,511,606		(80,749)
Hedging derivatives instruments Interest rate		—		(28,919)		—		—		620		29,539		(28,919)

Note:

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.

(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the years ended December 31, 2009 and 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investment) attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2009 and 2010.

Collateral Dependent Loans and Lease Receivables, Goodwill and Other Assets Measured at Fair Value on a Non-Recurring Basis Based on the ASC 820-10 Valuation Hierarchy

The following table presents collateral dependent loans and lease receivables, goodwill and other assets of which balances at December 31, 2009 and 2010 are measured at fair value on a non-recurring basis based on the ASC 820-10 valuation hierarchy.

	2009
	Level 1		Level 2		Level 3
	(in millions of Won)
Loans and lease receivables(1)	(Won)	—	(Won)	—	(Won)	432,765
Goodwill(2)		—		—		—
Other assets - other investments(3)		—		—		9,591

	2010
	Level 1		Level 2		Level 3
	(in millions of Won)
Loans and lease receivables(1)	(Won)	—	(Won)	—	(Won)	619,322
Goodwill(2)		—		—		—
Other assets - other investments(3)		—		—		38,294

Note:

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans and lease receivables which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans and lease receivables is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. We accordingly classify collateral dependent loans and lease receivables as Level 3.

(2)

The Group recorded goodwill impairment charges of (Won)59,517 million and (Won)0 million at December 31, 2009 and 2010, respectively, as determined based on Level 3 inputs. See Note 10 for additional information on goodwill impairment

(3)	The Group recorded impairment charges of (Won)12,038 million and (Won)17,276 million at December 21, 2009 and 2010, respectively.

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Financial Instruments in which the Ending Balance is not Carried at Fair Value in its Entirety on Consolidated Balance Sheets

The following disclosures represent financial instruments in which the ending balance is not carried at fair value in its entirety on the Group’s consolidated balance sheets at December 31:

	2009				2010
	Carrying Amount		Fair Value		Carrying Amount		Fair Value
	(in millions of Won)
Financial assets:
Financial assets for which carrying value approximates fair value	(Won)	17,225,681	(Won)	17,225,681	(Won)	17,257,557	(Won)	17,257,557
Interest-bearing deposits in banks		2,164,004		2,164,004		2,378,905		2,378,905
Held-to-maturity securities		12,793,618		12,840,594		12,587,018		12,994,228
Loans		165,593,546		167,393,995		176,589,401		179,145,181
Non-marketable equity investments included in other assets		2,045,547		3,437,571		2,763,431		3,847,867

Total Financial assets	(Won)	199,822,396	(Won)	203,061,845	(Won)	211,576,312	(Won)	215,623,738

Financial liabilities:
Financial liabilities for which carrying value approximates fair value	(Won)	5,853,609	(Won)	5,853,609	(Won)	7,199,880	(Won)	7,199,880
Deposits		143,698,489		144,364,290		152,892,183		153,630,439
Short-term borrowings		9,686,890		9,686,890		7,446,901		7,446,901
Secured borrowings		7,944,390		8,078,573		8,295,896		8,368,091
Long-term debt		43,727,523		42,319,203		44,546,409		45,587,964

Total Financial liabilities	(Won)	210,910,901	(Won)	210,302,565	(Won)	220,381,269	(Won)	222,233,275

Derivative Instruments, Hedging Activities and Credit Derivatives (Tables)	12 Months Ended
Dec. 31, 2010
Total Notional Amounts for both Long and Short Derivative Positions Representing the Volume of Derivative Activity

The total notional amounts for both long and short derivative positions, representing the volume of derivative activity, at December 31, 2010 are as follows:

	2010
	Underlying Notional Amount(1)		Estimated Fair Value Assets(2)		Estimated Fair Value Liabilities(2)
	(in millions of Won)
Trading:
Foreign exchange derivatives:
Swaps	(Won)	14,436,472	(Won)	635,507	(Won)	859,188
Future and forward contracts		45,434,011		786,918		449,650
Options purchased		876,993		146,405		—
Options written		797,706		—		11,426

Sub-total		61,545,182		1,568,830		1,320,264

Interest rate derivatives:
Swaps		164,834,750		596,529		765,421
Options purchased		4,670,000		42,644		—
Options written		4,689,103		—		43,177

Sub-total		174,193,853		639,173		808,598

Equity derivatives:
Swaps		898,766		33,503		2,126
Options purchased		9,630,082		1,219,683		—
Options written		9,194,627		—		1,212,666

Sub-total		19,723,475		1,253,186		1,214,792

Credit derivatives:
Protection sell		87,742		349		422

Sub-total		87,742		349		422

Other derivatives:
Options purchased		88,645		5,525		—
Options written		56,042		—		5,119

Sub-total		144,687		5,525		5,119

Total	(Won)	255,694,939	(Won)	3,467,063	(Won)	3,349,195

Nontrading:
Hedge accounting:
Foreign exchange derivatives:
Swaps		300,453		350		19,281
Interest rate derivatives:
Swaps		1,582,889		27,040		34,286

Sub-total		1,883,342		27,390		53,567

Nontrading that do not qualify for hedge accounting(3):
Foreign exchange derivatives:
Swaps		593,005		61,961		2,334
Future and forward contracts		1,727		131		—
Interest rate derivatives:
Swaps		8,365,330		285,344		65,610

Sub-total		8,960,062		347,436		67,944

Total	(Won)	10,843,404	(Won)	374,826	(Won)	121,511

Note:

(1)	Notional amounts in foreign currencies were converted into Won at prevailing exchange rates as of December 31, 2010.

(2)

The fair values of the trading derivative assets/liabilities and nontrading that do not qualify for hedge accounting are presented in Note 6. The fair values of the hedging derivative assets/liabilities that qualify for hedge accounting are presented in Note 11 and Note 17.

(3)

While the Group engages in derivatives trading activities to hedge the interest rate risk and foreign exchange risk exposure that arise from its own assets and liabilities, as these nontrading derivative contracts do not qualify for hedge accounting under U.S. GAAP, they are accounted for as trading derivatives in the financial statements. These contracts include interest rate swaps, forward contracts and cross-currency swaps held for nontrading that do not qualify for hedge accounting treatment.

Trading Profits (Losses) Related to Derivative Instruments Not Designated or Qualifying as Hedging Instruments Under ASC 815 (formerly SFAS 133)

Trading profits (losses) related to derivative instruments not designated or qualifying as hedging instruments under ASC 815 (formerly SFAS 133) at December 31, 2010 are as follows:

	2010
	Nontrading that do not qualify for hedge accounting		Trading
	(in millions of Won)
Foreign exchange derivatives	(Won)	17,190	(Won)	723,121
Interest rate derivatives		131,729		(59,157)
Equity derivatives		—		52,646
Credit derivatives		—		2,664
Commodity and other derivatives		—		10,873

	(Won)	148,919	(Won)	730,147

Gain and Loss on Designated and Qualifying Fair Value Hedges Recognized in Other Non-Interest Income and Other Non-Interest Expense

The gain and loss on designated and qualifying fair value hedges recognized in other non-interest income and other non-interest expense for the year ended December 31 are as follow:

	2010
	Derivatives		Hedged Items		Hedge Ineffectiveness
	(in millions of Won)
Gain (loss) on designated and qualifying fair value hedges:
Interest rate derivatives	(Won)	(5,718)	(Won)	6,314	(Won)	596

Cash Flow Hedge Relationships use Dollar-Offset Ratio Analysis to Determine whether the Hedging Relationships are Highly Effective at Inception and on an Ongoing Basis

The effective portion of cash flow hedges included in AOCI and the amount that is expected to be reclassified into earnings in the next 12 months from cash flow hedges at December 31, 2010 are as follow:

	2010
	(in millions of Won)
Effective portion of cash flow hedges included in AOCI
Interest rate contracts	(Won)	(2,359)
Foreign exchange contracts		(4,676)

Total effective portion of cash flow hedges included in AOCI	(Won)	(7,034)

Amount that is expected to be reclassified into earnings in the next 12 months
Interest rate contracts	(Won)	—
Foreign exchange contracts		(200)

Total amount that is expected to be reclassified into earnings in the next 12 months	(Won)	(200)

Summary of the Notional Amounts of Credit Derivatives and Credit Linked Notes

The following disclosures represent a summary of the notional amounts of credit derivatives and credit linked notes the Group sold and purchased at December 31, 2009 and 2010:

	2009
	Protection sold		Protection purchased with identical underlyings(1)		Net protection sold
	(in millions of Won)
Credit derivatives:
Credit default swaps	(Won)	174,918	(Won)	—	(Won)	174,918
Credit linked notes		23,352		—		23,352

	(Won)	198,270	(Won)	—	(Won)	198,270

	2010
	Protection sold		Protection purchased with identical underlyings(1)		Net protection sold
	(in millions of Won)
Credit derivatives:
Credit default swaps	(Won)	87,742	(Won)	—	(Won)	87,742

Note:

(1)	Represents the notional amount of purchased credit derivatives where the Group is the protection seller on the identical underlying reference instrument.

Maturity and Credit Rating of Reference Entities

The following table represents the maturity and credit rating of reference entities at December 31, 2009 and 2010:

	2009
	Less than one year		One to five years		Over five years		Total notional amount		Fair value asset (liability)(2)
	(in millions of Won)
Risk rating of reference entity:
AAA to BBB-(1)	(Won)	137,628	(Won)	60,642	(Won)	—	(Won)	198,270	(Won)	2,656

	2010
	Less than one year		One to five years		Over five years		Total notional amount		Fair value asset (liability)(2)
	(in millions of Won)
Risk rating of reference entity:
AA to CCC-(1)	(Won)	37,978	(Won)	49,764	(Won)	—	(Won)	87,742	(Won)	(73)

Note:

(1)	The Group considers ratings of BBB- or higher to meet the definition of investment grade.

(2)	Represents the netted amount of credit default swaps included in protection sell contracts amounting to (Won)(73) million

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Future Minimum Rental Commitments Under Various Non-Cancelable Operating Leases

Pursuant to the terms of non-cancelable lease agreements pertaining to premises and equipment in effect at December 31, 2010, future minimum rental commitments under various non-cancelable operating leases are as follows:

Years ending	(in millions of Won)
2011	(Won)	69,601
2012		41,267
2013		26,951
2014		14,675
2015		8,278
Thereafter		12,104

	(Won)	172,876

Contractual Amounts Relating to Unused Credit Commitments

The following table summarizes the contractual amounts relating to unused credit commitments at December 31:

	2009		2010
	(in millions of Won)
Commitments to extend credit:
Corporate	(Won)	49,590,230	(Won)	52,527,737
Credit card		64,904,222		67,117,196
Consumer(1)		8,794,536		9,390,520
Commercial letters of credit		3,319,107		4,310,739

	(Won)	126,608,095	(Won)	133,346,192

Note:

(1)	Excludes credit card.

Group's Guarantees

The table below summarizes all of the Group’s guarantees at December 31, 2010:

	Expire within One Year		Expire after One Year		Total Notional Amount Outstanding		Current Carrying Liability Amount(1)		Amount of Recourse or Collateral Held		Maximum Potential Amount of Future Payments
	(in millions of Won)
Financial stand-by letters of credit	(Won)	392,815	(Won)	146,799	(Won)	539,614	(Won)	2,333	(Won)	113,543	(Won)	539,614
Other financial guarantees		924,302		61,891		986,193		6,346		137,481		986,193
Performance letters of credit and guarantees		7,309,853		1,851,907		9,161,760		104,830		905,378		9,161,760
Liquidity facilities to SPEs		352,626		893,851		1,246,477		23,125		—		1,246,477
Guarantees on trust accounts		473,157		2,905,831		3,378,988		—		—		3,378,988

	(Won)	9,452,753	(Won)	5,860,279	(Won)	15,313,032	(Won)	136,634	(Won)	1,156,402	(Won)	15,313,032

Note:

(1)	Includes allowance for guarantees and liabilities recorded under ASC 460 (formerly FIN 4

Primary Components of Assets Pledged as Collateral for Borrowings and Other Purposes

The following table sets forth the primary components of assets pledged as collateral for borrowings and other purposes at December 31:

	2009		2010
	(in millions of Won)
Restricted cash	(Won)	72,806	(Won)	2,111
Trading securities		3,031,946		4,518,181
Available-for-sale securities		1,933,160		1,194,725
Held-to-maturity securities		5,087,576		5,067,670
Loans		5,862,846		7,276,007
Real estate		16,227		96,045
Other assets		5,455		12,529

	(Won)	16,010,016	(Won)	18,167,268

Concentrations of Geographic and Credit Risks (Tables)	12 Months Ended
Dec. 31, 2010
Major Products Including both On-Balance Sheet (100% Loans) and Off-Balance Sheet (Principally Commitments to Extend Credit) Exposures

The following table presents major products including both on-balance sheet (100% loans) and off-balance sheet (principally commitments to extend credit) exposures at December 31:

	2009						2010
	Credit Exposure		On-Balance Sheet		Off-Balance Sheet		Credit Exposure		On-Balance Sheet		Off-Balance Sheet
	(in millions of Won)
Commercial and industrial	(Won)	101,768,977	(Won)	54,479,473	(Won)	47,289,504	(Won)	109,426,546	(Won)	59,610,344	(Won)	49,816,202
Other commercial		53,782,606		34,770,389		19,012,217		53,557,510		34,601,192		18,956,318
Lease financing		1,559,652		1,559,652		—		1,578,151		1,578,151		—
Mortgage and home equity		40,525,281		40,022,157		503,124		45,163,921		44,646,443		517,478
Credit cards		80,020,979		15,116,757		64,904,222		84,596,542		17,479,346		67,117,196
Other consumer		31,598,021		23,306,609		8,291,412		30,914,902		22,041,860		8,873,042

	(Won)	309,255,516	(Won)	169,255,037	(Won)	140,000,479	(Won)	325,237,572	(Won)	179,957,336	(Won)	145,280,236

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Movements in the Amount of Loans to Executive Officers, Directors, Director Nominees, their Immediate Families and Companies Affiliated with Directors

The following table summarizes the movements in the amount of loans to executive officers, directors, director nominees, their immediate families and companies affiliated with the directors at December 31:

	2009		2010
	(in millions of Won)
Loans at beginning of the year	(Won)	254,463	(Won)	7,687
New loans		33,594		1,550
Repayments		(280,370)		(5,448)

Loans at end of the year	(Won)	7,687	(Won)	3,789

Outstanding Balances and Related Income and Expense for Related Party Transactions

The following table sets forth the outstanding balances at December 31, and the related income and expense for the years ended December 31 for related party transactions:

	2008				2009				2010
	Trust Accounts		Executives, Directors and Affiliated Parties		Trust Accounts		Executives, Directors and Affiliated Parties		Trust Accounts		Executives, Directors and Affiliated Parties
	(in millions of Won)
Loans	(Won)	—	(Won)	254,463	(Won)	—	(Won)	7,687	(Won)	—	(Won)	3,789
Trust fees payable		9,514		—		10,299		—		57,410		—
Short-term borrowings		929,175		—		772,373		—		1,224,846		—
Other liabilities		39,365		—		16,489		—		3,154		—
Net trust management fees		33,567		—		28,960		—		33,734		—
Interest expense on short-term borrowings		42,929		—		24,449		—		25,387		—
Interest on loans		—		5,844		—		329		—		204

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2010
Reporting Segments

The following table sets forth information about reporting segments as of and for the years ended December 31:

	2008
	Shinhan Bank
	Retail Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Securities Brokerage Services(1)		Credit Card(2)
	(In millions of Won)
Net interest income	(Won)	2,309,914	(Won)	2,476,414	(Won)	(578,185)	(Won)	134,540	(Won)	184,408	(Won)	2,958,371
Non-interest income		1,999,084		5,339,037		27,961,314		2,773,492		1,531,926		631,799

Total revenues		4,308,998		7,815,451		27,383,129		2,908,032		1,716,334		3,590,170
Provision (reversal) for credit losses		361,749		326,219		(3,660)		244,541		29,009		43,110
Non-interest expense		2,718,954		5,426,404		27,940,895		3,261,292		1,463,084		2,159,435
Depreciation and amortization		105,439		4,650		1,607		124,384		14,832		63,250

Net income (loss) before tax		1,122,856		2,058,178		(555,713)		(722,185)		209,409		1,324,375
Income tax expense (benefit)		309,441		74,099		(51,527)		124,396		53,108		383,800

Net income attributable to noncontrolling interest		—		—		—		—		—		—

Net income (loss) attributable to the Group		813,415		1,984,079		(504,186)		(846,581)		156,301		940,575
US GAAP adjustments		(53,561)		(480,122)		149,673		(8,694)		(15,169)		(503,266)
Intersegment transactions		24,855		(416,592)		(2,033)		9,177		(9,375)		248,781

Net income (loss) attributable to the Group	(Won)	784,709	(Won)	1,087,365	(Won)	(356,546)	(Won)	(846,098)	(Won)	131,757	(Won)	686,090

Segments’ total assets	(Won)	84,746,067	(Won)	46,860,042	(Won)	50,672,104	(Won)	31,290,886	(Won)	7,315,710	(Won)	17,051,579

	2008
	Life Insurance		Other		Subtotal before Elimination		US GAAP Adjustments		Inter- Segment Transactions(3)		Total
	(In millions of Won)
Net interest income	(Won)	357,085	(Won)	(500,365)	(Won)	7,342,182	(Won)	(1,528,543)	(Won)	(34,267)	(Won)	5,779,372
Non-interest income		2,505,032		5,028,456		47,770,140		(42,109,891)		(1,088,832)		4,571,417

Total revenues		2,862,117		4,528,091		55,112,322		(43,638,434)		(1,123,099)		10,350,789
Provision (reversal) for credit losses		9,189		33,407		1,043,564		457,233		(64,199)		1,436,598
Non-interest expense		2,657,719		1,071,084		46,698,867		(40,193,949)		(649,474)		5,855,444
Depreciation and amortization		8,816		19,322		342,300		529,116		—		871,416

Net income (loss) before tax		186,393		3,404,278		7,027,591		(4,430,834)		(409,426)		2,187,331
Income tax expense (benefit)		47,160		44,888		985,365		(191,269)		(99,165)		694,931

Net income attributable to noncontrolling interest		—		—		—		—		11,701		11,701

Net income (loss) attributable to the Group		139,233		3,359,390		6,042,226		(4,239,565)		(321,962)		1,480,699
US GAAP adjustments		256,082		(3,584,508)		(4,239,565)		—		—		—
Intersegment transactions		6,717		(183,492)		(321,962)		—		—		—

Net income (loss) attributable to the Group	(Won)	402,032	(Won)	(408,610)	(Won)	1,480,699	(Won)	—	(Won)	—	(Won)	1,480,699

Segments’ total assets	(Won)	8,517,262	(Won)	48,041,984	(Won)	294,495,634	(Won)	(15,492,069)	(Won)	(18,030,432)	(Won)	260,973,133

Note:

(1)	Securities brokerage business is conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).

(2)	Credit card business is conducted through Shinhan Card.

(3)	Includes eliminations for consolidation, intersegment transactions and certain differences in classification under management reporting system.

	2009
	Shinhan Bank
	Retail Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Securities Brokerage Services(1)		Credit Card(2)
	(In millions of Won)
Net interest income	(Won)	2,245,178	(Won)	876,033	(Won)	336,678	(Won)	242,709	(Won)	147,002	(Won)	2,853,957
Non-interest income		669,676		968,840		27,913,513		2,465,668		1,323,276		280,041

Total revenues		2,914,854		1,844,873		28,250,191		2,708,377		1,470,278		3,133,998
Provision (reversal) for credit losses		558,072		465,414		50,960		132,530		135,192		104,910
Non-interest expense		1,750,268		1,216,338		28,057,444		2,225,703		1,256,340		1,887,058
Depreciation and amortization		79,463		7,010		1,270		107,614		21,718		41,476

Net income (loss) before tax		527,051		156,111		140,517		242,530		57,028		1,100,554
Income tax expense (benefit)		156,969		46,494		41,850		72,232		12,844		243,799

Net income attributable to noncontrolling interest		—		—		—		—		—		—

Net income (loss) attributable to the Group		370,082		109,617		98,667		170,298		44,184		856,755
US GAAP adjustments		(90,671)		(250,439)		247,069		11,610		39,585		(216,509)
Intersegment transactions		15,684		(327,712)		59,836		(39,297)		14,447		284,414

Net income (loss) attributable to the Group	(Won)	295,095	(Won)	(468,534)	(Won)	405,572	(Won)	142,611	(Won)	98,216	(Won)	924,660

Segments’ total assets	(Won)	93,012,758	(Won)	37,373,660	(Won)	40,836,217	(Won)	31,014,717	(Won)	7,551,810	(Won)	17,556,352

	2009
	Life Insurance		Other		Subtotal before Elimination		US GAAP Adjustments		Inter- Segment Transactions(3)		Total
	(In millions of Won)
Net interest income	(Won)	419,116	(Won)	(663,136)	(Won)	6,457,537	(Won)	(1,217,995)	(Won)	(18,213)	(Won)	5,221,329
Non-interest income		2,997,633		3,957,527		40,576,174		(34,322,618)		(568,815)		5,684,741

Total revenues		3,416,749		3,294,391		47,033,711		(35,540,613)		(587,028)		10,906,070
Provision (reversal) for credit losses		12,453		131,996		1,591,527		635,409		(25,772)		2,201,164
Non-interest expense		3,166,479		759,233		40,318,863		(33,403,844)		(491,185)		6,423,834
Depreciation and amortization		13,442		46,906		318,899		394,622		—		713,521

Net income (loss) before tax		224,375		2,356,256		4,804,422		(3,166,800)		(70,071)		1,567,551
Income tax expense (benefit)		50,402		26,264		650,854		(181,802)		(45,026)		424,026

Net income attributable to noncontrolling interest		—		—		—		—		9,673		9,673

Net income (loss) attributable to the Group		173,973		2,329,992		4,153,568		(2,984,998)		(34,718)		1,133,852
US GAAP adjustments		(90,485)		(2,635,158)		(2,984,998)		—		—		—
Intersegment transactions		33,881		(75,971)		(34,718)		—		—		—

Net income (loss) attributable to the Group	(Won)	117,369	(Won)	(381,137)	(Won)	1,133,852	(Won)	—	(Won)	—	(Won)	1,133,852

Segments’ total assets	(Won)	10,054,742	(Won)	50,983,388	(Won)	288,383,644	(Won)	(16,355,259)	(Won)	(17,118,469)	(Won)	254,909,916

Note:

(1)	Securities brokerage business is conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).

(2)	Credit card business is conducted through Shinhan Card.

(3)	Includes eliminations for consolidation, intersegment transactions and certain differences in classification under management reporting system.

	2010
	Shinhan Bank
	Retail Banking		Corporate Banking		Treasury & International Business		Other Banking Services		Securities Brokerage Services(1)		Credit Card(2)
	(In millions of Won)
Net interest income	(Won)	2,758,610	(Won)	1,046,769	(Won)	510,946	(Won)	122,805	(Won)	158,113	(Won)	3,133,483
Non-interest income		562,506		498,129		10,546,258		1,944,021		1,464,612		279,015

Total revenues		3,321,116		1,544,898		11,057,204		2,066,826		1,622,725		3,412,498
Provision (reversal) for credit losses		440,176		385,415		13,887		120,988		21,539		(26,062)
Non-interest expense		1,801,235		803,287		10,603,777		1,568,769		1,387,486		2,219,608
Depreciation and amortization		76,249		6,747		987		76,445		29,651		38,900

Net income (loss) before tax		1,003,456		349,449		438,553		300,624		184,049		1,180,052
Income tax expense (benefit)		212,845		74,123		93,022		63,766		45,159		73,024

Net loss attributable to noncontrolling interest		—		—		—		—		—		—

Net income (loss) attributable to the Group		790,611		275,326		345,531		236,858		138,890		1,107,028
US GAAP adjustments		(334,469)		473,451		266,330		(57,789)		29,322		(150,521)
Intersegment transactions		29,318		28,108		(13,327)		9,411		9,855		32,528

Net income (loss) attributable to the Group	(Won)	485,460	(Won)	776,885	(Won)	598,534	(Won)	188,480	(Won)	178,067	(Won)	989,035

Segments’ total assets	(Won)	109,027,747	(Won)	20,753,183	(Won)	40,927,355	(Won)	34,669,682	(Won)	9,539,649	(Won)	21,096,513

	2010
	Life Insurance		Other		Subtotal before Elimination		US GAAP Adjustments		Inter- Segment Transactions(3)		Total
	(In millions of Won)
Net interest income	(Won)	472,538	(Won)	(611,645)	(Won)	7,591,619	(Won)	(1,396,372)	(Won)	(21,218)	(Won)	6,174,029
Non-interest income		3,455,653		5,120,265		23,870,459		(18,006,004)		(64,920)		5,799,535

Total revenues		3,928,191		4,508,620		31,462,078		(19,402,376)		(86,138)		11,973,564
Provision (reversal) for credit losses		6,343		(109,025)		853,261		(51,106)		(129,163)		672,992
Non-interest expense		3,629,467		893,500		22,907,129		(15,660,307)		50,277		7,297,099
Depreciation and amortization		14,322		16,831		260,132		344,627		—		604,759

Net income (loss) before tax		278,059		3,707,314		7,441,556		(4,035,590)		(7,252)		3,398,714
Income tax expense (benefit)		67,429		43,248		672,616		(34,424)		(61,366)		576,826

Net loss attributable to noncontrolling interest		—		—		—		—		22,634		22,634

Net income (loss) attributable to the Group		210,630		3,664,066		6,768,940		(4,001,166)		76,748		2,844,522
US GAAP adjustments		(371,517)		(3,855,973)		(4,001,166)		—		—		—
Intersegment transactions		(6,859)		(12,286)		76,748		—		—		—

Net income (loss) attributable to the Group	(Won)	(167,746)	(Won)	(204,193)	(Won)	2,844,522	(Won)	—	(Won)	—	(Won)	2,844,522

Segments’ total assets	(Won)	11,956,060	(Won)	60,601,311	(Won)	308,571,500	(Won)	(18,978,038)	(Won)	(19,560,873)	(Won)	270,032,589

Note:

(1)	Securities brokerage business is conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).

(2)	Credit card business is conducted through Shinhan Card.

(3)	Includes eliminations for consolidation, intersegment transactions and certain differences in classification under management reporting system.

Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2010
Net Incremental Impact of Accounting Change on the Consolidated Balance Sheet

The following table presents the net incremental impact of this accounting change on the Group’s consolidated balance sheet.

	Ending Balance Sheet December 31, 2009		Net Increase (Decrease)		Beginning Balance Sheet January 1, 2010
	(in millions of Won)
Assets
Cash and cash equivalents	(Won)	4,363,125	(Won)	5,319	(Won)	4,368,444
Restricted cash		7,973,917		—		7,973,917
Interest-bearing deposits		2,164,004		296,624		2,460,628
Call loans and securities purchased under resale agreements		1,346,244		—		1,346,244
Trading assets		11,297,076		1,915,141		13,212,217
Securities:
Available-for-sale securities		27,611,895		132,449		27,744,344
Held-to-maturity securities		12,793,618		—		12,793,618
Loans		165,593,546		1,593,691		167,187,237
Customers’ liability on acceptances		2,780,290		—		2,780,290
Premises and equipment, net		2,437,014		—		2,437,014
Intangible assets		1,266,604		—		1,266,604
Goodwill		3,805,422		—		3,805,422
Security deposits		1,323,666		—		1,323,666
Other assets		10,153,495		76,512		10,230,007

Total Assets	(Won)	254,909,916	(Won)	4,019,736	(Won)	258,929,652

Liabilities and equity
Liabilities
Deposits:
Interest-bearing	(Won)	140,808,902	(Won)	3,495,532	(Won)	144,304,434
Non-interest-bearing		2,889,587		—		2,889,587
Trading liabilities		4,565,034		62,933		4,627,967
Acceptances outstanding		2,780,290		—		2,780,290
Short-term borrowings		9,714,857		(459,683)		9,255,174
Secured borrowings		7,944,390		691,365		8,635,755
Long-term debt		44,794,981		930		44,795,911
Future policy benefits		8,310,238		—		8,310,238
Accrued expenses and other liabilities		12,552,247		240,583		12,792,830

Total Liabilities	(Won)	234,360,526	(Won)	4,031,660	(Won)	238,392,186

Equity		20,549,390		(11,924)		20,537,466

Total liabilities and equity	(Won)	254,909,916	(Won)	4,019,736	(Won)	258,929,652

Carrying Amounts and Classification of Assets and Liabilities of VIEs which have been Consolidated

The following table presents the carrying amounts and classification of assets and liabilities of VIEs which have been consolidated by the Group at December 31:

	Asset-Backed Securitizations		Investment Trusts		Guaranteed Fixed Rate Money Trusts		Total
	(in millions of Won)
December 31, 2009
Consolidated Assets
Loans	(Won)	5,857,865	(Won)	99,124	(Won)	141	(Won)	5,957,130
Securities		1,939,535		1,606,396		1,368		3,547,299
Other assets		422,529		371,661		1,656		795,846

Total Assets(1)	(Won)	8,219,929	(Won)	2,077,181	(Won)	3,165	(Won)	10,300,275

Consolidated Liabilities
Total Liabilities(1)	(Won)	4,746,732	(Won)	359,076	(Won)	5,527	(Won)	5,111,335

	Asset-Backed Securitizations		Investment Trusts		Guaranteed Fixed Rate Money Trusts & Guaranteed Principal Money Trusts		Total
	(in millions of Won)
December 31, 2010
Consolidated Assets
Loans	(Won)	7,817,754	(Won)	39,843	(Won)	528,015	(Won)	8,385,612
Securities		1,729,766		828,718		241		2,558,725
Other assets		675,081		110,664		2,572,349		3,358,094

Total Assets(1)	(Won)	10,222,601	(Won)	979,225	(Won)	3,100,605	(Won)	14,302,431

Consolidated Liabilities
Total Liabilities(1)	(Won)	4,853,989	(Won)	56,758	(Won)	3,659,102	(Won)	8,569,849

Note:

(1)	Total assets and total liabilities of consolidated VIEs are reported net of intercompany balances that have been eliminated in consolidation.

Aggregated Total Assets, Maximum Exposure to Loss, and Carrying Amount and Classification of Assets and Liabilities, VIEs Not Primary Beneficiary

The following table presents the aggregated total assets of VIEs where the Group holds a significant variable interest or is a sponsor that holds a variable interest in a VIE, but is not the VIE’s primary beneficiary, and the Group’s maximum exposure to loss as a result of its involvement with the VIEs, and the carrying amount and classification of the assets and liabilities in the Group’s balance sheets that relate to the Group’s variable interest in the VIEs at December 31:

	Asset-Backed Securitizations		SPEs Created for Structured Financing		Investment Trusts		Guaranteed Principal Money Trusts & Performance Based Trusts		Other Vehicles		Total
	(in millions of Won)
December 31, 2009
Maximum exposure to loss(1)	(Won)	5,684,514	(Won)	9,179,376	(Won)	803,815	(Won)	3,480,492	(Won)	443,435	(Won)	19,591,632
Total assets of VIEs		16,629,900		33,698,441		8,796,449		3,700,384		11,750,970		74,576,144

On-Balance Sheet Assets
Loans	(Won)	1,597,388	(Won)	7,084,670	(Won)	—	(Won)	—	(Won)	254,618	(Won)	8,936,676
Securities		601,086		185,236		724,527		—		72,006		1,582,855
Other assets		75,501		1,490		—		—		1,447		78,438

Total	(Won)	2,273,975	(Won)	7,271,396	(Won)	724,527	(Won)	—	(Won)	328,071	(Won)	10,597,969

On-Balance Sheet Liabilities	(Won)	3,883	(Won)	516	(Won)	—	(Won)	—	(Won)	873	(Won)	5,272

	Asset-Backed Securitizations		SPEs Created for Structured Financing		Investment Trusts		Performance Based Trusts		Other Vehicles		Total
	(in millions of Won)
December 31, 2010
Liquidity arrangements	(Won)	1,494,752	(Won)	7,362,491	(Won)	173,854	(Won)	—	(Won)	364,418	(Won)	9,395,515
Obligations to purchase assets		94,617		—		—		—		—		94,617
others		530,250		78,165		693,693		—		35,812,855		37,114,963
Maximum exposure to loss(1)	(Won)	2,119,619	(Won)	7,440,656	(Won)	867,547	(Won)	—	(Won)	36,177,273	(Won)	46,605,095
Total assets of VIEs	(Won)	11,668,703	(Won)	29,862,778	(Won)	10,529,556	(Won)	—	(Won)	10,140,907	(Won)	62,201,944

Total Liabilities of VIEs	(Won)	5,828,653	(Won)	24,185,818	(Won)	386,846	(Won)	—	(Won)	5,696,147	(Won)	36,097,464

On-Balance Sheet Assets
Loans	(Won)	426,063	(Won)	5,831,434	(Won)	—	(Won)	—	(Won)	247,196	(Won)	6,504,693
Securities		450,573		104,529		770,036		—		48,308		1,373,446
Other assets		6		—		—		—		972		978

Total	(Won)	876,642	(Won)	5,935,963	(Won)	770,036	(Won)	—	(Won)	296,476	(Won)	7,879,117

On-Balance Sheet Liabilities	(Won)	1,282	(Won)	1,415	(Won)	—	(Won)	—	(Won)	1,105	(Won)	3,802

Note:

(1)

The Group’s maximum exposure to loss often differs from the carrying amount of assets and liabilities in Group’s balance sheet that relate to the Group’s variable interest in the VIEs. The maximum exposure to loss is dependent on the nature of the Group’s variable interest in the VIEs and is limited to the notional amounts of certain liquidity facilities, other credit support, derivatives and investments the Group has made in the VIEs.

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2010
Movements of Other Comprehensive Income, Net of Tax Benefit (Expense)

The following table sets forth the movements of other comprehensive income, net of tax benefit (expense):

	Foreign Currency Translation Adjustments		Net Unrealized Gain on Available-for- Sale Securities		Net gains (losses) on cash flow hedges		Accumulated Other Comprehensive Income
	(in millions of Won)
Balance at January 1, 2008	(Won)	(29,804)	(Won)	792,004	(Won)	—	(Won)	762,200
Cumulative adjustment for accounting change, net of tax effect of (Won)0		—		—		—		—
Foreign currency translation adjustment, net of tax effect of (Won)(52,607)		142,257		—		—		142,257
Unrealized net gains on available-for-sale securities, net of tax effect of (Won)79,924		—		(214,571)		—		(214,571)
Changes in the Group’s ownership interest in subsidiary, net of tax effect of (Won)0		—		—		—		—
Reclassifications from other comprehensive income to net income, net of tax effect (Won)33,781		—		(94,405)		—		(94,405)

Balance at December 31, 2008		112,453		483,028		—		595,481
Cumulative adjustment for accounting change, net of tax effect of (Won)2,469		—		(8,752)		—		(8,752)
Foreign currency translation adjustment, net of tax effect of (Won)44,997		(67,906)		—		—		(67,906)
Unrealized net gains on available-for-sale securities, net of tax effect of (Won)(63,486)		—		580,596		—		580,596
Changes in the Group’s ownership interest in subsidiary, net of tax effect of (Won)(56)		—		200		—		200
Reclassifications from other comprehensive income to net income, net of tax effect (Won)49,540		—		(130,606)		—		(130,606)

Balance at December 31, 2009		44,547		924,466		—		969,013
Foreign currency translation adjustment, net of tax effect of (Won)(2,040)		7,949		—		—		7,949
Unrealized net gains on available-for-sale securities, net of tax effect of (Won)(128,754)		—		371,388		—		371,388
Net gains (losses) on cash flow hedges, net of tax effect of (Won)2,246		—		—		(7,034)		(7,034)
Reclassifications from other comprehensive income to net income, net of tax effect of (Won)71,327		—		(205,428)		—		(205,428)

Balance at December 31, 2010	(Won)	52,496	(Won)	1,090,426	(Won)	(7,034)	(Won)	1,135,888

Shinhan Financial Group Co., Ltd. (Tables)	12 Months Ended
Dec. 31, 2010
Cash Dividends Paid to Parent Company by Subsidiaries and Affiliates

The following table presents the cash dividends paid to the Parent Company by its subsidiaries and affiliates for the three years ended December 31:

	2008		2009		2010
	(in millions of Won)
Cash dividends paid by:
Consolidated subsidiaries	(Won)	1,931,865	(Won)	136,241	(Won)	795,951
Equity method investees		12,010		25,210		21,361

	(Won)	1,943,875	(Won)	161,451	(Won)	817,312

CONDENSED BALANCE SHEETS

CONDENSED BALANCE SHEETS

	2009		2010
	(in millions of Won)
Assets
Deposits with banking subsidiary	(Won)	429,825	(Won)	861,284
Receivables from subsidiaries:
Non-banking subsidiaries		1,575,000		1,455,000
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,674,187		15,556,268
Non-banking subsidiaries		10,971,879		11,379,334
Premises and equipment		3,685		3,310
Other assets		160,843		340,455

Total assets	(Won)	26,815,419	(Won)	29,595,651

Liabilities and stockholders’ equity
Short-term debt	(Won)	674,000	(Won)	5,000
Long-term debt		5,767,797		6,581,104
Accrued expenses and other liabilities		155,423		214,177

Total liabilities	(Won)	6,597,220	(Won)	6,800,281

Stockholders’ equity		20,218,199		22,795,370

Total liabilities and stockholders’ equity	(Won)	26,815,419	(Won)	29,595,651

CONDENSED STATEMENTS OF INCOME

CONDENSED STATEMENTS OF INCOME

	2008		2009		2010
	(in millions of Won)
Income
Dividends from banking subsidiaries	(Won)	406,516	(Won)	11,099	(Won)	149,733
Dividends from non banking subsidiaries		1,537,359		150,352		667,579
Interest income from banking subsidiaries		7,329		3,725		17
Interest income from non banking subsidiaries		116,914		119,666		92,405
Other income		148,008		203,230		157,507

Total income		2,216,126		488,072		1,067,241
Expenses
Interest expense		442,683		443,816		350,087
Salaries and employee benefits		4,813		26,975		28,997
Other expense		44,445		57,996		77,492

Total expenses		491,941		528,787		456,576

Income (Loss) before income tax expense and undistributed net income (loss) of subsidiaries		1,724,185		(40,715)		610,665
Income tax expense		14,560		26,756		(94,511)

Income (loss) before undistributed net income (loss) of subsidiaries		1,709,625		(67,471)		705,176

Equity in undistributed net income (loss) of subsidiaries:
Banking subsidiaries		261,237		470,423		1,788,868
Non-banking subsidiaries		(490,163)		730,900		350,478

Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

	2008		2009		2010
	(in millions of Won)
Cash flows from operating activities
Net income	(Won)	1,480,699	(Won)	1,133,852	(Won)	2,844,522
Less: Net income of subsidiaries		(1,714,949)		(1,362,774)		(2,956,658)

Parent Company net loss		(234,250)		(228,922)		(112,136)
Depreciation on premises and equipment		811		893		1,381
Cash dividends from subsidiaries and equity method investees		1,943,875		161,451		817,312
Other expense (income)		27,208		(27,002)		19,783
Unrealized foreign exchange loss (gain)		—		(10,818)		21,482
Loss on valuation of trading derivatives		—		14,224		—
Other assets, net		8,427		57,923		(166,633)
Accrued expense and other liabilities, net		(5,062)		21,343		57,311

Net cash provided by (used in) operating activities		1,741,009		(10,908)		638,500

Cash flows from investing activities
Net change in receivables from subsidiaries		(995,000)		835,000		120,000
Increase in investment in subsidiaries		(967,011)		(31,048)		(10,026)
Decrease in investment in subsidiaries		977,471		52,631		—
Net change in premises and equipment		(1,503)		(2,302)		(1,006)
Net change in other assets (including assets relating to Shinhan Card acquisition in 2007)		(45,678)		1,008		(5,000)

Net cash provided by (used in) investing activities		(1,031,721)		855,289		103,968

Cash flows from financing activities
Net change in short-term debt		(99,700)		(481,300)		(669,000)
Proceeds from issuance of long-term debt		1,480,000		712,160		2,450,000
Repayments of long-term debt		(978,763)		(2,360,905)		(1,671,743)
Proceed from the issuance of stock		—		1,275,260		—
Cash dividends paid		(572,004)		(230,586)		(420,266)

Net cash provided by (used in) financing activities		(170,467)		(1,085,371)		(311,009)

Net increase (decrease) in cash and due from banks		538,821		(240,990)		431,459
Cash and due from banks, beginning of year		131,994		670,815		429,825

Cash and due from banks, end of year	(Won)	670,815	(Won)	429,825	(Won)	861,284

Cash paid for interest	(Won)	421,180	(Won)	438,978	(Won)	339,520

Principal Subsidiaries of Shinhan Financial Group Co., Ltd (Detail) (Country of Incorporation - Korea)	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Shinhan Bank
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Shinhan Investment Corp.
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1],[2]	100.00%	[1],[2]	100.00%	[1],[2]
Shinhan Card Co Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Shinhan Capital Co Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Jeju Bank
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	68.88%	[1]	68.88%	[1]	62.42%	[1]
Shinhan Credit Information Co Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Shinhan Private Equity Inc
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Shinhan Life Insurance. Co
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
SHC Management Co Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Shinhan Data System Co Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]

[1]	Direct and indirect ownership are combined. All holdings are in common stock of the respective subsidiaries.
[2]	On August 24, 2009, the former Good Morning Shinhan Securities Co., Ltd. changed its name to "Shinhan Investment Corp.".

General Information and Summary of Significant Accounting Policies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2010 Year	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Customer relationship intangibles Year	Dec. 31, 2010 Korea Securities Finance Corporation Deposit Year	Dec. 31, 2010 Core deposit of Shinhan Bank Year	Dec. 31, 2010 Credit Card Relationship Intangibles Year
Finite-Lived Intangible Assets [Line Items]
Consolidation of Subsidiaries, policy	The Group consolidates subsidiaries in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control.
Equity method investment, policy	The Group accounts for investments in companies in which it owns voting or economic interest of 20% to 50% and for which it has significant influence over operating and financing decisions using the equity method of accounting and the pro rata share of their income (loss) is included in other noninterest income (expense). Investments in joint ventures, where the Group does not have unilateral control, are also accounted for using the equity method of accounting.
Cost method investment, policy	Investments in companies where the Group owns less than 20% and does not have the ability to exercise significant influence over operating and financing decisions are accounted for using the cost method of accounting. Income from these investments is recognized when dividends are received.
Finite-lived intangibles estimated useful lives, Minimum	1
Finite-lived intangibles estimated useful lives, Maximum	18
Exchange Rate	Korean Won amounts are expressed in US dollars at the rate of (Won)1130.60 US $1, the United States Federal Reserve Bank of New York noon buying exchange rate in effect on December 31, 2010.
Estimated weighted-average life of finite-lived intangibles				3	3	9	6
Separate account assets, other assets		1,351,595	1,090,887
Separate account liabilities, accrued expenses and other liabilities		1,351,595	1,090,887
Separate account assets and liabilities are included in other assets and accrued expenses and other liabilities		1,351,595	1,090,887

Estimated Useful Lives of Premises and Equipment (Detail)	12 Months Ended
Dec. 31, 2010 Year
Buildings
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Premises and Equipment	40
Equipment and furniture
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Premises and Equipment, Minimum	4
Estimated Useful Lives of Premises and Equipment, Maximum	5
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Premises and Equipment	5
Operating lease assets
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Premises and Equipment, Minimum	3
Estimated Useful Lives of Premises and Equipment, Maximum	5
Capitalized software costs
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Premises and Equipment, Minimum	4
Estimated Useful Lives of Premises and Equipment, Maximum	5

Accounting Changes and Future Application of Accounting Standards - Additional Information (Detail) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2007 KRW	Dec. 31, 2009 Net Increase (Decrease) KRW
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 20,527,325	23,208,195,000	$ 18,175,652	20,549,390,000	17,964,143,000	17,121,542,000	(11,924,000)
Total Assets	238,840,074	270,032,589,000		254,909,916,000	260,973,133,000		4,019,736,000
Total Liabilities	$ 218,312,749	246,824,394,000		234,360,526,000			4,031,660,000

Business Changes and Developments - Additional Information (Detail) (KRW) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008 AITAS	Sep. 30, 2008 AITAS	May 31, 2008 AITAS	Sep. 30, 2008 Shinhan Bank Fund Management Business	Jun. 30, 2008 KT Freetel	Jan. 31, 2009 Shinhan BNP Paribas Asset Management	Dec. 31, 2009 Shinhan BNP Paribas Asset Management	Jan. 02, 2009 Shinhan BNP Paribas Asset Management
Interest acquired, percentage				56.63%
Ownership interest of the Group after acquisition		89.58%
Goodwill			42,693
Total purchase price					3,070
Joint Venture with KT Freetel						On June 2, 2008, the Group jointly established Shinhan-KTF Mobile Card with KT Freetel. As a result, the Group owns 50% +1 share of the entity and KT Freetel owns the remainder of the interest in the entity.
Share exchange ratio							All of the shares of SH Asset Management have been exchanged for shares of the merged company at the agreed ratio of 0.7860830 common stock of the merged company for every one share of SH Asset Management Co., Ltd. in accordance with the terms of the Merger Agreement and the Applicable Law.
Gain on deconsolidation of SH Asset Management	31,933							31,933
Shares of Shinhan BNP Paribas Asset Management sold, number							1,276,162
Shares of Shinhan BNP Paribas Asset Management sold, percentage									8.50%
Shares of Shinhan BNP Paribas Asset Management sold, per share price									18,023
BNP Paribas ownership interest									65.00%

Details of Restricted Cash (Detail) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Reserve deposits with the Bank of Korea (BOK) KRW	Dec. 31, 2009 Reserve deposits with the Bank of Korea (BOK) KRW	Dec. 31, 2010 Investment KRW	Dec. 31, 2009 Investment KRW	Dec. 31, 2010 Other KRW	Dec. 31, 2009 Other KRW
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash (Note 4)	$ 4,916,582	5,558,687,000	7,973,917,000	4,202,466,000	6,729,167,000	1,096,820,000	845,155,000	259,401,000	399,595,000

Call Loans and Securities Purchased Under Resale Agreements, at Carrying Values (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Resale Agreement Counterparty [Line Items]
Call loans		766,177,000,000	902,667,000,000
Securities purchased under resale agreements		1,476,647,000,000	443,577,000,000
Call loans and securities purchased under resale agreements (Note 5)	$ 1,983,746,000	2,242,824,000,000	1,346,244,000,000

Call Loans and Securities Purchased under Resale Agreements - Additional Information (Detail) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Call Loans and Securities Under Resale Agreements KRW	Dec. 31, 2009 Call Loans and Securities Under Resale Agreements KRW	Dec. 31, 2008 Call Loans and Securities Under Resale Agreements KRW
Resale Agreement Counterparty [Line Items]
Call loans, maturity date					Call loans are short-term lending facilities among banks and financial institutions, with maturities of 90 days or less. Typically, call loans have maturities of one day.
Other interest income	$ 304,214	343,945,000	293,567,000	380,871,000	115,718,000	101,691,000	98,784,000

Trading Assets, at Fair Value (Detail) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Debt Securities Korean Treasury And Government Agencies KRW	Dec. 31, 2009 Debt Securities Korean Treasury And Government Agencies KRW	Dec. 31, 2010 Debt Securities Corporations KRW	Dec. 31, 2009 Debt Securities Corporations KRW	Dec. 31, 2010 Debt Securities Mortgage - backed and asset - backed securities KRW	Dec. 31, 2009 Debt Securities Mortgage - backed and asset - backed securities KRW	Dec. 31, 2010 Debt Securities Financial Institutions KRW	Dec. 31, 2009 Debt Securities Financial Institutions KRW	Dec. 31, 2010 Equity Securities KRW	Dec. 31, 2009 Equity Securities KRW	Dec. 31, 2010 Derivative instruments Equity derivatives KRW	Dec. 31, 2009 Derivative instruments Equity derivatives KRW	Dec. 31, 2010 Derivative instruments Commodity derivatives KRW	Dec. 31, 2009 Derivative instruments Commodity derivatives KRW	Dec. 31, 2010 Derivative instruments Foreign exchange derivatives KRW	Dec. 31, 2009 Derivative instruments Foreign exchange derivatives KRW	Dec. 31, 2010 Derivative instruments Interest rate derivatives KRW	Dec. 31, 2009 Derivative instruments Interest rate derivatives KRW	Dec. 31, 2010 Derivative instruments Credit derivatives KRW	Dec. 31, 2009 Derivative instruments Credit derivatives KRW	Dec. 31, 2010 Other trading activities - commodity indexed deposits KRW	Dec. 31, 2009 Other trading activities - commodity indexed deposits KRW
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (Note 6)	$ 13,513,534	15,278,402,000	11,297,076,000	3,225,335,000	1,523,695,000	1,897,386,000	1,176,562,000	470,501,000	872,987,000	4,886,533,000	2,104,094,000	830,691,000	746,962,000	1,253,186,000	286,919,000	5,525,000	1,896,000	1,630,922,000	3,426,615,000	924,517,000	898,554,000	349,000	2,546,000	153,457,000	256,246,000

Trading Liabilities, at Fair Value (Detail) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Derivative instruments Equity derivatives KRW	Dec. 31, 2009 Derivative instruments Equity derivatives KRW	Dec. 31, 2010 Derivative instruments Commodity derivatives KRW	Dec. 31, 2009 Derivative instruments Commodity derivatives KRW	Dec. 31, 2010 Derivative instruments Foreign exchange derivatives KRW	Dec. 31, 2009 Derivative instruments Foreign exchange derivatives KRW	Dec. 31, 2010 Derivative instruments Interest rate derivatives KRW	Dec. 31, 2009 Derivative instruments Interest rate derivatives KRW	Dec. 31, 2010 Derivative instruments Credit derivatives KRW	Dec. 31, 2009 Derivative instruments Credit derivatives KRW	Dec. 31, 2010 Other trading activities - commodity indexed deposits KRW	Dec. 31, 2009 Other trading activities - commodity indexed deposits KRW
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading liabilities (Note 6)	$ 3,198,088	3,615,758,000	4,565,034,000	1,214,792,000	285,302,000	5,119,000	2,493,000	1,322,598,000	2,800,680,000	874,208,000	1,134,514,000	422,000	23,076,000	198,619,000	318,969,000

Trading Profits (Losses) (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Trading Activity, Gains and Losses, Net [Line Items]
Trading Profits (Losses)	936,572	(516,962)	584,330
Debt Securities
Trading Activity, Gains and Losses, Net [Line Items]
Trading Profits (Losses)	43,561	(88,422)	128,385
Equity Securities
Trading Activity, Gains and Losses, Net [Line Items]
Trading Profits (Losses)	14,729	81,052	(108,652)
Derivative instruments
Trading Activity, Gains and Losses, Net [Line Items]
Trading Profits (Losses)	879,066	(513,413)	590,779
Other trading activities - commodity indexed deposits
Trading Activity, Gains and Losses, Net [Line Items]
Trading Profits (Losses)	(784)	3,821	(26,182)

Trading Activities - Additional Information (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net changes in fair value of trading securities	(30,418)	(8,710)	163,362

Available-For-Sale and Held-To-Maturity Securities (Detail)	Dec. 31, 2010 USD ( $)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2010 Debt Securities Korean Treasury And Government Agencies KRW		Dec. 31, 2009 Debt Securities Korean Treasury And Government Agencies KRW		Dec. 31, 2010 Debt Securities Corporations KRW		Dec. 31, 2009 Debt Securities Corporations KRW		Dec. 31, 2010 Debt Securities Mortgage - backed and asset - backed securities KRW		Dec. 31, 2009 Debt Securities Mortgage - backed and asset - backed securities KRW		Dec. 31, 2010 Debt Securities Financial Institutions KRW		Dec. 31, 2009 Debt Securities Financial Institutions KRW		Dec. 31, 2010 Debt Securities Foreign Governments KRW		Dec. 31, 2009 Debt Securities Foreign Governments KRW		Dec. 31, 2010 Equity Securities Marketable securities KRW		Dec. 31, 2009 Equity Securities Marketable securities KRW
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-sale securities, Amortized Cost			26,055,663,000,000	[1]	26,457,976,000,000	[1]	10,296,330,000,000	[1]	8,696,449,000,000	[1]	2,328,476,000,000	[1]	2,222,460,000,000	[1]	1,945,427,000,000	[1]	2,280,105,000,000	[1]	9,376,315,000,000	[1]	11,005,207,000,000	[1]	153,660,000,000	[1]	169,087,000,000	[1]	1,955,455,000,000	[1]	2,084,668,000,000	[1]
Available-for-sale securities, Gross Unrealized Gains			1,405,887,000,000		1,296,415,000,000		219,161,000,000		74,727,000,000		75,952,000,000		92,521,000,000		3,213,000,000		15,867,000,000		160,857,000,000		185,646,000,000		3,605,000,000		2,875,000,000		943,099,000,000		924,779,000,000
Available-for-sale securities, Gross Unrealized Losses			63,569,000,000		142,496,000,000		13,986,000,000		49,177,000,000		4,288,000,000		7,189,000,000		1,579,000,000		11,788,000,000		4,749,000,000		26,589,000,000		7,674,000,000		1,794,000,000		31,293,000,000		45,959,000,000
Available-for-sale securities, Fair Value	24,233,133,000		27,397,981,000,000		27,611,895,000,000		10,501,505,000,000		8,721,999,000,000		2,400,140,000,000		2,307,792,000,000		1,947,061,000,000		2,284,184,000,000		9,532,423,000,000		11,164,264,000,000		149,591,000,000		170,168,000,000		2,867,261,000,000		2,963,488,000,000
Held-to-maturity securities (Note 7)	11,133,043,000	[1]	12,587,018,000,000	[1]	12,793,618,000,000	[1]	9,661,043,000,000	[1]	8,138,424,000,000	[1]	469,388,000,000	[1]	363,259,000,000	[1]	130,485,000,000	[1]	163,054,000,000	[1]	2,266,826,000,000	[1]	4,092,996,000,000	[1]	59,276,000,000	[1]	35,885,000,000	[1]
Held-to-maturity securities, Gross Unrealized Gains			416,668,000,000		127,745,000,000		328,734,000,000		65,026,000,000		12,890,000,000		10,566,000,000		2,308,000,000		4,690,000,000		72,326,000,000		47,463,000,000		410,000,000
Held-to-maturity securities, Gross Unrealized Losses			9,458,000,000		80,768,000,000		4,423,000,000		55,677,000,000		33,000,000		1,513,000,000				314,000,000		5,002,000,000		23,061,000,000				203,000,000
Held-to-maturity securities, Fair Value			12,994,228,000,000		12,840,595,000,000		9,985,354,000,000		8,147,773,000,000		482,245,000,000		372,312,000,000		132,793,000,000		167,430,000,000		2,334,150,000,000		4,117,398,000,000		59,686,000,000		35,682,000,000

[1]	On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.

Available-For-Sale and Held-To-Maturity Securities (Parenthetical) (Detail) (Hybrid Instrument, KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Hybrid Instrument
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Securities, Fair Value	0	18,254
Net trading losses related valuation losses	0	152

Securities - Additional Information (Detail)	12 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2008 KRW	Dec. 31, 2008 Securities Reclassified To Other Investments As Per SFAS 115 KRW	Dec. 31, 2010 Debt Securities Financial Institutions Bank of Korea and Korea Development Bank KRW	Dec. 31, 2009 Debt Securities Financial Institutions Bank of Korea and Korea Development Bank KRW	Dec. 31, 2010 Asset-backed Securities Available for sale Securities KRW	Dec. 31, 2009 Asset-backed Securities Available for sale Securities KRW	Dec. 31, 2008 Asset-backed Securities Available for sale Securities KRW	Dec. 31, 2010 Available for sale Securities KRW	Dec. 31, 2009 Available for sale Securities KRW	Dec. 31, 2008 Available for sale Securities KRW
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Other investments		2,763,436,000,000	[1]	2,568,663,000,000	[1]		730,093,000,000
Other Comprehensive Income Reclassification Adjustment For Unrealized Holding Gains Losses Before Tax						24,964,000,000
Available-for-sale debt securities								3,959,163,000,000	5,107,873,000,000
Held-to-maturity debt securities								1,034,505,000,000	2,144,968,000,000
Exposure to asset-backed collateralized debt obligations (CDOs)										30,984,000,000	97,202,000,000	100,364,000,000
Net losses on securities related to asset-backed CDOs'										0	2,955,000,000	61,182,000,000	8,748,000,000	11,486,000,000	147,695,000,000
Proceeds from sales of available-for-sale securities		4,380,405,000,000		1,561,005,000,000		2,473,684,000,000
Proceeds from maturities of available-for-sale securities	11,725,946,000	13,257,354,000,000		12,351,877,000,000		7,274,598,000,000
Gross realized gains		770,173,000,000		449,957,000,000		197,800,000,000
Gross realized losses		28,078,000,000		33,761,000,000		87,337,000,000

[1]	Other investments include unlisted equity securities, securities with sales restriction, fund investments and investments accounted for the equity method.

Decreases in value Deemed to be Other-Than-Temporary (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Available for sale Securities KRW	Dec. 31, 2009 Available for sale Securities KRW	Dec. 31, 2008 Available for sale Securities KRW	Dec. 31, 2010 Held-to-maturity Securities KRW	Dec. 31, 2009 Held-to-maturity Securities KRW	Dec. 31, 2008 Held-to-maturity Securities KRW
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total other-than-temporary impairment losses					8,748,000,000	11,486,000,000	147,695,000,000
Unrealized other-than-temporary impairment losses recognized in OCI						957,000,000
Debt securities					8,748,000,000	10,529,000,000	147,695,000,000	442,000,000	2,776,000,000	1,199,000,000
Equity securities					905,000,000	94,791,000,000	97,371,000,000
Other-than-temporary impairment losses		9,653,000,000	105,320,000,000	245,066,000,000
Total other-than-temporary impairment losses	$ 8,927,000	10,095,000,000	108,096,000,000	246,265,000,000

Roll-Forward of Credit Losses Component Recognized in Earnings (Detail) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Balance, beginning of year	87,916
Additions:
Credit impairments on securities that have been previously impaired	442
Credit impairments on securities not previously impaired	8,748
Reductions:
For securities sold (or matured)	4,675
For increases in expected cash flows	1
Balance, end of year	92,430

Current Fair Value and the Associated Unrealized Losses on Investments in Available-for-Sale Debt Securities, Marketable Equity Securities and Held-to-Maturity Debt Securities with Unrealized Losses (Detail) (KRW)
In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	4,931,979	10,017,718
Held-to-maturity securities Fair Value Less Than 12 Months	488,213	4,227,191
Total temporarily impaired securities	5,420,192	14,244,909
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(32,854)	(116,890)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months	(4,456)	(77,575)
Total temporarily impaired securities	(37,310)	(194,465)
Available-for-Sale Securities Fair Value 12 Months or Greater	719,162	980,135
Held-to-maturity securities Fair Value 12 Months or Greater	54,998	183,189
Total temporarily impaired securities	774,160	1,163,324
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(30,715)	(25,606)
Held-to-maturity securities Gross Unrealized Loss 12 Months or Greater	(5,002)	(3,193)
Total temporarily impaired securities	(35,717)	(28,799)
Available-for-Sale Securities	5,651,141	10,997,853
Held-to-maturity securities	543,211	4,410,380
Total temporarily impaired securities	6,194,352	15,408,233
Available-for-Sale Securities Gross Unrealized Loss	(63,569)	(142,496)
Held-to-maturity securities Gross Unrealized Loss	(9,458)	(80,768)
Total temporarily impaired securities	(73,027)	(223,264)
Debt Securities | Korean Treasury And Government Agencies
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	1,853,839	4,020,926
Held-to-maturity securities Fair Value Less Than 12 Months	477,768	3,542,310
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(13,855)	(48,676)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months	(4,423)	(54,868)
Available-for-Sale Securities Fair Value 12 Months or Greater	5,127	73,013
Held-to-maturity securities Fair Value 12 Months or Greater		54,216
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(131)	(501)
Held-to-maturity securities Gross Unrealized Loss 12 Months or Greater		(809)
Available-for-Sale Securities	1,858,966	4,093,939
Held-to-maturity securities	477,768	3,596,526
Available-for-Sale Securities Gross Unrealized Loss	(13,986)	(49,177)
Held-to-maturity securities Gross Unrealized Loss	(4,423)	(55,677)
Debt Securities | Corporations
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	453,715	557,862
Held-to-maturity securities Fair Value Less Than 12 Months	10,445	89,265
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(3,886)	(5,794)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months	(33)	(1,132)
Available-for-Sale Securities Fair Value 12 Months or Greater	22,933	252,708
Held-to-maturity securities Fair Value 12 Months or Greater		5,462
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(402)	(1,395)
Held-to-maturity securities Gross Unrealized Loss 12 Months or Greater		(381)
Available-for-Sale Securities	476,648	810,570
Held-to-maturity securities	10,445	94,727
Available-for-Sale Securities Gross Unrealized Loss	(4,288)	(7,189)
Held-to-maturity securities Gross Unrealized Loss	(33)	(1,513)
Debt Securities | Mortgage - backed and asset - backed securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	88,200	67,085
Held-to-maturity securities Fair Value Less Than 12 Months		49,703
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(5,450)	(5,633)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months		(314)
Available-for-Sale Securities Fair Value 12 Months or Greater	263,450	230,250
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(3,790)	(6,155)
Available-for-Sale Securities	351,650	297,335
Held-to-maturity securities		49,703
Available-for-Sale Securities Gross Unrealized Loss	(9,240)	(11,788)
Held-to-maturity securities Gross Unrealized Loss		(314)
Debt Securities | Financial Institutions
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	2,494,730	4,921,593
Held-to-maturity securities Fair Value Less Than 12 Months		536,707
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(4,728)	(15,369)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months		(21,058)
Available-for-Sale Securities Fair Value 12 Months or Greater	4,122	315,941
Held-to-maturity securities Fair Value 12 Months or Greater	54,998	123,511
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(21)	(11,220)
Held-to-maturity securities Gross Unrealized Loss 12 Months or Greater	(5,002)	(2,003)
Available-for-Sale Securities	2,498,852	5,237,534
Held-to-maturity securities	54,998	660,218
Available-for-Sale Securities Gross Unrealized Loss	(4,749)	(26,589)
Held-to-maturity securities Gross Unrealized Loss	(5,002)	(23,061)
Debt Securities | Foreign Governments
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	3,593	55,949
Held-to-maturity securities Fair Value Less Than 12 Months		9,206
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(13)	(1,794)
Held-to-maturity securities Gross Unrealized Loss Less Than 12 Months		(203)
Available-for-Sale Securities	3,593	55,949
Held-to-maturity securities		9,206
Available-for-Sale Securities Gross Unrealized Loss	(13)	(1,794)
Held-to-maturity securities Gross Unrealized Loss		(203)
Equity Securities | Marketable securities
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-Sale Securities Fair Value Less Than 12 Months	37,902	394,303
Available-for-Sale Securities Gross Unrealized Loss Less Than 12 Months	(4,922)	(39,624)
Available-for-Sale Securities Fair Value 12 Months or Greater	423,530	108,223
Available-for-Sale Securities Gross Unrealized Loss 12 Months or Greater	(26,371)	(6,335)
Available-for-Sale Securities	461,432	502,526
Available-for-Sale Securities Gross Unrealized Loss	(31,293)	(45,959)

Interest and Dividends on Securities (Detail) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Interest Income KRW	Dec. 31, 2009 Interest Income KRW	Dec. 31, 2008 Interest Income KRW	Dec. 31, 2010 Dividends KRW	Dec. 31, 2009 Dividends KRW	Dec. 31, 2008 Dividends KRW
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest and dividends on securities	$ 1,634,052	1,847,460,000	1,852,178,000	1,775,081,000	1,779,899,000	1,793,399,000	1,711,604,000	67,561,000	58,779,000	63,477,000

Amortized Cost and Estimated Fair Value of the Group's Available-for-Sale and Held-to-Maturity Debt Securities by Contractual Maturity (Detail)	Dec. 31, 2010 USD ( $)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW
Available-for-Sale Debt Securities Amortized cost
Within 1 year			8,557,167,000,000
Over 1 year through 5 years			12,554,699,000,000
Over 5 years through 10 years			2,647,169,000,000
Over 10 years			341,173,000,000
Available-for-sale Securities, Debt Maturities, Amortized Cost, Total			24,100,208,000,000
Available-for-Sale Debt Securities Fair Value
Within 1 year			8,606,375,000,000
Over 1 year through 5 years			12,818,707,000,000
Over 5 years through 10 years			2,756,435,000,000
Over 10 years			349,203,000,000
Available-for-sale Securities, Debt Maturities, Fair Value, Total			24,530,720,000,000
Held-to-maturity Debt Securities Amortized cost
Within 1 year			1,628,261,000,000
Over 1 year through 5 years			7,910,965,000,000
Over 5 years through 10 years			2,214,749,000,000
Over 10 years			833,043,000,000
Held-to-maturity securities (Note 7)	11,133,043,000	[1]	12,587,018,000,000	[1]	12,793,618,000,000	[1]
Held-to-maturity Debt Securities Fair Value
Within 1 year			1,651,380,000,000
Over 1 year through 5 years			8,167,992,000,000
Over 5 years through 10 years			2,302,569,000,000
Over 10 years			872,287,000,000
Held-to-maturity Securities, Debt Maturities, Fair Value, Total			12,994,228,000,000

[1]	On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.

Details of the Loan Portfolio (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Commercial Loan KRW	Dec. 31, 2010 Commercial Loan Commercial and Industrial KRW	Dec. 31, 2009 Commercial Loan Commercial and Industrial KRW	Dec. 31, 2010 Commercial Loan Other commercial KRW	Dec. 31, 2009 Commercial Loan Other commercial KRW	Dec. 31, 2010 Commercial Loan Lease Financings KRW	Dec. 31, 2009 Commercial Loan Lease Financings KRW	Dec. 31, 2010 Consumer Loan KRW	Dec. 31, 2010 Consumer Loan Mortgage and home equity KRW	Dec. 31, 2009 Consumer Loan Mortgage and home equity KRW	Dec. 31, 2010 Consumer Loan Credit cards KRW	Dec. 31, 2009 Consumer Loan Credit cards KRW	Dec. 31, 2010 Consumer Loan Other Consumer KRW	Dec. 31, 2009 Consumer Loan Other Consumer KRW
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, gross		179,957,336,000,000	169,255,037,000,000	95,789,687,000,000	59,610,344,000,000	54,479,473,000,000	34,601,192,000,000	34,770,389,000,000	1,578,151,000,000	1,559,652,000,000	84,167,649,000,000	44,646,443,000,000	40,022,157,000,000	17,479,346,000,000	15,116,757,000,000	22,041,860,000,000	23,306,609,000,000
Deferred loan origination costs (fees)		27,929,000,000	(23,497,000,000)
Financing Receivable, Net of Deferred Income, Total		179,985,265,000,000	169,231,540,000,000
Less: Allowance for loan losses		(3,395,864,000,000)	(3,637,994,000,000)
Loans	$ 156,190,873,000	176,589,401,000,000	165,593,546,000,000

Loans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW Investment	Dec. 31, 2010 Entity Year LegalMatter Investment	Dec. 31, 2009 Investment	Dec. 31, 2007 KRW	Dec. 31, 2010 Commercial Loan KRW	Dec. 31, 2010 Excluding Past Due Loans Within Grace Period KRW	Dec. 31, 2009 Excluding Past Due Loans Within Grace Period KRW	Dec. 31, 2008 Excluding Past Due Loans Within Grace Period KRW	Dec. 31, 2010 Including Past Due Loans Within Grace Period KRW	Dec. 31, 2009 Including Past Due Loans Within Grace Period KRW	Dec. 31, 2008 Including Past Due Loans Within Grace Period KRW
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value of loans acquired						220,538
Carrying amount of loans acquired	18,410	44,859
Commercial loans managed on a portfolio basis, impaired amounted							365,378
Nonaccrual loans	2,188,428						1,307,517	1,531,980	1,641,654	2,021,452	2,188,428	2,464,908	3,308,792
Equity securities received through loan restructuring	26,198	6,519	0
Number of loan restructured			1	8	3
Aggregate book value of loan restructured	46,225	8,581	278
Recognized total charge-offs related to restructuring	20,027	2,062	278
Individually evaluated loans	2,413,066
Individually evaluated loans, allowance	1,062,440
Collectively evaluated loans	177,544,270
Collectively evaluated loans, allowance	2,333,424
Terms of direct financing leases, Minimum (in years)				3
Terms of direct financing leases, Maximum (in years)				10

Loans Acquired in Connection with LG Card Acquisition for which it was Probable at Acquisition that all Contractually Required Payments would not be Collected (Detail) (KRW) In Millions	Dec. 31, 2007
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually required payments receivable at acquisition	619,928
Cash flows expected to be collected at acquisition	323,069
Fair value of acquired receivables at acquisition	220,538

Changes in the Accretable Yield (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	46,122	71,210
Purchases
Accretion of accretable yield	(21,146)	(52,424)
Increase to expected cash flows	(1,999)	27,336
Balance at end of year	22,977	46,122

Impaired Loans (Detail) (KRW) In Millions	12 Months Ended															12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2010 Commercial Loan Commercial and Industrial Impaired Financing Receivable with Related Allowance	Dec. 31, 2010 Commercial Loan Other commercial Impaired Financing Receivable with Related Allowance	Dec. 31, 2010 Commercial Loan Lease Financings Impaired Financing Receivable with Related Allowance	Dec. 31, 2010 Commercial Loan Impaired Financing Receivable with Related Allowance	Dec. 31, 2009 Impaired Financing Receivable with Related Allowance	Dec. 31, 2008 Impaired Financing Receivable with Related Allowance	Dec. 31, 2010 Commercial Loan Commercial and Industrial Impaired Financing Receivable with No Related Allowance	Dec. 31, 2010 Commercial Loan Other commercial Impaired Financing Receivable with No Related Allowance	Dec. 31, 2010 Commercial Loan Lease Financings Impaired Financing Receivable with No Related Allowance	Dec. 31, 2010 Commercial Loan Impaired Financing Receivable with No Related Allowance	Dec. 31, 2009 Impaired Financing Receivable with No Related Allowance	Dec. 31, 2008 Impaired Financing Receivable with No Related Allowance	Dec. 31, 2010 Commercial Loan	Dec. 31, 2010 Commercial Loan Commercial and Industrial	Dec. 31, 2010 Commercial Loan Other commercial	Dec. 31, 2010 Commercial Loan Lease Financings
Financing Receivable, Impaired [Line Items]
Impaired loans with/without allowance	2,325,667	2,177,594	3,070,578	1,399,375	997,634	11,161	2,408,170	2,111,904	1,953,024	38,269	11,233	1,234	50,736	213,763	224,570	2,458,906	1,437,643	1,008,868	12,395
Allowance for impaired loans	1,350,209	1,181,446														1,245,258	741,304	494,183	9,771
Average balance for impaired loans	2,117,768	1,910,041														2,200,394	1,323,512	864,487	12,395
Interest income for impaired loans	48,223	79,251														68,441	52,611	15,830

Aging Schedule (Excluding Interest Accrued Interest) for All Loans by Portfolio (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	177,724,992
Past due up to 3 months	1,231,686
Past due 3-6 months	504,730
Past due more than 6 mon ths	495,928
Total Amount	179,957,336	169,255,037
Commercial Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	94,466,395
Past due up to 3 months	503,209
Past due 3-6 months	344,186
Past due more than 6 mon ths	475,897
Total Amount	95,789,687
Commercial Loan | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	58,870,975
Past due up to 3 months	365,186
Past due 3-6 months	154,889
Past due more than 6 mon ths	219,294
Total Amount	59,610,344	54,479,473
Commercial Loan | Other commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	34,062,816
Past due up to 3 months	99,789
Past due 3-6 months	184,567
Past due more than 6 mon ths	254,020
Total Amount	34,601,192	34,770,389
Commercial Loan | Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,532,604
Past due up to 3 months	38,234
Past due 3-6 months	4,730
Past due more than 6 mon ths	2,583
Total Amount	1,578,151	1,559,652
Consumer Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	83,258,597
Past due up to 3 months	728,477
Past due 3-6 months	160,544
Past due more than 6 mon ths	20,031
Total Amount	84,167,649
Consumer Loan | Mortgage and home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	44,536,723
Past due up to 3 months	82,250
Past due 3-6 months	17,252
Past due more than 6 mon ths	10,218
Total Amount	44,646,443	40,022,157
Consumer Loan | Credit cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	16,853,336
Past due up to 3 months	511,724
Past due 3-6 months	114,209
Past due more than 6 mon ths	77
Total Amount	17,479,346	15,116,757
Consumer Loan | Other Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	21,868,538
Past due up to 3 months	134,503
Past due 3-6 months	29,083
Past due more than 6 mon ths	9,736
Total Amount	22,041,860	23,306,609

Credit Quality using Different Credit Factors (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	134,996,273
Satisfactory	40,554,562
Overdue	1,335,923
Impaired	3,070,578	2,325,667	2,177,594
Total Amount	179,957,336	169,255,037
Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	56,478,543
Satisfactory	36,345,820
Overdue	506,418
Impaired	2,458,906
Total Amount	95,789,687
Commercial Loan | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	33,837,447
Satisfactory	23,936,164
Overdue	399,090
Impaired	1,437,643
Total Amount	59,610,344	54,479,473
Commercial Loan | Other commercial
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	21,707,680
Satisfactory	11,805,611
Overdue	79,033
Impaired	1,008,868
Total Amount	34,601,192	34,770,389
Commercial Loan | Lease Financings
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	933,416
Satisfactory	604,045
Overdue	28,295
Impaired	12,395
Total Amount	1,578,151	1,559,652
Consumer Loan
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	78,517,730
Satisfactory	4,208,742
Overdue	829,505
Impaired	611,672
Total Amount	84,167,649
Consumer Loan | Mortgage and home equity
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	43,429,773
Satisfactory	952,695
Overdue	219,789
Impaired	44,186
Total Amount	44,646,443	40,022,157
Consumer Loan | Credit cards
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	15,009,060
Satisfactory	1,576,657
Overdue	436,408
Impaired	457,221
Total Amount	17,479,346	15,116,757
Consumer Loan | Other Consumer
Financing Receivable, Recorded Investment [Line Items]
Strong & Good	20,078,897
Satisfactory	1,679,390
Overdue	173,308
Impaired	110,265
Total Amount	22,041,860	23,306,609

Summary of Loans on Nonaccrual Status and Accruing Loans which are Past Due One Day or More by Loan Portfolio (Detail) (KRW) In Millions	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	2,188,428
1 or more day past due and still accruing	43,916	[1]
Commercial Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	1,307,517
1 or more day past due and still accruing	15,775	[1]
Commercial Loan | Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	729,582
1 or more day past due and still accruing	9,787	[1]
Commercial Loan | Other commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	532,388
1 or more day past due and still accruing	5,988	[1]
Commercial Loan | Lease Financings
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	45,547
Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	880,911
1 or more day past due and still accruing	28,141	[1]
Consumer Loan | Mortgage and home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	90,285
1 or more day past due and still accruing	19,435	[1]
Consumer Loan | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	164,622
1 or more day past due and still accruing	8,700	[1]
Consumer Loan | Other Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	626,004
1 or more day past due and still accruing	6	[1]

[1]	Commercial, consumer loans past due 90 days or more and still accruing amounted to (Won)1,559 million and (Won) 960 million, respectively.

Summary of Loans on Nonaccrual Status and Accruing Loans which are Past Due One Day or More by Loan Portfolio (Parenthetical) (Detail) (USD $) In Millions	Dec. 31, 2010
Commercial Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due 90 days or more and still accruing	$ 1,559
Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due 90 days or more and still accruing	$ 960

Loans and Debt Securities Modified in Troubled Debt Restructuring (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Modifications [Line Items]
Loans and debt securities whose terms have been modified in troubled debt restructuring	1,275,284	1,125,827	781,893
Loans
Financing Receivable, Modifications [Line Items]
Loans and debt securities whose terms have been modified in troubled debt restructuring	1,275,284	1,097,275	747,183
Debt Securities
Financing Receivable, Modifications [Line Items]
Loans and debt securities whose terms have been modified in troubled debt restructuring		28,552	34,710

Movements in the Allowance for Credit Losses (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of year	3,395,864		3,637,994
Allowance for Loan and Lease Losses
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	3,637,994		3,200,633		2,099,122
Provision for loan losses	943,044		1,750,738		1,318,772
Charge-offs	(1,627,488)		(1,891,127)		(916,644)
Recoveries	442,314		577,750		699,383
Balance at end of year	3,395,864		3,637,994		3,200,633
Reserve for Off-balance Sheet Activities
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	789,810	[1]	339,384	[1]	221,558	[1]
Provision for off-balance sheet credit	(270,052)	[1]	450,426	[1]	117,826	[1]
Balance at end of year	519,758	[1]	789,810	[1]	339,384	[1]

[1]	The allowance for off-balance sheet credit is included in other liabilities.

Investment in Direct Financing Leases as Included in the Respective Loan Balances (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross lease payments receivable	1,713,416
Estimated unguaranteed residual values	(5,860,279)
Unearned income	(140,998)	(159,802)
Allowance for loan losses	(3,395,864)	(3,637,994)
Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross lease payments receivable	1,713,416	1,734,996
Estimated unguaranteed residual values	20,325	8,522
Unearned income	(155,590)	(183,866)
Loans and Leases Receivable, Gross, Carrying Amount, Total	1,578,151	1,559,652
Less: Deferred loan origination fee	(77)	(523)
Allowance for loan losses	(25,989)	(12,866)
Loans and lease receivables	1,552,085	1,546,263

Scheduled Maturities of Gross Lease Payments Receivable (Detail) (KRW) In Millions	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
2011	715,423
2012	537,894
2013	333,661
2014	52,106
2015	20,476
Thereafter	53,856
Gross lease payments receivable	1,713,416

Premises and Equipment (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Property, Plant and Equipment [Line Items]
Land		1,146,906,000,000	1,087,321,000,000
Buildings		1,052,922,000,000	1,019,383,000,000
Equipment and furniture		1,001,200,000,000	1,120,108,000,000
Capitalized software costs		642,274,000,000	618,835,000,000
Leasehold improvements		310,569,000,000	246,265,000,000
Construction in progress		23,000,000	2,380,000,000
Operating lease assets		52,855,000,000	75,197,000,000
Total premises and equipment, gross		4,206,749,000,000	4,169,489,000,000
Less: Accumulated depreciation and amortization		(1,839,385,000,000)	(1,732,475,000,000)
Premises and equipment, net (Note 9)	$ 2,093,900,000	2,367,364,000,000	2,437,014,000,000

Premises and Equipment - Additional Information (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Plant and Equipment [Line Items]
Amortization	285,164	411,674	503,310
Accumulated depreciation on operating lease assets	26,921	32,717
Property, Plant and Equipment, Other Types
Property, Plant and Equipment [Line Items]
Depreciation	178,567	211,465	245,184
Computer Equipment and Capitalized Software
Property, Plant and Equipment [Line Items]
Amortization	141,028	90,382	122,922

Movements in Goodwill (Detail)	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 Shinhan Bank KRW	Dec. 31, 2010 Shinhan Bank KRW	Dec. 31, 2010 Shinhan Capital Co Ltd KRW	Dec. 31, 2009 Shinhan Capital Co Ltd KRW	Dec. 31, 2008 Shinhan Capital Co Ltd KRW	Dec. 31, 2009 Shinhan Card Co Ltd KRW	Dec. 31, 2010 Shinhan Card Co Ltd KRW	Dec. 31, 2010 Shinhan Life Insurance. Co KRW	Dec. 31, 2009 Shinhan Life Insurance. Co KRW	Dec. 31, 2008 Shinhan Life Insurance. Co KRW
Goodwill [Line Items]
Beginning Balance	3,892,393,000,000		$ 3,365,843,000	3,805,422,000,000	563,169,000,000	475,719,000,000	1,616,000,000	1,616,000,000	1,616,000,000	3,037,808,000,000	3,038,287,000,000	289,800,000,000	289,800,000,000	289,800,000,000
Acquisition	3,303,000,000				2,824,000,000					479,000,000
Disposition	(30,757,000,000)				(30,757,000,000)
Impairment loss	(59,517,000,000)	(128,394,000,000)			(59,517,000,000)
Ending Balance	3,805,422,000,000	3,892,393,000,000	$ 3,365,843,000	3,805,422,000,000	475,719,000,000	475,719,000,000	1,616,000,000	1,616,000,000	1,616,000,000	3,038,287,000,000	3,038,287,000,000	289,800,000,000	289,800,000,000	289,800,000,000

Movements in Goodwill by Reporting Unit (Detail)	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 Retail Banking KRW	Dec. 31, 2010 Retail Banking KRW	Dec. 31, 2009 Institutional Banking KRW	Dec. 31, 2010 Institutional Banking KRW	Dec. 31, 2009 Private Banking KRW	Dec. 31, 2010 Private Banking KRW	Dec. 31, 2009 Corporate Banking KRW	Dec. 31, 2009 Treasury & International Business KRW	Dec. 31, 2009 Other Banking Services KRW	Dec. 31, 2010 Other Banking Services KRW	Dec. 31, 2009 Credit cards KRW	Dec. 31, 2010 Credit cards KRW	Dec. 31, 2010 Shinhan Life Insurance. Co KRW	Dec. 31, 2009 Shinhan Life Insurance. Co KRW	Dec. 31, 2008 Shinhan Life Insurance. Co KRW	Dec. 31, 2009 Other Segment KRW		Dec. 31, 2010 Other Segment KRW
Goodwill [Line Items]
Beginning Balance	3,892,393,000,000		$ 3,365,843,000	3,805,422,000,000	334,978,000,000	336,592,000,000	81,716,000,000	82,109,000,000	14,010,000,000	14,077,000,000			10,495,000,000	10,546,000,000	3,037,808,000,000	3,038,287,000,000	289,800,000,000	289,800,000,000	289,800,000,000	123,586,000,000	[1]	34,011,000,000	[1]
Acquisition	3,303,000,000				1,614,000,000		393,000,000		67,000,000		235,000,000	191,000,000	51,000,000		479,000,000					273,000,000	[1]
Disposition	(30,757,000,000)																			(30,757,000,000)	[1]
Impairment loss	(59,517,000,000)	(128,394,000,000)									(235,000,000)	(191,000,000)								(59,091,000,000)	[1]
Ending Balance	3,805,422,000,000	3,892,393,000,000	$ 3,365,843,000	3,805,422,000,000	336,592,000,000	336,592,000,000	82,109,000,000	82,109,000,000	14,077,000,000	14,077,000,000			10,546,000,000	10,546,000,000	3,038,287,000,000	3,038,287,000,000	289,800,000,000	289,800,000,000	289,800,000,000	34,011,000,000	[1]	34,011,000,000	[1]

[1]	Relates to reporting units of merchant banking, foreign subsidiaries of Shinhan Bank, Shinhan AITAS, SH Asset Management and Shinhan Capital.

Details of Intangible Assets (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Amortizable Intangible Assets KRW Year	Dec. 31, 2009 Amortizable Intangible Assets KRW	Dec. 31, 2010 Amortizable Intangible Assets Brokerage customer relationship KRW Year	Dec. 31, 2009 Amortizable Intangible Assets Brokerage customer relationship KRW	Dec. 31, 2010 Amortizable Intangible Assets Korea Securities Finance Corporation Deposit KRW Year	Dec. 31, 2009 Amortizable Intangible Assets Korea Securities Finance Corporation Deposit KRW	Dec. 31, 2010 Amortizable Intangible Assets Core deposit of Shinhan Bank KRW Year	Dec. 31, 2009 Amortizable Intangible Assets Core deposit of Shinhan Bank KRW	Dec. 31, 2010 Amortizable Intangible Assets Credit Card Relationship KRW Year	Dec. 31, 2009 Amortizable Intangible Assets Credit Card Relationship KRW	Dec. 31, 2010 Amortizable Intangible Assets Valuation Of Business Acquired KRW	Dec. 31, 2009 Amortizable Intangible Assets Valuation Of Business Acquired KRW	Dec. 31, 2010 Non Amortizable Intangible Assets KRW	Dec. 31, 2009 Non Amortizable Intangible Assets KRW	Dec. 31, 2010 Non Amortizable Intangible Assets Korea Securities Finance Corporation Borrowing KRW	Dec. 31, 2009 Non Amortizable Intangible Assets Korea Securities Finance Corporation Borrowing KRW	Dec. 31, 2010 Non Amortizable Intangible Assets Court deposit of Shinhan Bank KRW	Dec. 31, 2009 Non Amortizable Intangible Assets Court deposit of Shinhan Bank KRW
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Weighted Average Years				4.7		3.4		3.4		8.7		5.7
Intangible Assets, Gross Carrying Amount		3,372,334,000,000	3,372,334,000,000	3,145,581,000,000	3,145,581,000,000	68,266,000,000	68,266,000,000	10,941,000,000	10,941,000,000	825,476,000,000	825,476,000,000	1,262,366,000,000	1,262,366,000,000	978,532,000,000	978,532,000,000	226,753,000,000	226,753,000,000	400,000,000	400,000,000	226,353,000,000	226,353,000,000
Intangible Assets, Accumulated Amortization		(2,390,894,000,000)	(2,105,730,000,000)	(2,390,894,000,000)	(2,105,730,000,000)	(68,266,000,000)	(68,266,000,000)	(10,941,000,000)	(10,941,000,000)	(715,587,000,000)	(656,427,000,000)	(1,066,116,000,000)	(901,879,000,000)	(529,984,000,000)	(468,217,000,000)
Intangible Assets, Net Carrying Amount	$ 868,069,000	981,440,000,000	1,266,604,000,000	754,687,000,000	1,039,851,000,000					109,889,000,000	169,049,000,000	196,250,000,000	360,487,000,000	448,548,000,000	510,315,000,000	226,753,000,000	226,753,000,000	400,000,000	400,000,000	226,353,000,000	226,353,000,000

Goodwill and Intangible Assets - Additional Information (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill [Line Items]
Amortization expense on intangible assets	285,164	411,674	503,310

Estimated Aggregate Amortization Expense on Intangible Assets Subject to Amortization (Detail) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Expected Amortization Expense [Line Items]
Year Ending, 2011	232,247
Year Ending, 2012	158,353
Year Ending, 2013	88,205
Year Ending, 2014	54,129
Year Ending, 2015	42,697
Year Ending, Thereafter	179,056
Future Amortization Expense, Total, Total	754,687

Details of Other Assets (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW
Accrued interest and dividends receivable		1,282,957,000,000		1,205,682,000,000
Receivables for foreign exchange spot contracts		1,036,446,000,000		1,491,898,000,000
Account receivables		1,167,784,000,000		1,648,887,000,000
Accrued income		60,949,000,000		6,499,000,000
Deferred tax assets		477,548,000,000		689,660,000,000
Other investments		2,763,436,000,000	[1]	2,568,663,000,000	[1]
Prepaid expenses		190,297,000,000		167,562,000,000
Separate account assets		1,351,595,000,000		1,090,887,000,000
Advances to suppliers		182,259,000,000		199,602,000,000
Deferred acquisition costs		1,074,026,000,000		829,056,000,000
Gold assets		27,614,000,000		56,767,000,000
Other		185,345,000,000		198,332,000,000
Other assets (Notes 11 and 24)	$ 8,668,190,000	9,800,256,000,000		10,153,495,000,000

[1]	Other investments include unlisted equity securities, securities with sales restriction, fund investments and investments accounted for the equity method.

Other Assets - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2008 KRW	Dec. 31, 2007 KRW	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2008 USD ( $)	Oct. 31, 2007
Redeemable Convertible Preferred Stock [Line Items]
Class A shares converted to Class C					8,020,348	6,767,836
Gain from exchange of membership interest to VISA shares	103,787	279,881
Redeemed shares by Visa in connection with its IPO		3,514,074	14,721,000	14,721,000	4,506,274
Redeemed shares by Visa in connection with its IPO, percentage	56.18%	43.82%
Redemption per share by Visa in connection with its IPO					$ 42.77

Summary of Group'S Alternative Investments in Funds which are Classified as Other Investments (Detail) (Other Assets, Fund investments, KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Other Assets | Fund investments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Fund investments	569,587	[1]	523,116	[1]

[1]	Include private equity funds that invest in equity and debt securities issued by private and publicly held companies. Substantially all of these investments do not allow early redemptions. Alternatively, the Group receives distributions in accordance with the fund agreement. There are no unfunded commitments.

Summarized Details of Deposits (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Deposit	Dec. 31, 2009 Deposit	Dec. 31, 2010 Deposit Interest-bearing Deposits	Dec. 31, 2009 Deposit Interest-bearing Deposits	Dec. 31, 2010 Deposit Interest-bearing Deposits Demand Deposits	Dec. 31, 2009 Deposit Interest-bearing Deposits Demand Deposits	Dec. 31, 2010 Deposit Interest-bearing Deposits Savings Deposits	Dec. 31, 2009 Deposit Interest-bearing Deposits Savings Deposits	Dec. 31, 2010 Deposit Interest-bearing Deposits Certificates of Deposit	Dec. 31, 2009 Deposit Interest-bearing Deposits Certificates of Deposit	Dec. 31, 2010 Deposit Interest-bearing Deposits Other Time Deposits	Dec. 31, 2009 Deposit Interest-bearing Deposits Other Time Deposits	Dec. 31, 2010 Deposit Interest-bearing Deposits Mutual installment deposits	Dec. 31, 2009 Deposit Interest-bearing Deposits Mutual installment deposits	Dec. 31, 2010 Demand Deposits KRW	Dec. 31, 2009 Demand Deposits KRW	Dec. 31, 2010 Savings Deposits KRW	Dec. 31, 2009 Savings Deposits KRW	Dec. 31, 2010 Certificates of Deposit KRW	Dec. 31, 2009 Certificates of Deposit KRW	Dec. 31, 2010 Other Time Deposits KRW	Dec. 31, 2009 Other Time Deposits KRW	Dec. 31, 2010 Mutual installment deposits KRW	Dec. 31, 2009 Mutual installment deposits KRW
Resale Agreement Counterparty [Line Items]
Interest-bearing deposits	$ 132,508,666,000	149,814,297,000,000	140,808,902,000,000															8,643,365,000,000	7,529,357,000,000	42,719,222,000,000	37,502,198,000,000	3,461,483,000,000	7,800,821,000,000	94,883,767,000,000	87,822,670,000,000	106,460,000,000	153,856,000,000
Non-interest-bearing deposits	2,722,347,000	3,077,886,000,000	2,889,587,000,000															3,077,886,000,000	2,889,587,000,000
Deposits		152,892,183,000,000	143,698,489,000,000
Weighted-Average Interest Rate				2.61%	3.06%	2.65%	3.12%	0.49%	0.45%	1.04%	1.22%	4.49%	5.48%	3.54%	3.91%	3.53%	3.70%

Deposits - Additional Information (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Resale Agreement Counterparty [Line Items]
Aggregate balance of time deposit accounts (including certificate of deposits, other time deposits, mutual installment deposits)	75,169,760	74,387,872

Contractual Maturities of Certificate of Deposits, Other Time Deposits and Mutual Installment Deposits (Detail) (KRW) In Millions	Dec. 31, 2010
Resale Agreement Counterparty [Line Items]
2011	90,640,324
2012	3,179,300
2013	2,627,874
2014	976,400
2015	220,559
Thereafter	807,253
Time Deposits, Total	98,451,710

Summarized Details of Short-Term Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Borrowings from BOK KRW	Dec. 31, 2009 Borrowings from BOK KRW	Dec. 31, 2010 Foreign currency-denominated KRW	Dec. 31, 2009 Foreign currency-denominated KRW	Dec. 31, 2010 Borrowings from trust accounts KRW	Dec. 31, 2009 Borrowings from trust accounts KRW	Dec. 31, 2010 Call money KRW	Dec. 31, 2009 Call money KRW	Dec. 31, 2010 Debentures in won KRW	Dec. 31, 2009 Debentures in won KRW	Dec. 31, 2010 Other borrowings KRW		Dec. 31, 2009 Other borrowings KRW
Short-term Debt [Line Items]
Short-term borrowings	$ 7,138,917	8,071,259,000	9,714,857,000	995,998,000	1,433,730,000	2,026,208,000	1,771,522,000	1,281,898,000	1,475,802,000	1,333,618,000	2,398,062,000	19,722,000	708,748,000	2,413,815,000	[1]	1,926,993,000	[1]
Short-Term Borrowings, Weighted-Average Interest Rate				1.07%	1.11%	1.90%	3.18%	2.47%	1.90%	2.72%	2.42%	5.82%	6.03%	6.62%	[1]	6.01%	[1]

[1]	Mostly relate to borrowings from other financial institutions.

Short-Term Borrowings - Additional Information (Detail) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Call money KRW	Dec. 31, 2009 Call money KRW	Dec. 31, 2008 Call money KRW
Short-term Debt [Line Items]
Interest on short-term borrowings	$ 333,426	376,971,000	555,026,000	865,695,000	61,809,000	74,816,000	155,556,000

Secured Borrowings (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2010 Work & Joy 2007-1 Securitization Specialty Co. 2.76%~6.43% ABCP and collateralized bond obligation KRW	Dec. 31, 2009 Work & Joy 2007-1 Securitization Specialty Co. 2.76%~6.43% ABCP and collateralized bond obligation KRW	Dec. 31, 2010 Shinhan Card 2010-1 Asset Securitisation Specialty Co., Ltd. 3.09% collateralized bond obligation KRW		Dec. 31, 2010 Midas the 1st Co., Ltd. 3.18% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Midas the 2nd Co., Ltd. 3.18% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Frontier 9th Securitization Specialty Co., Ltd. 4.31%~7.00% ABCP and collateralized bond obligation	Dec. 31, 2009 Frontier 9th Securitization Specialty Co., Ltd. 4.31%~7.00% ABCP and collateralized bond obligation KRW	Dec. 31, 2010 NEODWC the 2nd Co., Ltd. 3.18%~6.30% ABCP and collateralized bond obligation KRW	Dec. 31, 2009 NEODWC the 2nd Co., Ltd. 3.18%~6.30% ABCP and collateralized bond obligation KRW	Dec. 31, 2010 JR First Co., Ltd 3.16% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Costone Delta Co., Ltd. 10.00% collateralized bond obligation KRW	Dec. 31, 2009 Costone Delta Co., Ltd. 10.00% collateralized bond obligation KRW	Dec. 31, 2010 I-Clover Co., Ltd 3.01%~3.65% Asset-Backed Commercial Papers KRW		Dec. 31, 2009 I-Clover Co., Ltd 3.01%~3.65% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Shinhan 8th Securitization Specialty Co., Ltd. 8.50%~8.90% collateralized bond obligation	Dec. 31, 2009 Shinhan 8th Securitization Specialty Co., Ltd. 8.50%~8.90% collateralized bond obligation KRW		Dec. 31, 2010 Shinhan Mortgage 1st Securitization Specialty Co., Ltd. 6.00% collateralized bond obligation KRW		Dec. 31, 2009 Shinhan Mortgage 1st Securitization Specialty Co., Ltd. 6.00% collateralized bond obligation KRW		Dec. 31, 2010 NEODWC the 3rd Co., Ltd. 3.01%~8.00% ABCP and collateralized bond obligation KRW	Dec. 31, 2009 NEODWC the 3rd Co., Ltd. 3.01%~8.00% ABCP and collateralized bond obligation KRW	Dec. 31, 2010 Credipia 2005 Plus Two Asset Securitization Specialty Company 5.45% collateralized bond obligation	Dec. 31, 2009 Credipia 2005 Plus Two Asset Securitization Specialty Company 5.45% collateralized bond obligation KRW		Dec. 31, 2010 Incheon Dogaegong ther 1st Co., Ltd. 2.90%~3.11% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Credipia 2006 Plus One A,B Asset Securitization Specialty Company 4.58%~6.29% collateralized bond obligation	Dec. 31, 2009 Credipia 2006 Plus One A,B Asset Securitization Specialty Company 4.58%~6.29% collateralized bond obligation KRW		Dec. 31, 2010 Shinhan Card 2007-1 Asset Securitisation Specialty Co., Ltd. 7.00% collateralized bond obligation KRW		Dec. 31, 2009 Shinhan Card 2007-1 Asset Securitisation Specialty Co., Ltd. 7.00% collateralized bond obligation KRW		Dec. 31, 2010 Shinhan Card 2007-2 Asset Securitisation Specialty Co., Ltd. 7.00% collateralized bond obligation KRW		Dec. 31, 2009 Shinhan Card 2007-2 Asset Securitisation Specialty Co., Ltd. 7.00% collateralized bond obligation KRW		Dec. 31, 2010 Shinhan Card 2008-1 Asset Securitisation Specialty Co., Ltd. 4.76% collateralized bond obligation KRW		Dec. 31, 2009 Shinhan Card 2008-1 Asset Securitisation Specialty Co., Ltd. 4.76% collateralized bond obligation KRW		Dec. 31, 2010 SHC 2008 Asset Securitization Specialty Co. 8.97% collateralized bond obligation KRW		Dec. 31, 2009 SHC 2008 Asset Securitization Specialty Co. 8.97% collateralized bond obligation KRW		Dec. 31, 2010 Good Invest 2nd Co., Ltd. 3.62%~9.00% ABCP and collateralized bond obligation	Dec. 31, 2009 Good Invest 2nd Co., Ltd. 3.62%~9.00% ABCP and collateralized bond obligation KRW	Dec. 31, 2010 Shinhan Mortgage 2nd Securitization Specialty Co., Ltd. 6.00% collateralized bond obligation KRW		Dec. 31, 2009 Shinhan Mortgage 2nd Securitization Specialty Co., Ltd. 6.00% collateralized bond obligation KRW		Dec. 31, 2010 KAMCO Value Recreation 6th Securitization Specialty Co., Ltd. 5.14% collateralized bond obligation KRW		Dec. 31, 2009 KAMCO Value Recreation 6th Securitization Specialty Co., Ltd. 5.14% collateralized bond obligation KRW		Dec. 31, 2010 KAMCO Value Recreation 11th Securitization Specialty Co.,Ltd. 5.22% collateralized bond obligation KRW		Dec. 31, 2010 Shift First Co., Ltd 3.03% Asset-Backed Commercial Papers KRW		Dec. 31, 2009 Shift First Co., Ltd 3.03% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 LH MY Home Securitization Specialty L.L.C. 3.45%-5.04% collateralized bond obligation KRW	Dec. 31, 2010 Edulove-BTL Co., Ltd 3.01%~9.80% ABCP and collateralized bond obligation KRW		Dec. 31, 2010 IB-PF Tree Co., Ltd 7.50% collateralized bond obligation KRW		Dec. 31, 2010 SH Infra-Value Co., Ltd 12.00% collateralized bond obligation KRW		Dec. 31, 2010 Hanshin 1st Securitization Specialty L.L.C. 4.90%~6.17% collateralized bond obligation KRW	Dec. 31, 2010 Euljiro Kim's Frist Co., Ltd 4.39% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Securities sold under repurchase agreements 0.06%~11.5% KRW	Dec. 31, 2009 Securities sold under repurchase agreements 0.06%~11.5% KRW
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Maturity						2012		2015		2011		2011		2010		2011		2011		2011		2012				2010			2039				2013		2010			2011		2010			2011				2011				2012				2012				2010		2040				2012				2013		2011				2020	2014		2013		2014		2013	2011		2029
Secured Borrowings	$ 7,337,605,000	8,295,896,000,000		7,944,390,000,000		70,300,000,000	260,300,000,000	334,350,000,000		270,000,000,000		250,000,000,000			8,500,000,000	200,050,000,000	400,050,000,000	10,000,000,000		1,708,000,000	1,751,000,000	90,215,000,000		560,000,000,000			4,982,000,000		391,545,000,000		566,037,000,000		50,050,000,000	60,049,000,000		206,288,000,000		400,000,000,000			467,247,000,000		92,500,000,000		277,500,000,000		138,600,000,000		277,200,000,000		160,008,000,000		320,658,000,000		350,000,000,000		350,000,000,000			61,049,000,000	332,352,000,000		467,040,000,000		2,181,000,000		2,181,000,000		17,432,000,000		250,000,000,000		300,000,000,000		955,775,000,000	7,112,000,000		102,000,000		141,241,000,000		50,000,000,000	70,049,000,000		3,660,326,000,000	3,353,558,000,000
Collateral Loans		7,108,843,000,000	[1]	5,696,128,000,000	[1]			562,458,000,000	[1]	500,000,000,000	[1]	500,000,000,000	[1]					60,000,000,000	[1]			910,490,000,000	[1]	494,776,000,000	[1]		11,655,000,000	[1]	335,911,000,000	[1]	588,695,000,000	[1]				714,604,000,000	[1]	400,000,000,000	[1]		751,214,000,000	[1]	510,410,000,000	[1]	441,139,000,000	[1]	546,122,000,000	[1]	532,188,000,000	[1]	550,005,000,000	[1]	540,361,000,000	[1]	778,271,000,000	[1]	754,543,000,000	[1]			467,712,000,000	[1]	561,185,000,000	[1]	4,524,000,000	[1]	5,768,000,000	[1]	71,435,000,000	[1]	300,000,000,000	[1]	300,000,000,000	[1]		156,645,000,000	[1]	92,993,000,000	[1]	291,867,000,000	[1]		70,000,000,000	[1]
Collateral Securities		6,403,066,000,000		6,352,071,000,000		190,300,000,000	400,300,000,000								16,500,000,000	200,000,000,000	400,000,000,000				1,751,000,000	269,155,000,000		932,978,000,000									200,000,000,000	200,000,000,000																										59,876,000,000															1,000,000,000,000							50,000,000,000			4,493,611,000,000	4,340,666,000,000

[1]	Represents the carrying amounts, exclusive of the related allowance for loan losses of (Won)19,207 million and (Won)100,670 million as of December 31, 2009 and 2010, respectively.

Secured Borrowings (Parenthetical) (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Collateral Loans, allowance for loan losses	3,395,864	3,637,994
Collateralized Loans
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Collateral Loans, allowance for loan losses	100,670	19,207

Summarized Details of Long-Term Debt (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations KRW	Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Notes Payable to Small Business Corporation	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Notes Payable to Industrial Bank of Korea	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Notes Payable to Korea Energy Management Corporation	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Notes Payable to Other Korean Government Funds	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Upper Limit Other Notes Payable		Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Notes Payable to Small Business Corporation	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Notes Payable to Industrial Bank of Korea	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Notes Payable to Korea Energy Management Corporation	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Notes Payable to Other Korean Government Funds	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Lower Limit Other Notes Payable		Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Notes Payable to Small Business Corporation KRW	Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Notes Payable to Small Business Corporation KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Notes Payable to Industrial Bank of Korea KRW	Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Notes Payable to Industrial Bank of Korea KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Notes Payable to Korea Energy Management Corporation KRW	Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Notes Payable to Korea Energy Management Corporation KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Notes Payable to Other Korean Government Funds KRW	Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Notes Payable to Other Korean Government Funds KRW	Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Fixed and Floating Rate Debt KRW		Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Fixed and Floating Rate Debt KRW		Dec. 31, 2010 Won Denominated Debt Senior Debt Obligations Other Notes Payable KRW		Dec. 31, 2009 Won Denominated Debt Senior Debt Obligations Other Notes Payable KRW		Dec. 31, 2010 Won Denominated Debt Subordinated Debt KRW	Dec. 31, 2009 Won Denominated Debt Subordinated Debt KRW	Dec. 31, 2010 Won Denominated Debt Subordinated Debt Upper Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Upper Limit Hybrid Instrument		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Upper Limit Other Fixed Rate Notes Payable	Dec. 31, 2010 Won Denominated Debt Subordinated Debt Lower Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Lower Limit Hybrid Instrument		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Lower Limit Other Fixed Rate Notes Payable	Dec. 31, 2010 Won Denominated Debt Subordinated Debt Fixed and Floating Rate Debt KRW		Dec. 31, 2009 Won Denominated Debt Subordinated Debt Fixed and Floating Rate Debt KRW		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Hybrid Instrument KRW		Dec. 31, 2009 Won Denominated Debt Subordinated Debt Hybrid Instrument KRW		Dec. 31, 2010 Won Denominated Debt Subordinated Debt Other Fixed Rate Notes Payable KRW	Dec. 31, 2009 Won Denominated Debt Subordinated Debt Other Fixed Rate Notes Payable KRW	Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations KRW	Dec. 31, 2009 Foreign currency-denominated Senior Debt Obligations KRW	Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Upper Limit Floating Rate Debt		Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Upper Limit Other Fixed and Floating Rate Notes Payable	Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Lower Limit Floating Rate Debt		Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Lower Limit Other Fixed and Floating Rate Notes Payable	Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Floating Rate Debt KRW		Dec. 31, 2009 Foreign currency-denominated Senior Debt Obligations Floating Rate Debt KRW		Dec. 31, 2010 Foreign currency-denominated Senior Debt Obligations Other Fixed and Floating Rate Notes Payable KRW	Dec. 31, 2009 Foreign currency-denominated Senior Debt Obligations Other Fixed and Floating Rate Notes Payable KRW	Dec. 31, 2010 Foreign currency-denominated Subordinated Debt KRW	Dec. 31, 2009 Foreign currency-denominated Subordinated Debt KRW	Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Upper Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Upper Limit Hybrid Instrument		Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Lower Limit Fixed and Floating Rate Debt		Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Lower Limit Hybrid Instrument		Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Fixed and Floating Rate Debt KRW		Dec. 31, 2009 Foreign currency-denominated Subordinated Debt Fixed and Floating Rate Debt KRW		Dec. 31, 2010 Foreign currency-denominated Subordinated Debt Hybrid Instrument KRW		Dec. 31, 2009 Foreign currency-denominated Subordinated Debt Hybrid Instrument KRW		Dec. 31, 2009 Series 5 RPS KRW	Dec. 31, 2009 Series 8 RPS KRW	Dec. 31, 2010 Senior Debt Obligations KRW	Dec. 31, 2009 Senior Debt Obligations KRW	Dec. 31, 2010 Subordinated Debt KRW	Dec. 31, 2009 Subordinated Debt KRW	Dec. 31, 2009 RPS KRW
Debt Instrument [Line Items]
Long-Term Debt, Interest Rates (%)						3.76%	3.65%	4.25%	3.49%	8.11%	[1],[2]	10.00%	[3]	2.00%	0.57%	0.75%	0.50%	3.71%	[1],[2]	0.20%	[3]																			14.45%	[1],[4]	7.30%	[5]	12.00%	5.10%	[1],[4]	5.70%	[5]	10.00%													8.13%	[1]	6.45%	0.47%	[1]	0.67%									5.75%	[1]	6.82%	[6]	5.13%	[1]	5.66%	[6]
Long-Term Debt, Maturity						2019	2015	2025	2025	2038	[1],[2]	2023	[3]	2011	2011	2011	2011	2011	[1],[2]	2011	[3]																			2016	[1],[4]	2038	[5]	2014	2011	[1],[4]	2034	[5]	2012													2012	[1]	2015	2011	[1]	2011									2016	[1]	2036	[6]	2015	[1]	2035	[6]
Long-term debt, gross		46,545,999,000,000	44,850,903,000,000
Less: Unamortized discount		(50,200,000,000)	(55,922,000,000)
Long-term debt	$ 41,124,887,000	46,495,799,000,000	44,794,981,000,000	34,025,746,000,000	34,965,903,000,000																	847,781,000,000	765,594,000,000	94,441,000,000	12,631,000,000	402,517,000,000	490,151,000,000	412,049,000,000	384,001,000,000	30,740,548,000,000	[1],[2]	31,190,093,000,000	[1],[2]	1,528,410,000,000	[3]	2,123,433,000,000	[3]	5,186,476,000,000	3,286,364,000,000											3,484,072,000,000	[1],[4]	1,771,792,000,000	[1],[4]	1,700,300,000,000	[5]	1,512,572,000,000	[5]	2,104,000,000	2,000,000,000	6,251,822,000,000	4,902,252,000,000							3,833,106,000,000	[1]	3,124,662,000,000	[1]	2,418,716,000,000	1,777,590,000,000	1,081,955,000,000	1,517,880,000,000									341,670,000,000	[1]	758,940,000,000	[1]	740,285,000,000	[6]	758,940,000,000	[6]	168,504,000,000	10,000,000,000	40,277,568,000,000	39,868,155,000,000	6,268,431,000,000	4,804,244,000,000	178,504,000,000	[7]

[1]	Interest rates on floating rate debt were those rates in effect at December 31, 2009 and 2010, respectively.
[2]	Majority of these debentures relate to miscellaneous bank borrowings from individual lenders.
[3]	The Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instrument. The fair value of those instruments were (Won)1,067,457 million and (Won)1,949,390 million as of December 31, 2009 and 2010, respectively, and related valuation gains (losses) (net) amounting to (Won)(18,960) million and (Won)(80,749) million were recorded in net trading profits (losses).
[4]	Majority of these debentures relate to miscellaneous bank borrowings from corporate lenders and Korean governmental entities.
[5]	Shinhan Bank has a call option that can be exercised five years after the issuance date, or earlier with the approval of the Financial Supervisory Service. The call options mature in 30 years from the issuance date, but may be extended by Shinhan Bank at any time.
[6]	Shinhan Bank has a call option that can be exercised ten years after the issuance date. The call options mature in 30 years from the issuance date.
[7]	See Note 21 for the terms of the redeemable preferred stock.

Summarized Details of Long-Term Debt (Parenthetical) (Detail) (KRW) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Hybrid Financial Instrument, fair value	1,949,390	1,067,457
Hybrid Financial Instrument, valuation gains (losses) (net)	(80,749)	(18,960)
Shinhan Bank | Won Denominated Debt
Debt Instrument [Line Items]
Call options, maturity from issuance date (in years)	30	30
Shinhan Bank | Won Denominated Debt | Upper Limit
Debt Instrument [Line Items]
Term of Call option, after issuance date before exercise (in years)	5	5
Shinhan Bank | Foreign currency-denominated
Debt Instrument [Line Items]
Term of Call option, after issuance date before exercise (in years)	10	10
Call options, maturity from issuance date (in years)	30	30

Long-Term Debt - Additional Information (Detail)	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Weighted-average interest rate for long-term debt	4.60%	4.88%

Aggregate Amount of Long-term Debt by Contractual Maturities (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Debt Instrument [Line Items]
2011		12,370,822,000,000
2012		10,412,343,000,000
2013		7,885,074,000,000
2014		4,280,227,000,000
2015		4,466,179,000,000
Thereafter		7,131,354,000,000
Long-term debt, gross		46,545,999,000,000	44,850,903,000,000
Less: Unamortized discount		(50,200,000,000)	(55,922,000,000)
Long-term debt, net	$ 41,124,887,000	46,495,799,000,000	44,794,981,000,000

Future Policy Benefits (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Liability for Future Policy Benefit, by Product Segment [Line Items]
Life insurance		5,486,303,000,000	4,523,282,000,000
Annuity contracts		1,875,039,000,000	1,605,018,000,000
Other contracts		2,498,456,000,000	1,770,803,000,000
Unpaid claims and claim adjustment expenses		487,549,000,000	411,135,000,000
Future policy benefits (Note 16)	$ 9,152,085,000	10,347,347,000,000	8,310,238,000,000

Future Policy Benefits - Additional Information (Detail)	12 Months Ended
Dec. 31, 2010
Liability for Future Policy Benefit, by Product Segment [Line Items]
Post-purchase, estimated net investment rate used as the interest rate assumptions	4.90%
Pre-purchase, estimated net investment rate used as the interest rate assumptions	5.50%

Accrued Expenses and Other Liabilities (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW
Other Liabilities [Line Items]
Accrued interest and dividend payables		2,500,962,000,000		2,472,424,000,000
Payables for foreign exchange spot contracts		1,053,438,000,000		1,492,407,000,000
Accrued severance benefits		164,885,000,000		174,525,000,000
Accrued expenses		939,110,000,000		630,050,000,000
Account payables		2,001,121,000,000		1,814,719,000,000
Advances from customers		179,840,000,000		144,492,000,000
Unearned income		140,998,000,000		159,802,000,000
Other withholdings (except withholding taxes)		165,415,000,000		89,565,000,000
Income tax payable		244,942,000,000		503,698,000,000
Withholding value-added tax and other taxes		118,920,000,000		91,055,000,000
Deferred tax liabilities		89,979,000,000		108,748,000,000
Security deposits received		738,193,000,000		600,894,000,000
Due to agencies		1,572,503,000,000		1,264,559,000,000
Allowance for losses on off-balance credit instruments		519,758,000,000		789,810,000,000
Utility bill payments received on behalf of government		434,044,000,000		398,445,000,000
Separate account liabilities		1,351,595,000,000		1,090,887,000,000
Other allowances		503,810,000,000	[1]	364,412,000,000	[1]
Other		425,914,000,000		361,755,000,000
Accrued expenses and other liabilities (Notes 17 and 24)	$ 11,626,947,000	13,145,427,000,000		12,552,247,000,000

[1]	Other allowances include assets retirement obligation, legal provision and allowance for reward on credit card use.

Details of Commissions and Fees from Non-Trust Management Activities (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Component of Other Income, Nonoperating [Line Items]
Brokerage fees and commissions		536,843,000,000	568,897,000,000	626,033,000,000
Other fees and commissions:
Credit card fees		1,343,577,000,000	1,414,843,000,000	1,315,117,000,000
Commissions received on remittance		68,591,000,000	66,735,000,000	69,204,000,000
Commissions received on import and export letters of credit		75,849,000,000	66,582,000,000	70,043,000,000
Financial guarantee fees		51,272,000,000	49,691,000,000	40,356,000,000
Commissions received in foreign exchange activities		75,276,000,000	68,404,000,000	69,132,000,000
Commission received as agency		62,868,000,000	68,264,000,000	44,866,000,000
Commission received as electronic charge receipt		85,493,000,000	76,236,000,000	73,182,000,000
Other fees		341,435,000,000	320,762,000,000	287,282,000,000
Total other fees and commissions		2,104,361,000,000	2,131,517,000,000	1,969,182,000,000
Commissions and fees (Note 18)	$ 2,336,108,000	2,641,204,000,000	2,700,414,000,000	2,595,215,000,000

Details of Other Non-interest Income (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Component of Other Income, Nonoperating [Line Items]
Gain on sale of premises and equipment		1,708,000,000	31,404,000,000	6,524,000,000
Gain on sales of loans		18,152,000,000	63,729,000,000	12,333,000,000
Income from operating leases		16,757,000,000	22,329,000,000	48,750,000,000
Rental income		16,261,000,000	3,232,000,000	19,049,000,000
Extinguished escheatment of deposits		74,000,000	8,817,000,000	20,224,000,000
Reversal of expense of suspense payments related to credit and accident		10,875,000,000	53,856,000,000
Gain on redemption of debentures			15,967,000,000
Gain on hedge activity		64,077,000,000	2,734,000,000	11,726,000,000
Other lease income		6,543,000,000	10,646,000,000	29,934,000,000
Income from partnering with foreign credit card companies		67,732,000,000	29,588,000,000	30,879,000,000
Income from brokering insurance		47,523,000,000	44,418,000,000	49,640,000,000
Income from collection of legal fees		16,433,000,000	15,809,000,000	17,017,000,000
Gain on deconsolidation			31,933,000,000
Other		219,724,000,000	336,466,000,000	132,701,000,000
Noninterest Income, Other Operating Income, Total	$ 429,735,000	485,859,000,000	670,928,000,000	378,777,000,000

Details of Other Non-Interest Expense (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Component of Other Expense, Nonoperating [Line Items]
Loss on sale of premises and equipment		7,393,000,000	17,264,000,000	4,920,000,000
Loss on loans		57,118,000,000	38,318,000,000	11,530,000,000
Impairment loss on goodwill			59,517,000,000	128,394,000,000
Impairment loss on other investment		105,546,000,000	14,802,000,000	33,206,000,000
Loss on hedge activity		76,695,000,000	2,734,000,000	10,845,000,000
Expense of suspense payments related to credit and accident				15,593,000,000
Donations		126,005,000,000	130,331,000,000	178,258,000,000
Loss on disposal of other investment		2,683,000,000	3,620,000,000	5,810,000,000
Loss on equity method		10,732,000,000	13,403,000,000	10,462,000,000
Other		411,419,000,000	151,827,000,000	303,225,000,000
Other Noninterest Expense, Total	$ 705,458,000	797,591,000,000	431,816,000,000	702,243,000,000

Common Stock - Additional Information (Detail)	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity Note [Line Items]
Common stock, shares outstanding	474,199,587	474,199,587

Redeemable Preferred Stock and Redeemable Convertible Preferred Stock - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Mar. 31, 2008 USD ( $)	Dec. 31, 2010 Korea Deposit Insurance Corporation KDIC RPS Series 1 to 5	Aug. 31, 2003 Korea Deposit Insurance Corporation KDIC RPS Series 1 to 5 USD ( $)	Aug. 19, 2003 Korea Deposit Insurance Corporation KDIC RPS Series 1 to 5 KRW	Aug. 31, 2003 Korea Deposit Insurance Corporation KDIC RCPS Series 1 to 5	Aug. 19, 2003 Korea Deposit Insurance Corporation KDIC RCPS Series 1 to 5 KRW	Aug. 31, 2003 Strider RPS Series 6 to 8 USD ( $)	Aug. 19, 2003 Strider RPS Series 6 to 8 KRW	Jan. 25, 2007 Publicly Issued RPS KRW	Jan. 31, 2007 Publicly Issued RPS Series 10	Jan. 25, 2007 Publicly Issued RPS Series 10 KRW	Jan. 31, 2007 Publicly Issued RCPS Series 11	Jan. 25, 2007 Publicly Issued RCPS Series 11 KRW	Jan. 31, 2007 RPS	Aug. 31, 2003 RPS	Dec. 31, 2010 RPS KRW	Jan. 31, 2007 RCPS	Jan. 25, 2007 RCPS KRW
Redeemable Convertible Preferred Stock issued in connection with acquisition, shares	14,721,000	14,721,000					44,720,603							14,721,000
Redeemable Preferred Stock issued in connection with acquisition, shares	28,990,000	28,990,000			46,583,961				6,000,000			28,990,000
Redeemable Preferred Stock issued in connection with acquisition, par value per share													5,000
Redeemable Convertible Preferred Stock issued in connection with acquisition, par value per share	5,000	5,000				5,000		5,000		5,000					5,000
Redeemable Convertible Preferred Stock issued in connection with acquisition, estimated fair value								714,780							850,962
Redeemable Preferred Stock issued in connection with acquisition, estimated fair value						710,258				900,000			2,899,000
Preferred Stock, redemption term																	The RPS was issued in five series (Series 1 to 5) to KDIC and in three series (Series 6 to 8) to Strider on August 19, 2003, redeemable over seven years after the issue date. If there is any RPS outstanding on the last day of the redemption period (RPS Final Redemption Date), the Group will be obligated to redeem all outstanding RPS to the extent that distributable profits are available for such purchase. In the event that the Group does not have sufficient distributable profits to redeem all outstanding RPS on the RPS Final Redemption Date, the RPS will remain outstanding until sufficient distributable profits are available.
Preferred Stock, redemption price per share					$ 18,086				$ 150,000		100,000
Redeemable Preferred Stock , Shares redeemed, shares																		9,383,459
Redeemable Preferred Stock , Shares redeemed, value																		182,794
Preferred Stock, stated dividend rate				4.04												(a) From the issue date until the 5th anniversary of the issue date: 7.00% per annum. (b) From the 5th anniversary of the issue date: interest rate payable on five-year treasury bonds issued by the Korean government on the day immediately preceding the 5th anniversary of the issue date + Spread+100 bp. Spread: 7% — the interest rate payable on five-year Treasury bonds issued by the Korean government on the day immediately preceding the issue date.			(a) From the issue date until the 5th anniversary of the issue date: 3.25% per annum. (b) From the 5th anniversary of the issue date: interest rate payable on five-year treasury bonds issued by the Korean government on the day immediately preceding the 5th anniversary of the issue date + Spread + 100 bp. Spread: 7% — the interest rate payable on five-year Treasury bonds issued by the Korean government on the day immediately preceding the issue date.
Preferred Stock, stated dividend rate until the 5th anniversary																7.00%			3.25%
Redeemable Convertible Preferred Stock, redemption price per share			$ 42.77																	57,806

Stated Dividend Rates on RPS Issued to KDIC and Strider (Detail) (RPS)	1 Months Ended	12 Months Ended
	Jan. 31, 2007	Dec. 31, 2010 Korea Deposit Insurance Corporation KDIC Series 1 to 5	Dec. 31, 2010 Strider Series 6	Dec. 31, 2010 Strider Series 7	Dec. 31, 2010 Strider Series 8
Redeemable Preferred Stock [Line Items]
Stated Dividend Rates (%)	(a) From the issue date until the 5th anniversary of the issue date: 7.00% per annum. (b) From the 5th anniversary of the issue date: interest rate payable on five-year treasury bonds issued by the Korean government on the day immediately preceding the 5th anniversary of the issue date + Spread+100 bp. Spread: 7% — the interest rate payable on five-year Treasury bonds issued by the Korean government on the day immediately preceding the issue date.	4.04	7.00	7.46	7.86

Details of Retained Earnings (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Stockholders Equity Note [Line Items]
Appropriated retained earnings for legal reserves under Korean GAAP		1,152,507,000,000	1,021,878,000,000
Unappropriated retained earnings under US GAAP		9,879,754,000,000	7,600,037,000,000
Retained earnings (Note 22)	$ 9,757,882,000	11,032,261,000,000	8,621,915,000,000

Retained Earnings - Additional Information (Detail)	12 Months Ended
Dec. 31, 2010
Stockholders Equity Note [Line Items]
Percentage of Income Transferred To Retained Earnings Appropriated For Legal Reserve	10.00%

Consolidated Equity Capital Ratio Mandated by FSC (Detail) In Millions, unless otherwise specified	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Equity capital	23,711,578	22,572,130
Risk-weighted assets	185,694,642	179,083,070
Consolidated equity capital ratio	12770000.00%	12600000.00%

Regulatory Requirements - Additional Information (Detail)	Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital ratio required by FSC	4.00%
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital ratio required by FSC	8.00%

Details of Capital Adequacy Ratios of Shinhan Bank and Shinhan Card, Subsidiaries Considered Material to Consolidated Financial Statements (Detail) In Millions, unless otherwise specified	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Shinhan Bank KRW	Dec. 31, 2009 Shinhan Bank KRW	Dec. 31, 2010 Shinhan Card Co Ltd KRW	Dec. 31, 2009 Shinhan Card Co Ltd KRW
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital			15,488,027	14,058,510
Tier 2 capital			3,189,267	4,264,192
Total risk-adjusted capital			18,677,294	18,322,702	5,603,575	5,043,293
Total risk-weighted assets	185,694,642	179,083,070	117,262,749	121,132,041	22,427,155	18,867,283
Total risk-based capital ratio (%)	12770000.00%	12600000.00%	15.93%	15.13%	24.99%	26.73%
Tier 1 capital ratio (%)			13.21%	11.61%
Tier 2 capital ratio (%)			2.72%	3.52%

Allocation of National and Local Income Taxes Between Current and Deferred Portions (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Current tax expense
National		396,876,000,000	544,529,000,000	888,389,000,000
Local		39,688,000,000	54,453,000,000	88,839,000,000
Total current tax expense		436,564,000,000	598,982,000,000	977,228,000,000
Deferred tax expense
National		127,511,000,000	(159,051,000,000)	(256,634,000,000)
Local		12,751,000,000	(15,905,000,000)	(25,663,000,000)
Total deferred tax expense (benefit)		140,262,000,000	(174,956,000,000)	(282,297,000,000)
Income tax expense	$ 510,194,000	576,826,000,000	424,026,000,000	694,931,000,000

Reconciliation of Income Tax Expense at the Korean Statutory Income Tax Rate to Actual Income Tax Expense (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2008 KRW
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	24.20%	24.20%		24.20%		27.50%
Income before income tax expense	$ 3,006,114,000	3,398,714,000,000		1,567,551,000,000		2,187,331,000,000
Income tax calculated at the statutory tax rate		822,489,000,000		379,347,000,000		601,516,000,000
Income not assessable for tax purposes		(309,826,000,000)		(62,090,000,000)		(104,862,000,000)
Expenses not deductible for tax purposes		90,658,000,000		69,835,000,000		96,434,000,000
Foreign tax rate differentials		5,644,000,000		(1,544,000,000)		(5,573,000,000)
Adjustment of deferred tax liability on investment in subsidiaries and associates		(45,414,000,000)		540,000,000		12,195,000,000
Change in statutory tax rate		22,815,000,000	[1]	582,000,000	[1]	100,756,000,000	[1]
Change in valuation allowance		(22,837,000,000)		37,035,000,000		(5,683,000,000)
Other		13,297,000,000		321,000,000		148,000,000
Income tax expense	$ 510,194,000	576,826,000,000		424,026,000,000		694,931,000,000

[1]	Pursuant to amendments to the Corporation Income Tax Law that was enacted in December 2008, the statutory tax rates changed from 27.5% to 24.2% in 2009 and 22% in 2010 and thereafter; however, pursuant to the amendment to the Corporation Income Tax Law enacted in December 2009, the statutory tax rates changed from 22% to 24.2% in 2010 and 2011, and 22.0% will be applied from 2012 and thereafter. The amounts of change in statutory tax rate in 2010 represent the difference between the statutory tax rate in 2010 and the statutory tax rate applicable to temporary difference to be realized in the future.

Reconciliation of Income Tax Expense at the Korean Statutory Income Tax Rate to Actual Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Fiscal Year 2010 Amendments enacted in December 2008	Dec. 31, 2010 Forecasted in 2011 Amendments enacted in December 2009	Dec. 31, 2010 Fiscal Year 2012 and Thereafter Amendments enacted in December 2009	Dec. 31, 2010 Amendments enacted in December 2008
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rates	24.20%	24.20%	27.50%	22.00%	24.20%	22.00%	24.20%

Components of Net Deferred Income Tax Assets and Liabilities Included in Other Assets and Accrued Expenses and Other Liabilities, Respectively (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Deferred income tax assets
Other temporary differences	477,548	689,660
Less: Valuation allowance			(67,879)	(73,626)
Deferred income tax assets	477,548	689,660
Deferred income tax liabilities
Deferred income tax liabilities	(89,979)	(108,748)
Net deferred income tax assets	387,569	580,912
Other Assets
Deferred income tax assets
Allowance for loan losses	151,010	241,942
Other allowances	222,730	286,127
Valuation of trading assets	40,029	22,983
Premises and equipment	241,228	216,201
Available-for-sale securities	636,846	757,625
Other assets	220,894	274,047
Future policy benefits	269,280	150,495
Long-term debt	10,780	4,534
Other temporary differences	25,045	18,870
Net operating loss carryforwards	78,382	100,005
Deferred Tax Assets, Gross, Total	1,896,224	2,072,829
Less: Valuation allowance	(82,077)	(104,914)
Deferred income tax assets	1,814,147	1,967,915
Accrued expense and other liabilities
Deferred income tax liabilities
Valuation of trading assets	(5,565)
Foreign exchange contracts and derivative instruments	(77,914)	(11,647)
Allowance for loan losses	(371,872)	(388,523)
Accrued interest and dividend receivable	(74,509)	(13,046)
Other assets	(839,648)	(868,990)
Long-term debt	(38,706)	(28,463)
Other temporary differences	(18,364)	(76,334)
Deferred income tax liabilities	(1,426,578)	(1,387,003)

Deferred Income Taxes (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other assets	477,548	689,660
Accrued expenses and other liabilities	(89,979)	(108,748)
Net deferred income tax assets	387,569	580,912

Income Taxes - Additional Information (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Line Items]
Valuation allowance			67,879	73,626
Valuation allowance increase (decrease)	(22,837)	37,035	(5,747)
Net operating loss carryforwards	336,631
Unrecognized tax benefits, which would, if recognized, affect the effective tax rate	11,342	26,447	53,071
Interest expense and penalties related to unrecognized tax benefits	(18,837)	(43,559)	16,778
Accrued income, tax-related interest	(5,688)	6,564
Accrued income, tax-related penalties	(2,172)	4,413

Net Operating Losses Expiring in Range of Periods (Detail) (KRW) In Millions	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Net Operating Losses	336,631
2011
Operating Loss Carryforwards [Line Items]
Net Operating Losses	55,913
2012
Operating Loss Carryforwards [Line Items]
Net Operating Losses	164,913
2013 thereafter
Operating Loss Carryforwards [Line Items]
Net Operating Losses	115,805

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Contingency [Line Items]
Beginning balance	52,911	153,754	217,636
Increases for tax positions of current year	749	681	12,740
Increases for tax positions of prior years		719
Decreases for tax positions of prior years	(11,206)	(17,659)	(38,353)
Amounts of decreases in the unrecognized tax benefits relating to settlements		(3,817)	(38,269)
Amounts of decreases in the unrecognized tax benefits relating to a lapse of the statute of limitations	(30,479)	(80,767)
Ending balance	11,975	52,911	153,754

Calculation of Earnings Per Share (EPS) (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Basic EPS
Net income attributable to the Group	$ 2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Accretion and dividends on redeemable preferred stock and redeemable convertible preferred stock		(230,586,000,000)	(230,586,000,000)	(230,586,000,000)
Net income attributable to common stock shareholders		2,613,936,000,000	903,266,000,000	1,250,113,000,000
Weighted-average number of common stocks outstanding (in thousands)	474,199,587	474,199,587	461,500,172	417,673,260
Net income per share
Basic net earnings per share	$ 4.84	5,512	1,957	2,993
Diluted EPS
Net income	2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Dividends on redeemable preferred stock		(202,930,000,000)	(202,930,000,000)	(202,930,000,000)
Net income attributable to common stock shareholders		2,641,592,000,000	930,922,000,000	1,277,769,000,000
Weighted-average number of common stocks outstanding (in thousands)	474,199,587	474,199,587	461,500,172	417,673,260
Diluted effect of redeemable convertible preferred stock (in thousands)	14,721,000	14,721,000	14,721,000	14,721,000
Weighted-average number of common stock outstanding, assuming dilution (in thousands)	488,920,587	488,920,587	476,221,172	432,394,260
Diluted net earnings per share	$ 4.73	5,403	1,955	2,955

Employee Severance Plans - Additional Information (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Total interim severance payments	1,061	148,228
Severance benefits paid excluding interim severance paymnets	44,703	252,284	135,270

Movements of Accrued Employee Severance Plan Obligations Included in Accrued Expenses and Other Liabilities (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Balance at beginning of year	404,422	528,590
Accruals	153,297	276,438
Decrease from sale of subsidiaries		(94)
Payments	(45,724)	(400,512)
Postemployment Benefits Liability	511,995	404,422
Less: Contributions to National Pension Fund and severance plan assets	(347,110)	(229,897)
Year-End Adjustment
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Postemployment Benefits Liability	164,885	174,525

Future Benefits to Employees upon their Normal Retirement Age (Detail) (KRW) In Millions	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
2011	435
2012	3,529
2013	3,864
2014	7,976
2015	10,434
2016 - 2020	144,037
Defined Benefit Plan, Expected Future Benefit Payments	170,275

Employee Share-based Compensation and Other Benefits - Additional Information (Detail)	12 Months Ended									12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Key employees, Executives and Directors KRW	Dec. 31, 2009 Key employees, Executives and Directors KRW	Dec. 31, 2008 Key employees, Executives and Directors KRW	Dec. 31, 2010 Performance Share Plan Shinhan Financial Group	Dec. 31, 2008 Shinhan Financial Group	Dec. 31, 2010 Shinhan Financial Group KRW	Dec. 31, 2010 Shinhan Financial Group 1st options KRW	Dec. 31, 2010 Shinhan Financial Group 2nd options KRW	Dec. 31, 2010 Shinhan Financial Group 3rd options KRW	Dec. 31, 2010 Shinhan Financial Group 4th options KRW	Dec. 31, 2010 Shinhan Financial Group 5th options KRW	Dec. 31, 2010 Shinhan Financial Group 6th options KRW	Dec. 31, 2010 Shinhan Financial Group 7th options KRW
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense				31,230,000,000	52,077,000,000	(114,058,000,000)
Per share weighted fair value of the stock options granted to key employees, executives and directors						12,275
Authorized shares of options to be granted to purchase its common stock										77,686,588
Shares of options granted								808,700		1,004,200	1,156,300	1,301,600	2,695,200	3,296,200	1,301,050	808,700
Options at an exercise price per share									38,810	18,910	11,800	21,595	28,006	38,829	54,560	49,053
Share Based Compensation Arrangement By Share Based Payment Award Options, Grant Date										May 22, 2002	May 15, 2003	Mar 25, 2004	Mar 30, 2005	Mar 21, 2006	Mar 20, 2007	Mar 19, 2008
Number of PSs	935,900						935,900	808,700
Total fair value of shares vested during the year	9,549,000,000	9,204,000,000	12,168,000,000
Total intrinsic value of options exercised during the year	4,137,000,000	9,132,000,000	36,747,000,000
Aggregate expenses related to the ESOA contributions	62,249,000,000	35,060,000,000	34,112,000,000
Employee stock ownership description	In addition, under the Securities and Exchange Act of Korea, employees participating in the ESOA have a right of first refusal, subject to certain exceptions, to subscribe for up to 20% of the shares publicly offered by the Group pursuant to the Securities and Exchange Act of Korea. Furthermore, this right is exercisable only to the extent that the total number of shares so acquired and held by such employees does not exceed 20% of the Group’s total number of shares then outstanding.

Significant Assumptions Used to Estimate Fair Value of Share Options at the Grant Date (Detail) (Shinhan Financial Group)	12 Months Ended
Dec. 31, 2008 Year
Shinhan Financial Group
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	5.16%
Expected lives (in years)	5 [1]
Expected volatility	30.60% [2]
Expected dividend rate	2.62%

[1]	Expected lives are calculated based on a simplified method since the Group does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.
[2]	Expected volatility is based on implied volatility derived from historical volatility of the Group's stock price.

Summary of Unvested Options Status and Changes (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Shinhan Financial Group KRW	Dec. 31, 2009 Shinhan Financial Group KRW	Dec. 31, 2008 Shinhan Financial Group KRW
Number of Options
Number of Options, Beginning Balance		674,238	1,860,758	3,955,998
Granted	935,900			808,700
Vested		(661,804)	(1,110,427)	(2,765,738)
Forfeited		(12,434)	(76,093)	(138,202)
Number of Options, Ending Balance			674,238	1,860,758
Weighted-Average Grant Date Fair Value per Option
Weighted-Average Grant Date Fair Value per Option, Beginning Balance		12,275	14,754	8,884
Granted				12,275
Vested		12,275	16,259	5,797
Forfeited		12,275	14,760	11,469
Weighted-Average Grant Date Fair Value per Option, Beginning Balance			12,275	14,754

Share Option Activities (Detail) (KRW) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Shinhan Financial Group
Number of Options
Number of Options, Beginning Balance	6,198,362	7,051,630	7,760,174
Granted			808,700
Exercised	(304,310)	(777,175)	(1,379,042)
Forfeited	(40,392)	(76,093)	(138,202)
Number of Options, Ending Balance	5,853,660	6,198,362	7,051,630
Exercisable at end of period	5,191,856
Weighted-Average Exercise Price per Option
Weighted-Average Exercise Price per Option, Beginning Balance	39,673	38,078	34,065
Granted			49,053
Exercised	32,252	23,942	20,964
Forfeited	52,865	52,489	47,729
Weighted-Average Exercise Price per Option, Ending Balance	39,968	39,673	38,078
Exercisable at end of period	38,810
Aggregate Intrinsic Value
Outstanding Options, Aggregate Intrinsic Value	62,435	47,594	12,457
Exercisable Options, Aggregate Intrinsic Value	62,435
Shinhan Bank
Number of Options
Number of Options, Beginning Balance		22,350	157,523
Exercised			(135,173)
Forfeited		(22,350)
Number of Options, Ending Balance			22,350
Weighted-Average Exercise Price per Option
Weighted-Average Exercise Price per Option, Beginning Balance		5,000	5,150
Exercised			5,175
Forfeited		(5,000)
Weighted-Average Exercise Price per Option, Ending Balance			5,000
Shinhan Investment Corp.
Number of Options
Number of Options, Beginning Balance		5,352,912	5,695,769
Exercised		(90,000)	(342,857)
Forfeited		(4,812,912)
Number of Options, Ending Balance	450,000	450,000	5,352,912
Exercisable at end of period	450,000
Weighted-Average Exercise Price per Option
Weighted-Average Exercise Price per Option, Beginning Balance		7,064	6,956
Exercised		6,040	5,273
Forfeited		7,148
Weighted-Average Exercise Price per Option, Ending Balance	6,370	6,370	7,064
Exercisable at end of period	6,370
Aggregate Intrinsic Value
Outstanding Options, Aggregate Intrinsic Value	403	327
Exercisable Options, Aggregate Intrinsic Value	403

Share Options Outstanding (Detail) (KRW)	Dec. 31, 2010 Year		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Range 1 | Shinhan Financial Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	1,582,484
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	1.24	[1]
Options outstanding, Weighted-Average Exercise Price	28,006
Options exercisable, Number Exercisable	1,582,484
Options at an exercise price per share	28,006
Options exercisable, Weighted-Average Contractual Life (in years)	1.24	[1]
Range 2 | Shinhan Financial Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	2,526,903
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	2.22	[1]
Options outstanding, Weighted-Average Exercise Price	38,829
Options exercisable, Number Exercisable	2,526,903
Options at an exercise price per share	38,829
Options exercisable, Weighted-Average Contractual Life (in years)	2.22	[1]
Range 3 | Shinhan Financial Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	1,082,469
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	3.22	[1]
Options outstanding, Weighted-Average Exercise Price	54,560
Options exercisable, Number Exercisable	1,082,469
Options at an exercise price per share	54,560
Options exercisable, Weighted-Average Contractual Life (in years)	3.22	[1]
Range 4 | Shinhan Financial Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	661,804
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	4.21	[1]
Options outstanding, Weighted-Average Exercise Price	49,053
Shinhan Financial Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	5,853,660		6,198,362	7,051,630	7,760,174
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	2.37	[1]
Options outstanding, Weighted-Average Exercise Price	39,968		39,673	38,078	34,065
Options exercisable, Number Exercisable	5,191,856
Options at an exercise price per share	38,810
Options exercisable, Weighted-Average Contractual Life (in years)	2.13	[1]
Shinhan Investment Corp.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	450,000		450,000	5,352,912	5,695,769
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	1.4	[1]
Options outstanding, Weighted-Average Exercise Price	6,370		6,370	7,064	6,956
Options exercisable, Number Exercisable	450,000
Options at an exercise price per share	6,370
Options exercisable, Weighted-Average Contractual Life (in years)	1.4	[1]
Shinhan Investment Corp. | Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number Outstanding	450,000
Options outstanding, Weighted-Average Remaining Contractual Life (in years)	1.4	[1]
Options outstanding, Weighted-Average Exercise Price	6,370
Options exercisable, Number Exercisable	450,000
Options at an exercise price per share	6,370
Options exercisable, Weighted-Average Contractual Life (in years)	1.4	[1]

[1]	Contractual life indicates the sum of service (vesting) period and exercisable period.

Performance Shares (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Performance Share Plan Shinhan Financial Group	Dec. 31, 2008 Shinhan Financial Group	Dec. 31, 2009 Shinhan Financial Group	Dec. 31, 2007 Shinhan Financial Group
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Granted	935,900	935,900	808,700
Unvested		(732,856)	(1,860,758)	(674,238)	(3,955,998)
Number of performance shares, Ending Balance		203,044

Performance Shares Outstanding (Detail)	12 Months Ended		12 Months Ended
	Dec. 31, 2010 Year Entity LegalMatter Investment	Dec. 31, 2010 KRW	Dec. 31, 2010 Performance Awards, Granted on 2010/04/01 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/06/01 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/06/28 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/07/21 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/08/25 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/08/30 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/11/04 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/12/30 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/12/31 KRW Year
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Grant Date			Apr 1, 2010	Jun 1, 2010	Jun 28, 2010	Jul 21, 2010	Aug 25, 2010	Aug 30, 2010	Nov 4, 2010	Dec 30, 2010	Dec 31, 2010
Number of PSs	935,900		812,400	18,800	6,200	3,800	9,100	12,400	3,800	48,900	20,500
Weighted-Average Remaining Contractual Life	3.32		3.25	3.42	3.49	3.55	3.65	3.66	3.84	4	4
Weighted-Average Exercise Price

Fair Value Measurements - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Level 3	Dec. 31, 2009 Level 3	Dec. 31, 2010 Derivative Financial Instruments, Assets KRW	Dec. 31, 2009 Derivative Financial Instruments, Assets KRW	Dec. 31, 2010 Derivative Financial Instruments, Liabilities KRW	Dec. 31, 2009 Derivative Financial Instruments, Liabilities KRW	Dec. 31, 2010 Investment Available for sale Securities KRW		Dec. 31, 2009 Investment Available for sale Securities KRW		Dec. 31, 2010 Trading Assets Derivative instruments KRW	Dec. 31, 2009 Trading Assets Derivative instruments KRW	Dec. 31, 2010 Trading Liabilities Derivative instruments KRW	Dec. 31, 2009 Trading Liabilities Derivative instruments KRW
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments measured at fair value, percentage of total assets			15.93%	15.47%	1.62%	1.53%
Financial instruments measured at fair value, percentage of total liabilities			2.53%	2.42%	33.43%	20.62%
Total Realized/Unrealized Gains (Losses) Recorded in Others											(2,346)	[1]	(7,879)	[1]
Change in Level 3 derivative assets	69,323	(169,354)
Change in Level 3 derivative liabilities	37,564	(330,783)
Transfer from Level 2 into Level 3							115,574	357,219	(46,363)
Transfer from Level 3 into Level 2							33,633	104,499	(1,104)	(132,167)
Realized/unrealized gains (losses) from trading derivatives											3,851				175,358	(157,835)	99,562	(554)

[1]	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.

Assets and Liabilities Measured at Fair Value on a Recurring Basis by Fair-Value Hierarchy Levels (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Available for sale Securities | Trading Assets | Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	7,512,400	7,612,147
Available for sale Securities | Trading Assets | Level 1 | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	4,426,974	4,081,086
Available for sale Securities | Trading Assets | Level 1 | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	3,085,426	3,531,061
Trading Assets | Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	13,348,616	12,676,716
Trading Assets | Level 1 | Trading Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,970,626	2,103,284
Trading Assets | Level 1 | Trading Securities | Debt Securities | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	644,978	901,481
Trading Assets | Level 1 | Trading Securities | Debt Securities | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,709,816	662,121
Trading Assets | Level 1 | Trading Securities | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	600,389	534,190
Trading Assets | Level 1 | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		5,492
Trading Assets | Level 1 | Trading Securities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	15,443
Trading Assets | Level 1 | Equity Security
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,865,590	2,961,285
Trading Liabilities | Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	624,673	28,575
Trading Liabilities | Level 1 | Short-term borrowings | Securities Sold, Not yet Purchased
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	624,358	27,966
Trading Liabilities | Level 1 | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		609
Trading Liabilities | Level 1 | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	315
Credit derivatives | Trading Assets | Level 2 | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	349
Available for sale Securities | Trading Assets | Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	16,987,336	16,939,058
Available for sale Securities | Trading Assets | Level 2 | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	6,074,531	4,640,913
Available for sale Securities | Trading Assets | Level 2 | Corporations
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,400,140	2,307,792
Available for sale Securities | Trading Assets | Level 2 | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	6,446,997	7,633,203
Available for sale Securities | Trading Assets | Level 2 | Mortgage-backed securities and asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,916,077	2,186,982
Available for sale Securities | Trading Assets | Level 2 | Other Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	149,591	170,168
Trading Assets | Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	29,225,789	26,152,912
Trading Assets | Level 2 | Trading Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	11,639,805	8,686,718
Trading Assets | Level 2 | Trading Securities | Debt Securities | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,580,357	622,214
Trading Assets | Level 2 | Trading Securities | Debt Securities | Corporations
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,550,044	920,794
Trading Assets | Level 2 | Trading Securities | Debt Securities | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	3,176,717	1,441,973
Trading Assets | Level 2 | Trading Securities | Debt Securities | Mortgage-backed securities and asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	470,501	872,987
Trading Assets | Level 2 | Trading Securities | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	230,302	212,772
Trading Assets | Level 2 | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		4,359,732
Trading Assets | Level 2 | Trading Securities | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,503,264
Trading Assets | Level 2 | Trading Securities | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	819,512
Trading Assets | Level 2 | Trading Securities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,152,005
Trading Assets | Level 2 | Trading Securities | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	3,297
Trading Assets | Level 2 | Trading Securities | Other trading activities - commodity indexed deposits
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	153,457	256,246
Trading Assets | Level 2 | Other Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	596,977	524,933
Trading Assets | Level 2 | Other Assets | Hedging derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		1,817
Trading Assets | Level 2 | Other Assets | Hedging derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	350
Trading Assets | Level 2 | Other Assets | Hedging derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	27,040
Trading Assets | Level 2 | Other Assets | Fund investments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	569,587	523,116
Trading Assets | Level 2 | Equity Security
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,671	2,203
Trading Liabilities | Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	3,531,624	4,464,770
Trading Liabilities | Level 2 | Other Liabilities | Hedging derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		167
Trading Liabilities | Level 2 | Other Liabilities | Hedging derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	19,281
Trading Liabilities | Level 2 | Other Liabilities | Hedging derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	4,747
Trading Liabilities | Level 2 | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		4,145,634
Trading Liabilities | Level 2 | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,300,485
Trading Liabilities | Level 2 | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	823,251
Trading Liabilities | Level 2 | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,182,025
Trading Liabilities | Level 2 | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	3,216
Trading Liabilities | Level 2 | Other trading activities - commodity indexed deposits
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	198,619	318,969
Credit derivatives | Level 3 | Trading Liabilities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	422
Available for sale Securities | Level 3 | Trading Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	30,984	97,202
Available for sale Securities | Level 3 | Trading Assets | Mortgage-backed securities and asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	30,984	97,202
Level 3 | Trading Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	698,955	604,276
Level 3 | Trading Assets | Trading Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	667,971	507,074
Level 3 | Trading Assets | Trading Securities | Debt Securities | Corporations
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	347,342	255,768
Level 3 | Trading Assets | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		251,306
Level 3 | Trading Assets | Trading Securities | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	127,658
Level 3 | Trading Assets | Trading Securities | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	105,005
Level 3 | Trading Assets | Trading Securities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	85,738
Level 3 | Trading Assets | Trading Securities | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,228
Level 3 | Trading Liabilities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	2,086,776	1,167,279
Level 3 | Trading Liabilities | Long-term Debt | Equity linked securities sold
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,949,390	1,067,457
Level 3 | Trading Liabilities | Other Liabilities | Hedging derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	29,539
Level 3 | Trading Liabilities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		99,822
Level 3 | Trading Liabilities | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	22,113
Level 3 | Trading Liabilities | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	50,957
Level 3 | Trading Liabilities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	32,452
Level 3 | Trading Liabilities | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,903
Credit derivatives | Trading Assets | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	349
Available for sale Securities | Trading Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	24,530,720	24,648,407
Available for sale Securities | Trading Assets | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	10,501,505	8,721,999
Available for sale Securities | Trading Assets | Corporations
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,400,140	2,307,792
Available for sale Securities | Trading Assets | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	9,532,423	11,164,264
Available for sale Securities | Trading Assets | Mortgage-backed securities and asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,947,061	2,284,184
Available for sale Securities | Trading Assets | Other Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	149,591	170,168
Trading Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	43,273,360	39,433,904
Trading Assets | Trading Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	15,278,402	11,297,076
Trading Assets | Trading Securities | Debt Securities | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	3,225,335	1,523,695
Trading Assets | Trading Securities | Debt Securities | Corporations
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,897,386	1,176,562
Trading Assets | Trading Securities | Debt Securities | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	4,886,533	2,104,094
Trading Assets | Trading Securities | Debt Securities | Mortgage-backed securities and asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	470,501	872,987
Trading Assets | Trading Securities | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	830,691	746,962
Trading Assets | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		4,616,530
Trading Assets | Trading Securities | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,630,922
Trading Assets | Trading Securities | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	924,517
Trading Assets | Trading Securities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,253,186
Trading Assets | Trading Securities | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	5,525
Trading Assets | Trading Securities | Other trading activities - commodity indexed deposits
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	153,457	256,246
Trading Assets | Other Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	596,977	524,933
Trading Assets | Other Assets | Hedging derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		1,817
Trading Assets | Other Assets | Hedging derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	350
Trading Assets | Other Assets | Hedging derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	27,040
Trading Assets | Other Assets | Fund investments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	569,587	523,116
Trading Assets | Equity Security
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,867,261	2,963,488
Credit derivatives | Trading Liabilities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	422
Trading Liabilities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	6,243,073	5,660,624
Trading Liabilities | Short-term borrowings | Securities Sold, Not yet Purchased
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	624,358	27,966
Trading Liabilities | Long-term Debt | Equity linked securities sold
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,949,390	1,067,457
Trading Liabilities | Other Liabilities | Hedging derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		167
Trading Liabilities | Other Liabilities | Hedging derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	19,281
Trading Liabilities | Other Liabilities | Hedging derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	34,286
Trading Liabilities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		4,246,065
Trading Liabilities | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,322,598
Trading Liabilities | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	874,208
Trading Liabilities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,214,792
Trading Liabilities | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	5,119
Trading Liabilities | Other trading activities - commodity indexed deposits
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	198,619	318,969

Additional Information about Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Trading Assets | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	251,306		420,660
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	175,358		(157,835)
Transfers in and/or out of Level 3			252,720	[1]
Purchases, Issuances and Settlements			(264,239)
Ending Balance			251,306
Unrealized Losses Still Held			(176,980)	[2]
Trading Assets | Trading Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	255,768		227,277
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	36,411		54,842
Purchases, Issuances and Settlements	55,163		(26,351)
Ending Balance	347,342		255,768
Unrealized Losses Still Held	15,625	[2]	(5,117)	[2]
Trading Assets | Other Securities | Derivative Financial Instruments, Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	2,228
Ending Balance	2,228
Unrealized Losses Still Held	2,228	[2]
Trading Assets | Foreign exchange derivatives | Derivative Financial Instruments, Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	146,237
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	93,099
Transfers in and/or out of Level 3	7,942	[1]
Purchases, Issuances and Settlements	(119,620)
Ending Balance	127,658
Unrealized Losses Still Held	(76,725)	[2]
Trading Assets | Derivative Financial Instruments, Assets | Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	31,884
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	669
Transfers in and/or out of Level 3	73,999	[1]
Purchases, Issuances and Settlements	(1,547)
Ending Balance	105,005
Unrealized Losses Still Held	72,426	[2]
Trading Assets | Derivative Financial Instruments, Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	73,185
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	79,362
Purchases, Issuances and Settlements	(66,809)
Ending Balance	85,738
Unrealized Losses Still Held	69,251	[2]
Investment | Available for sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	97,202		100,364
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	3,851
Total Realized/Unrealized Gains (Losses) Recorded in Others	(2,346)	[3]	(7,879)	[3]
Purchases, Issuances and Settlements	(67,723)		4,717
Ending Balance	30,984		97,202
Unrealized Losses Still Held	1,664	[2]	(3,424)	[2]
Credit derivatives | Trading Liabilities | Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	22,723
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	45,024
Purchases, Issuances and Settlements	22,723
Ending Balance	422
Unrealized Losses Still Held	(422)	[2]
Trading Liabilities | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	99,822		430,605
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	99,562		(554)
Transfers in and/or out of Level 3			(132,169)	[1]
Purchases, Issuances and Settlements			(199,168)
Ending Balance			99,822
Unrealized Losses Still Held			(34,031)	[2]
Trading Liabilities | Other Securities | Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers in and/or out of Level 3	1,903	[1]
Ending Balance	1,903
Unrealized Losses Still Held	1,562	[2]
Trading Liabilities | Foreign exchange derivatives | Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,673
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	(10,948)
Transfers in and/or out of Level 3	5,819	[1]
Purchases, Issuances and Settlements	2,673
Ending Balance	22,113
Unrealized Losses Still Held	(18,176)	[2]
Trading Liabilities | Derivative Financial Instruments, Liabilities | Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	8,679
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	(5,830)
Transfers in and/or out of Level 3	36,214	[1]
Purchases, Issuances and Settlements	234
Ending Balance	50,957
Unrealized Losses Still Held	(621)	[2]
Trading Liabilities | Derivative Financial Instruments, Liabilities | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	65,747
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	100,235
Transfers in and/or out of Level 3	1,323	[1]
Purchases, Issuances and Settlements	65,617
Ending Balance	32,452
Unrealized Losses Still Held	(34,709)	[2]
Long-term Debt | Equity linked securities sold
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,067,457		610,971
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	(281,108)		217,301
Purchases, Issuances and Settlements	1,163,041		673,787
Ending Balance	2,511,606		1,067,457
Unrealized Losses Still Held	(80,749)	[2]	(18,960)	[2]
Long-term Debt | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Realized/Unrealized Gains (Losses) Recorded in Trading revenues	(28,919)
Purchases, Issuances and Settlements	620
Ending Balance	29,539
Unrealized Losses Still Held	(28,919)	[2]

[1]	Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.
[2]	Represents the amount of total gains or losses for the years ended December 31, 2009 and 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investment) attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2009 and 2010.
[3]	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.

Collateral Dependent Loans and Lease Receivables, Goodwill and Other Assets Measured at Fair Value on a Non-Recurring Basis Based on the ASC 820-10 Valuation Hierarchy (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Level 1 KRW	Dec. 31, 2009 Level 1 KRW	Dec. 31, 2010 Level 2 KRW	Dec. 31, 2009 Level 2 KRW	Dec. 31, 2010 Level 3 KRW		Dec. 31, 2009 Level 3 KRW
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Loans and lease receivables									619,322,000,000	[1]	432,765,000,000	[1]
Goodwill	3,365,843,000	3,805,422,000,000	3,805,422,000,000	3,892,393,000,000	[2]	[2]	[2]	[2]		[2]		[2]
Other assets	$ 8,668,190,000	9,800,256,000,000	10,153,495,000,000						38,294,000,000	[3]	9,591,000,000	[3]

[1]	Represents carrying values net of allowances and cumulative impairment charges of related impaired loans and lease receivables which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans and lease receivables is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. We accordingly classify collateral dependent loans and lease receivables as Level 3.
[2]	The Group recorded goodwill impairment charges of (Won)59,517 million and (Won)0 million at December 31, 2009 and 2010, respectively, as determined based on Level 3 inputs. See Note 10 for additional information on goodwill impairment
[3]	The Group recorded impairment charges of (Won)12,038 million and (Won)17,276 million at December 21, 2009 and 2010, respectively.

Collateral Dependent Loans and Lease Receivables, Goodwill and Other Assets Measured at Fair Value on a Non-Recurring Basis Based on the ASC 820-10 Valuation Hierarchy (Parenthetical) (Detail) (KRW)
In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Goodwill impairment charges		59,517	128,394
Impairment charges	17,276	12,038
Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Goodwill impairment charges	0	59,517

Financial Instruments in which the Ending Balance is not Carried at Fair Value in its Entirety on Consolidated Balance Sheets (Detail)	Dec. 31, 2010 USD ( $)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2010 Carrying Amount KRW	Dec. 31, 2009 Carrying Amount KRW	Dec. 31, 2010 Fair Value KRW	Dec. 31, 2009 Fair Value KRW
Financial assets:
Financial assets for which carrying value approximates fair value	$ 8,668,190,000		9,800,256,000,000		10,153,495,000,000		17,257,557,000,000	17,225,681,000,000	17,257,557,000,000	17,225,681,000,000
Interest-bearing deposits in banks	2,104,108,000		2,378,905,000,000		2,164,004,000,000		2,378,905,000,000	2,164,004,000,000	2,378,905,000,000	2,164,004,000,000
Held-to-maturity securities	11,133,043,000	[1]	12,587,018,000,000	[1]	12,793,618,000,000	[1]	12,587,018,000,000	12,793,618,000,000	12,994,228,000,000	12,840,594,000,000
Loans							176,589,401,000,000	165,593,546,000,000	179,145,181,000,000	167,393,995,000,000
Non-marketable equity investments included in other assets							2,763,431,000,000	2,045,547,000,000	3,847,867,000,000	3,437,571,000,000
Total Financial assets							211,576,312,000,000	199,822,396,000,000	215,623,738,000,000	203,061,845,000,000
Financial liabilities:
Financial liabilities for which carrying value approximates fair value							7,199,880,000,000	5,853,609,000,000	7,199,880,000,000	5,853,609,000,000
Deposits			152,892,183,000,000		143,698,489,000,000		152,892,183,000,000	143,698,489,000,000	153,630,439,000,000	144,364,290,000,000
Short-term borrowings	7,138,917,000		8,071,259,000,000		9,714,857,000,000		7,446,901,000,000	9,686,890,000,000	7,446,901,000,000	9,686,890,000,000
Secured Borrowings	7,337,605,000		8,295,896,000,000		7,944,390,000,000		8,295,896,000,000	7,944,390,000,000	8,368,091,000,000	8,078,573,000,000
Long-term debt	41,124,887,000		46,495,799,000,000		44,794,981,000,000		44,546,409,000,000	43,727,523,000,000	45,587,964,000,000	42,319,203,000,000
Total Financial liabilities							220,381,269,000,000	210,910,901,000,000	222,233,275,000,000	210,302,565,000,000

[1]	On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.

Total Notional Amounts for both Long and Short Derivative Positions Representing the Volume of Derivative Activity (Detail) (KRW) In Millions	Dec. 31, 2010
Trading
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	255,694,939	[1]
Derivatives, estimated fair value assets	3,467,063	[2]
Derivatives, estimated fair value liabilities	3,349,195	[2]
Trading | Foreign exchange derivatives
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	61,545,182	[1]
Derivatives, estimated fair value assets	1,568,830	[2]
Derivatives, estimated fair value liabilities	1,320,264	[2]
Trading | Foreign exchange derivatives | Swaps
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	14,436,472	[1]
Derivatives, estimated fair value assets	635,507	[2]
Derivatives, estimated fair value liabilities	859,188	[2]
Trading | Foreign exchange derivatives | Future and Forward Contracts
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	45,434,011	[1]
Derivatives, estimated fair value assets	786,918	[2]
Derivatives, estimated fair value liabilities	449,650	[2]
Trading | Foreign exchange derivatives | Options purchased
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	876,993	[1]
Derivatives, estimated fair value assets	146,405	[2]
Trading | Foreign exchange derivatives | Options written
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	797,706	[1]
Derivatives, estimated fair value liabilities	11,426	[2]
Trading | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	174,193,853	[1]
Derivatives, estimated fair value assets	639,173	[2]
Derivatives, estimated fair value liabilities	808,598	[2]
Trading | Interest rate derivatives | Swaps
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	164,834,750	[1]
Derivatives, estimated fair value assets	596,529	[2]
Derivatives, estimated fair value liabilities	765,421	[2]
Trading | Interest rate derivatives | Options purchased
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	4,670,000	[1]
Derivatives, estimated fair value assets	42,644	[2]
Trading | Interest rate derivatives | Options written
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	4,689,103	[1]
Derivatives, estimated fair value liabilities	43,177	[2]
Trading | Equity derivatives
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	19,723,475	[1]
Derivatives, estimated fair value assets	1,253,186	[2]
Derivatives, estimated fair value liabilities	1,214,792	[2]
Trading | Equity derivatives | Swaps
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	898,766	[1]
Derivatives, estimated fair value assets	33,503	[2]
Derivatives, estimated fair value liabilities	2,126	[2]
Trading | Equity derivatives | Options purchased
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	9,630,082	[1]
Derivatives, estimated fair value assets	1,219,683	[2]
Trading | Equity derivatives | Options written
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	9,194,627	[1]
Derivatives, estimated fair value liabilities	1,212,666	[2]
Trading | Credit derivatives
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	87,742	[1]
Derivatives, estimated fair value assets	349	[2]
Derivatives, estimated fair value liabilities	422	[2]
Trading | Credit derivatives | Protection Sell
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	87,742	[1]
Derivatives, estimated fair value assets	349	[2]
Derivatives, estimated fair value liabilities	422	[2]
Trading | Other derivatives
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	144,687	[1]
Derivatives, estimated fair value assets	5,525	[2]
Derivatives, estimated fair value liabilities	5,119	[2]
Trading | Other derivatives | Options purchased
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	88,645	[1]
Derivatives, estimated fair value assets	5,525	[2]
Trading | Other derivatives | Options written
Derivatives, Fair Value [Line Items]
Derivatives, underlying notional amount	56,042	[1]
Derivatives, estimated fair value liabilities	5,119	[2]
Nontrading
Derivatives, Fair Value [Line Items]
Derivative that do not qualify for hedge accounting, notional	8,960,062	[1],[3]
Derivatives, underlying notional amount	10,843,404	[1]
Derivative that qualify for hedge accounting, notional	1,883,342	[1]
Derivative that do not qualify for hedge accounting, estimated fair value assets	347,436	[2],[3]
Derivatives, estimated fair value assets	374,826	[2]
Derivative that qualify for hedge accounting, estimated fair value assets	27,390	[2]
Derivative that do not qualify for hedge accounting, estimated fair value liabilities	67,944	[2],[3]
Derivatives, estimated fair value liabilities	121,511	[2]
Derivative that qualify for hedge accounting, estimated fair value liabilities	53,567	[2]
Nontrading | Foreign exchange derivatives | Swaps
Derivatives, Fair Value [Line Items]
Derivative that do not qualify for hedge accounting, notional	593,005	[1]
Derivative that qualify for hedge accounting, notional	300,453	[1]
Derivative that do not qualify for hedge accounting, estimated fair value assets	61,961	[2]
Derivative that qualify for hedge accounting, estimated fair value assets	350	[2]
Derivative that do not qualify for hedge accounting, estimated fair value liabilities	2,334	[2]
Derivative that qualify for hedge accounting, estimated fair value liabilities	19,281	[2]
Nontrading | Foreign exchange derivatives | Future and Forward Contracts
Derivatives, Fair Value [Line Items]
Derivative that do not qualify for hedge accounting, notional	1,727	[1]
Derivative that do not qualify for hedge accounting, estimated fair value assets	131	[2]
Nontrading | Interest rate derivatives | Swaps
Derivatives, Fair Value [Line Items]
Derivative that do not qualify for hedge accounting, notional	8,365,330	[1]
Derivative that qualify for hedge accounting, notional	1,582,889	[1]
Derivative that do not qualify for hedge accounting, estimated fair value assets	285,344	[2]
Derivative that qualify for hedge accounting, estimated fair value assets	27,040	[2]
Derivative that do not qualify for hedge accounting, estimated fair value liabilities	65,610	[2]
Derivative that qualify for hedge accounting, estimated fair value liabilities	34,286	[2]

[1]	Notional amounts in foreign currencies were converted into Won at prevailing exchange rates as of December 31, 2010.
[2]	The fair values of the trading derivative assets/liabilities and nontrading that do not qualify for hedge accounting are presented in Note 6. The fair values of the hedging derivative assets/liabilities that qualify for hedge accounting are presented in Note 11 and Note 17.
[3]	While the Group engages in derivatives trading activities to hedge the interest rate risk and foreign exchange risk exposure that arise from its own assets and liabilities, as these nontrading derivative contracts do not qualify for hedge accounting under U.S. GAAP, they are accounted for as trading derivatives in the financial statements. These contracts include interest rate swaps, forward contracts and cross-currency swaps held for nontrading that do not qualify for hedge accounting treatment.

Trading Profits (Losses) Related to Derivative Instruments Not Designated or Qualifying as Hedging Instruments Under ASC 815 (formerly SFAS 133) (Detail) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Nontrading that do not Qualify for Hedge Accounting	148,919
Trading	730,147
Foreign exchange derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Nontrading that do not Qualify for Hedge Accounting	17,190
Trading	723,121
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Nontrading that do not Qualify for Hedge Accounting	131,729
Trading	(59,157)
Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading	52,646
Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading	2,664
Commodity and other derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Trading	10,873

Gain and Loss on Designated and Qualifying Fair Value Hedges Recognized in Other Non-Interest Income and Other Non-Interest expense (Detail) (Interest rate derivatives, KRW) In Millions	12 Months Ended
Dec. 31, 2010
Derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on designated and qualifying fair value hedges	(5,718)
Hedged Items
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on designated and qualifying fair value hedges	6,314
Hedge Ineffectiveness
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on designated and qualifying fair value hedges	596

Effective Portion of Cash Flow Hedges Included in AOCI and Amount that is Expected to be Reclassified into Earnings in the next 12 months from Cash Flow Hedges (Detail) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Interest rate contract
Foreign exchange contracts	(200)
Total amount that is expected to be reclassified into earnings in the next 12 months	(200)
Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Effective portion of cash flow hedges included in AOCI	(7,034)
Cash Flow Hedging | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Effective portion of cash flow hedges included in AOCI	(2,359)
Cash Flow Hedging | Foreign exchange derivatives
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Effective portion of cash flow hedges included in AOCI	(4,676)

Summary of the Notional Amounts of Credit Derivatives and Credit Linked Notes (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Credit Derivatives [Line Items]
Protection Sold			198,270
Protection Purchased with Identical Underlyings				[1]
Net Protection Sold			198,270
Credit derivatives | Credit Default Swaps
Credit Derivatives [Line Items]
Protection Sold	87,742		174,918
Protection Purchased with Identical Underlyings		[1]		[1]
Net Protection Sold	87,742		174,918
Credit-Linked Notes
Credit Derivatives [Line Items]
Protection Sold			23,352
Protection Purchased with Identical Underlyings				[1]
Net Protection Sold			23,352

[1]	Represents the notional amount of purchased credit derivatives where the Group is the protection seller on the identical underlying reference instrument.

Maturity and Credit Rating of Reference Entities (Detail) (KRW) In Millions	Dec. 31, 2009 AAA to BBB-		Dec. 31, 2010 AA to CCC-
Derivative Instruments, Gain (Loss) [Line Items]
Less than One Year	137,628	[1]	37,978	[1]
One to Five Years	60,642	[1]	49,764	[1]
Over Five Years		[1]		[1]
Total Notional Amount	198,270	[1]	87,742	[1]
Fair Value Asset (Liability)	2,656	[1],[2]	(73)	[1],[2]

[1]	The Group considers ratings of BBB- or higher to meet the definition of investment grade.
[2]	Represents the netted amount of credit default swaps included in protection sell contracts amounting to (Won)(73) million

Maturity and Credit Rating of Reference Entities (Parenthetical) (Detail) (Protection Sell, KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Protection Sell
Derivative Instruments, Gain (Loss) [Line Items]
Fair Value Asset (Liability)	(73)	(73)

Derivative Instruments, Hedging Activities and Credit Derivatives - Additional Information (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of derivative instruments with credit risk-related contingent feature	1,691,332	1,878,791
Amount posted as a collateral	31,146	476,903
Additional collateral to be posted if credit rating falls to Baa3 or BBB- by Moody's or S&P, respectively	180,783	312,162

Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Entity Year LegalMatter Investment	Dec. 31, 2010 Lease Agreements KRW	Dec. 31, 2009 Lease Agreements KRW	Dec. 31, 2008 Lease Agreements KRW	Dec. 31, 2010 Maximum KRW
Loss Contingencies [Line Items]
Pending lawsuits as a defendant				336
Pending lawsuits as a defendant, amount	373,612
Rent expense	245,636	228,291	220,839		39,163	42,365	43,286
Deposit balances					1,284,984	1,225,577	1,222,172
Commitment to provide liquidity to SPEs								1,483,977

Future Minimum Rental Commitments Under Various Non-Cancelable Operating Leases (Detail) (KRW) In Millions	Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
2011	69,601
2012	41,267
2013	26,951
2014	14,675
2015	8,278
Thereafter	12,104
Non Cancelable Lease and other Agreements Future Minimum Payments Due, Total	172,876

Contractual Amounts Relating to Unused Credit Commitments (Detail) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Contractual amount of Unused Credit Commitments	133,346,192		126,608,095
Commitments to Extend Credit | Corporate
Contractual amount of Unused Credit Commitments	52,527,737		49,590,230
Commitments to Extend Credit | Credit cards
Contractual amount of Unused Credit Commitments	67,117,196		64,904,222
Commitments to Extend Credit | Consumer
Contractual amount of Unused Credit Commitments	9,390,520	[1]	8,794,536	[1]
Commercial Letters of Credit
Contractual amount of Unused Credit Commitments	4,310,739		3,319,107

[1]	Excludes credit card.

Group's Guarantees (Detail) (KRW) In Millions	Dec. 31, 2010
Guarantor Obligations [Line Items]
Expire Within One Year	9,452,753
Expire After One Year	5,860,279
Total Notional Amount Outstanding	15,313,032
Current Carrying Liability Amount	136,634	[1]
Amount of Recourse or Collateral Held	1,156,402
Maximum Potential Amount of Future Payments	15,313,032
Other | Other financial guarantees
Guarantor Obligations [Line Items]
Expire Within One Year	924,302
Expire After One Year	61,891
Total Notional Amount Outstanding	986,193
Current Carrying Liability Amount	6,346	[1]
Amount of Recourse or Collateral Held	137,481
Maximum Potential Amount of Future Payments	986,193
Financial Standby Letter of Credit
Guarantor Obligations [Line Items]
Expire Within One Year	392,815
Expire After One Year	146,799
Total Notional Amount Outstanding	539,614
Current Carrying Liability Amount	2,333	[1]
Amount of Recourse or Collateral Held	113,543
Maximum Potential Amount of Future Payments	539,614
Performance letters of credit and guarantees
Guarantor Obligations [Line Items]
Expire Within One Year	7,309,853
Expire After One Year	1,851,907
Total Notional Amount Outstanding	9,161,760
Current Carrying Liability Amount	104,830	[1]
Amount of Recourse or Collateral Held	905,378
Maximum Potential Amount of Future Payments	9,161,760
Liquidity facilities to SPEs
Guarantor Obligations [Line Items]
Expire Within One Year	352,626
Expire After One Year	893,851
Total Notional Amount Outstanding	1,246,477
Current Carrying Liability Amount	23,125	[1]
Maximum Potential Amount of Future Payments	1,246,477
Guarantees on trust accounts
Guarantor Obligations [Line Items]
Expire Within One Year	473,157
Expire After One Year	2,905,831
Total Notional Amount Outstanding	3,378,988
Maximum Potential Amount of Future Payments	3,378,988

[1]	Includes allowance for guarantees and liabilities recorded under ASC 460 (formerly FIN 45).

Primary Components of Assets Pledged as Collateral for Borrowings and Other Purposes (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments Owned and Pledged as Collateral [Line Items]
Restricted cash	2,111	72,806
Loans	7,276,007	5,862,846
Real estate	96,045	16,227
Other assets	12,529	5,455
Pledged Assets Separately Reported, Other, on Statement of Financial Position, at Fair Value, Total	18,167,268	16,010,016
Trading Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities	4,518,181	3,031,946
Available for sale Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities	1,194,725	1,933,160
Held-to-maturity Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities	5,067,670	5,087,576

Concentrations of Geographic and Credit Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Korea	Dec. 31, 2009 Korea	Dec. 31, 2010 Upper Limit Individual Customer	Dec. 31, 2009 Upper Limit Individual Customer	Dec. 31, 2008 Upper Limit Individual Customer
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of loans to entities		99.00%	97.00%
Percentage of investment in debt and equity securities		96.00%	98.00%	10.00%	10.00%	10.00%
Loan outstanding	The Group regularly monitors various segments of its credit risk portfolio to assess potential concentration of risks and to obtain collateral when deemed necessary. Except for securities issued by KDIC, BOK and other governmental entities, no entity was responsible for 10% or more of the Group’s total loans outstanding, trading assets and liabilities, available-for-sale securities, held-to-maturity debt securities or total interest and dividend income at December 31, 2009 and 2010 and for each of the three years ended on December 31, 2010.

Major Products Including both On-Balance Sheet (100% Loans) and Off-Balance Sheet (Principally Commitments to Extend Credit) Exposures (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	325,237,572	309,255,516
On-Balance Sheet	179,957,336	169,255,037
Off-Balance Sheet	145,280,236	140,000,479
Commercial and Industrial
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	109,426,546	101,768,977
On-Balance Sheet	59,610,344	54,479,473
Off-Balance Sheet	49,816,202	47,289,504
Other commercial
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	53,557,510	53,782,606
On-Balance Sheet	34,601,192	34,770,389
Off-Balance Sheet	18,956,318	19,012,217
Lease Financings
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	1,578,151	1,559,652
On-Balance Sheet	1,578,151	1,559,652
Mortgage and home equity
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	45,163,921	40,525,281
On-Balance Sheet	44,646,443	40,022,157
Off-Balance Sheet	517,478	503,124
Credit cards
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	84,596,542	80,020,979
On-Balance Sheet	17,479,346	15,116,757
Off-Balance Sheet	67,117,196	64,904,222
Other Consumer
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Credit Exposure	30,914,902	31,598,021
On-Balance Sheet	22,041,860	23,306,609
Off-Balance Sheet	8,873,042	8,291,412

Movements in the Amount of Loans to Executive Officers, Directors, Director Nominees, their Immediate Families and Companies Affiliated with Directors (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Executives, Directors and Affiliated Parties KRW	Dec. 31, 2009 Executives, Directors and Affiliated Parties KRW
Related Party Transaction [Line Items]
Loans at beginning of the year	$ 156,190,873,000	176,589,401,000,000	165,593,546,000,000	7,687,000,000	254,463,000,000
New loans				1,550,000,000	33,594,000,000
Repayments				(5,448,000,000)	(280,370,000,000)
Loans at end of the year	$ 156,190,873,000	176,589,401,000,000	165,593,546,000,000	3,789,000,000	7,687,000,000

Outstanding Balances and Related Income and Expense for Related Party Transactions (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Trust Accounts KRW	Dec. 31, 2009 Trust Accounts KRW	Dec. 31, 2008 Trust Accounts KRW	Dec. 31, 2010 Executives, Directors and Affiliated Parties KRW	Dec. 31, 2009 Executives, Directors and Affiliated Parties KRW	Dec. 31, 2008 Executives, Directors and Affiliated Parties KRW
Related Party Transaction [Line Items]
Loans								3,789,000,000	7,687,000,000	254,463,000,000
Trust fees payable					57,410,000,000	10,299,000,000	9,514,000,000
Short-term borrowings	7,138,917,000	8,071,259,000,000	9,714,857,000,000		1,224,846,000,000	772,373,000,000	929,175,000,000
Other liabilities					3,154,000,000	16,489,000,000	39,365,000,000
Net trust management fees					33,734,000,000	28,960,000,000	33,567,000,000
Interest expense on short-term borrowings	333,426,000	376,971,000,000	555,026,000,000	865,695,000,000	25,387,000,000	24,449,000,000	42,929,000,000
Interest on loans	$ 9,239,133,000	10,445,763,000,000	10,224,880,000,000	12,109,332,000,000				204,000,000	329,000,000	5,844,000,000

Segment Reporting - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2010 Entity Year LegalMatter Investment	Dec. 31, 2010 Retail Banking Upper Limit KRW	Dec. 31, 2010 Corporate Banking Lower Limit KRW
Segment Reporting Information [Line Items]
Number of business segments	7
Segment lending limit		1,000	1,000

Reporting Segments (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Retail Banking Shinhan Bank KRW	Dec. 31, 2009 Retail Banking Shinhan Bank KRW	Dec. 31, 2008 Retail Banking Shinhan Bank KRW	Dec. 31, 2010 Corporate Banking Shinhan Bank KRW	Dec. 31, 2009 Corporate Banking Shinhan Bank KRW	Dec. 31, 2008 Corporate Banking Shinhan Bank KRW	Dec. 31, 2010 Shinhan Bank Treasury And International Business KRW	Dec. 31, 2009 Shinhan Bank Treasury And International Business KRW	Dec. 31, 2008 Shinhan Bank Treasury And International Business KRW	Dec. 31, 2010 Shinhan Bank Other KRW	Dec. 31, 2009 Shinhan Bank Other KRW	Dec. 31, 2008 Shinhan Bank Other KRW	Dec. 31, 2010 Securities Brokerage Services KRW		Dec. 31, 2009 Securities Brokerage Services KRW		Dec. 31, 2008 Securities Brokerage Services KRW		Dec. 31, 2010 Credit cards KRW		Dec. 31, 2009 Credit cards KRW		Dec. 31, 2008 Credit cards KRW		Dec. 31, 2010 Life Insurance KRW	Dec. 31, 2009 Life Insurance KRW	Dec. 31, 2008 Life Insurance KRW	Dec. 31, 2010 Other Segment KRW	Dec. 31, 2009 Other Segment KRW	Dec. 31, 2008 Other Segment KRW	Dec. 31, 2010 Subtotal before Elimination KRW	Dec. 31, 2009 Subtotal before Elimination KRW	Dec. 31, 2008 Subtotal before Elimination KRW	Dec. 31, 2010 US GAAP Adjustment KRW	Dec. 31, 2009 US GAAP Adjustment KRW	Dec. 31, 2008 US GAAP Adjustment KRW	Dec. 31, 2010 Intersegment Transactions KRW		Dec. 31, 2009 Intersegment Transactions KRW		Dec. 31, 2008 Intersegment Transactions KRW
Segment Reporting Information [Line Items]
Net interest income		6,174,029,000,000	5,221,329,000,000	5,779,372,000,000	2,758,610,000,000	2,245,178,000,000	2,309,914,000,000	1,046,769,000,000	876,033,000,000	2,476,414,000,000	510,946,000,000	336,678,000,000	(578,185,000,000)	122,805,000,000	242,709,000,000	134,540,000,000	158,113,000,000	[1]	147,002,000,000	[1]	184,408,000,000	[1]	3,133,483,000,000	[2]	2,853,957,000,000	[2]	2,958,371,000,000	[2]	472,538,000,000	419,116,000,000	357,085,000,000	(611,645,000,000)	(663,136,000,000)	(500,365,000,000)	7,591,619,000,000	6,457,537,000,000	7,342,182,000,000	(1,396,372,000,000)	(1,217,995,000,000)	(1,528,543,000,000)	(21,218,000,000)	[3]	(18,213,000,000)	[3]	(34,267,000,000)	[3]
Non-interest income		5,799,535,000,000	5,684,741,000,000	4,571,417,000,000	562,506,000,000	669,676,000,000	1,999,084,000,000	498,129,000,000	968,840,000,000	5,339,037,000,000	10,546,258,000,000	27,913,513,000,000	27,961,314,000,000	1,944,021,000,000	2,465,668,000,000	2,773,492,000,000	1,464,612,000,000	[1]	1,323,276,000,000	[1]	1,531,926,000,000	[1]	279,015,000,000	[2]	280,041,000,000	[2]	631,799,000,000	[2]	3,455,653,000,000	2,997,633,000,000	2,505,032,000,000	5,120,265,000,000	3,957,527,000,000	5,028,456,000,000	23,870,459,000,000	40,576,174,000,000	47,770,140,000,000	(18,006,004,000,000)	(34,322,618,000,000)	(42,109,891,000,000)	(64,920,000,000)	[3]	(568,815,000,000)	[3]	(1,088,832,000,000)	[3]
Total revenues		11,973,564,000,000	10,906,070,000,000	10,350,789,000,000	3,321,116,000,000	2,914,854,000,000	4,308,998,000,000	1,544,898,000,000	1,844,873,000,000	7,815,451,000,000	11,057,204,000,000	28,250,191,000,000	27,383,129,000,000	2,066,826,000,000	2,708,377,000,000	2,908,032,000,000	1,622,725,000,000	[1]	1,470,278,000,000	[1]	1,716,334,000,000	[1]	3,412,498,000,000	[2]	3,133,998,000,000	[2]	3,590,170,000,000	[2]	3,928,191,000,000	3,416,749,000,000	2,862,117,000,000	4,508,620,000,000	3,294,391,000,000	4,528,091,000,000	31,462,078,000,000	47,033,711,000,000	55,112,322,000,000	(19,402,376,000,000)	(35,540,613,000,000)	(43,638,434,000,000)	(86,138,000,000)	[3]	(587,028,000,000)	[3]	(1,123,099,000,000)	[3]
Provision (reversal) for credit losses		672,992,000,000	2,201,164,000,000	1,436,598,000,000	440,176,000,000	558,072,000,000	361,749,000,000	385,415,000,000	465,414,000,000	326,219,000,000	13,887,000,000	50,960,000,000	(3,660,000,000)	120,988,000,000	132,530,000,000	244,541,000,000	21,539,000,000	[1]	135,192,000,000	[1]	29,009,000,000	[1]	(26,062,000,000)	[2]	104,910,000,000	[2]	43,110,000,000	[2]	6,343,000,000	12,453,000,000	9,189,000,000	(109,025,000,000)	131,996,000,000	33,407,000,000	853,261,000,000	1,591,527,000,000	1,043,564,000,000	(51,106,000,000)	635,409,000,000	457,233,000,000	(129,163,000,000)	[3]	(25,772,000,000)	[3]	(64,199,000,000)	[3]
Non-interest expense		7,297,099,000,000	6,423,834,000,000	5,855,444,000,000	1,801,235,000,000	1,750,268,000,000	2,718,954,000,000	803,287,000,000	1,216,338,000,000	5,426,404,000,000	10,603,777,000,000	28,057,444,000,000	27,940,895,000,000	1,568,769,000,000	2,225,703,000,000	3,261,292,000,000	1,387,486,000,000	[1]	1,256,340,000,000	[1]	1,463,084,000,000	[1]	2,219,608,000,000	[2]	1,887,058,000,000	[2]	2,159,435,000,000	[2]	3,629,467,000,000	3,166,479,000,000	2,657,719,000,000	893,500,000,000	759,233,000,000	1,071,084,000,000	22,907,129,000,000	40,318,863,000,000	46,698,867,000,000	(15,660,307,000,000)	(33,403,844,000,000)	(40,193,949,000,000)	50,277,000,000	[3]	(491,185,000,000)	[3]	(649,474,000,000)	[3]
Depreciation and amortization		604,759,000,000	713,521,000,000	871,416,000,000	76,249,000,000	79,463,000,000	105,439,000,000	6,747,000,000	7,010,000,000	4,650,000,000	987,000,000	1,270,000,000	1,607,000,000	76,445,000,000	107,614,000,000	124,384,000,000	29,651,000,000	[1]	21,718,000,000	[1]	14,832,000,000	[1]	38,900,000,000	[2]	41,476,000,000	[2]	63,250,000,000	[2]	14,322,000,000	13,442,000,000	8,816,000,000	16,831,000,000	46,906,000,000	19,322,000,000	260,132,000,000	318,899,000,000	342,300,000,000	344,627,000,000	394,622,000,000	529,116,000,000
Income before income tax expense		3,398,714,000,000	1,567,551,000,000	2,187,331,000,000	1,003,456,000,000	527,051,000,000	1,122,856,000,000	349,449,000,000	156,111,000,000	2,058,178,000,000	438,553,000,000	140,517,000,000	(555,713,000,000)	300,624,000,000	242,530,000,000	(722,185,000,000)	184,049,000,000	[1]	57,028,000,000	[1]	209,409,000,000	[1]	1,180,052,000,000	[2]	1,100,554,000,000	[2]	1,324,375,000,000	[2]	278,059,000,000	224,375,000,000	186,393,000,000	3,707,314,000,000	2,356,256,000,000	3,404,278,000,000	7,441,556,000,000	4,804,422,000,000	7,027,591,000,000	(4,035,590,000,000)	(3,166,800,000,000)	(4,430,834,000,000)	(7,252,000,000)	[3]	(70,071,000,000)	[3]	(409,426,000,000)	[3]
Income tax expense (benefit)		576,826,000,000	424,026,000,000	694,931,000,000	212,845,000,000	156,969,000,000	309,441,000,000	74,123,000,000	46,494,000,000	74,099,000,000	93,022,000,000	41,850,000,000	(51,527,000,000)	63,766,000,000	72,232,000,000	124,396,000,000	45,159,000,000	[1]	12,844,000,000	[1]	53,108,000,000	[1]	73,024,000,000	[2]	243,799,000,000	[2]	383,800,000,000	[2]	67,429,000,000	50,402,000,000	47,160,000,000	43,248,000,000	26,264,000,000	44,888,000,000	672,616,000,000	650,854,000,000	985,365,000,000	(34,424,000,000)	(181,802,000,000)	(191,269,000,000)	(61,366,000,000)	[3]	(45,026,000,000)	[3]	(99,165,000,000)	[3]
Net income attributable to noncontrolling interest		22,634,000,000	9,673,000,000	11,701,000,000																																					22,634,000,000	[3]	9,673,000,000	[3]	11,701,000,000	[3]
Net income (loss) attributable to the Group		2,844,522,000,000	1,133,852,000,000	1,480,699,000,000	790,611,000,000	370,082,000,000	813,415,000,000	275,326,000,000	109,617,000,000	1,984,079,000,000	345,531,000,000	98,667,000,000	(504,186,000,000)	236,858,000,000	170,298,000,000	(846,581,000,000)	138,890,000,000	[1]	44,184,000,000	[1]	156,301,000,000	[1]	1,107,028,000,000	[2]	856,755,000,000	[2]	940,575,000,000	[2]	210,630,000,000	173,973,000,000	139,233,000,000	3,664,066,000,000	2,329,992,000,000	3,359,390,000,000	6,768,940,000,000	4,153,568,000,000	6,042,226,000,000	(4,001,166,000,000)	(2,984,998,000,000)	(4,239,565,000,000)	76,748,000,000	[3]	(34,718,000,000)	[3]	(321,962,000,000)	[3]
US GAAP adjustments					(334,469,000,000)	(90,671,000,000)	(53,561,000,000)	473,451,000,000	(250,439,000,000)	(480,122,000,000)	266,330,000,000	247,069,000,000	149,673,000,000	(57,789,000,000)	11,610,000,000	(8,694,000,000)	29,322,000,000	[1]	39,585,000,000	[1]	(15,169,000,000)	[1]	(150,521,000,000)	[2]	(216,509,000,000)	[2]	(503,266,000,000)	[2]	(371,517,000,000)	(90,485,000,000)	256,082,000,000	(3,855,973,000,000)	(2,635,158,000,000)	(3,584,508,000,000)	(4,001,166,000,000)	(2,984,998,000,000)	(4,239,565,000,000)
Intersegment transactions					29,318,000,000	15,684,000,000	24,855,000,000	28,108,000,000	(327,712,000,000)	(416,592,000,000)	(13,327,000,000)	59,836,000,000	(2,033,000,000)	9,411,000,000	(39,297,000,000)	9,177,000,000	9,855,000,000	[1]	14,447,000,000	[1]	(9,375,000,000)	[1]	32,528,000,000	[2]	284,414,000,000	[2]	248,781,000,000	[2]	(6,859,000,000)	33,881,000,000	6,717,000,000	(12,286,000,000)	(75,971,000,000)	(183,492,000,000)	76,748,000,000	(34,718,000,000)	(321,962,000,000)
Net income (loss) attributable to the Group	2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000	485,460,000,000	295,095,000,000	784,709,000,000	776,885,000,000	(468,534,000,000)	1,087,365,000,000	598,534,000,000	405,572,000,000	(356,546,000,000)	188,480,000,000	142,611,000,000	(846,098,000,000)	178,067,000,000	[1]	98,216,000,000	[1]	131,757,000,000	[1]	989,035,000,000	[2]	924,660,000,000	[2]	686,090,000,000	[2]	(167,746,000,000)	117,369,000,000	402,032,000,000	(204,193,000,000)	(381,137,000,000)	(408,610,000,000)	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Total Assets	$ 238,840,074,000	270,032,589,000,000	254,909,916,000,000	260,973,133,000,000	109,027,747,000,000	93,012,758,000,000	84,746,067,000,000	20,753,183,000,000	37,373,660,000,000	46,860,042,000,000	40,927,355,000,000	40,836,217,000,000	50,672,104,000,000	34,669,682,000,000	31,014,717,000,000	31,290,886,000,000	9,539,649,000,000	[1]	7,551,810,000,000	[1]	7,315,710,000,000	[1]	21,096,513,000,000	[2]	17,556,352,000,000	[2]	17,051,579,000,000	[2]	11,956,060,000,000	10,054,742,000,000	8,517,262,000,000	60,601,311,000,000	50,983,388,000,000	48,041,984,000,000	308,571,500,000,000	288,383,644,000,000	294,495,634,000,000	(18,978,038,000,000)	(16,355,259,000,000)	(15,492,069,000,000)	(19,560,873,000,000)	[3]	(17,118,469,000,000)	[3]	(18,030,432,000,000)	[3]

[1]	Securities brokerage business is conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).
[2]	Credit card business is conducted through Shinhan Card.
[3]	Includes eliminations for consolidation, intersegment transactions and certain differences in classification under management reporting system.

Securitizations and Variable Interest Entities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2007 KRW	Dec. 31, 2009 Net Increase (Decrease) KRW
Variable Interest [Line Items]
Net gain (loss) related to securitization and sale of loans	(38,235,000,000)	42,878,000,000	1,196,000,000
Equity	23,208,195,000,000	20,549,390,000,000	17,964,143,000,000	20,527,325,000	18,175,652,000	17,121,542,000,000	(11,924,000,000)
Total Assets	270,032,589,000,000	254,909,916,000,000	260,973,133,000,000	238,840,074,000			4,019,736,000,000
Total Liabilities	246,824,394,000,000	234,360,526,000,000		$ 218,312,749,000			4,031,660,000,000

Net Incremental Impact of Accounting Change on the Consolidated Balance Sheet (Detail) In Thousands	Dec. 31, 2010 USD ( $)		Dec. 31, 2010 KRW		Dec. 31, 2009 USD ( $)	Dec. 31, 2009 KRW		Dec. 31, 2008 KRW	Dec. 31, 2007 KRW	Dec. 31, 2009 Net Increase (Decrease) KRW	Dec. 31, 2009 Beginning Balance Sheet January 1, 2010 KRW
ASSETS
Cash and cash equivalents	$ 5,031,852		5,689,011,000		$ 3,859,124	4,363,125,000		1,364,777,000	3,579,806,000	5,319,000	4,368,444,000
Restricted cash	4,916,582		5,558,687,000			7,973,917,000					7,973,917,000
Interest-bearing deposits	2,104,108		2,378,905,000			2,164,004,000				296,624,000	2,460,628,000
Call loans and securities purchased under resale agreements	1,983,746		2,242,824,000			1,346,244,000					1,346,244,000
Trading assets	13,513,534		15,278,402,000			11,297,076,000				1,915,141,000	13,212,217,000
Securities:
Available-for-sale securities	24,233,133		27,397,981,000			27,611,895,000				132,449,000	27,744,344,000
Held-to-maturity securities	11,133,043	[1]	12,587,018,000	[1]		12,793,618,000	[1]				12,793,618,000
Loans	156,190,873		176,589,401,000			165,593,546,000				1,593,691,000	167,187,237,000
Customers' liability on acceptances	3,503,207		3,960,725,000			2,780,290,000					2,780,290,000
Premises and equipment, net (Note 9)	2,093,900		2,367,364,000			2,437,014,000					2,437,014,000
Intangible assets	868,069		981,440,000			1,266,604,000					1,266,604,000
Goodwill	3,365,843		3,805,422,000			3,805,422,000		3,892,393,000			3,805,422,000
Security deposits	1,233,994		1,395,153,000			1,323,666,000					1,323,666,000
Other assets	8,668,190		9,800,256,000			10,153,495,000				76,512,000	10,230,007,000
Total Assets	238,840,074		270,032,589,000			254,909,916,000		260,973,133,000		4,019,736,000	258,929,652,000
Deposits:
Interest-bearing	132,508,666		149,814,297,000			140,808,902,000				3,495,532,000	144,304,434,000
Non-interest-bearing	2,722,347		3,077,886,000			2,889,587,000					2,889,587,000
Trading liabilities	3,198,088		3,615,758,000			4,565,034,000				62,933,000	4,627,967,000
Acceptances outstanding	3,503,207		3,960,725,000			2,780,290,000					2,780,290,000
Short-term borrowings	7,138,917		8,071,259,000			9,714,857,000				(459,683,000)	9,255,174,000
Secured Borrowings	7,337,605		8,295,896,000			7,944,390,000				691,365,000	8,635,755,000
Long-term debt	41,124,887		46,495,799,000			44,794,981,000				930,000	44,795,911,000
Future policy benefits	9,152,085		10,347,347,000			8,310,238,000					8,310,238,000
Accrued expenses and other liabilities	11,626,947		13,145,427,000			12,552,247,000				240,583,000	12,792,830,000
Total liabilities	218,312,749		246,824,394,000			234,360,526,000				4,031,660,000	238,392,186,000
Equity	20,527,325		23,208,195,000		18,175,652	20,549,390,000		17,964,143,000	17,121,542,000	(11,924,000)	20,537,466,000
Total liabilities and equity	$ 238,840,074		270,032,589,000			254,909,916,000				4,019,736,000	258,929,652,000

[1]	On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.

Carrying Amounts and Classification of Assets and Liabilities of VIEs which have been Consolidated (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary KRW		Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary KRW		Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Asset Backed Securitizations KRW		Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary Asset Backed Securitizations KRW		Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Investment Trusts KRW		Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary Investment Trusts KRW		Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Guaranteed Fixed Rate Money Trusts KRW		Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary Guaranteed Fixed Rate Money Trusts KRW
Variable Interest [Line Items]
Loans					8,385,612,000,000		5,957,130,000,000		7,817,754,000,000		5,857,865,000,000		39,843,000,000		99,124,000,000		528,015,000,000		141,000,000
Securities	1,233,994,000	1,395,153,000,000	1,323,666,000,000		2,558,725,000,000		3,547,299,000,000		1,729,766,000,000		1,939,535,000,000		828,718,000,000		1,606,396,000,000		241,000,000		1,368,000,000
Other assets	8,668,190,000	9,800,256,000,000	10,153,495,000,000		3,358,094,000,000		795,846,000,000		675,081,000,000		422,529,000,000		110,664,000,000		371,661,000,000		2,572,349,000,000		1,656,000,000
Total Assets	238,840,074,000	270,032,589,000,000	254,909,916,000,000	260,973,133,000,000	14,302,431,000,000	[1]	10,300,275,000,000	[1]	10,222,601,000,000	[1]	8,219,929,000,000	[1]	979,225,000,000	[1]	2,077,181,000,000	[1]	3,100,605,000,000	[1]	3,165,000,000	[1]
Total Liabilities	$ 218,312,749,000	246,824,394,000,000	234,360,526,000,000		8,569,849,000,000	[1]	5,111,335,000,000	[1]	4,853,989,000,000	[1]	4,746,732,000,000	[1]	56,758,000,000	[1]	359,076,000,000	[1]	3,659,102,000,000	[1]	5,527,000,000	[1]

[1]	Total assets and total liabilities of consolidated VIEs are reported net of intercompany balances that have been eliminated in consolidation.

Aggregated Total Assets, Maximum Exposure to Loss, and Carrying Amount and Classification of Assets and Liabilities, VIEs Not Primary Beneficiary (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary KRW		Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Asset Backed Securitizations KRW		Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary Asset Backed Securitizations KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Asset Backed Securitizations Liquidity arrangements KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Asset Backed Securitizations Obligations to purchase assets KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Asset Backed Securitizations Other exposures KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Investment Trusts KRW		Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary Investment Trusts KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Investment Trusts Liquidity arrangements KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Investment Trusts Other exposures KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary SPEs Created for Structured Financing KRW		Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary SPEs Created for Structured Financing KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary SPEs Created for Structured Financing Liquidity arrangements KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary SPEs Created for Structured Financing Other exposures KRW	Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary Guaranteed Principal Money Trusts And Performance Based Trusts KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Other Vehicles KRW		Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary Other Vehicles KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Other Vehicles Liquidity arrangements KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Other Vehicles Other exposures KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Liquidity arrangements KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Obligations to purchase assets KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Other exposures KRW
Variable Interest [Line Items]
Maximum exposure to loss					46,605,095,000,000	[1]	19,591,632,000,000	[1]	2,119,619,000,000	[1]	5,684,514,000,000	[1]	1,494,752,000,000	94,617,000,000	530,250,000,000	867,547,000,000	[1]	803,815,000,000	[1]	173,854,000,000	693,693,000,000	7,440,656,000,000	[1]	9,179,376,000,000	[1]	7,362,491,000,000	78,165,000,000	3,480,492,000,000	[1]	36,177,273,000,000	[1]	443,435,000,000	[1]	364,418,000,000	35,812,855,000,000	9,395,515,000,000	94,617,000,000	37,114,963,000,000
Total assets of VIEs					62,201,944,000,000		74,576,144,000,000		11,668,703,000,000		16,629,900,000,000					10,529,556,000,000		8,796,449,000,000				29,862,778,000,000		33,698,441,000,000				3,700,384,000,000		10,140,907,000,000		11,750,970,000,000
Total Liabilities of VIEs					36,097,464,000,000				5,828,653,000,000							386,846,000,000						24,185,818,000,000								5,696,147,000,000
Loans					6,504,693,000,000		8,936,676,000,000		426,063,000,000		1,597,388,000,000											5,831,434,000,000		7,084,670,000,000						247,196,000,000		254,618,000,000
Securities	1,233,994,000	1,395,153,000,000	1,323,666,000,000		1,373,446,000,000		1,582,855,000,000		450,573,000,000		601,086,000,000					770,036,000,000		724,527,000,000				104,529,000,000		185,236,000,000						48,308,000,000		72,006,000,000
Other assets	8,668,190,000	9,800,256,000,000	10,153,495,000,000		978,000,000		78,438,000,000		6,000,000		75,501,000,000													1,490,000,000						972,000,000		1,447,000,000
Total Assets	238,840,074,000	270,032,589,000,000	254,909,916,000,000	260,973,133,000,000	7,879,117,000,000		10,597,969,000,000		876,642,000,000		2,273,975,000,000					770,036,000,000		724,527,000,000				5,935,963,000,000		7,271,396,000,000						296,476,000,000		328,071,000,000
On-Balance Sheet Liabilities	$ 218,312,749,000	246,824,394,000,000	234,360,526,000,000		3,802,000,000		5,272,000,000		1,282,000,000		3,883,000,000											1,415,000,000		516,000,000						1,105,000,000		873,000,000

[1]	The Group's maximum exposure to loss often differs from the carrying amount of assets and liabilities in Group's balance sheet that relate to the Group's variable interest in the VIEs. The maximum exposure to loss is dependent on the nature of the Group's variable interest in the VIEs and is limited to the notional amounts of certain liquidity facilities, other credit support, derivatives and investments the Group has made in the VIEs.

Movements of Other Comprehensive Income, Net of Tax Benefit (Expense) (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company KRW	Dec. 31, 2009 Parent Company KRW	Dec. 31, 2008 Parent Company KRW	Dec. 31, 2010 Parent Company Foreign Currency Translation Adjustments KRW	Dec. 31, 2009 Parent Company Foreign Currency Translation Adjustments KRW	Dec. 31, 2008 Parent Company Foreign Currency Translation Adjustments KRW	Dec. 31, 2010 Parent Company Net Unrealized Gain on Available-for-Sale Securities KRW	Dec. 31, 2009 Parent Company Net Unrealized Gain on Available-for-Sale Securities KRW	Dec. 31, 2008 Parent Company Net Unrealized Gain on Available-for-Sale Securities KRW	Dec. 31, 2010 Parent Company Gains (losses) on cash flow hedges KRW
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		969,013,000,000			969,013,000,000	595,481,000,000	762,200,000,000	44,547,000,000	112,453,000,000	(29,804,000,000)	924,466,000,000	483,028,000,000	792,004,000,000
Cumulative adjustment for accounting change, net of tax effect of 2,469 in 2009 and 0 in 2008						(8,752,000,000)						(8,752,000,000)
Foreign currency translation adjustment, net of tax effect of (Won) (2,040) in 2010, 44,997 in 2009 and (52,607) in 2008	6,945,000	7,854,000,000	(68,217,000,000)	142,257,000,000	7,949,000,000	(67,906,000,000)	142,257,000,000	7,949,000,000	(67,906,000,000)	142,257,000,000
Unrealized net gains on available-for-sale securities, net of tax effect of (Won)(128,754) in 2010, (63,486) in 2009 and 79,924 in 2008					371,388,000,000	580,596,000,000	(214,571,000,000)				371,388,000,000	580,596,000,000	(214,571,000,000)
Changes in the Group's ownership interest in subsidiary, net of tax effect of (Won)(56) in 2009 and 0 in 2008						200,000,000						200,000,000
Net gains (losses) on cash flow hedges, net of tax effect of (Won)2,246	(6,222,000)	(7,034,000,000)			(7,034,000,000)									(7,034,000,000)
Reclassifications from other comprehensive income to net income, net of tax effect of (Won) 71,327 in 2010, 49,540 in 2009 and 33,781 in 2008					(205,428,000,000)	(130,606,000,000)	(94,405,000,000)				(205,428,000,000)	(130,606,000,000)	(94,405,000,000)
Ending Balance	$ 1,004,675,000	1,135,888,000,000	969,013,000,000		1,135,888,000,000	969,013,000,000	595,481,000,000	52,496,000,000	44,547,000,000	112,453,000,000	1,090,426,000,000	924,466,000,000	483,028,000,000	(7,034,000,000)

Movements of Other Comprehensive Income, Net of Tax Benefit (Expense) (Parenthetical) (Detail) (Parent Company, KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Parent Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative adjustment for accounting change, tax		2,469	0
Foreign currency translation adjustment, tax	(2,040)	44,997	(52,607)
Unrealized net gains on available-for-sale securities, tax	(128,754)	(63,486)	79,924
Changes in the Group's ownership interest in subsidiary, tax		(56)	0
Net gains (losses) on cash flow hedges, tax effect	2,246
Reclassifications from other comprehensive income to net income, tax	71,327	49,540	33,781

Subsequent Events - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Subsequent Event [Line Items]
Redeemable preferred stock, shares issued	28,990,000	28,990,000
Subsequent event date	Apr 20, 2011
Subsequent event description	On April 20, 2011, as part of funding for partial redemption of the Series 10 redeemable preferred stock and the Series 11 redeemable convertible preferred stock, the Group issued 11,100,000 shares of the Series 12 non-voting redeemable preferred stock.
Subsequent Event | Series 12
Subsequent Event [Line Items]
Redeemable preferred stock, shares issued	11,100,000

Cash Dividends Paid to Parent Company by Subsidiaries and Affiliates (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash dividends paid by:
Consolidated subsidiaries	795,951	136,241	1,931,865
Equity method investees	21,361	25,210	12,010
Cash Dividends Paid to Parent Company, Total	817,312	161,451	1,943,875

CONDENSED BALANCE SHEETS (Detail)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company KRW	Dec. 31, 2009 Parent Company KRW	Dec. 31, 2010 Parent Company Nonbank Subsidiaries KRW	Dec. 31, 2009 Parent Company Nonbank Subsidiaries KRW	Dec. 31, 2010 Parent Company Bank Subsidiaries KRW	Dec. 31, 2009 Parent Company Bank Subsidiaries KRW
ASSETS
Deposits with banking subsidiary					861,284,000,000	429,825,000,000
Receivables from subsidiaries							1,455,000,000,000	1,575,000,000,000
Investment (at equity) in subsidiaries:
Premises and equipment	2,093,900,000	2,367,364,000,000	2,437,014,000,000		3,310,000,000	3,685,000,000
Other assets	8,668,190,000	9,800,256,000,000	10,153,495,000,000		340,455,000,000	160,843,000,000
Total Assets	238,840,074,000	270,032,589,000,000	254,909,916,000,000	260,973,133,000,000	29,595,651,000,000	26,815,419,000,000
Investment (at equity) in subsidiaries							11,379,334,000,000	10,971,879,000,000	15,556,268,000,000	13,674,187,000,000
Liabilities and stockholders' equity
Short-term debt					5,000,000,000	674,000,000,000
Long-term debt	41,124,887,000	46,495,799,000,000	44,794,981,000,000		6,581,104,000,000	5,767,797,000,000
Accrued expenses and other liabilities	11,626,947,000	13,145,427,000,000	12,552,247,000,000		214,177,000,000	155,423,000,000
Total liabilities	218,312,749,000	246,824,394,000,000	234,360,526,000,000		6,800,281,000,000	6,597,220,000,000
Stockholders' equity	20,162,187,000	22,795,370,000,000	20,218,199,000,000		22,795,370,000,000	20,218,199,000,000
Total liabilities and equity	$ 238,840,074,000	270,032,589,000,000	254,909,916,000,000		29,595,651,000,000	26,815,419,000,000

CONDENSED STATEMENTS OF INCOME (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company KRW	Dec. 31, 2009 Parent Company KRW	Dec. 31, 2008 Parent Company KRW	Dec. 31, 2010 Parent Company Nonbank Subsidiaries KRW	Dec. 31, 2009 Parent Company Nonbank Subsidiaries KRW	Dec. 31, 2008 Parent Company Nonbank Subsidiaries KRW	Dec. 31, 2010 Parent Company Bank Subsidiaries KRW	Dec. 31, 2009 Parent Company Bank Subsidiaries KRW	Dec. 31, 2008 Parent Company Bank Subsidiaries KRW
Income
Other income					157,507,000,000	203,230,000,000	148,008,000,000
Total interest income	11,519,952,000	13,024,458,000,000	12,597,357,000,000	14,733,940,000,000	1,067,241,000,000	488,072,000,000	2,216,126,000,000
Dividend income								667,579,000,000	150,352,000,000	1,537,359,000,000	149,733,000,000	11,099,000,000	406,516,000,000
Interest income								92,405,000,000	119,666,000,000	116,914,000,000	17,000,000	3,725,000,000	7,329,000,000
Expenses
Interest expense	6,059,111,000	6,850,429,000,000	7,376,028,000,000	8,954,568,000,000	350,087,000,000	443,816,000,000	442,683,000,000
Salaries and employee benefits	1,711,017,000	1,934,476,000,000	2,000,396,000,000	1,817,473,000,000	28,997,000,000	26,975,000,000	4,813,000,000
Other expense					77,492,000,000	57,996,000,000	44,445,000,000
Total expenses					456,576,000,000	528,787,000,000	491,941,000,000
Income (Loss) before income tax expense and undistributed net income (loss) of subsidiaries	3,006,114,000	3,398,714,000,000	1,567,551,000,000	2,187,331,000,000	610,665,000,000	(40,715,000,000)	1,724,185,000,000
Income tax expense	510,194,000	576,826,000,000	424,026,000,000	694,931,000,000	(94,511,000,000)	26,756,000,000	14,560,000,000
Income (loss) before undistributed net income (loss) of subsidiaries					705,176,000,000	(67,471,000,000)	1,709,625,000,000
Net income (loss) attributable to the Group	2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Equity in undistributed net income (loss) of subsidiaries								350,478,000,000	730,900,000,000	(490,163,000,000)	1,788,868,000,000	470,423,000,000	261,237,000,000

CONDENSED STATEMENTS OF CASH FLOWS (Detail)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company KRW	Dec. 31, 2009 Parent Company KRW	Dec. 31, 2008 Parent Company KRW
Cash flows from operating activities
Net income attributable to the Group	$ 2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Less: Net income of subsidiaries					(2,956,658,000,000)	(1,362,774,000,000)	(1,714,949,000,000)
Parent Company net loss					(112,136,000,000)	(228,922,000,000)	(234,250,000,000)
Depreciation on premises and equipment					1,381,000,000	893,000,000	811,000,000
Cash dividends from subsidiaries and equity method investees					817,312,000,000	161,451,000,000	1,943,875,000,000
Other expense (income)					19,783,000,000	(27,002,000,000)	27,208,000,000
Net unrealized foreign exchange (gains) losses	186,909,000	211,319,000,000	(1,093,482,000,000)	805,429,000,000	21,482,000,000	(10,818,000,000)
Loss on valuation of trading derivatives						14,224,000,000
Other assets, net					(166,633,000,000)	57,923,000,000	8,427,000,000
Accrued expense and other liabilities, net					57,311,000,000	21,343,000,000	(5,062,000,000)
Net cash provided by (used in) operating activities	5,655,128,000	6,393,688,000,000	1,714,117,000,000	3,903,668,000,000	638,500,000,000	(10,908,000,000)	1,741,009,000,000
Cash flows from investing activities
Net change in receivables from subsidiaries					120,000,000,000	835,000,000,000	(995,000,000,000)
Increase in investment in subsidiaries					(10,026,000,000)	(31,048,000,000)	(967,011,000,000)
Decrease in investment in subsidiaries						52,631,000,000	977,471,000,000
Purchases of premises and equipment	(250,423,000)	(283,128,000,000)	(382,246,000,000)	(411,017,000,000)	(1,006,000,000)	(2,302,000,000)	(1,503,000,000)
Net change in other investments	(112,744,000)	(127,466,000,000)	(749,297,000,000)	(395,972,000,000)	(5,000,000,000)	1,008,000,000	(45,678,000,000)
Net cash provided by (used in) investing activities	(9,788,499,000)	(11,066,877,000,000)	(7,485,759,000,000)	(26,908,255,000,000)	103,968,000,000	855,289,000,000	(1,031,721,000,000)
Cash flows from financing activities
Net change in short-term debt	(1,031,930,000)	(1,166,700,000,000)	(13,220,611,000,000)	7,079,775,000,000	(669,000,000,000)	(481,300,000,000)	(99,700,000,000)
Proceeds from issuance of long-term debt	13,938,544,000	15,758,917,000,000	16,136,245,000,000	13,097,327,000,000	2,450,000,000,000	712,160,000,000	1,480,000,000,000
Repayment of long-term debt	(12,219,861,000)	(13,815,772,000,000)	(17,171,152,000,000)	(12,673,038,000,000)	(1,671,743,000,000)	(2,360,905,000,000)	(978,763,000,000)
Proceed from the issuance of stock			1,275,260,000,000			1,275,260,000,000
Cash dividends paid	(371,719,000)	(420,266,000,000)	(230,586,000,000)	(572,004,000,000)	(420,266,000,000)	(230,586,000,000)	(572,004,000,000)
Net cash provided by (used in) financing activities	5,393,048,000	6,097,380,000,000	9,812,964,000,000	20,346,044,000,000	(311,009,000,000)	(1,085,371,000,000)	(170,467,000,000)
Net increase (decrease) in cash and cash equivalents	1,172,728,000	1,325,886,000,000	2,998,348,000,000	(2,215,029,000,000)	431,459,000,000	(240,990,000,000)	538,821,000,000
Beginning of year	3,859,124,000	4,363,125,000,000	1,364,777,000,000	3,579,806,000,000	429,825,000,000	670,815,000,000	131,994,000,000
End of year	5,031,852,000	5,689,011,000,000	4,363,125,000,000	1,364,777,000,000	861,284,000,000	429,825,000,000	670,815,000,000
Cash paid for interest	$ 6,035,274,000	6,823,481,000,000	8,085,712,000,000	8,297,836,000,000	339,520,000,000	438,978,000,000	421,180,000,000